UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Value Index Fund Fidelity® Small Cap Value Index Fund : FISVX

This annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, financials gained 19% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+20%), benefiting from the technology hardware & equipment industry (+31%). Industrials rose 6%, utilities gained 13%, and communication services advanced 21%. Other contributors included the real estate (+6%), consumer staples (+12%) and materials (+6%) sectors.
•In contrast, energy returned -25% and detracted most. Health care (-13%) and consumer discretionary (-4%), especially the consumer durables & apparel industry (-16%), also hurt.
•Turning to individual stocks, the top contributor was AST SpaceMobile (+323%), from the telecommunication services category. From the same industry, Lumen Technologies (+309%) boosted the fund. In financial services, Mr. Cooper gained approximately 84% and boosted the fund. Another notable contributor was Arcadium Lithium (+74%), a stock in the materials sector. Lastly, American Healthcare REIT, within the equity real estate investment trusts industry, gained roughly 157% and also contributed.
•Conversely, the biggest detractor was Murphy Oil (-43%), from the energy sector. From the same sector, PBF Energy (-51%) and Transocean (-52%) detracted. Neogen (-69%), from the health care equipment & services category, detracted. Lastly, Cytokinetics (-39%), a stock in the pharmaceuticals, biotechnology & life sciences category, also hurt the fund's performance.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Small Cap Value Index Fund	5.74%	12.50%	7.00%
Russell 2000® Value Index	5.54%	12.47%	7.00%
Russell 3000® Index	15.30%	15.96%	14.05%
A   From July 11, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,343,222,505
Number of Holdings	1,451
Total Advisory Fee	$651,232
Portfolio Turnover	31%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.9
Industrials	13.5
Real Estate	10.4
Consumer Discretionary	10.3
Health Care	8.4
Information Technology	7.4
Energy	6.5
Utilities	6.2
Materials	4.6
Communication Services	2.5
Consumer Staples	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Canada - 1.0
Switzerland - 0.4
Puerto Rico - 0.4
Cameroon - 0.3
Norway - 0.3
Bermuda - 0.3
Monaco - 0.2
United Kingdom - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Fluor Corp	0.8
UMB Financial Corp	0.7
Jackson Financial Inc	0.6
Essential Properties Realty Trust Inc	0.6
Taylor Morrison Home Corp	0.6
Essent Group Ltd	0.6
Old National Bancorp/IN	0.6
Cadence Bank	0.6
Terreno Realty Corp	0.5
UFP Industries Inc	0.5
6.1
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913368.101    3406-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth Index Fund Fidelity® Small Cap Growth Index Fund : FECGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, industrials gained roughly 21% and contributed most to the fund's performance for the fiscal year, driven by the capital goods industry (+31%). Financials stocks also helped (+29%). Information technology rose roughly 11%, consumer staples gained approximately 18%, lifted by the consumer staples distribution & retail industry (+81%), and consumer discretionary advanced approximately 5%. Other contributors included the materials (+11%), real estate (+13%), communication services (+4%) and utilities (+2%) sectors.
•In contrast, energy returned about -18% and detracted most. Health care (-2%) also hurt, hampered by the pharmaceuticals, biotechnology & life sciences industry (-6%).
•Turning to individual stocks, the top contributor was Credo Technology (+191%), from the semiconductors & semiconductor equipment industry. Carpenter Technology, within the materials sector, gained 153% and contributed. In consumer staples distribution & retail, Sprouts Farmers Market (+94%) contributed. IonQ (+511%), from the technology hardware & equipment category, helped. Lastly, in capital goods, Rocket Lab gained 429% and also helped.
•Conversely, the biggest detractor was Vaxcyte (-57%), from the pharmaceuticals, biotechnology & life sciences industry. In consumer discretionary distribution & retail, Abercrombie & Fitch returned -53% and hurt the fund's performance. Tidewater (-51%), from the energy sector, hindered the fund. Axcelis Technologies (-51%), a stock in the semiconductors & semiconductor equipment industry, hurt the fund. Lastly, in capital goods, Atkore returned approximately -46% and also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Small Cap Growth Index Fund	9.80%	7.53%	6.89%
Russell 2000® Growth Index	9.73%	7.42%	6.82%
Russell 3000® Index	15.30%	15.96%	14.05%
A   From July 11, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$892,228,123
Number of Holdings	1,110
Total Advisory Fee	$395,295
Portfolio Turnover	36%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	22.9
Information Technology	21.6
Industrials	20.4
Financials	11.4
Consumer Discretionary	9.7
Energy	3.1
Materials	3.1
Communication Services	2.7
Consumer Staples	2.6
Real Estate	2.0
Utilities	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Thailand - 0.9
Canada - 0.9
United Kingdom - 0.5
Brazil - 0.4
Puerto Rico - 0.3
Bahamas (Nassau) - 0.1
Singapore - 0.1
Bailiwick Of Guernsey - 0.1
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
Credo Technology Group Holding Ltd	1.1
Fabrinet	0.9
IonQ Inc	0.8
Hims & Hers Health Inc Class A	0.8
HealthEquity Inc	0.7
Ensign Group Inc/The	0.7
Blueprint Medicines Corp	0.7
AeroVironment Inc	0.7
Brinker International Inc	0.7
Commvault Systems Inc	0.7
7.8
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913367.101    3405-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® SAI Municipal Bond Index Fund Fidelity® SAI Municipal Bond Index Fund : FSABX

This annual shareholder report contains information about Fidelity® SAI Municipal Bond Index Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Bond Index Fund	$ 7	0.07%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include credit quality, duration, key rate durations and other factors.
•Differences in the way fund holdings and index holdings are priced modestly detracted from the fund's performance versus the benchmark. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management and Research's (FMR) fair-value processes. Securities within the index, however, are priced by the index provider.
•Trading costs associated with the purchases and sale of municipal securities slightly detracted from relative performance as well.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Municipal Bond Index Fund	1.02%	-0.06%	0.44%
Bloomberg Municipal Bond Index	1.11%	0.51%	1.10%
A   From July 11, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$88,146,638
Number of Holdings	1,104
Total Advisory Fee	$40,026
Portfolio Turnover	25%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	35.8
Transportation	16.4
Special Tax	15.2
Water & Sewer	7.6
Health Care	7.5
Education	5.8
Electric Utilities	5.7
Others(Individually Less Than 5%)	5.0
99.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 14.4
AA - 58.8
A - 21.7
BBB - 3.6
CCC,CC,C - 0.0
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
New York	21.7
California	17.7
Texas	8.5
Pennsylvania	3.9
New Jersey	3.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913370.101    3470-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income 2025 Fund Fidelity® Municipal Income 2025 Fund : FIMSX

This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income 2025 Fund	$ 41	0.40%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index for the fiscal year.
•To a lesser degree, pricing factors contributed to relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's overweight in investment-grade hospital and higher education bonds detracted versus the index.
•An underweight in shorter-term muni securities also hurt, given that they outperformed longer-term issues this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Municipal Income 2025 Fund	3.33%	1.20%	1.90%
Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index	1.69%	0.64%	1.84%
Bloomberg Municipal Bond Index	1.11%	0.51%	1.86%
A   From May 25, 2017
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$20,601,217
Number of Holdings	62
Total Advisory Fee	$67,212
Portfolio Turnover	0%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	14.4
Education	14.4
Health Care	11.0
Others(Individually Less Than 5%)	11.8
51.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 2.1
AA - 20.8
A - 10.6
BBB - 7.4
BB - 0.2
Not Rated - 10.5
Short-Term Investments and Net Other Assets (Liabilities) - 48.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	6.4
Arizona	5.3
Massachusetts	5.3
Missouri	4.4
Washington	3.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913362.101    2948-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income 2025 Fund Fidelity Advisor® Municipal Income 2025 Fund Class I : FAMYX

This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 41	0.40%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index for the fiscal year.
•To a lesser degree, pricing factors contributed to relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's overweight in investment-grade hospital and higher education bonds detracted versus the index.
•An underweight in shorter-term muni securities also hurt, given that they outperformed longer-term issues this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	3.33%	1.18%	1.90%
Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index	1.69%	0.64%	1.84%
Bloomberg Municipal Bond Index	1.11%	0.51%	1.86%
A   From May 25, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$20,601,217
Number of Holdings	62
Total Advisory Fee	$67,212
Portfolio Turnover	0%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	14.4
Education	14.4
Health Care	11.0
Others(Individually Less Than 5%)	11.8
51.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 2.1
AA - 20.8
A - 10.6
BBB - 7.4
BB - 0.2
Not Rated - 10.5
Short-Term Investments and Net Other Assets (Liabilities) - 48.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	6.4
Arizona	5.3
Massachusetts	5.3
Missouri	4.4
Washington	3.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913364.101    2950-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income 2025 Fund Fidelity Advisor® Municipal Income 2025 Fund Class A : FAMHX

This annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	0.65%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a small gain for the 12 months ending June 30, 2025. Although the U.S. Federal Reserve's mid-September pivot to cutting its policy interest rate was supportive of muni bond prices through November 2024, returns were subsequently crimped by tariff policy uncertainty that clouded the picture for future rate cuts, as well as by unfavorable supply/demand muni market dynamics.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index for the fiscal year.
•To a lesser degree, pricing factors contributed to relative performance as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's overweight in investment-grade hospital and higher education bonds detracted versus the index.
•An underweight in shorter-term muni securities also hurt, given that they outperformed longer-term issues this period.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through June 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 2.75% sales charge)	0.24%	0.38%	1.29%
Class A (without 2.75% sales charge)	3.07%	0.94%	1.64%
Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index	1.69%	0.64%	1.84%
Bloomberg Municipal Bond Index	1.11%	0.51%	1.86%
A   From May 25, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$20,601,217
Number of Holdings	62
Total Advisory Fee	$67,212
Portfolio Turnover	0%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	14.4
Education	14.4
Health Care	11.0
Others(Individually Less Than 5%)	11.8
51.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 2.1
AA - 20.8
A - 10.6
BBB - 7.4
BB - 0.2
Not Rated - 10.5
Short-Term Investments and Net Other Assets (Liabilities) - 48.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	6.4
Arizona	5.3
Massachusetts	5.3
Missouri	4.4
Washington	3.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913363.101    2949-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Mid Cap Value Index Fund Fidelity® Mid Cap Value Index Fund : FIMVX

This annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, financials gained 28% and contributed most to the fund's performance for the fiscal year. Industrials stocks also helped (+14%), benefiting from the capital goods industry (+16%). Utilities rose 21%, information technology gained roughly 11%, lifted by the software & services industry (+35%), and real estate advanced roughly 10%. Other contributors included the communication services (+27%), consumer discretionary (+8%), energy (+9%) and consumer staples (+3%) sectors.
•In contrast, health care returned -7% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-15%). Materials (-6%) also hurt.
•Turning to individual stocks, the top contributor was Robinhood Markets (+307%), from the financial services category. From the same industry, Bank of New York Mellon (+56%) boosted the fund. Howmet Aerospace (+139%), a stock in the capital goods category, boosted the fund. In software & services, MicroStrategy gained approximately 180% and contributed. Lastly, Williams Companies (+53%), from the energy sector, also contributed.
•Conversely, the biggest detractor was Dow (-46%), from the materials sector. In pharmaceuticals, biotechnology & life sciences, Biogen returned -46% and detracted. Another notable detractor was Humana (-34%), a stock in the health care equipment & services industry. Lastly, in energy, Halliburton (-38%) and Diamondback Energy (-29%) also hurt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Mid Cap Value Index Fund	11.44%	13.65%	8.81%
Russell Midcap® Value Index	11.53%	13.71%	8.90%
Russell 3000® Index	15.30%	15.96%	14.05%
A   From July 11, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,570,951,303
Number of Holdings	726
Total Advisory Fee	$491,729
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.2
Financials	17.0
Information Technology	9.4
Real Estate	9.4
Consumer Discretionary	8.3
Health Care	7.7
Energy	7.0
Utilities	6.9
Materials	6.6
Consumer Staples	6.4
Communication Services	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.6
United Kingdom - 0.5
Canada - 0.3
Bailiwick Of Jersey - 0.2
Bermuda - 0.1
Brazil - 0.1
Puerto Rico - 0.1
Finland - 0.1
Japan - 0.0

TOP HOLDINGS (% of Fund's net assets)
Coinbase Global Inc Class A	0.7
Bank of New York Mellon Corp/The	0.7
Robinhood Markets Inc Class A	0.7
Digital Realty Trust Inc	0.7
Kinder Morgan Inc	0.6
Allstate Corp/The	0.6
Marathon Petroleum Corp	0.6
Realty Income Corp	0.6
ONEOK Inc	0.6
Corteva Inc	0.6
6.4
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913366.101    3404-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Mid Cap Growth Index Fund Fidelity® Mid Cap Growth Index Fund : FMDGX

This annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2024 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 6	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 44% and contributed most to the fund's performance for the fiscal year, driven by the software & services industry (+76%). Industrials stocks also helped (+27%), benefiting from the capital goods industry (+42%). Financials rose 28%, boosted by the financial services industry (+33%), consumer discretionary gained 14%, and health care advanced approximately 12%. Other contributors included the utilities (+124%), communication services (+28%), energy (+17%) and real estate (+16%) sectors.
•Conversely, consumer staples returned about -10% and detracted most. This group was hampered by the household & personal products industry (-21%). Materials (-11%) also hurt.
•Turning to individual stocks, the biggest contributor was Palantir Technologies (+417%), from the software & services industry. Within the same industry, AppLovin (+302%) lifted the fund. Axon Enterprise (+182%), a stock in the capital goods group, helped. In utilities, Vistra (+127%) boosted the fund. Lastly, Roblox, within the media & entertainment category, gained 183% and also lifted the fund.
•In contrast, the biggest detractor was Super Micro Computer (-41%), from the technology hardware & equipment category. In pharmaceuticals, biotechnology & life sciences, Sarepta Therapeutics (-89%) hindered the fund. Trade Desk, within the media & entertainment group, returned -26% and detracted. Dexcom (-23%), a stock in the health care equipment & services group, detracted. Lastly, in consumer durables & apparel, Deckers Outdoor (-36%) also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Mid Cap Growth Index Fund	26.34%	12.61%	12.03%
Russell Midcap® Growth Index	26.49%	12.65%	12.17%
Russell 3000® Index	15.30%	15.96%	14.05%
A   From July 11, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,882,225,439
Number of Holdings	280
Total Advisory Fee	$849,891
Portfolio Turnover	53%
What did the Fund invest in?
(as of June 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	22.1
Industrials	20.1
Information Technology	17.9
Health Care	13.8
Financials	10.6
Communication Services	6.1
Utilities	3.2
Energy	2.9
Consumer Staples	1.8
Real Estate	1.3
Materials	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.3
United Kingdom - 1.5
Korea (South) - 1.2
Canada - 0.5
Switzerland - 0.4
Kazakhstan - 0.1
Germany - 0.0
Brazil - 0.0
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Royal Caribbean Cruises Ltd	2.6
Howmet Aerospace Inc	2.6
Vistra Corp	2.2
Hilton Worldwide Holdings Inc	2.1
Axon Enterprise Inc	2.1
Cloudflare Inc Class A	2.0
ROBLOX Corp Class A	2.0
Cencora Inc	1.8
Vertiv Holdings Co Class A	1.6
Ameriprise Financial Inc	1.6
20.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913365.101    3403-TSRA-0825

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® SAI Enhanced Municipal Income Fund Fidelity® SAI Enhanced Municipal Income Fund : FENCX

This annual shareholder report contains information about Fidelity® SAI Enhanced Municipal Income Fund for the period March 18, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Municipal Income Fund A	$ 4	0.15%
A Expenses for the full reporting period would be higher.

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$179,251,908
Number of Holdings	1,421
Total Advisory Fee	$32,483
Portfolio TurnoverA	21%
A Amount not annualized
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	27.5
Special Tax	11.9
Health Care	11.7
Transportation	11.1
Water & Sewer	8.3
Education	5.0
Others(Individually Less Than 5%)	14.3
89.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 15.6
AA - 51.6
A - 21.3
BBB - 1.1
Not Rated - 0.2
Equities - 2.0
Short-Term Investments and Net Other Assets (Liabilities) - 8.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	10.2
New York	8.8
Illinois	7.1
Florida	6.0
California	5.5

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918388.100    9002-TSRA-0825

Item 2.

Code of Ethics

As of the end of the period, June 30, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Municipal Income 2025 Fund, and Fidelity SAI Enhanced Municipal Income Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Mid Cap Growth Index Fund	$42,600	$-	$8,200	$800
Fidelity Mid Cap Value Index Fund	$42,600	$-	$8,200	$800
Fidelity Municipal Income 2025 Fund	$37,500	$-	$8,200	$700
Fidelity SAI Enhanced Municipal Income Fund	$33,600	$-	$9,500	$200

June 30, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$38,900	$-	$7,900	$1,000
Fidelity Mid Cap Value Index Fund	$38,900	$-	$7,900	$1,000
Fidelity Municipal Income 2025 Fund	$35,900	$-	$7,900	$900
Fidelity SAI Enhanced Municipal Income Fund	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity SAI Enhanced Municipal Income Fund commenced operation on March 18, 2025.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund, and Fidelity Small Cap Value Index Fund (the “Funds”):

Services Billed by PwC

June 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Bond Index Fund	$51,100	$4,100	$5,700	$1,700
Fidelity Small Cap Growth Index Fund	$43,100	$3,500	$13,900	$1,500
Fidelity Small Cap Value Index Fund	$44,400	$3,600	$11,700	$1,500

June 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Municipal Bond Index Fund	$49,500	$4,000	$5,500	$1,700
Fidelity Small Cap Growth Index Fund	$38,500	$3,400	$11,000	$1,500
Fidelity Small Cap Value Index Fund	$39,800	$3,500	$8,800	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2025A,B	June 30, 2024A,B
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Enhanced Municipal Income Fund’s commencement of operations.

Services Billed by PwC

	June 30, 2025A	June 30, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2025A,B	June 30, 2024A,B
Deloitte Entities	$3,468,800	$6,225,100
PwC	$14,687,700	$15,060,500

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity SAI Enhanced Municipal Income Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI Municipal Bond Index Fund

Annual Report
June 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Municipal Bond Index Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Municipal Securities - 99.0%
	Principal Amount (a)	Value ($)
Alabama - 1.4%
Education - 0.0%
University AL Gen Rev Series 2017B, 3% 7/1/2035	30,000	27,295
Escrowed/Pre-Refunded - 0.1%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017A, 4% 6/1/2037 (Pre-refunded to 9/1/2027 at 100)	25,000	25,692
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 3% 1/1/2043 (Pre-refunded to 1/1/2027 at 100)	30,000	30,136
		55,828
General Obligations - 1.2%
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	180,000	192,905
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	314,231
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	220,000	231,740
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	275,000	290,394
		1,029,270
Health Care - 0.1%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	50,000	50,693
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2017B1, 3.25% 9/1/2031	45,000	43,632
		94,325
Water & Sewer - 0.0%
Decatur Ala Wtr & Swr Rev Series 2021 A, 2.125% 2/15/2051	90,000	47,819
TOTAL ALABAMA		1,254,537
Arizona - 1.5%
Education - 0.2%
Arizona St Univ Revs Series 2019 B, 4% 7/1/2049	70,000	60,840
University AZ Univ Revs Series 2016B, 5% 6/1/2042	95,000	96,306
		157,146
Electric Utilities - 0.7%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2038	385,000	391,577
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	55,000	58,201
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	145,000	162,714
		612,492
General Obligations - 0.0%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	20,000	21,254
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,322
		36,576
Health Care - 0.0%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	40,000	40,491
Special Tax - 0.2%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	90,000	54,529
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	25,000	29,250
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2041 (National Public Finance Guarantee Corporation Insured) (c)	80,000	91,192
		174,971
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (d)	110,000	114,454
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2044 (d)	40,000	40,025
		154,479
Water & Sewer - 0.2%
Lake Havasu City AZ Wastewater System Revenue Series B, 4% 7/1/2045 (Assured Guaranty Municipal Corp Insured)	60,000	52,543
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	125,000	104,291
		156,834
TOTAL ARIZONA		1,332,989
California - 17.7%
Education - 1.6%
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2034 (National Public Finance Guarantee Corporation Insured) (e)	25,000	17,799
California Edl Facs Auth Rev (Loyola Marymount University Proj.) Series 2001A, 0% 10/1/2030 (e)	15,000	12,627
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	150,000	170,546
California St Univ Rev Series 2015A, 5% 11/1/2026	15,000	15,119
California St Univ Rev Series 2016A, 3.2% 11/1/2037	15,000	13,673
California St Univ Rev Series 2016A, 5% 11/1/2026	40,000	40,828
California St Univ Rev Series 2020C, 3% 11/1/2040	125,000	104,136
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2032	30,000	31,417
University CA Revs 5% 5/15/2035	50,000	51,311
University CA Revs Series 2016AR, 5% 5/15/2035	15,000	15,179
University CA Revs Series 2017AV, 5% 5/15/2047	110,000	110,856
University CA Revs Series 2017M, 5% 5/15/2031	140,000	145,023
University CA Revs Series 2017M, 5% 5/15/2032	35,000	36,182
University CA Revs Series 2017M, 5% 5/15/2036	20,000	20,463
University CA Revs Series 2020 BE, 4% 5/15/2047	125,000	114,719
University CA Revs Series 2020 BE, 5% 5/15/2043	15,000	15,488
University CA Revs Series 2022 BK, 5% 5/15/2032	170,000	192,241
University CA Revs Series 2022 S, 5% 5/15/2036	150,000	163,296
University CA Revs Series 2023 BM, 5% 5/15/2027	100,000	104,438
		1,375,341
Electric Utilities - 0.9%
Imperial CA Irr Dist Elec Rev Series C, 5% 11/1/2038	85,000	85,539
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2036	50,000	50,711
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2035	90,000	92,691
Los Angeles CA Wtr & Pwr Rev Series 2019 D, 5% 7/1/2044	150,000	149,074
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	105,000	108,595
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2026	50,000	51,542
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2035	260,000	283,508
		821,660
Escrowed/Pre-Refunded - 0.2%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (e)	90,000	60,956
Anaheim CA Pub Fin Auth Lease Rev Series 1997 C, 0% 9/1/2035 (e)	45,000	31,959
California Statewide Community Development Authority Rev Series 2015, 3% 8/15/2029 (Pre-refunded to 2/15/2026 at 100)	50,000	50,039
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (e)	30,000	27,179
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,136
		175,269
General Obligations - 9.4%
Alameda Calif Uni Sch Dist Series B, 4% 8/1/2052	35,000	30,807
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	755,000	750,407
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	245,000	252,859
California St Pub Wks Brd Lse 5% 11/1/2035	200,000	225,309
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2041	295,000	314,558
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	30,000	27,123
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	25,528
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	75,000	55,256
Contra Costa CA Community College Dist Gen. Oblig. Series 2014A, 4% 8/1/2039	5,000	4,840
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	125,000	95,589
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (e)	60,000	43,488
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (e)	85,000	49,629
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2035	65,000	60,151
Foothill-De Anza CA Cmty College Dist Gen. Oblig. Series 2003 B, 0% 8/1/2033 (e)	85,000	65,751
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	27,582
Grossmont CA Union High School Dist 0% 8/1/2030 (e)	40,000	34,267
Grossmont CA Union High School Dist Series 2016B, 3% 8/1/2045	30,000	22,122
Grossmont-Cuyamaca Ccd Gen. Oblig. Series 2018 B, 4% 8/1/2047	200,000	183,483
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	155,000	113,410
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	26,662
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	30,000	33,148
Long Beach CA Uni Sch Dist 0% 8/1/2035 (e)	90,000	62,781
Long Beach CA Uni Sch Dist Series 2016, 3% 8/1/2032	80,000	78,801
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2033	30,000	34,876
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2039	45,000	50,417
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 4% 11/1/2037	40,000	39,088
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 4% 12/1/2040	105,000	98,991
Los Angeles Unified School District/CA Series 2016A, 5% 7/1/2029	80,000	80,000
Los Angeles Unified School District/CA Series 2016B, 5% 7/1/2025	15,000	15,000
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	20,000	21,410
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	45,000	49,087
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	75,000	81,489
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2037	40,000	44,364
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2034	390,000	448,264
Los Angeles Unified School District/CA Series A, 5% 7/1/2040	75,000	75,000
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	29,878
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2030 (e)	20,000	16,836
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (e)	70,000	47,239
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (e)	5,000	2,726
Palo Alto Calif Uni Sch Dist 0% 8/1/2030 (e)	50,000	43,439
Palo Alto Calif Uni Sch Dist 0% 8/1/2032 (e)	100,000	81,232
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (e)	15,000	11,733
Peralta Calif Cmnty College Dist Gen. Oblig. Series 2016A, 4% 8/1/2039	130,000	130,122
Perris Calif Un High Sch Dist Series 2019 A, 3% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	25,000	19,100
Poway CA Unified Sch Dist 0% 8/1/2034 (e)	50,000	36,403
Poway CA Unified Sch Dist 0% 8/1/2041 (e)	190,000	92,877
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (e)	45,000	15,321
San Diego CA Uni Sch Dist 0% 7/1/2030 (e)	35,000	30,024
San Diego CA Uni Sch Dist 0% 7/1/2043 (e)	40,000	18,014
San Diego CA Uni Sch Dist Series 2019B, 3.25% 7/1/2048	80,000	62,220
San Diego CA Uni Sch Dist Series 2021 N2, 4% 7/1/2046	25,000	22,967
San Diego CA Uni Sch Dist Series 2022 F 2, 5% 7/1/2029	245,000	268,912
San Diego CA Uni Sch Dist Series 2024 ZR 5A, 5% 7/1/2039	20,000	22,127
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	10,000	10,837
San Diego CA Uni Sch Dist Series I, 4% 7/1/2047	15,000	13,521
San Diego CA Uni Sch Dist Series J, 5% 7/1/2030	80,000	83,522
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2030	145,000	150,366
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	45,000	45,088
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2041	35,000	32,947
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2032	75,000	85,793
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2034	85,000	95,876
San Mateo CA Unified Sch Dist 0% 9/1/2033 (c)	50,000	48,959
San Mateo CA Unified Sch Dist 0% 9/1/2041 (c)	10,000	10,201
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	31,454
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2018 A, 3.5% 4/1/2039	40,000	37,101
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2042	100,000	80,331
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	100,000	85,774
Sequoia Calif Un High Sch Dist Series 2016, 3% 7/1/2031	55,000	54,898
Southern California Pub Pwr Auth Nat Gas Proj Rev 5.25% 11/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,527
State of California Gen. Oblig. 3% 10/1/2036	50,000	46,015
State of California Gen. Oblig. 3% 11/1/2035	425,000	400,640
State of California Gen. Oblig. 3% 11/1/2050	295,000	218,513
State of California Gen. Oblig. 3% 3/1/2046	235,000	182,349
State of California Gen. Oblig. 4% 10/1/2037	80,000	79,837
State of California Gen. Oblig. 4% 11/1/2044	10,000	9,349
State of California Gen. Oblig. 4% 3/1/2037	85,000	85,061
State of California Gen. Oblig. 4% 3/1/2050	95,000	85,023
State of California Gen. Oblig. 4% 4/1/2043	40,000	38,014
State of California Gen. Oblig. 4% 4/1/2049	100,000	89,875
State of California Gen. Oblig. 4% 8/1/2037	25,000	24,773
State of California Gen. Oblig. 5% 10/1/2039	110,000	110,886
State of California Gen. Oblig. 5% 11/1/2027	90,000	95,041
State of California Gen. Oblig. 5% 11/1/2034	80,000	84,523
State of California Gen. Oblig. 5% 4/1/2045	60,000	61,628
State of California Gen. Oblig. 5% 8/1/2026	20,000	20,037
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,024
State of California Gen. Oblig. 5% 8/1/2036	95,000	106,397
State of California Gen. Oblig. 5% 8/1/2045	30,000	30,018
State of California Gen. Oblig. 5% 9/1/2026	15,000	15,427
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	30,000	29,231
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	100,000	99,371
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,070
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	20,000	20,479
State of California Gen. Oblig. Series 2017, 4% 11/1/2036	20,000	19,962
State of California Gen. Oblig. Series 2017, 4% 8/1/2027	55,000	55,554
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	150,000	158,402
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	65,000	66,717
State of California Gen. Oblig. Series 2017, 5% 8/1/2027	30,000	31,510
State of California Gen. Oblig. Series C, 5% 9/1/2026	40,000	40,151
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	50,124
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (Assured Guaranty Inc Insured) (e)	70,000	65,882
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2049 (Assured Guaranty Municipal Corp Insured)	75,000	66,873
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	75,000	60,876
William S Hart Uni High School Dist 0% 9/1/2028 (Assured Guaranty Municipal Corp Insured) (e)	140,000	127,737
Yosemite CA Cmnty College Dist Gen. Oblig. 0% 8/1/2031 (e)	100,000	82,449
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2037	30,000	26,528
		8,285,248
Health Care - 0.8%
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 4% 11/1/2044	120,000	107,761
California Health Facilities Financing Authority (Stanford Health Care Proj.) 4% 8/15/2050	185,000	164,270
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	14,977
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	20,000	18,264
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	35,000	36,278
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	40,000	33,373
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 3.5% 3/1/2038	155,000	140,054
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2041	135,000	141,109
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2042	10,000	8,808
		664,894
Other - 0.2%
University CA Revs Series 2025 CC, 4% 5/15/2055	220,000	190,622
Resource Recovery - 0.0%
Los Angeles CA Sld Wst Res Rev Series 2018 A, 4% 2/1/2032	35,000	35,351
Special Tax - 0.5%
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	135,000	117,782
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	45,963
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2023 A, 5% 7/1/2036	75,000	84,840
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2024A, 5% 7/1/2035	30,000	34,531
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	50,000	38,749
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	25,000	20,010
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2045	75,000	57,113
		398,988
Transportation - 2.5%
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2042	10,000	9,404
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	45,000	40,068
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	70,000	69,630
Bay Area Toll Auth CA Bridge Rev Series 2024 S 11, 5% 4/1/2035	95,000	109,345
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	15,000	14,112
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	65,000	55,925
Los Angeles CA Dept Arpts Rev 4% 5/15/2041 (d)	50,000	47,004
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (d)	155,000	159,055
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (d)	80,000	81,179
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2038	85,000	89,183
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2037	50,000	54,000
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	100,000	102,011
Los Angeles CA Dept Arpts Rev Series 2025F, 5% 5/15/2035 (d)	225,000	243,755
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	30,000	30,908
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 A, 5% 7/1/2034	75,000	80,094
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2042 (d)	175,000	174,694
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2050 (d)	165,000	140,385
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	20,000	20,367
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (d)	120,000	118,559
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2034 (d)	125,000	129,666
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 B, 4% 5/1/2039	100,000	98,645
San Francisco Municipal Transportation Agency Series 2021 C, 4% 3/1/2046	200,000	181,829
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	50,000	44,556
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	90,000	73,910
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	5,000	3,923
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 2021 A, 4% 1/15/2050	30,000	26,095
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	25,000	25,195
		2,223,497
Water & Sewer - 1.6%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	90,000	101,531
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	5,000	5,418
California St Dept Wtr Res Cen Series BA, 5% 12/1/2034	90,000	96,601
City of Los Angeles CA Wastewater System Revenue Series 2022 A, 5% 6/1/2047	85,000	87,507
East Bay CA Mun Util Dist Wtr Sys Rev Series 2017B, 5% 6/1/2032	45,000	46,849
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	190,000	208,489
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2033	55,000	55,966
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2037	100,000	101,909
Metropolitan Wtr Dist Southn Calif Series 2020 A, 5% 10/1/2036	135,000	143,836
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	100,000	115,776
San Diego CA Pub Facs Fing Auth Swr Rev Series 2016A, 5% 5/15/2039	100,000	101,478
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	10,000	10,161
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2048	100,000	89,548
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2051	100,000	88,180
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	30,000	30,391
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	45,000	46,107
West Cnty Facs Fing Auth CA Wstwtr Rev Series 2021, 4% 6/1/2046	85,000	77,727
		1,407,474
TOTAL CALIFORNIA		15,578,344
Colorado - 1.7%
Electric Utilities - 0.1%
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2040	100,000	96,920
General Obligations - 0.4%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2018 A, 3.625% 12/15/2036	200,000	190,440
County of Pueblo CO Series 2022A, 5% 7/1/2049	135,000	135,181
		325,621
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	20,000	17,196
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2046	100,000	88,064
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	90,000	86,512
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	10,000	8,683
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2032	120,000	126,469
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2030	105,000	113,517
		440,441
Special Tax - 0.1%
Denver Colo City & Cnty Dedicated Tax Rev Series 2021 A, 4% 8/1/2042	100,000	93,067
Transportation - 0.5%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (d)	55,000	56,340
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (d)	30,000	31,126
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (d)	20,000	20,712
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (d)	250,000	253,322
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (e)	30,000	24,538
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (e)	50,000	39,227
		425,265
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2045	100,000	103,739
TOTAL COLORADO		1,485,053
Connecticut - 1.9%
Education - 0.0%
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.375% 7/1/2037	10,000	9,152
General Obligations - 0.6%
Connecticut St Gen. Oblig. 3% 6/1/2039	115,000	95,329
Connecticut St Gen. Oblig. 4% 6/1/2030	120,000	126,033
Connecticut St Gen. Oblig. 4% 6/1/2031	25,000	26,085
Connecticut St Gen. Oblig. Series 2015A, 5% 3/15/2028	15,000	15,024
Connecticut St Gen. Oblig. Series 2015B, 4% 6/15/2033	110,000	110,082
Connecticut St Gen. Oblig. Series 2016 D, 4% 8/15/2031	45,000	45,275
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,419
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	15,000	15,607
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	120,000	112,059
		570,913
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	45,000	45,114
Housing - 0.2%
Conn St Hsg Fin Auth Series 2020 A 1, 3.5% 11/15/2045	115,000	114,392
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	85,000	84,490
		198,882
Special Tax - 1.0%
Connecticut St Spl Tax Oblig 5% 5/1/2028	135,000	143,690
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	20,000	20,698
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2034	200,000	208,054
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	15,000	15,809
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2035	175,000	182,702
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	55,000	54,925
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2028	60,000	60,087
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2033	95,000	95,073
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	25,000	25,549
Connecticut St Spl Tax Oblig Series B, 5% 8/1/2027	55,000	55,089
		861,676
TOTAL CONNECTICUT		1,685,737
Delaware - 0.4%
General Obligations - 0.4%
Delaware St Gen. Oblig. 3.25% 3/1/2037	6,000	5,553
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2030	115,000	126,431
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2032	85,000	96,405
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2035	100,000	112,640
		341,029
Health Care - 0.0%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	60,000	51,111
TOTAL DELAWARE		392,140
Delaware,New Jersey - 0.1%
Transportation - 0.1%
Delaware River & Bay Auth Series 2021, 4% 1/1/2046	65,000	58,529
District Of Columbia - 1.2%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,627
General Obligations - 0.4%
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2028	100,000	107,335
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2040	135,000	132,782
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2031	95,000	105,544
		345,661
Special Tax - 0.5%
District Columbia Income Tax Rev Series 2020 A, 4% 3/1/2045	50,000	45,467
District Columbia Income Tax Rev Series 2020 B, 5% 10/1/2031	90,000	100,788
District Columbia Income Tax Rev Series 2023C, 5% 10/1/2032	190,000	214,336
		360,591
Transportation - 0.3%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (d)	40,000	41,527
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2039 (d)	60,000	60,923
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2030 (Assured Guaranty Inc Insured) (e)	65,000	54,546
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (e)	15,000	12,095
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (e)	35,000	24,516
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (e)	5,000	3,132
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	10,000	7,034
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	95,000	78,620
		282,393
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	30,000	30,513
TOTAL DISTRICT OF COLUMBIA		1,044,785
District Of Columbia,Maryland,Virginia - 0.4%
Special Tax - 0.4%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2026	50,000	51,131
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	50,000	50,201
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2030	35,000	36,317
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2029	40,000	41,614
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	150,000	132,427
		311,690
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		311,690
Florida - 2.7%
Education - 0.2%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2035	60,000	60,231
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 4% 3/1/2047	70,000	56,338
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	35,000	31,597
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 4% 4/1/2053	25,000	20,672
		168,838
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (d)	30,000	31,344
Orange Cnty FL Sch Brd Ctf Par Series 2015D, 5% 8/1/2028 (Pre-refunded to 8/1/2025 at 100)	50,000	50,081
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	10,000	10,086
		91,511
General Obligations - 0.6%
Florida St (Florida St Proj.) Gen. Oblig. Series 2021 A, 5% 7/1/2029	155,000	168,884
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2018 A, 4% 6/1/2037	55,000	55,053
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2019 D, 4% 6/1/2030	65,000	67,105
Miami Beach FL Gen. Oblig. Series 2019, 3.25% 5/1/2049	25,000	19,431
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	85,000	85,815
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016C, 5% 2/1/2032	90,000	90,796
Miami-Dade Cnty Fla Gen. Oblig. Series 2016 A, 5% 7/1/2029	70,000	71,411
Miami-Dade Cnty Fla Gen. Oblig. Series 2019 A, 5% 7/1/2043	10,000	10,247
		568,742
Health Care - 0.4%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	15,000	10,625
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	115,000	78,476
Lakeland FL Hosp Sys Rev Series 2016, 3% 11/15/2032	30,000	27,926
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2017, 5% 8/1/2047	85,000	83,672
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 5% 10/1/2044	35,000	35,009
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,398
South Broward Hosp Dist FL Rev Series 2016 A, 3.5% 5/1/2039	15,000	12,711
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	125,000	108,379
		382,196
Housing - 0.0%
Florida Hsg Fin Corp Rev Series 2017 1, 3.6% 7/1/2037	20,000	18,675
Special Tax - 0.3%
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2041 (e)	20,000	9,642
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (e)	35,000	27,319
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (e)	25,000	18,583
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (e)	60,000	19,910
Miami-Dade Cty FL Sports Fac Tax 6.875% 10/1/2034 (Assured Guaranty Inc Insured) (c)	70,000	79,786
Orange Cnty FL Tourist Dev Tax Series 2017, 5% 10/1/2027	25,000	26,244
Tampa FL Tax Alloc 0% 9/1/2053 (e)	195,000	41,538
		223,022
Transportation - 0.7%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2047 (d)	70,000	68,701
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2033 (d)	35,000	35,058
Broward Cnty FL Port Everglades Series 2019 B, 4% 9/1/2044 (d)	75,000	65,885
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (d)	110,000	109,734
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2051	100,000	71,072
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (d)	10,000	10,382
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (d)	120,000	101,084
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	70,000	67,592
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	5,000	4,821
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3.25% 7/1/2039	70,000	61,805
		596,134
Water & Sewer - 0.4%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	120,000	108,579
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	20,000	17,279
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	35,000	34,514
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	40,000	28,575
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2040	100,000	82,292
Port St Lucie FL Util Rev 5.25% 9/1/2026 (National Public Finance Guarantee Corporation Insured)	45,000	46,288
		317,527
TOTAL FLORIDA		2,366,645
Georgia - 2.4%
Education - 0.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	30,000	30,367
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	5,000	5,480
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2023B, 5% 9/1/2033	110,000	123,611
		159,458
Electric Utilities - 0.2%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	80,000	78,883
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Municipal Corp Insured)	110,000	100,556
		179,439
General Obligations - 1.4%
Georgia St Gen. Oblig. 5% 2/1/2027	10,000	10,377
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2027	5,000	5,241
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2030	25,000	26,067
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,317
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	20,000	20,966
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2029	50,000	53,363
Georgia St Gen. Oblig. Series 2020 A, 5% 8/1/2031	100,000	110,366
Georgia St Gen. Oblig. Series 2021 A, 5% 7/1/2033	100,000	110,893
Gwinnett Cnty GA Sch Dist Series 2022 B, 5% 8/1/2026	55,000	56,463
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	350,000	369,878
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	290,000	306,448
		1,094,379
Health Care - 0.3%
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	65,000	46,575
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 5% 2/15/2031	40,000	43,331
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 4% 2/15/2042	20,000	18,357
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2015, 5% 8/1/2034	60,000	60,022
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	75,000	61,601
		229,886
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2017 C, 3.65% 12/1/2042	50,000	44,040
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.15% 12/1/2044	15,000	11,942
Georgia Hsg & Fin Auth Rev Series 2017 A, 3.65% 12/1/2032	15,000	15,001
Georgia Hsg & Fin Auth Rev Series 2017 B, 3.2% 12/1/2032	20,000	19,298
Georgia Hsg & Fin Auth Rev Series A 1, 3.35% 12/1/2041	20,000	16,866
		107,147
Industrial Development - 0.1%
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 2.375% 1/1/2031	135,000	124,813
Special Tax - 0.0%
Metro Atlanta Rapid Tran Sales Series 2017 C, 3.5% 7/1/2038	30,000	27,864
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (d)	50,000	42,826
Georgia Port Authority Series 2021, 2.625% 7/1/2051	120,000	76,193
		119,019
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2032	30,000	30,051
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	20,000	20,001
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	15,000	10,712
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2045	5,000	3,781
		64,545
TOTAL GEORGIA		2,106,550
Hawaii - 0.4%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2028	100,000	105,745
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,728
Hawaii St Gen. Oblig. Series FH, 5% 10/1/2029	25,000	25,637
		162,110
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015A, 4% 7/1/2040	20,000	20,000
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	120,000	116,887
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series A, 3% 7/1/2046	110,000	78,917
TOTAL HAWAII		377,914
Idaho - 0.0%
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2028	10,000	10,513
Idaho Health Facs Auth Rev (Trinity Health Proj.) Series 2015ID, 5.5% 12/1/2029	25,000	25,116
		35,629
TOTAL IDAHO		35,629
Illinois - 3.6%
Education - 0.1%
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	30,000	29,765
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2020 A, 4% 4/1/2050	60,000	51,359
		81,124
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 4% 2/1/2033	70,000	70,005
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2028	25,000	25,605
		95,610
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	10,000	10,353
General Obligations - 1.2%
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (e)	70,000	51,820
Chicago IL Gen. Oblig. Series 2000A, 0% 1/1/2029 (e)	55,000	48,524
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	165,000	157,908
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	15,000	14,289
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	65,000	67,193
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	10,000	9,984
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	60,000	62,142
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2030	100,000	104,549
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2025	50,000	50,300
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	155,000	163,391
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	320,000	326,623
		1,056,723
Health Care - 0.2%
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	50,000	49,541
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	20,000	15,234
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	65,000	65,078
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	50,000	51,022
		180,875
Special Tax - 0.5%
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	75,000	66,624
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2032	20,000	18,540
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (e)	70,000	57,273
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	20,000	15,661
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (e)	50,000	35,554
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (e)	10,000	6,754
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	30,000	22,943
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (e)	30,000	18,654
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (e)	370,000	133,651
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured) (e)	50,000	9,470
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,327
		437,451
Transportation - 1.3%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	15,000	15,597
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	140,000	141,385
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	260,000	268,570
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (d)	45,000	40,208
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027	20,000	20,640
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	90,000	91,964
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2041	100,000	100,511
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2042 (d)	55,000	54,419
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	55,000	54,728
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	24,998
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	60,000	60,464
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2042	50,000	50,302
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	35,000	36,249
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	5,000	5,452
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	30,000	32,716
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	146,260
		1,144,463
Water & Sewer - 0.2%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	35,000	35,669
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 1/1/2031	115,000	123,763
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2027	15,000	15,686
		175,118
TOTAL ILLINOIS		3,181,717
Indiana - 0.5%
Education - 0.1%
Indiana Univ Lease Purch Oblig (Indiana Univ Revs Proj.) Series 2020A, 4% 6/1/2045	5,000	4,482
Purdue University Series EE, 5% 7/1/2036	80,000	85,387
		89,869
Escrowed/Pre-Refunded - 0.1%
Indiana Bond Bank Series 2008 B, 0% 6/1/2032 (Escrowed to Maturity) (e)	70,000	55,822
Special Tax - 0.0%
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	24,894
Water & Sewer - 0.3%
Indiana Finance Authority Series 2021 1, 5% 10/1/2027	55,000	57,848
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2021A, 5% 2/1/2031	160,000	177,689
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (e)	50,000	45,901
		281,438
TOTAL INDIANA		452,023
Iowa - 0.4%
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	100,000	93,660
Water & Sewer - 0.3%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2016, 5% 8/1/2026	30,000	30,765
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2017, 5% 8/1/2037	50,000	51,187
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2020 A, 5% 8/1/2028	165,000	176,551
		258,503
TOTAL IOWA		352,163
Kansas - 0.1%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	20,000	17,672
Health Care - 0.1%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2017 A, 5% 3/1/2047	85,000	84,746
TOTAL KANSAS		102,418
Kentucky - 0.8%
Education - 0.0%
University of Kentucky Series 2018 A, 3.5% 10/1/2047	25,000	19,584
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	75,000	69,702
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	25,000	25,018
		94,720
General Obligations - 0.5%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% tender 1/1/2055 (b)	230,000	243,006
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2040	100,000	105,538
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,724
		379,268
Health Care - 0.2%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2027 (National Public Finance Guarantee Corporation Insured) (e)	45,000	41,118
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	100,000	100,143
		141,261
Water & Sewer - 0.0%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	60,000	43,329
TOTAL KENTUCKY		678,162
Louisiana - 0.3%
Education - 0.1%
Louisiana Pub Facs Auth Lease (Provident Properties Proj.) Series 2017, 5% 7/1/2057	50,000	49,133
Escrowed/Pre-Refunded - 0.0%
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	20,000	20,166
General Obligations - 0.2%
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2041	115,000	120,078
Health Care - 0.0%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	20,000	18,581
Water & Sewer - 0.0%
Shreveport LA Wtr & Swr Rev Series 2014B, 4% 12/1/2038	25,000	23,345
TOTAL LOUISIANA		231,303
Maine - 0.1%
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2021 A, 4% 7/1/2050 (Assured Guaranty Municipal Corp Insured)	75,000	65,934
Maryland - 2.0%
Education - 0.1%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.25% 4/1/2036	50,000	47,307
General Obligations - 1.5%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2029	150,000	162,786
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2030	150,000	165,307
Prince Georges County MD Gen. Oblig. Series 2018 A, 3.25% 7/15/2036	155,000	147,213
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,665
State of Maryland Gen. Oblig. Series 2018, 5% 8/1/2031	100,000	106,001
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	315,000	343,851
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	30,000	32,337
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	100,000	107,250
Washington Suburban Sanitary Dist MD Series 2016 SECOND, 5% 6/1/2034	65,000	65,931
Washington Suburban Sanitary Dist MD Series 2016, 3% 6/1/2046	150,000	111,504
		1,273,845
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	50,000	43,181
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 C, 3% 3/1/2042	20,000	16,047
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	205,000	133,268
Transportation - 0.2%
Maryland St Transn Auth Transn 2.25% 7/1/2039	185,000	137,110
Maryland St Transn Auth Transn 4% 7/1/2040	85,000	81,768
		218,878
TOTAL MARYLAND		1,732,526
Massachusetts - 2.6%
Education - 0.2%
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	30,000	26,578
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 5% 7/15/2040	40,000	43,941
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2015 1, 4% 11/1/2036	100,000	98,614
		169,133
General Obligations - 1.5%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	70,258
Massachusetts St Gen. Oblig. 5% 10/1/2047	100,000	102,204
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	30,000	30,605
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	25,000	25,050
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	25,000	25,595
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	140,000	104,017
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	30,000	30,715
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	5,000	5,038
Massachusetts St Gen. Oblig. Series 2019 A, 5% 1/1/2038	60,000	62,363
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	40,000	44,123
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2031	85,000	95,055
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	35,000	35,880
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2041	55,000	56,765
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	55,000	55,771
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	225,000	165,506
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	140,000	143,536
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2054	275,000	280,310
		1,332,791
Housing - 0.1%
Massachusetts St Hsg Fin Agy Series 2019 B 1, 2.75% 12/1/2034	80,000	69,011
Special Tax - 0.7%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 4% 7/1/2051	180,000	159,517
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2033	85,000	85,058
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	10,000	10,084
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	20,000	20,077
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016C, 5% 11/15/2034	20,000	20,499
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 B, 4% 2/15/2040	85,000	81,379
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	65,000	72,254
Massachusetts St Transn Fd Rev 5% 6/1/2047	145,000	145,571
		594,439
Transportation - 0.1%
Massachusetts St Fed Hwy Series 2016A, 5% 6/15/2027	55,000	56,121
Massachusetts St Port Auth Rev 5% 7/1/2034 (d)	80,000	85,380
		141,501
TOTAL MASSACHUSETTS		2,306,875
Michigan - 1.2%
Education - 0.1%
Michigan St Univ Revs Series 2019 B, 4% 2/15/2037	60,000	59,648
Escrowed/Pre-Refunded - 0.0%
Michigan St Hosp Fin Auth Rev 4% 11/15/2047 (Pre-refunded to 11/15/2026 at 100)	20,000	20,341
General Obligations - 0.1%
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2038	50,000	50,111
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	35,000	35,867
		85,978
Health Care - 0.1%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	19,269
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	70,000	72,157
		91,426
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	90,000	96,186
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	135,000	94,120
Michigan St Hsg Dev Auth Sfmr Series 2016, 3.35% 12/1/2031	10,000	9,895
		200,201
Special Tax - 0.4%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2029	55,000	58,454
Michigan St Trunk Line Fd 4% 11/15/2037	10,000	9,909
Michigan St Trunk Line Fd Series 2023, 5% 11/15/2030	230,000	255,643
		324,006
Transportation - 0.2%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (d)	50,000	50,927
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2028 (d)	45,000	46,472
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (d)	100,000	103,945
		201,344
Water & Sewer - 0.1%
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	35,000	35,342
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2018 A, 5% 7/1/2027	35,000	36,509
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	35,000	37,848
		109,699
TOTAL MICHIGAN		1,092,643
Minnesota - 0.8%
General Obligations - 0.6%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2021 C, 4% 8/1/2043	75,000	68,854
Minnesota St Gen. Oblig. Series 2017 A, 5% 10/1/2028	30,000	31,545
Minnesota St Gen. Oblig. Series 2018 B, 3.25% 8/1/2036	65,000	62,102
Minnesota St Gen. Oblig. Series 2022B, 5% 8/1/2032	125,000	141,361
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	90,000	62,575
Virginia MN Series 2019A, 3% 2/1/2036 (Minnesota St Guaranteed)	85,000	76,490
		442,927
Health Care - 0.1%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 4% 11/15/2037	95,000	90,226
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2016B, 5% 11/15/2029	25,000	27,271
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3.25% 5/1/2039	15,000	12,856
		130,353
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 2.45% 1/1/2052	100,000	59,595
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	15,000	15,030
		74,625
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2019 A, 5% 1/1/2049	35,000	34,918
TOTAL MINNESOTA		682,823
Mississippi - 0.2%
Escrowed/Pre-Refunded - 0.2%
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2031 (Pre-refunded to 12/1/2026 at 100)	75,000	77,468
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2035 (Pre-refunded to 12/1/2026 at 100)	55,000	56,809
		134,277
Special Tax - 0.0%
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2026	45,000	46,003
TOTAL MISSISSIPPI		180,280
Missouri - 0.6%
Electric Utilities - 0.0%
City of Springfield MO Public Utility Revenue Series 2015, 4% 8/1/2031	35,000	35,072
Health Care - 0.6%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 5% 7/1/2031	155,000	170,748
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2012, 4% 11/15/2042	85,000	76,536
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	15,000	13,352
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	25,000	20,193
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 4% 11/15/2049	55,000	46,411
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2016, 5% 11/15/2028	30,000	30,543
Missouri St Health & Edl Facs (Lutheran Senior Services Proj.) Series 2019 A, 5% 2/1/2042	125,000	122,799
		480,582
TOTAL MISSOURI		515,654
Nebraska - 0.3%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	40,000	33,749
Electric Utilities - 0.2%
Omaha Public Power District Series 2021 B, 4% 2/1/2046	145,000	130,425
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Methodist Hospital Proj.) Series 2015, 4.25% 11/1/2045	35,000	32,475
Nebraska Edl Health Cultural & Social Svcs Fin Auth Rev (Immanuel Retirement Communitis Proj.) Series 2019 A, 4% 1/1/2049	85,000	72,098
		104,573
TOTAL NEBRASKA		268,747
Nevada - 0.4%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Southern California Edison Co Proj.) Series 2010, 2.1% 6/1/2031	100,000	87,477
General Obligations - 0.3%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2038	15,000	12,726
Clark Cnty NV Gen. Oblig. Series 2018 A, 5% 6/1/2043	110,000	111,250
Clark Cnty NV School Dist Series 2019 A, 3% 6/15/2039 (Assured Guaranty Municipal Corp Insured)	95,000	77,574
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	50,000	40,241
		241,791
Special Tax - 0.0%
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2030	50,000	51,841
TOTAL NEVADA		381,109
New Jersey - 3.9%
Education - 0.5%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (d)	20,000	18,843
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	35,000	36,538
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 4% 7/1/2047	40,000	34,649
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2022A, 5% 3/1/2032	110,000	123,449
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024 C, 5% 3/1/2028	210,000	222,829
		436,308
Electric Utilities - 0.0%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	20,000	15,300
General Obligations - 2.4%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2030	80,000	86,414
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2026	5,000	5,140
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series WW, 5.25% 6/15/2028	45,000	45,044
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	15,000	15,008
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	60,000	57,247
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	105,000	112,481
New Jersey St Gen. Oblig. 3% 6/1/2032	380,000	370,064
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	70,000	67,043
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	30,000	27,847
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (e)	5,000	4,347
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (e)	35,000	26,775
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (e)	125,000	96,258
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (e)	110,000	80,455
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (e)	5,000	2,943
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (e)	65,000	35,887
New Jersey Trans Trust Fund Auth 4% 6/15/2050	100,000	86,994
New Jersey Trans Trust Fund Auth 4.5% 6/15/2049	5,000	4,724
New Jersey Trans Trust Fund Auth 5% 6/15/2028	85,000	90,086
New Jersey Trans Trust Fund Auth 5% 6/15/2030	50,000	54,594
New Jersey Trans Trust Fund Auth 5% 6/15/2034	85,000	88,351
New Jersey Trans Trust Fund Auth 5% 6/15/2037	305,000	326,024
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	5,000	5,005
New Jersey Trans Trust Fund Auth Series 2018 A, 4% 12/15/2031	80,000	81,389
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	95,000	93,044
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2037	160,000	154,969
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2032	80,000	84,176
		2,102,309
Health Care - 0.2%
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2016 A, 3.5% 7/1/2034	175,000	171,498
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2018 A, 3.75% 10/1/2035	70,000	67,616
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	30,000	30,932
Transportation - 0.7%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	55,000	55,337
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,386
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2031	75,000	76,124
New Jersey Turnpike Authority 5% 1/1/2033	210,000	235,858
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	5,000	5,029
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	10,000	10,520
New Jersey Turnpike Authority Series 2021 A, 4% 1/1/2051	190,000	167,506
		575,760
TOTAL NEW JERSEY		3,399,723
New Jersey,New York - 1.1%
Transportation - 1.1%
Port Auth NY & NJ 5% 11/15/2026	110,000	113,609
Port Auth NY & NJ 5% 9/15/2026 (d)	5,000	5,105
Port Auth NY & NJ 5.25% 11/15/2057	175,000	176,657
Port Auth NY & NJ Series 194, 4% 10/15/2045	280,000	248,184
Port Auth NY & NJ Series 194, 5% 10/15/2030	15,000	15,051
Port Auth NY & NJ Series 194, 5% 10/15/2034	55,000	55,171
Port Auth NY & NJ Series 198, 5% 11/15/2046	50,000	50,297
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,707
Port Auth NY & NJ Series 209, 5% 7/15/2036	115,000	119,335
Port Auth NY & NJ Series TWO HUNDRED ELEVENTH, 4% 9/1/2043	55,000	50,230
Port Auth NY & NJ Series TWO HUNDRED THIRTEEN, 5% 9/1/2030	70,000	75,890
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2032	50,000	53,883
		995,119
TOTAL NEW JERSEY,NEW YORK		995,119
New Jersey,Pennsylvania - 0.1%
Transportation - 0.1%
Delaware Rvr Jt Toll Brg PA NJ Series 2017, 5% 7/1/2036	65,000	66,737
New Mexico - 0.4%
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	20,000	14,553
Housing - 0.4%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2022 C, 3.95% 9/1/2047	165,000	138,856
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	85,000	83,571
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 D CL I, 3% 7/1/2052	125,000	122,682
		345,109
TOTAL NEW MEXICO		359,662
New York - 21.7%
Education - 1.1%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	125,000	127,899
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	55,000	49,170
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2026	65,000	66,516
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	55,000	43,907
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	95,000	82,845
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 4% 7/1/2045	130,000	116,262
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2034	150,000	159,562
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 5% 7/1/2026	100,000	102,016
New York State Dormitory Authority (New York Univ, NY Proj.) Series 2015A, 3% 7/1/2029	50,000	49,988
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	75,000	77,795
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	65,000	67,192
		943,152
Electric Utilities - 0.6%
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	10,000	10,006
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	20,000	20,002
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	30,000	31,438
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	130,000	149,685
New York St Pwr Auth Series 2024A, 5% 11/15/2030	160,000	179,396
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	15,000	14,713
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	100,000	101,829
		507,069
Escrowed/Pre-Refunded - 0.2%
Long Island Pwr Auth NY Elec Series 1998 A, 0% 12/1/2026 (Escrowed to Maturity) (e)	125,000	120,205
New York St Dorm Auth St Pers Income Tax Rev Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	35,000	35,457
		155,662
General Obligations - 2.7%
City of New York NY Gen. Oblig. 4% 8/1/2050	140,000	121,047
City of New York NY Gen. Oblig. 5.25% 2/1/2053	210,000	218,051
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	30,000	31,358
City of New York NY Gen. Oblig. Series 2018 F 1, 3.5% 4/1/2046	200,000	161,585
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2043	100,000	100,830
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2034	25,000	26,123
City of New York NY Gen. Oblig. Series 2019 E, 5% 8/1/2034	70,000	73,585
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	150,000	157,990
City of New York NY Gen. Oblig. Series C, 3% 8/1/2029	50,000	49,960
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	25,000	25,624
City of New York NY Gen. Oblig. Series F 1, 3.5% 3/1/2038	170,000	151,003
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 3% 8/1/2026	45,000	45,123
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 3% 3/1/2045	100,000	74,109
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	55,000	58,776
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2034	95,000	100,621
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 4.125% 3/1/2054	250,000	216,907
Nassau Cnty NY Gen. Oblig. Series 2016 A, 3.5% 1/1/2037	130,000	123,061
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2040	80,000	80,009
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	125,000	101,913
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	10,000	10,533
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2035	35,000	36,595
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2020S1 SUBS1B, 3% 7/15/2049	50,000	35,184
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2032	100,000	111,975
New York St Dorm Auth Revs Non St Supportd Debt (Scio N Y Cent Sch Dist Proj.) Series A, 5% 10/1/2029	35,000	36,769
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) Series 2023 A, 5% 10/1/2032	125,000	140,433
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	10,000	8,425
Westchester Cnty NY Gen. Oblig. Series 2021 A, 5% 10/15/2029	65,000	71,690
		2,369,279
Health Care - 0.3%
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	25,000	23,052
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	30,000	32,586
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2022 1 A, 4% 7/1/2051	90,000	79,027
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	100,000	87,608
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	30,000	25,369
		247,642
Housing - 0.7%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series C 1, 3.65% 11/1/2047	100,000	80,265
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series H, 2.95% tender 11/1/2045 (Liquidity Facility Fannie Mae) (b)	60,000	59,817
New York NY City Hsg Dev Corp Rev (NY City Mhsg Rev 2019 Proj.) Series 2020 A, 2.55% 8/1/2040	110,000	78,138
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 N, 3.05% 11/1/2052	120,000	83,495
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	5,000	3,488
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	15,000	14,636
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,172
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	165,000	131,542
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	130,000	92,735
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	110,000	93,689
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	15,000	10,906
		671,883
Industrial Development - 0.1%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	75,000	84,100
New York Liberty Dev Corp Series 2021, 2.75% 2/15/2044	55,000	38,700
		122,800
Lease Revenue - 0.2%
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2056	220,000	188,039
Other - 0.1%
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2026	50,000	50,467
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2028	40,000	40,721
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	30,000	25,858
		117,046
Special Tax - 9.7%
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2034	190,000	204,292
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2039	60,000	62,842
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	80,000	81,696
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Municipal Corp Insured)	25,000	18,211
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	320,000	330,163
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	70,000	70,964
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	50,000	49,407
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 4.25% 5/1/2054	175,000	158,057
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5% 5/1/2029	250,000	271,131
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	145,000	127,228
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2046 (Assured Guaranty Inc Insured) (e)	25,000	8,276
New York NY City Transitional Fin Auth Rev Series 2016, 5% 2/1/2035	120,000	120,965
New York NY City Transitional Fin Auth Rev Series 2016, 5% 2/1/2037	130,000	130,821
New York NY City Transitional Fin Auth Rev Series 2017 B, 4% 8/1/2037	50,000	48,978
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	105,000	105,539
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	55,000	56,026
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 3.375% 8/1/2045	65,000	51,889
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2040	75,000	76,660
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 3.25% 11/1/2043	50,000	39,659
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	70,000	68,431
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2026	50,000	50,619
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	5,000	4,760
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2037	100,000	100,272
New York NY City Transitional Fin Auth Rev Series C 3, 4% 5/1/2044	10,000	8,916
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2040	115,000	116,258
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 3% 11/1/2037	310,000	272,122
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	45,000	45,241
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	80,000	87,591
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2028	255,000	274,208
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2032	200,000	220,870
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2032	105,000	118,326
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 4% 2/1/2051	400,000	350,984
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	305,000	315,908
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	70,000	72,039
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	75,369
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	15,000	15,060
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2016 A, 5% 2/15/2040	220,000	222,018
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	15,000	15,341
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2046	250,000	223,229
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2037	195,000	194,168
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	240,000	270,790
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017 A, 3.5% 3/15/2039	110,000	98,977
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	10,000	10,130
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,223
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	110,000	112,594
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2042	100,000	101,291
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	310,000	220,594
New York State Urban Development Corp (New York State Pit Proj.) Series 2023B, 5% 3/15/2037	410,000	451,282
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 5% 3/15/2031	250,000	278,647
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2054	505,000	514,322
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2021 A, 3% 3/15/2041	50,000	40,214
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2032 (e)	135,000	101,278
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2038 (e)	105,000	55,215
NY Mta Dedicated Tax Fund 5% 11/15/2047	165,000	165,897
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (e)	60,000	46,133
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	35,000	36,119
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2056	80,000	80,122
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2032	360,000	350,808
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	230,000	221,254
NY Payroll Mobility Tax Series 2024C, 5% 11/15/2037	100,000	110,122
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4% 5/15/2048	130,000	114,325
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4.125% 5/15/2053	150,000	131,476
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2042	100,000	104,871
		8,506,218
Transportation - 3.9%
Metropolitan Transn Auth NY Rv 5% 11/15/2028	50,000	53,234
Metropolitan Transn Auth NY Rv Series 2015 F, 3.25% 11/15/2031	160,000	151,725
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	60,000	50,656
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2029	115,000	117,795
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	330,000	333,060
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	30,000	30,804
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	95,000	97,662
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	65,000	57,620
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2027	50,000	52,379
Metropolitan Transn Auth NY Rv Series 2017C 1, 3.25% 11/15/2036	260,000	222,298
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	35,000	36,647
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2026	80,000	82,242
Metropolitan Transn Auth NY Rv Series 2020 E, 5% 11/15/2027	130,000	136,185
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2026	65,000	65,936
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2031	130,000	130,474
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	35,000	34,511
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045 (Assured Guaranty Municipal Corp Insured)	235,000	211,496
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (d)	15,000	15,323
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2036 (d)	255,000	257,024
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	100,000	108,305
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (d)	80,000	85,707
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2060 (d)	275,000	274,962
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Municipal Corp Insured) (d)	110,000	99,067
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Municipal Corp Insured) (d)	20,000	16,536
Port Auth NY & NJ Series 245, 5% 9/1/2054	110,000	112,435
Triborough Brdg & Tunl NY Revs 5% 11/15/2034	150,000	163,130
Triborough Brdg & Tunl NY Revs Series 2002 F, 5% 11/1/2027	65,000	68,576
Triborough Brdg & Tunl NY Revs Series 2002 F, 5% 11/1/2031	75,000	84,354
Triborough Brdg & Tunl NY Revs Series 2008B 3, 5% 11/15/2037	60,000	60,284
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (e)	85,000	71,345
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (e)	90,000	69,552
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	25,000	25,168
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2046	50,000	50,239
		3,426,731
Water & Sewer - 2.1%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2017 A, 3.5% 6/15/2036	40,000	39,127
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 A, 5% 6/15/2030	145,000	153,439
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	60,424
New York NY Cty Muni Wtr Fin Auth Series 2016, 4% 6/15/2038	25,000	23,906
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	25,000	25,532
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2034	45,000	45,232
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	210,000	215,674
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 3% 6/15/2049	205,000	144,333
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	115,000	115,708
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 SUB GG 2, 5% 6/15/2029	135,000	141,864
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB CC 1, 4% 6/15/2051	115,000	99,773
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5% 6/15/2035	280,000	313,145
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5% 6/15/2039	385,000	413,499
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	30,516
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	42,759
		1,864,931
TOTAL NEW YORK		19,120,452
North Carolina - 1.1%
Escrowed/Pre-Refunded - 0.0%
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2041 (Pre-refunded to 10/1/2025 at 100)	10,000	10,053
General Obligations - 0.5%
Mecklenburg Cnty NC Gen. Oblig. Series 2018, 3.25% 3/1/2034	65,000	63,696
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	40,000	40,872
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	75,000	79,919
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2028	50,000	53,270
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	35,000	37,983
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) Series 2021, 5% 3/1/2031	140,000	155,955
		431,695
Health Care - 0.2%
Atrium Health Series 2016 A, 4% 1/15/2045	150,000	134,257
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) Series 2012 A, 4% 12/1/2045	10,000	8,910
		143,167
Transportation - 0.3%
Charlotte NC Arpt Rev Series A, 5% 7/1/2047	55,000	55,072
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	5,000	5,352
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2032	195,000	207,887
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2030	55,000	58,180
		326,491
Water & Sewer - 0.1%
Charlotte NC Wtr & Swr Sys Rev Series 2018, 4% 7/1/2047	25,000	23,168
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2037	80,000	71,145
		94,313
TOTAL NORTH CAROLINA		1,005,719
North Dakota - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2027	85,000	87,664
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	35,311
North Dakota St Hsg Fin Agy Series 2019 C, 3.35% 7/1/2042	20,000	16,622
		51,933
TOTAL NORTH DAKOTA		139,597
Ohio - 2.3%
Electric Utilities - 0.0%
Cleveland OH Pub Pwr Sys Rev 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured) (e)	45,000	23,363
General Obligations - 0.6%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	30,000	30,038
City of Columbus OH Gen. Oblig. Series 2018 A, 5% 4/1/2030	30,000	31,737
Gahanna-Jefferson OH Sch Dist Series 2021, 2% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	100,000	52,621
Northeastern OH Local Sch Dist Clark Cnty Series 2018, 4% 12/1/2055 (Assured Guaranty Municipal Corp Insured)	100,000	85,596
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	15,000	12,082
State of Ohio Gen. Oblig. Series 2015A, 5% 9/15/2026	35,000	35,996
State of Ohio Gen. Oblig. Series 2017B, 5% 9/1/2028	60,000	64,337
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	20,000	20,514
State of Ohio Gen. Oblig. Series 2021 A, 4% 3/1/2038	55,000	55,296
Willoughby-Eastlake Ohio Csd Series 2016, 4% 12/1/2050	160,000	132,992
		521,209
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2037	5,000	4,907
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	185,000	194,691
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 4% 12/1/2042	100,000	87,914
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	5,000	4,589
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	85,000	83,888
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	50,000	35,702
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2028	145,000	152,734
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,668
		606,093
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 3.25% 9/1/2052	85,000	84,057
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 3.5% 9/1/2034	5,000	4,889
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 4% 3/1/2049	10,000	8,561
		97,507
Other - 0.2%
State of Ohio Gen. Oblig. Series 2023A, 5% 9/1/2030	160,000	177,328
Special Tax - 0.1%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,061
Hamilton OH Sales Tax Series 2016 A, 5% 12/1/2027	55,000	58,032
		88,093
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (e)	80,000	48,752
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (e)	30,000	12,606
		61,358
Water & Sewer - 0.5%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2040	100,000	80,064
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	65,000	68,237
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	260,000	261,342
		409,643
TOTAL OHIO		1,984,594
Oklahoma - 0.2%
General Obligations - 0.0%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2016, 4% 7/1/2033	40,000	40,208
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 4% 1/1/2042	30,000	28,072
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2047	45,000	45,322
Oklahoma St Tpk Auth Tpk Rev Series 2017E, 4% 1/1/2031	100,000	100,955
		174,349
TOTAL OKLAHOMA		214,557
Oregon - 1.4%
General Obligations - 0.6%
Clackamas & Wash Cnty OR Sch Dist No 3 Series 2020 A, 0% 6/15/2035 (Oregon St Guaranteed) (e)	165,000	108,368
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2032 (Oregon St Guaranteed) (e)	50,000	39,190
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2034 (Oregon St Guaranteed) (e)	20,000	14,277
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (e)	10,000	5,338
Deschutes & Jefferson Cnties School District #2 0% 6/15/2026 (Oregon St Guaranteed) (e)	10,000	9,703
Oregon St Gen. Oblig. 5% 8/1/2044	120,000	126,379
Washington Clackamas & Yamhill Cntys OR Sch Dist No 88j Series 2018 A, 0% 6/15/2048 (Oregon St Guaranteed) (e)	255,000	73,204
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2039 (Oregon St Guaranteed) (e)	200,000	106,464
		482,923
Health Care - 0.3%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 2.5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	190,000	159,657
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2039	35,000	35,295
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	110,000	107,715
		302,667
Special Tax - 0.2%
Oregon St Dept Trans Hwy User Tax Rev Series 2020 A, 5% 11/15/2037	160,000	170,179
Transportation - 0.3%
Port of Portland Arpt Rev 5% 7/1/2030 (d)	270,000	288,998
TOTAL OREGON		1,244,767
Pennsylvania - 3.9%
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2042	150,000	150,423
General Obligations - 0.8%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	15,000	14,013
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018 A, 4% 7/1/2046	110,000	97,309
Pennsylvania St Gen. Oblig. 5% 9/1/2031	230,000	256,671
Pennsylvania St Gen. Oblig. Series 2015, 4% 8/15/2034	25,000	25,043
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2032	60,000	60,135
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	15,000	12,984
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2027	10,000	10,266
Pennsylvania St Gen. Oblig. Series FIRST 2021, 5% 5/15/2031	60,000	66,739
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	10,000	10,397
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	25,000	25,031
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2033	90,000	91,143
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2027	50,000	51,071
		720,802
Health Care - 1.0%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	30,000	28,799
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2020A, 4% 9/1/2050	100,000	81,678
Cumberland Cnty PA Mun Auth Rv (Penn State Hlth System Proj.) Series 2019, 3% 11/1/2039	170,000	140,701
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	100,000	94,196
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,016
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015 A, 4.125% 7/1/2040	90,000	85,265
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 4% 2/15/2040	105,000	96,973
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2017 A, 5% 11/15/2028	85,000	88,427
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	65,000	53,230
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	45,000	43,855
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	25,000	22,156
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 4% 8/15/2045	110,000	95,099
		840,395
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	20,000	17,457
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	15,000	14,872
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 1.85% 4/1/2036	100,000	76,118
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	130,000	94,966
		203,413
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	110,000	97,525
Transportation - 1.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	105,000	105,099
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	10,000	10,655
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (d)	20,000	18,426
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 5% 12/31/2028 (d)	70,000	70,784
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5.25% 6/30/2053 (d)	110,000	110,023
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2039 (c)	35,000	36,353
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2036	50,000	50,606
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2030	10,000	10,471
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	10,000	10,167
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049	225,000	196,248
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049 (Assured Guaranty Municipal Corp Insured)	190,000	167,944
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2034	30,000	32,066
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,184
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028	115,000	120,634
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2038	60,000	58,593
		1,035,253
Water & Sewer - 0.4%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5% 9/1/2028 (Assured Guaranty Municipal Corp Insured)	280,000	298,830
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (e)	15,000	13,586
Westmoreland Cnty PA Mun Auth Series 2016, 3% 8/15/2042	50,000	39,737
		352,153
TOTAL PENNSYLVANIA		3,399,964
Rhode Island - 0.3%
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 3% 1/15/2036	95,000	86,545
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2038	70,000	50,213
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2039	50,000	34,786
		171,544
Housing - 0.1%
Rhode Island Hsg & Mtg Fin Cp Series 70, 2.8% 10/1/2034	145,000	128,347
TOTAL RHODE ISLAND		299,891
South Carolina - 0.8%
Electric Utilities - 0.5%
South Carolina St Svc Auth Rev 3% 12/1/2041	20,000	14,951
South Carolina St Svc Auth Rev 5.75% 12/1/2047	310,000	329,815
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2030	80,000	80,709
		425,475
General Obligations - 0.1%
Lexington County School District No 1/SC Series 2019 B, 2.25% 2/1/2034	85,000	74,094
Lexington County School District No 2 Series 2016, 3% 3/1/2038	20,000	17,570
		91,664
Health Care - 0.1%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	105,000	108,784
South Carolina Jobs-Economic Development Authority (Carealliance Health Svcs Proj.) Series 2016 A, 3% 8/15/2038	25,000	19,821
		128,605
Special Tax - 0.1%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	45,000	45,971
TOTAL SOUTH CAROLINA		691,715
Tennessee - 1.1%
Electric Utilities - 0.1%
Tennessee Engy Acq Crp Gas Rev 5.625% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	50,000	50,894
General Obligations - 0.6%
Memphis TN Gen. Oblig. Series 2021, 4% 5/1/2046	50,000	45,234
Memphis TN Gen. Oblig. Series 2021, 5% 5/1/2030	80,000	88,004
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	230,000	247,831
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,237
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	20,000	20,305
Tennessee St Gen. Oblig. Series A, 5% 8/1/2035	50,000	50,819
Tennessee St Sch Bd Auth (Tennessee St Proj.) Series 2017A, 5% 11/1/2042	50,000	50,553
		517,983
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	175,000	181,626
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	15,000	13,677
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	5,000	4,423
		199,726
Housing - 0.0%
Tennessee Housing Development Agency Series 2016 2B, 3.5% 1/1/2047	25,000	24,957
Transportation - 0.2%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	30,058
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2054	140,000	140,005
		170,063
TOTAL TENNESSEE		963,623
Texas - 8.5%
Education - 1.0%
Arlington Higher Education Finance Corp Series 2018, 4% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	70,019
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	20,000	20,520
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	110,000	91,024
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	15,000	16,183
Board of Regents of the University of Texas System Series 2021 A, 5% 8/15/2031	165,000	184,780
Board of Regents of the University of Texas System Series 2022A, 4% 8/15/2042	65,000	60,714
Texas A&M Univ Revs Series 2017E, 5% 5/15/2035	50,000	51,250
Texas A&M Univ Revs Series 2021 A, 3% 5/15/2037	115,000	101,047
University Houston TX Univ Rev Series 2017 C, 3.25% 2/15/2041	165,000	136,985
University TX Perm Univ Fd Series 2015A, 3.25% 7/1/2034	160,000	151,966
		884,488
Electric Utilities - 0.8%
Austin TX Elec Util Sys Rev Series 2015A, 5% 11/15/2045	100,000	100,099
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2020 A, 5% 5/15/2050	55,000	55,021
Lower Colorado River Authority Series 2025, 5% 5/15/2044	110,000	112,816
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	10,000	10,361
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.55% 5/1/2030 (b)(d)	50,000	52,024
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	30,000	30,353
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	45,000	45,455
San Antonio TX Elec & Gas Rev Series 2019, 4% 2/1/2028	110,000	113,474
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2036	180,000	200,088
		719,691
Escrowed/Pre-Refunded - 0.3%
Denton Independent School District Series 2015 A, 5% 8/15/2045 (Pre-refunded to 8/15/2025 at 100)	100,000	100,243
Houston TX Wtr & Swr Sys Rev 0% 12/1/2027 (e)	50,000	46,479
Tomball TX Indpt Sch Dist 5% 2/15/2041 (Pre-refunded to 2/15/2028 at 100)	80,000	84,761
		231,483
General Obligations - 3.6%
Aldine TX Indpt Sch Dist Series 2017 A, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,753
Alvin Tex Indpt Sch Dist Series 2020, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	100,000	89,712
College of the Mainland Gen. Oblig. Series 2019, 3.75% 8/15/2049	50,000	41,592
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.25% 8/15/2033	40,000	39,149
Comal Tex Indpt Sch Dist (Permanent Sch Fund of Texas Proj.) Series 2020, 5% 2/1/2029	120,000	129,437
Conroe TX Isd Series 2020 A, 2.25% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	85,000	53,216
Cypress-Fairbanks TX Isd Series 2019, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	45,000	48,225
Cypress-Fairbanks TX Isd Series 2020A, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	180,000	167,387
Dallas TX Gen. Oblig. Series 2024 B, 5% 2/15/2029	205,000	220,475
Dallas TX ISD Series 2019 B, 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	20,000	17,790
Dallas TX ISD Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	175,000	195,693
Del Mar TX College Dist Gen. Oblig. Series 2018 B, 4% 8/15/2048	150,000	127,917
Denton Independent School District Series 2023, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	180,000	200,058
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	20,000	17,660
Frisco Tex Indpt Sch Dis Series 2017, 4% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	30,038
Frisco Tex Indpt Sch Dis Series 2019, 4% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	35,000	34,328
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2017 A, 4% 10/1/2038	200,000	191,271
Harris Cnty TX Series 2016 A, 5% 8/15/2033	35,000	35,637
Houston TX Indpt Sch Dist Series 2016, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	55,000	55,664
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,163
Katy TX Ind Sch Dist Series 2019, 4% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	35,000	33,314
Katy TX Ind Sch Dist Series 2022, 4% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	125,000	120,190
Keller Texas Indpt School Dist Series 2020, 4% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	100,000	92,637
Lamar TX Isd Series 2018, 4% 2/15/2050	75,000	66,017
Lamar TX Isd Series 2023 A, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	105,000	113,036
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (e)	130,000	49,344
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	190,000	190,425
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	110,000	122,767
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	210,000	226,135
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	20,000	20,310
Sherman TX Indpt Sch Dist Series 2018 A, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	50,000	50,860
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	50,693
Texas State Gen. Oblig. Series 2018A, 5% 10/1/2026	65,000	66,927
Texas State Gen. Oblig. Series B, 5% 10/1/2033	35,000	36,414
Tomball TX Indpt Sch Dist Series 2018, 5% 2/15/2041	45,000	45,762
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	15,000	13,269
		3,076,265
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 3% 10/1/2039	55,000	45,055
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	60,000	46,690
		91,745
Housing - 0.0%
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	35,000	24,437
Special Tax - 0.2%
Denton TX Gen. Oblig. Series 2017, 4% 2/15/2047	15,000	13,086
El Paso Tex Gen. Oblig. Series 2020, 4% 8/15/2045	100,000	88,209
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Municipal Corp Insured) (e)	40,000	11,406
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Municipal Corp Insured) (e)	35,000	9,408
Houston TX Hotel Occ Tx & Spl Rev 0% 9/1/2033 (Ambac Assurance Corp Insured) (e)	120,000	85,657
		207,766
Transportation - 1.5%
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	45,000	37,911
City of Houston TX Airport System Revenue 4% 7/1/2041 (d)	110,000	99,985
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	20,000	20,341
Dallas Fort Worth International Airport 5% 11/1/2032	215,000	241,203
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.3% 10/1/2032 (c)	35,000	37,234
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.85% 10/1/2048 (c)	70,000	72,328
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,142
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	105,000	92,596
North East Texas Regional Mobility Authority Series B, 5% 1/1/2041	40,000	39,784
North TX Twy Auth Rev 0% 1/1/2034 (Assured Guaranty Inc Insured) (e)	75,000	54,698
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (e)	25,000	16,501
North TX Twy Auth Rev 0% 1/1/2038 (Assured Guaranty Inc Insured) (e)	100,000	59,057
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	5,000	4,276
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	70,000	70,019
North TX Twy Auth Rev Series 2024A, 5% 1/1/2035	130,000	144,196
Port of Houston Auth 4% 10/1/2039	115,000	110,301
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2031	65,000	65,670
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (d)	105,000	100,262
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	55,000	58,215
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (e)	15,000	13,160
		1,378,879
Water & Sewer - 1.0%
Dallas TX Wtrwks & Swr Sys Rev Series 2018 C, 4% 10/1/2043	100,000	90,669
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2049	75,000	64,743
Houston TX Util Sys Rev 4% 11/15/2049	155,000	133,067
San Antonio TX Wtr Rev 5% 5/15/2042	100,000	103,805
Texas Wtr Dev Brd 5% 8/1/2033	55,000	59,881
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,332
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2034	5,000	5,025
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	10,000	9,770
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	275,000	240,379
Texas Wtr Dev Brd Series 2022, 5% 10/15/2034	125,000	139,090
		906,761
TOTAL TEXAS		7,521,515
Utah - 0.6%
Education - 0.2%
University UT Univ Revs (University UT Univ Revs Proj.) Series 2021 A 1, 4% 8/1/2041	35,000	33,213
University UT Univ Revs Series 2020 A, 4% 8/1/2039	65,000	62,944
University UT Univ Revs Series 2020 A, 5% 8/1/2037	60,000	63,395
		159,552
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	120,000	131,503
Health Care - 0.2%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	175,000	175,218
Transportation - 0.1%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (d)	90,000	85,297
TOTAL UTAH		551,570
Virginia - 1.3%
Education - 0.1%
University VA Univ Revs Series 2015 A 1, 4% 4/1/2045	55,000	50,308
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	5,000	4,773
		55,081
Escrowed/Pre-Refunded - 0.0%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev Series A, 3% 4/1/2036 (Pre-refunded to 4/1/2026 at 100)	30,000	30,022
General Obligations - 1.0%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	20,000	17,563
County of Loudoun VA Gen. Oblig. Series 2023A, 5% 12/1/2029	155,000	170,113
Richmond VA Series 2019 A, 3% 7/15/2034	40,000	37,888
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	45,000	48,450
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2031	100,000	109,084
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2026	100,000	101,280
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2017, 3% 5/15/2036	125,000	113,563
Virginia St Gen. Oblig. Series 2018A, 3% 6/1/2032	5,000	4,925
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2013A, 3% 8/1/2030	100,000	98,671
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 5% 8/1/2029	60,000	65,341
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series A, 3% 8/1/2035	15,000	13,603
Virginia St Pub Bldg Auth Pub Facs Rev (Virginia St Proj.) Series 2022 A, 5% 8/1/2031	80,000	89,486
		869,967
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	35,000	29,923
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	50,000	34,064
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	30,000	32,327
		96,314
Special Tax - 0.0%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	45,000	40,418
Transportation - 0.1%
VA Commlth Trn Bd Grnt Antic Rev Series 2017, 5% 3/15/2027	15,000	15,580
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 3% 1/1/2041 (d)	50,000	38,480
		54,060
TOTAL VIRGINIA		1,145,862
Washington - 3.7%
Education - 0.1%
University Wash Univ Revs Series 2012C, 3.25% 7/1/2043	135,000	105,270
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	40,000	27,880
		133,150
Electric Utilities - 1.0%
Energy Norwthwest WA Elec Rev Series 2015 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	75,000	75,000
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	55,000	56,185
Energy Norwthwest WA Elec Rev Series 2017 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	95,000	99,118
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	65,000	68,099
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	175,000	197,051
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2042	100,000	102,385
Seattle WA Mun Lt & Pwr Rev Series 2020 A, 5% 7/1/2027	90,000	94,161
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2043	50,000	45,808
Tacoma WA Elec Sys Rev Series 2021, 4% 1/1/2051	135,000	118,415
		856,222
General Obligations - 1.7%
Clark Cnty WA Sch Dist 114 Evergreen Series 2019, 3% 12/1/2038 (State of Washington Guaranteed)	20,000	17,058
King Cnty WA Sch Dist #403 Renton Series 2020, 4% 12/1/2035 (State of Washington Guaranteed)	100,000	101,340
King Cnty Wash Hsg Auth Rev Series 2018, 3.5% 5/1/2038 (King County WA Guaranteed)	35,000	31,131
King County WA Gen. Oblig. Series 2015E, 5% 12/1/2029	45,000	45,319
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2035	30,000	30,266
State of Washington Gen. Oblig. Series 2017A, 5% 8/1/2039	280,000	282,652
State of Washington Gen. Oblig. Series 2020 E, 5% 6/1/2045	55,000	55,811
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2028	230,000	246,172
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2029	140,000	152,520
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	175,000	179,248
State of Washington Gen. Oblig. Series R 2016B, 5% 7/1/2032	50,000	50,448
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,307
State of Washington Gen. Oblig. Series R 2022A, 5% 2/1/2031	100,000	111,268
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2033	125,000	141,742
		1,476,282
Health Care - 0.3%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 3.5% 8/15/2038	125,000	108,503
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014C, 4% 10/1/2044	55,000	47,272
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	5,000	5,001
Washington St Health Care Facs Auth Rev (Seattle Cancer Care Proj.) 4% 9/1/2050	115,000	97,145
		257,921
Lease Revenue - 0.2%
State of Washington Gen. Oblig. 5% 6/1/2049	180,000	185,140
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2027	45,000	46,178
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2035	65,000	66,156
		112,334
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 5% 4/1/2034 (d)	160,000	165,423
Water & Sewer - 0.1%
Seattle WA Wtr Sys Rev Series 2015, 4% 5/1/2045	50,000	44,133
TOTAL WASHINGTON		3,230,605
West Virginia - 0.1%
Transportation - 0.1%
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	145,000	123,315
Wisconsin - 0.6%
Education - 0.0%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2029	40,000	40,440
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2036	35,000	35,678
Wisconsin Health & Educational Facilities Authority Series 2016 A, 3.125% 11/15/2036 (Pre-refunded to 5/15/2026 at 100)	50,000	50,026
		85,704
General Obligations - 0.5%
Milwaukee WI Gen. Oblig. Series 2016 B3, 3% 3/1/2031	50,000	48,137
Wisconsin St Gen. Oblig. 5% 5/1/2031	175,000	196,148
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	65,000	66,123
Wisconsin St Gen. Oblig. Series 2017, 5% 11/1/2026	40,000	41,289
		351,697
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	7,688	6,781
Special Tax - 0.0%
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (d)	5,000	3,843
Wisconsin St Transn Rev Series 2017 1, 5% 7/1/2028	10,000	10,442
		14,285
TOTAL WISCONSIN		498,907
Wyoming - 0.0%
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	30,000	26,178
TOTAL MUNICIPAL SECURITIES (Cost $91,553,709)		87,238,991

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $382,957)	2.90	382,881	382,958

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $91,936,666)	87,621,949
NET OTHER ASSETS (LIABILITIES) - 0.6%	524,689
NET ASSETS - 100.0%	88,146,638

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	15,704,774	15,321,817	8,656	-	1	382,958	382,881	0.0%
Total	-	15,704,774	15,321,817	8,656	-	1	382,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	5,124,575	-	5,124,575	-
Electric Utilities	5,059,933	-	5,059,933	-
Escrowed/Pre-Refunded	1,076,491	-	1,076,491	-
General Obligations	30,934,449	-	30,934,449	-
Health Care	6,708,807	-	6,708,807	-
Housing	2,306,571	-	2,306,571	-
Industrial Development	247,613	-	247,613	-
Lease Revenue	373,179	-	373,179	-
Other	582,521	-	582,521	-
Resource Recovery	35,351	-	35,351	-
Special Tax	13,249,035	-	13,249,035	-
Tobacco Bonds	124,592	-	124,592	-
Transportation	14,645,140	-	14,645,140	-
Water & Sewer	6,770,734	-	6,770,734	-

Money Market Funds	382,958	382,958	-	-
Total Investments in Securities:	87,621,949	382,958	87,238,991	-
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $91,553,709)	$87,238,991
Fidelity Central Funds (cost $382,957)	382,958

Total Investment in Securities (cost $91,936,666)		$87,621,949
Cash		77,917
Interest receivable		1,084,595
Distributions receivable from Fidelity Central Funds		1,519
Receivable from investment adviser for expense reductions		25,190
Other receivables		10
Total assets		88,811,180
Liabilities
Payable for investments purchased	$340,943
Payable for fund shares redeemed	42,082
Distributions payable	219,237
Accrued management fee	3,593
Audit fee payable	55,630
Other payables and accrued expenses	3,057
Total liabilities		664,542
Net Assets		$88,146,638
Net Assets consist of:
Paid in capital		$96,210,014
Total accumulated earnings (loss)		(8,063,376)
Net Assets		$88,146,638
Net Asset Value, offering price and redemption price per share ($88,146,638 ÷ 4,886,341 shares)		$18.04
Statement of Operations
Year ended June 30, 2025
Investment Income
Interest		$2,400,618
Income from Fidelity Central Funds		8,656
Total income		2,409,274
Expenses
Management fee	$40,026
Custodian fees and expenses	4,676
Independent trustees' fees and expenses	202
Registration fees	30,854
Audit fees	64,024
Legal	73
Miscellaneous	293
Total expenses before reductions	140,148
Expense reductions	(83,893)
Total expenses after reductions		56,255
Net Investment income (loss)		2,353,019
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(567,091)
Total net realized gain (loss)		(567,091)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(915,735)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(915,734)
Net gain (loss)		(1,482,825)
Net increase (decrease) in net assets resulting from operations		$870,194
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,353,019	$2,265,630
Net realized gain (loss)	(567,091)	(1,027,813)
Change in net unrealized appreciation (depreciation)	(915,734)	563,471
Net increase (decrease) in net assets resulting from operations	870,194	1,801,288
Distributions to shareholders	(2,309,305)	(2,222,794)

Share transactions
Proceeds from sales of shares	55,987,925	59,628,992
Reinvestment of distributions	383	289
Cost of shares redeemed	(47,150,127)	(67,272,229)

Net increase (decrease) in net assets resulting from share transactions	8,838,181	(7,642,948)
Total increase (decrease) in net assets	7,399,070	(8,064,454)

Net Assets
Beginning of period	80,747,568	88,812,022
End of period	$88,146,638	$80,747,568

Other Information
Shares
Sold	3,094,596	3,336,429
Issued in reinvestment of distributions	21	16
Redeemed	(2,600,973)	(3,783,308)
Net increase (decrease)	493,644	(446,863)

Financial Highlights
Fidelity® SAI Municipal Bond Index Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.38	$18.35	$18.33	$20.65	$20.26
Income from Investment Operations
Net investment income (loss) A,B	.540	.501	.470	.330	.314
Net realized and unrealized gain (loss)	(.350)	.021 C	.012	(2.320)	.391
Total from investment operations	.190	.522	.482	(1.990)	.705
Distributions from net investment income	(.528)	(.492)	(.462)	(.330)	(.315)
Distributions from net realized gain	(.002)	-	-	-	-
Total distributions	(.530)	(.492)	(.462)	(.330)	(.315)
Net asset value, end of period	$18.04	$18.38	$18.35	$18.33	$20.65
Total Return D	1.02%	2.90%	2.68%	(9.74)%	3.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.18%	.17%	.18%	.20%	.17%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions, if any	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.94%	2.75%	2.57%	1.65%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$88,147	$80,748	$88,812	$86,256	$90,154
Portfolio turnover rate G	25%	17%	17%	59%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$180,258
Gross unrealized depreciation	(4,393,390)
Net unrealized appreciation (depreciation)	$(4,213,132)
Tax Cost	$91,835,081

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(3,849,505)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,213,132)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,293,554)
Long-term	(2,555,951)
Total capital loss carryforward	$(3,849,505)

The tax character of distributions paid was as follows:

	June 30, 2025	June 30, 2024
Tax-exempt Income	$2,300,369	$2,222,794
Ordinary Income	8,936	-
Total	$2,309,305	$2,222,794

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	29,418,472	20,287,716
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Municipal Bond Index Fund	118
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $83,893.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 5.14% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9894029.105
MBX-ANN-0825
Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Mid Cap Growth Index Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	34,306	692,981
CANADA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States)	197,543	13,095,126
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	10,802	1,147,064
TOTAL CANADA		14,242,190
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	15,259	750,438
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Freedom Holding Corp/NV (b)	14,379	2,100,053
KOREA (SOUTH) - 1.2%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Coupang Inc Class A (b)	1,189,221	35,629,061
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	5,808	640,100
SWITZERLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG Class A (b)	210,985	10,981,769
UNITED KINGDOM - 1.5%
Consumer Discretionary - 1.4%
Hotels, Restaurants & Leisure - 1.4%
Flutter Entertainment PLC (b)	138,833	39,672,918
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	58,503	2,665,982
TOTAL UNITED KINGDOM		42,338,900
UNITED STATES - 96.3%
Communication Services - 6.1%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc Class A (b)	152,543	7,128,334
Iridium Communications Inc	7,217	217,737
		7,346,071
Entertainment - 3.7%
Liberty Media Corp-Liberty Formula One Class A (b)	6,775	643,354
Liberty Media Corp-Liberty Formula One Class C (b)	62,304	6,510,768
Live Nation Entertainment Inc (b)	151,581	22,931,174
ROBLOX Corp Class A (b)	539,702	56,776,651
Roku Inc Class A (b)	16,024	1,408,349
Take-Two Interactive Software Inc (b)	58,129	14,116,628
TKO Group Holdings Inc Class A	28,052	5,104,061
		107,490,985
Interactive Media & Services - 1.0%
Pinterest Inc Class A (b)	280,970	10,075,584
Reddit Inc Class A (b)	111,664	16,813,248
Trump Media & Technology Group Corp (b)(c)	53,839	971,256
		27,860,088
Media - 1.2%
DoubleVerify Holdings Inc (b)	62,605	937,197
Liberty Broadband Corp Class A (b)	3,343	327,012
Liberty Broadband Corp Class C (b)	22,694	2,232,636
Nexstar Media Group Inc	1,623	280,698
Trade Desk Inc (The) Class A (b)	427,419	30,769,894
		34,547,437
TOTAL COMMUNICATION SERVICES		177,244,581

Consumer Discretionary - 18.6%
Broadline Retail - 0.1%
Etsy Inc (b)	56,731	2,845,627
Distributors - 0.1%
Pool Corp	6,419	1,871,010
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions Inc (b)	7,049	871,186
Duolingo Inc Class A (b)	35,995	14,758,670
Grand Canyon Education Inc (b)	7,491	1,415,799
H&R Block Inc	21,432	1,176,402
		18,222,057
Hotels, Restaurants & Leisure - 11.4%
Carnival Corp (b)	319,338	8,979,785
Cava Group Inc (b)	95,572	8,050,030
Choice Hotels International Inc	7,897	1,001,970
Churchill Downs Inc	52,500	5,302,500
Darden Restaurants Inc	106,290	23,168,031
Domino's Pizza Inc	9,242	4,164,445
DraftKings Inc Class A (b)	460,316	19,742,953
Dutch Bros Inc Class A (b)	110,770	7,573,345
Expedia Group Inc Class A	115,900	19,550,012
Hilton Worldwide Holdings Inc	223,408	59,502,487
Las Vegas Sands Corp	306,783	13,348,128
Light & Wonder Inc Class A (b)	79,270	7,630,530
Norwegian Cruise Line Holdings Ltd (b)	382,357	7,754,200
Planet Fitness Inc Class A (b)	80,370	8,764,349
Royal Caribbean Cruises Ltd	242,678	75,992,189
Texas Roadhouse Inc	63,400	11,881,794
Travel + Leisure Co	19,742	1,018,885
Vail Resorts Inc (c)	28,070	4,410,639
Viking Holdings Ltd (b)	194,685	10,374,764
Wendy's Co/The	68,314	780,145
Wingstop Inc	26,603	8,958,294
Wyndham Hotels & Resorts Inc	65,136	5,289,695
Yum! Brands Inc	89,715	13,293,969
		326,533,139
Household Durables - 0.5%
SharkNinja Inc (b)	11,509	1,139,276
Somnigroup International Inc	193,632	13,176,658
TopBuild Corp (b)	1,960	634,530
		14,950,464
Specialty Retail - 4.3%
Burlington Stores Inc (b)	60,196	14,003,997
Carvana Co Class A (b)	122,998	41,445,407
Chewy Inc Class A (b)	200,319	8,537,596
Floor & Decor Holdings Inc Class A (b)	32,431	2,463,459
Lithia Motors Inc Class A	2,751	929,343
Murphy USA Inc	17,223	7,006,316
RH (b)	2,472	467,233
Ross Stores Inc	61,667	7,867,476
Tractor Supply Co	509,184	26,869,640
Ulta Beauty Inc (b)	10,810	5,057,134
Valvoline Inc (b)	107,827	4,083,408
Wayfair Inc Class A (b)	16,103	823,507
Williams-Sonoma Inc	16,943	2,767,978
		122,322,494
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp (b)	144,732	14,917,527
Lululemon Athletica Inc (b)	58,101	13,803,636
Ralph Lauren Corp Class A	2,754	755,367
Tapestry Inc	181,681	15,953,409
		45,429,939
TOTAL CONSUMER DISCRETIONARY		532,174,730

Consumer Staples - 1.8%
Beverages - 0.3%
Celsius Holdings Inc (b)	157,461	7,304,616
Coca-Cola Consolidated Inc	6,787	757,768
		8,062,384
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings Inc (b)	18,519	1,996,904
Casey's General Stores Inc	5,305	2,706,982
Performance Food Group Co (b)	18,072	1,580,758
Sprouts Farmers Market Inc (b)	93,758	15,436,317
Sysco Corp	248,871	18,849,490
		40,570,451
Food Products - 0.1%
Darling Ingredients Inc (b)	16,778	636,557
Freshpet Inc (b)	12,622	857,791
Hershey Co/The	16,856	2,797,254
		4,291,602
TOTAL CONSUMER STAPLES		52,924,437

Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Inc	95,096	23,157,778
HF Sinclair Corp	15,201	624,456
Phillips 66	27,915	3,330,260
Targa Resources Corp	205,703	35,808,778
Texas Pacific Land Corp	18,417	19,455,535
		82,376,807
Financials - 10.5%
Banks - 0.1%
Pinnacle Financial Partners Inc	5,054	558,011
Western Alliance Bancorp	21,623	1,686,162
		2,244,173
Capital Markets - 6.3%
Ameriprise Financial Inc	83,083	44,343,890
Ares Management Corp Class A	180,225	31,214,970
Bank of New York Mellon Corp/The	49,795	4,536,822
Blue Owl Capital Inc Class A	584,291	11,224,230
Coinbase Global Inc Class A (b)	19,288	6,760,251
FactSet Research Systems Inc	2,369	1,059,606
Hamilton Lane Inc Class A	24,963	3,547,742
Houlihan Lokey Inc Class A	19,747	3,553,473
Jefferies Financial Group Inc	35,819	1,958,941
Lazard Inc (c)	20,407	979,128
LPL Financial Holdings Inc	76,323	28,618,835
Morningstar Inc	15,287	4,799,048
MSCI Inc	35,440	20,439,666
Robinhood Markets Inc Class A (b)	94,892	8,884,738
TPG Inc Class A	116,396	6,104,970
Tradeweb Markets Inc Class A	9,372	1,372,061
		179,398,371
Consumer Finance - 0.2%
Ally Financial Inc	31,138	1,212,825
Credit Acceptance Corp (b)(c)	689	350,997
SLM Corp	27,611	905,365
SoFi Technologies Inc Class A (b)(c)	139,605	2,542,207
		5,011,394
Financial Services - 3.0%
Affirm Holdings Inc Class A (b)	152,836	10,567,081
Block Inc Class A (b)	193,038	13,113,071
Corpay Inc (b)	65,092	21,598,828
Equitable Holdings Inc	292,924	16,433,036
Shift4 Payments Inc Class A (b)(c)	63,568	6,300,224
Toast Inc Class A (b)	432,667	19,162,822
UWM Holdings Corp Class A	16,717	69,208
WEX Inc (b)	2,647	388,818
		87,633,088
Insurance - 0.9%
Brown & Brown Inc	27,935	3,097,153
Everest Group Ltd	5,656	1,922,192
Kinsale Capital Group Inc	21,180	10,249,003
Markel Group Inc (b)	2,434	4,861,574
RLI Corp	4,195	302,963
Ryan Specialty Holdings Inc Class A (c)	100,551	6,836,462
		27,269,347
TOTAL FINANCIALS		301,556,373

Health Care - 13.8%
Biotechnology - 4.1%
Alnylam Pharmaceuticals Inc (b)	119,550	38,984,060
Apellis Pharmaceuticals Inc (b)	103,253	1,787,309
Exact Sciences Corp (b)	9,840	522,898
Exelixis Inc (b)	209,003	9,211,807
Halozyme Therapeutics Inc (b)	117,365	6,105,327
Incyte Corp (b)	39,188	2,668,703
Insmed Inc (b)	160,260	16,128,566
Ionis Pharmaceuticals Inc (b)	138,308	5,464,549
Natera Inc (b)	124,360	21,009,378
Neurocrine Biosciences Inc (b)	79,359	9,974,633
Sarepta Therapeutics Inc (b)	73,915	1,263,947
Summit Therapeutics Inc (b)	111,879	2,380,785
Ultragenyx Pharmaceutical Inc (b)	86,023	3,127,796
Viking Therapeutics Inc (b)(c)	8,272	219,208
		118,848,966
Health Care Equipment & Supplies - 4.3%
Dexcom Inc (b)	374,506	32,690,629
IDEXX Laboratories Inc (b)	77,296	41,456,937
Inspire Medical Systems Inc (b)	27,397	3,555,309
Insulet Corp (b)	67,160	21,100,329
Masimo Corp (b)	43,168	7,261,721
Penumbra Inc (b)	35,821	9,192,743
ResMed Inc	33,063	8,530,254
		123,787,922
Health Care Providers & Services - 3.0%
Cardinal Health Inc	116,265	19,532,520
Cencora Inc	175,381	52,587,993
Chemed Corp	1,226	596,976
DaVita Inc (b)	36,626	5,217,374
Molina Healthcare Inc (b)	28,179	8,394,524
		86,329,387
Health Care Technology - 1.4%
Doximity Inc Class A (b)	125,065	7,671,487
Veeva Systems Inc Class A (b)	112,556	32,413,877
		40,085,364
Life Sciences Tools & Services - 0.8%
Medpace Holdings Inc (b)	21,874	6,865,374
Repligen Corp (b)	6,271	779,987
Sotera Health Co (b)	14,135	157,181
Tempus AI Inc Class A (b)	78,834	5,009,112
Waters Corp (b)	29,830	10,411,863
		23,223,517
Pharmaceuticals - 0.2%
Corcept Therapeutics Inc (b)	90,015	6,607,101
TOTAL HEALTH CARE		398,882,257

Industrials - 20.1%
Aerospace & Defense - 6.5%
Axon Enterprise Inc (b)	71,450	59,156,313
BWX Technologies Inc	15,372	2,214,490
HEICO Corp	40,779	13,375,512
HEICO Corp Class A	71,665	18,543,319
Howmet Aerospace Inc	384,080	71,488,811
Karman Holdings Inc	25,384	1,278,592
Leonardo DRS Inc	28,477	1,323,611
Loar Holdings Inc (b)	36,929	3,182,172
Rocket Lab Corp	374,947	13,411,854
Spirit AeroSystems Holdings Inc Class A (b)	12,136	462,988
StandardAero Inc	12,006	379,990
		184,817,652
Building Products - 1.1%
AAON Inc	64,360	4,746,550
Armstrong World Industries Inc	12,091	1,964,062
AZEK Co Inc/The Class A (b)	85,733	4,659,589
Carlisle Cos Inc	4,822	1,800,535
Lennox International Inc	30,729	17,615,092
Simpson Manufacturing Co Inc	3,299	512,367
		31,298,195
Commercial Services & Supplies - 0.9%
Rollins Inc	268,825	15,167,107
Tetra Tech Inc	47,514	1,708,603
Veralto Corp	90,621	9,148,190
		26,023,900
Construction & Engineering - 2.4%
Comfort Systems USA Inc	33,319	17,865,981
EMCOR Group Inc	14,636	7,828,650
MasTec Inc (b)	12,537	2,136,681
Quanta Services Inc	109,279	41,316,205
WillScot Holdings Corp	43,381	1,188,639
		70,336,156
Electrical Equipment - 1.7%
Rockwell Automation Inc	8,712	2,893,865
Vertiv Holdings Co Class A	364,400	46,792,604
		49,686,469
Ground Transportation - 0.3%
Avis Budget Group Inc (b)(c)	5,554	938,904
Lyft Inc Class A (b)	61,096	962,873
Old Dominion Freight Line Inc	10,044	1,630,141
U-Haul Holding Co (b)(c)	2,872	173,928
U-Haul Holding Co Class N	36,821	2,001,958
XPO Inc (b)	22,606	2,854,912
		8,562,716
Machinery - 0.1%
Allison Transmission Holdings Inc	13,669	1,298,418
RBC Bearings Inc (b)	6,021	2,316,881
		3,615,299
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	20,273	1,003,108
American Airlines Group Inc (b)(c)	39,350	441,507
Southwest Airlines Co	51,517	1,671,211
		3,115,826
Professional Services - 3.6%
Booz Allen Hamilton Holding Corp Class A	119,631	12,457,176
Broadridge Financial Solutions Inc	101,405	24,644,457
Dayforce Inc (b)	13,435	744,165
Equifax Inc	20,580	5,337,835
ExlService Holdings Inc (b)	151,557	6,636,681
KBR Inc	9,263	444,068
Paychex Inc	96,726	14,069,764
Paycom Software Inc	26,861	6,215,635
Paylocity Holding Corp (b)	39,592	7,173,674
Verisk Analytics Inc	80,456	25,062,045
		102,785,500
Trading Companies & Distributors - 3.4%
Core & Main Inc Class A (b)	105,537	6,369,158
Fastenal Co	903,039	37,927,638
Ferguson Enterprises Inc	10,914	2,376,524
FTAI Aviation Ltd	97,562	11,223,532
SiteOne Landscape Supply Inc (b)	13,615	1,646,598
WW Grainger Inc	36,228	37,685,815
		97,229,265
TOTAL INDUSTRIALS		577,470,978

Information Technology - 17.9%
Communications Equipment - 0.0%
Lumentum Holdings Inc (b)	4,959	471,403
Ubiquiti Inc (c)	4,033	1,660,184
		2,131,587
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp/DE	9,101	1,625,347
Jabil Inc	65,928	14,378,897
		16,004,244
IT Services - 4.2%
Cloudflare Inc Class A (b)	295,577	57,882,845
Gartner Inc (b)	71,761	29,007,232
Globant SA (b)	4,023	365,449
GoDaddy Inc Class A (b)	131,655	23,705,799
Kyndryl Holdings Inc (b)	14,364	602,713
MongoDB Inc Class A (b)	7,200	1,511,928
Okta Inc Class A (b)	62,151	6,213,235
Twilio Inc Class A (b)	23,128	2,876,198
		122,165,399
Semiconductors & Semiconductor Equipment - 2.1%
Astera Labs Inc (b)(c)	137,157	12,401,736
Enphase Energy Inc (b)	121,907	4,833,613
Entegris Inc (c)	23,388	1,886,242
Lattice Semiconductor Corp (b)	110,788	5,427,504
MACOM Technology Solutions Holdings Inc (b)	15,038	2,154,795
Monolithic Power Systems Inc	44,333	32,424,270
Onto Innovation Inc (b)	10,363	1,045,937
		60,174,097
Software - 9.8%
Appfolio Inc Class A (b)	21,056	4,848,776
Bentley Systems Inc Class B	150,764	8,136,733
Confluent Inc Class A (b)	265,127	6,609,616
Datadog Inc Class A (b)	295,482	39,692,097
Docusign Inc (b)	145,357	11,321,857
Dropbox Inc Class A (b)	51,330	1,468,038
Dynatrace Inc (b)	281,236	15,527,040
Elastic NV (b)	86,836	7,322,880
Fair Isaac Corp (b)	18,763	34,298,013
Gen Digital Inc	57,154	1,680,328
Gitlab Inc Class A (b)	125,882	5,678,537
Guidewire Software Inc (b)	80,203	18,883,796
HubSpot Inc (b)	48,703	27,109,551
Manhattan Associates Inc (b)	57,416	11,337,938
nCino Inc (b)(c)	14,347	401,285
Nutanix Inc Class A (b)	60,110	4,594,808
Pegasystems Inc	27,611	1,494,583
Procore Technologies Inc (b)(c)	109,749	7,509,027
PTC Inc (b)	13,195	2,274,026
RingCentral Inc Class A (b)	76,682	2,173,935
Rubrik Inc Class A (b)	55,512	4,973,320
Samsara Inc Class A (b)	256,955	10,221,670
SentinelOne Inc Class A (b)	201,421	3,681,976
Teradata Corp (b)	20,754	463,022
Tyler Technologies Inc (b)	34,189	20,268,607
Unity Software Inc (b)(c)	17,680	427,855
Zscaler Inc (b)	93,519	29,359,355
		281,758,669
Technology Hardware, Storage & Peripherals - 1.2%
NetApp Inc	76,806	8,183,679
Pure Storage Inc Class A (b)	255,016	14,683,822
Super Micro Computer Inc (b)(c)	225,443	11,048,961
		33,916,462
TOTAL INFORMATION TECHNOLOGY		516,150,458

Materials - 0.1%
Construction Materials - 0.0%
Eagle Materials Inc	1,926	389,263
Metals & Mining - 0.1%
Carpenter Technology Corp	8,146	2,251,392
Steel Dynamics Inc	12,908	1,652,353
		3,903,745
TOTAL MATERIALS		4,293,008

Real Estate - 1.3%
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	31,285	4,383,654
CoStar Group Inc (b)	49,563	3,984,865
Jones Lang LaSalle Inc (b)	12,164	3,111,308
		11,479,827
Residential REITs - 0.1%
Sun Communities Inc	23,171	2,930,900
UDR Inc	17,300	706,359
		3,637,259
Retail REITs - 0.4%
Simon Property Group Inc	68,869	11,071,380
Specialized REITs - 0.4%
Lamar Advertising Co Class A	83,919	10,184,410
TOTAL REAL ESTATE		36,372,876

Utilities - 3.2%
Electric Utilities - 1.0%
NRG Energy Inc	189,822	30,481,617
Independent Power and Renewable Electricity Producers - 2.2%
Vistra Corp	324,045	62,803,161
TOTAL UTILITIES		93,284,778

TOTAL UNITED STATES		2,772,731,283
TOTAL COMMON STOCKS (Cost $2,499,118,288)		2,880,106,775

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $423,458)	4.25	426,000	423,394

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.32	3,065,685	3,066,298
Fidelity Securities Lending Cash Central Fund (f)(g)	4.32	24,130,909	24,133,322
TOTAL MONEY MARKET FUNDS (Cost $27,199,620)			27,199,620

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,526,741,366)	2,907,729,789
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(25,504,350)
NET ASSETS - 100.0%	2,882,225,439

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	24	Sep 2025	7,501,200	170,270	170,270

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $423,394.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,427,315	295,289,800	296,650,817	229,556	-	-	3,066,298	3,065,685	0.0%
Fidelity Securities Lending Cash Central Fund	14,176,950	433,352,597	423,396,225	74,354	-	-	24,133,322	24,130,909	0.1%
Total	18,604,265	728,642,397	720,047,042	303,910	-	-	27,199,620

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	177,244,581	177,244,581	-	-
Consumer Discretionary	632,304,042	632,304,042	-	-
Consumer Staples	52,924,437	52,924,437	-	-
Energy	82,376,807	82,376,807	-	-
Financials	304,989,507	304,989,507	-	-
Health Care	398,882,257	398,882,257	-	-
Industrials	578,618,042	578,618,042	-	-
Information Technology	516,150,458	516,150,458	-	-
Materials	6,958,990	6,958,990	-	-
Real Estate	36,372,876	36,372,876	-	-
Utilities	93,284,778	93,284,778	-	-

U.S. Treasury Obligations	423,394	-	423,394	-

Money Market Funds	27,199,620	27,199,620	-	-
Total Investments in Securities:	2,907,729,789	2,907,306,395	423,394	-
Derivative Instruments:

Assets
Futures Contracts	170,270	170,270	-	-
Total Assets	170,270	170,270	-	-
Total Derivative Instruments:	170,270	170,270	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	170,270	0
Total Equity Risk	170,270	0
Total Value of Derivatives	170,270	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $25,497,236) - See accompanying schedule:
Unaffiliated issuers (cost $2,499,541,746)	$2,880,530,169
Fidelity Central Funds (cost $27,199,620)	27,199,620

Total Investment in Securities (cost $2,526,741,366)		$2,907,729,789
Segregated cash with brokers for derivative instruments		899,677
Foreign currency held at value (cost $300)		298
Receivable for investments sold		19,141,647
Receivable for fund shares sold		27,263,617
Dividends receivable		657,852
Distributions receivable from Fidelity Central Funds		36,142
Other receivables		2
Total assets		2,955,729,024
Liabilities
Payable to custodian bank	$154,055
Payable for investments purchased	22,402,849
Payable for fund shares redeemed	5,168,443
Accrued management fee	112,920
Notes payable to affiliates	21,513,000
Payable for daily variation margin on futures contracts	16,239
Other payables and accrued expenses	2,757
Collateral on securities loaned	24,133,322
Total liabilities		73,503,585
Net Assets		$2,882,225,439
Net Assets consist of:
Paid in capital		$2,479,681,011
Total accumulated earnings (loss)		402,544,428
Net Assets		$2,882,225,439
Net Asset Value, offering price and redemption price per share ($2,882,225,439 ÷ 79,892,736 shares)		$36.08
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$10,320,506
Interest		14,731
Income from Fidelity Central Funds (including $74,354 from security lending)		303,910
Total income		10,639,147
Expenses
Management fee	$849,891
Independent trustees' fees and expenses	3,873
Interest	4,321
Total expenses before reductions	858,085
Expense reductions	(1,483)
Total expenses after reductions		856,602
Net Investment income (loss)		9,782,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	53,677,227
Redemptions in-kind	63,059,414
Futures contracts	506,324
Total net realized gain (loss)		117,242,965
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	239,814,514
Assets and liabilities in foreign currencies	1
Futures contracts	164,028
Total change in net unrealized appreciation (depreciation)		239,978,543
Net gain (loss)		357,221,508
Net increase (decrease) in net assets resulting from operations		$367,004,053
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,782,545	$6,027,043
Net realized gain (loss)	117,242,965	59,775,978
Change in net unrealized appreciation (depreciation)	239,978,543	52,331,475
Net increase (decrease) in net assets resulting from operations	367,004,053	118,134,496
Distributions to shareholders	(6,611,673)	(5,052,417)

Share transactions
Proceeds from sales of shares	2,026,921,411	649,400,298
Reinvestment of distributions	5,324,589	3,453,892
Cost of shares redeemed	(616,687,912)	(369,176,470)

Net increase (decrease) in net assets resulting from share transactions	1,415,558,088	283,677,720
Total increase (decrease) in net assets	1,775,950,468	396,759,799

Net Assets
Beginning of period	1,106,274,971	709,515,172
End of period	$2,882,225,439	$1,106,274,971

Other Information
Shares
Sold	60,140,865	23,879,699
Issued in reinvestment of distributions	171,202	133,872
Redeemed	(18,967,376)	(13,714,932)
Net increase (decrease)	41,344,691	10,298,639

Financial Highlights
Fidelity® Mid Cap Growth Index Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.70	$25.12	$20.56	$31.08	$21.71
Income from Investment Operations
Net investment income (loss) A,B	.19	.19	.18	.17	.13
Net realized and unrealized gain (loss)	7.34	3.56	4.56	(8.78)	9.34
Total from investment operations	7.53	3.75	4.74	(8.61)	9.47
Distributions from net investment income	(.15)	(.17)	(.18)	(.12)	(.10)
Distributions from net realized gain	-	-	-	(1.79)	-
Total distributions	(.15)	(.17)	(.18)	(1.91)	(.10)
Net asset value, end of period	$36.08	$28.70	$25.12	$20.56	$31.08
Total Return C	26.34%	15.01%	23.13%	(29.57)%	43.70%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.58%	.72%	.81%	.62%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$2,882,225	$1,106,275	$709,515	$457,328	$653,513
Portfolio turnover rate F	53 % G	54% G	46%	62%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Index Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Aptiv PLC	39,335	2,683,434
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	32,623	326,556
Liberty Global Ltd Class C (b)	19,684	202,942

TOTAL BELGIUM		529,498
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	8,185	1,988,137
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	63,583	1,284,377
CANADA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	20,144	1,335,346
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	29,861	3,170,940
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	23,459	768,985
TOTAL CANADA		5,275,271
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	25,820	1,000,783
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	6,981	343,326
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	17,384	651,378
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	21,251	726,572
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)	457	66,744
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	10,541	1,161,724
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	5,191	1,483,380
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	71,210	2,452,472
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	75,973	3,462,090
TOTAL UNITED KINGDOM		7,397,942
UNITED STATES - 97.8%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)	2,301	107,526
Frontier Communications Parent Inc (b)	40,262	1,465,537
GCI Liberty Inc Class A (b)(d)	9,740	0
Iridium Communications Inc	15,010	452,852
		2,025,915
Entertainment - 1.5%
Electronic Arts Inc	44,777	7,150,887
Liberty Media Corp-Liberty Formula One Class A (b)	2,377	225,720
Liberty Media Corp-Liberty Formula One Class C (b)	25,060	2,618,770
Liberty Media Corp-Liberty Live Class A (b)	3,445	273,809
Liberty Media Corp-Liberty Live Class C (b)	7,801	633,129
Madison Square Garden Sports Corp Class A (b)	2,766	577,955
Roku Inc Class A (b)	19,321	1,698,123
Take-Two Interactive Software Inc (b)	20,374	4,947,826
TKO Group Holdings Inc Class A	6,745	1,227,253
Warner Bros Discovery Inc (b)	384,880	4,410,725
		23,764,197
Interactive Media & Services - 0.3%
IAC Inc Class A (b)(c)	12,261	457,826
Match Group Inc	41,900	1,294,291
Pinterest Inc Class A (b)	50,940	1,826,708
Trump Media & Technology Group Corp (b)(c)	8,284	149,443
ZoomInfo Technologies Inc (b)	50,838	514,481
		4,242,749
Media - 1.4%
Charter Communications Inc Class A (b)	15,562	6,361,901
DoubleVerify Holdings Inc (b)	12,468	186,645
Fox Corp Class A	37,416	2,096,793
Fox Corp Class B	22,151	1,143,656
Interpublic Group of Cos Inc/The	63,621	1,557,442
Liberty Broadband Corp Class A (b)	1,864	182,336
Liberty Broadband Corp Class C (b)	15,503	1,525,186
New York Times Co/The Class A	27,456	1,536,987
News Corp Class A	72,888	2,166,231
News Corp Class B	11,647	399,609
Nexstar Media Group Inc	4,530	783,464
Omnicom Group Inc	33,165	2,385,890
Paramount Global Class A (c)	11,952	274,298
Paramount Global Class B (c)	88,750	1,144,875
Sirius XM Holdings Inc (c)	33,102	760,353
		22,505,666
TOTAL COMMUNICATION SERVICES		52,538,527

Consumer Discretionary - 7.8%
Automobile Components - 0.2%
BorgWarner Inc	37,816	1,266,080
Gentex Corp	39,458	867,681
Lear Corp	9,275	880,940
QuantumScape Corp Class A (b)(c)	72,454	486,890
		3,501,591
Automobiles - 0.7%
Ford Motor Co	675,462	7,328,764
Harley-Davidson Inc	20,590	485,924
Lucid Group Inc Class A (b)(c)	94,056	198,458
Rivian Automotive Inc Class A (b)(c)	135,533	1,862,223
Thor Industries Inc	9,145	812,167
		10,687,536
Broadline Retail - 0.5%
Dillard's Inc Class A	513	214,346
eBay Inc	79,117	5,891,052
Etsy Inc (b)	7,660	384,226
Macy's Inc	47,958	559,190
Ollie's Bargain Outlet Holdings Inc (b)	10,574	1,393,442
		8,442,256
Distributors - 0.4%
Genuine Parts Co	23,806	2,887,906
LKQ Corp	44,559	1,649,129
Pool Corp	5,029	1,465,852
		6,002,887
Diversified Consumer Services - 0.3%
ADT Inc	60,158	509,538
Bright Horizons Family Solutions Inc (b)	8,508	1,051,504
Grand Canyon Education Inc (b)	3,395	641,655
H&R Block Inc	18,855	1,034,951
Service Corp International/US	23,961	1,950,425
		5,188,073
Hotels, Restaurants & Leisure - 1.2%
Aramark	45,283	1,895,999
Boyd Gaming Corp	9,844	770,096
Caesars Entertainment Inc (b)	35,794	1,016,192
Carnival Corp (b)	128,137	3,603,212
Choice Hotels International Inc	3,226	409,315
Churchill Downs Inc	1,796	181,396
Darden Restaurants Inc	964	210,123
Domino's Pizza Inc	3,794	1,709,576
Hyatt Hotels Corp Class A (c)	6,912	965,261
MGM Resorts International (b)	35,311	1,214,345
Norwegian Cruise Line Holdings Ltd (b)	7,252	147,071
Penn Entertainment Inc (b)	26,256	469,195
Travel + Leisure Co	7,069	364,831
Vail Resorts Inc	1,166	183,214
Wendy's Co/The	16,304	186,192
Wyndham Hotels & Resorts Inc	1,381	112,151
Wynn Resorts Ltd	14,354	1,344,539
Yum! Brands Inc	31,705	4,698,047
		19,480,755
Household Durables - 2.0%
DR Horton Inc	47,089	6,070,715
Garmin Ltd	27,977	5,839,360
Lennar Corp Class A	37,374	4,133,939
Lennar Corp Class B	3,625	381,531
Mohawk Industries Inc (b)	8,779	920,390
Newell Brands Inc	73,358	396,133
NVR Inc (b)	479	3,537,731
PulteGroup Inc	34,098	3,595,975
SharkNinja Inc (b)	10,028	992,672
Toll Brothers Inc	16,954	1,934,960
TopBuild Corp (b)	4,668	1,511,218
Whirlpool Corp (c)	9,282	941,380
		30,256,004
Leisure Products - 0.2%
Brunswick Corp/DE	11,663	644,264
Hasbro Inc	22,840	1,686,049
Mattel Inc (b)	55,273	1,089,984
YETI Holdings Inc (b)	14,354	452,438
		3,872,735
Specialty Retail - 1.8%
AutoNation Inc (b)	4,725	938,621
Bath & Body Works Inc	36,647	1,097,944
Best Buy Co Inc	33,303	2,235,630
CarMax Inc (b)	26,394	1,773,941
Dick's Sporting Goods Inc	9,328	1,845,172
Five Below Inc (b)	9,275	1,216,695
Floor & Decor Holdings Inc Class A (b)	12,602	957,248
GameStop Corp Class A (b)(c)	70,537	1,720,397
Gap Inc/The	39,654	864,854
Lithia Motors Inc Class A	3,906	1,319,525
Penske Automotive Group Inc	3,175	545,497
RH (b)	2,216	418,846
Ross Stores Inc	44,291	5,650,646
Ulta Beauty Inc (b)	5,818	2,721,777
Valvoline Inc (b)	2,690	101,869
Wayfair Inc Class A (b)(c)	13,341	682,259
Williams-Sonoma Inc	17,325	2,830,385
		26,921,306
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co (c)	5,167	315,600
Crocs Inc (b)	9,535	965,705
Lululemon Athletica Inc (b)	7,742	1,839,345
PVH Corp	9,362	642,233
Ralph Lauren Corp Class A	6,369	1,746,889
Skechers USA Inc Class A (b)	22,896	1,444,738
Tapestry Inc	3,282	288,192
Under Armour Inc Class A (b)	26,607	181,726
Under Armour Inc Class C (b)	41,311	268,108
VF Corp	23,844	280,167
		7,972,703
TOTAL CONSUMER DISCRETIONARY		122,325,846

Consumer Staples - 6.4%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	1,439	274,576
Brown-Forman Corp Class A (c)	12,322	338,485
Brown-Forman Corp Class B	20,889	562,123
Coca-Cola Consolidated Inc	7,660	855,239
Constellation Brands Inc Class A	22,512	3,662,252
Molson Coors Beverage Co Class B	28,752	1,382,684
Primo Brands Corp Class A	43,782	1,296,823
		8,372,182
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A	71,229	1,532,136
BJ's Wholesale Club Holdings Inc (b)	19,185	2,068,719
Casey's General Stores Inc	5,418	2,764,643
Dollar General Corp	37,821	4,325,966
Dollar Tree Inc (b)	34,955	3,461,943
Kroger Co/The	104,155	7,471,038
Maplebear Inc (b)	29,702	1,343,718
Performance Food Group Co (b)	22,904	2,003,413
Sysco Corp	38,584	2,922,352
US Foods Holding Corp (b)	39,382	3,032,808
Walgreens Boots Alliance Inc	124,440	1,428,571
		32,355,307
Food Products - 2.6%
Archer-Daniels-Midland Co	82,275	4,342,476
Bunge Global SA	22,883	1,837,047
Conagra Brands Inc	83,212	1,703,350
Darling Ingredients Inc (b)	16,939	642,666
Flowers Foods Inc	33,060	528,299
Freshpet Inc (b)	5,966	405,449
General Mills Inc	94,458	4,893,870
Hershey Co/The	22,051	3,659,363
Hormel Foods Corp	50,201	1,518,580
Ingredion Inc	10,928	1,482,055
JM Smucker Co	18,266	1,793,721
Kellanova	47,531	3,780,140
Kraft Heinz Co/The	147,665	3,812,710
Lamb Weston Holdings Inc	23,514	1,219,201
McCormick & Co Inc/MD	43,666	3,310,756
Pilgrim's Pride Corp	7,018	315,670
Post Holdings Inc (b)	8,768	955,975
Seaboard Corp	47	134,476
Smithfield Foods Inc	4,056	95,438
The Campbell's Company	34,176	1,047,494
Tyson Foods Inc Class A	47,995	2,684,840
		40,163,576
Household Products - 0.4%
Church & Dwight Co Inc	42,474	4,082,176
Clorox Co/The	21,143	2,538,640
Reynolds Consumer Products Inc	9,973	213,622
		6,834,438
Personal Care Products - 0.8%
BellRing Brands Inc (b)	21,736	1,259,166
Coty Inc Class A (b)	62,305	289,718
elf Beauty Inc (b)	9,430	1,173,469
Estee Lauder Cos Inc/The Class A	40,321	3,257,937
Kenvue Inc	326,505	6,833,750
		12,814,040
TOTAL CONSUMER STAPLES		100,539,543

Energy - 6.8%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	170,066	6,520,330
Halliburton Co	147,207	3,000,079
NOV Inc	64,472	801,387
Weatherford International PLC	12,264	617,002
		10,938,798
Oil, Gas & Consumable Fuels - 6.1%
Antero Midstream Corp	57,333	1,086,460
Antero Resources Corp (b)	49,838	2,007,475
APA Corp	61,113	1,117,757
Cheniere Energy Inc	20,810	5,067,651
Chord Energy Corp	10,216	989,420
Civitas Resources Inc	15,838	435,861
Coterra Energy Inc	129,527	3,287,395
Devon Energy Corp	106,736	3,395,272
Diamondback Energy Inc	32,746	4,499,300
DT Midstream Inc	17,436	1,916,391
EQT Corp	102,383	5,970,977
Expand Energy Corp	37,801	4,420,449
Hess Corp	48,443	6,711,293
HF Sinclair Corp	25,116	1,031,765
Kinder Morgan Inc	333,850	9,815,190
Marathon Petroleum Corp	53,533	8,892,367
Matador Resources Co	19,978	953,350
Occidental Petroleum Corp	115,798	4,864,674
ONEOK Inc	107,305	8,759,307
Ovintiv Inc	44,827	1,705,667
Permian Resources Corp Class A	109,191	1,487,181
Phillips 66	65,059	7,761,539
Range Resources Corp	40,659	1,653,602
Valero Energy Corp	53,668	7,214,053
Viper Energy Inc Class A	22,638	863,187
		95,907,583
TOTAL ENERGY		106,846,381

Financials - 16.7%
Banks - 3.2%
Bank OZK	18,203	856,633
BOK Financial Corp	3,827	373,630
Citizens Financial Group Inc	74,925	3,352,894
Columbia Banking System Inc (c)	35,747	835,765
Comerica Inc	22,499	1,342,065
Commerce Bancshares Inc/MO	21,067	1,309,735
Cullen/Frost Bankers Inc	10,172	1,307,509
East West Bancorp Inc	23,418	2,364,750
Fifth Third Bancorp	114,161	4,695,442
First Citizens BancShares Inc/NC Class A	1,690	3,306,434
First Hawaiian Inc	21,747	542,805
First Horizon Corp	86,444	1,832,613
FNB Corp/PA	61,677	899,251
Huntington Bancshares Inc/OH	247,707	4,151,569
KeyCorp	164,105	2,858,709
M&T Bank Corp	27,785	5,390,013
Pinnacle Financial Partners Inc	12,211	1,348,217
Prosperity Bancshares Inc	15,767	1,107,474
Regions Financial Corp	153,910	3,619,963
SouthState Corp	17,288	1,591,015
Synovus Financial Corp	23,892	1,236,411
TFS Financial Corp	10,049	130,135
Webster Financial Corp	28,670	1,565,382
Western Alliance Bancorp	14,726	1,148,333
Wintrust Financial Corp	11,278	1,398,246
Zions Bancorp NA	24,963	1,296,578
		49,861,571
Capital Markets - 5.6%
Affiliated Managers Group Inc	4,801	944,693
Ameriprise Financial Inc	1,477	788,319
Bank of New York Mellon Corp/The	113,779	10,366,405
Carlyle Group Inc/The	45,212	2,323,897
Cboe Global Markets Inc	18,000	4,197,780
Coinbase Global Inc Class A (b)	31,988	11,211,474
Evercore Inc Class A	6,366	1,718,947
FactSet Research Systems Inc	6,097	2,727,066
Franklin Resources Inc	53,631	1,279,099
Hamilton Lane Inc Class A	2,433	345,778
Houlihan Lokey Inc Class A	5,751	1,034,892
Invesco Ltd	63,483	1,001,127
Janus Henderson Group PLC	21,925	851,567
Jefferies Financial Group Inc	20,286	1,109,441
Lazard Inc	15,372	737,549
MarketAxess Holdings Inc	6,284	1,403,469
Morningstar Inc	1,295	406,539
MSCI Inc	6,542	3,773,033
Nasdaq Inc	70,738	6,325,392
Northern Trust Corp	33,168	4,205,371
Raymond James Financial Inc	31,375	4,811,984
Robinhood Markets Inc Class A (b)	110,114	10,309,974
SEI Investments Co	17,730	1,593,218
State Street Corp	49,446	5,258,088
Stifel Financial Corp	17,302	1,795,602
T Rowe Price Group Inc	37,628	3,631,102
TPG Inc Class A	1,538	80,668
Tradeweb Markets Inc Class A	18,331	2,683,658
Virtu Financial Inc Class A	13,885	621,909
		87,538,041
Consumer Finance - 0.7%
Ally Financial Inc	42,510	1,655,765
Credit Acceptance Corp (b)(c)	1,077	548,655
OneMain Holdings Inc	20,698	1,179,786
SLM Corp	31,193	1,022,818
SoFi Technologies Inc Class A (b)(c)	158,204	2,880,895
Synchrony Financial	65,348	4,361,326
		11,649,245
Financial Services - 1.7%
Affirm Holdings Inc Class A (b)	18,735	1,295,338
Block Inc Class A (b)	58,986	4,006,919
Corebridge Financial Inc	41,503	1,473,357
Euronet Worldwide Inc (b)	6,974	707,024
Fidelity National Information Services Inc	90,492	7,366,954
Global Payments Inc	41,992	3,361,040
Jack Henry & Associates Inc	12,480	2,248,522
MGIC Investment Corp	39,869	1,109,953
Mr Cooper Group Inc (b)	10,808	1,612,662
Rocket Cos Inc Class A (c)	40,358	572,276
UWM Holdings Corp Class A	28,044	116,102
Voya Financial Inc	16,636	1,181,156
Western Union Co/The	55,382	466,316
WEX Inc (b)	5,388	791,443
		26,309,062
Insurance - 5.1%
Allstate Corp/The	45,252	9,109,680
American Financial Group Inc/OH	11,405	1,439,425
Arch Capital Group Ltd	62,512	5,691,718
Assurant Inc	8,742	1,726,458
Assured Guaranty Ltd	8,086	704,291
Axis Capital Holdings Ltd	12,885	1,337,721
Brighthouse Financial Inc (b)	9,703	521,729
Brown & Brown Inc	42,332	4,693,349
Cincinnati Financial Corp	26,508	3,947,571
CNA Financial Corp	3,609	167,926
Everest Group Ltd	6,214	2,111,828
Fidelity National Financial Inc/US	44,653	2,503,247
First American Financial Corp	17,199	1,055,847
Globe Life Inc	14,146	1,758,206
Hanover Insurance Group Inc/The	6,154	1,045,380
Hartford Insurance Group Inc/The	48,362	6,135,687
Kemper Corp	10,570	682,187
Lincoln National Corp	29,181	1,009,663
Loews Corp	29,202	2,676,655
Markel Group Inc (b)	1,702	3,399,507
Old Republic International Corp	39,330	1,511,845
Primerica Inc	5,659	1,548,699
Principal Financial Group Inc	38,292	3,041,534
Prudential Financial Inc	61,005	6,554,377
Reinsurance Group of America Inc	11,332	2,247,816
RLI Corp	13,477	973,309
Unum Group	29,590	2,389,688
W R Berkley Corp	51,913	3,814,048
White Mountains Insurance Group Ltd	437	784,730
Willis Towers Watson PLC	17,057	5,227,971
		79,812,092
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp	163,275	1,500,497
Annaly Capital Management Inc	102,646	1,931,798
Rithm Capital Corp	89,229	1,007,394
Starwood Property Trust Inc	54,551	1,094,839
		5,534,528
TOTAL FINANCIALS		260,704,539

Health Care - 7.7%
Biotechnology - 1.0%
Biogen Inc (b)	25,129	3,155,951
BioMarin Pharmaceutical Inc (b)	32,716	1,798,399
Exact Sciences Corp (b)	30,331	1,611,789
Exelixis Inc (b)	8,734	384,951
Incyte Corp (b)	20,162	1,373,032
Insmed Inc (b)	2,045	205,809
Ionis Pharmaceuticals Inc (b)	2,472	97,669
Moderna Inc (b)	61,565	1,698,578
Neurocrine Biosciences Inc (b)	2,415	303,541
Revolution Medicines Inc (b)	30,347	1,116,466
Roivant Sciences Ltd (b)(c)	67,188	757,209
Sarepta Therapeutics Inc (b)	3,018	51,607
United Therapeutics Corp (b)	7,620	2,189,607
Viking Therapeutics Inc (b)	17,581	465,897
		15,210,505
Health Care Equipment & Supplies - 2.1%
Align Technology Inc (b)	11,875	2,248,294
Baxter International Inc	88,953	2,693,497
Cooper Cos Inc/The (b)	34,566	2,459,717
DENTSPLY SIRONA Inc	36,647	581,954
Envista Holdings Corp (b)	30,780	601,441
GE HealthCare Technologies Inc	78,862	5,841,308
Globus Medical Inc Class A (b)	19,655	1,160,038
Hologic Inc (b)	38,648	2,518,304
ResMed Inc	19,191	4,951,278
Solventum Corp (b)	24,020	1,821,677
STERIS PLC	16,967	4,075,813
Teleflex Inc	4,150	491,194
Zimmer Biomet Holdings Inc	34,268	3,125,584
		32,570,099
Health Care Providers & Services - 2.0%
Acadia Healthcare Co Inc (b)	15,908	360,952
Amedisys Inc (b)	5,472	538,390
Cardinal Health Inc	20,473	3,439,464
Centene Corp (b)	85,277	4,628,836
Chemed Corp	2,252	1,096,566
Encompass Health Corp	17,098	2,096,728
Henry Schein Inc (b)	18,884	1,379,476
Humana Inc	20,754	5,073,938
Labcorp Holdings Inc	14,374	3,773,319
Molina Healthcare Inc (b)	4,164	1,240,456
Quest Diagnostics Inc	19,181	3,445,483
Tenet Healthcare Corp (b)	15,745	2,771,120
Universal Health Services Inc Class B	9,467	1,714,947
		31,559,675
Health Care Technology - 0.0%
Certara Inc (b)	21,405	250,438
Veeva Systems Inc Class A (b)	5,172	1,489,432
		1,739,870
Life Sciences Tools & Services - 2.1%
Agilent Technologies Inc	49,420	5,832,055
Avantor Inc (b)	115,105	1,549,313
Bio-Rad Laboratories Inc Class A (b)	1,254	302,615
Bio-Techne Corp	27,800	1,430,310
Bruker Corp	18,478	761,294
Charles River Laboratories International Inc (b)	8,540	1,295,774
Illumina Inc (b)	27,535	2,627,114
IQVIA Holdings Inc (b)	30,362	4,784,748
Mettler-Toledo International Inc (b)	3,603	4,232,516
QIAGEN NV (United States)	37,262	1,790,812
Repligen Corp (b)	8,041	1,000,140
Revvity Inc	21,264	2,056,654
Sotera Health Co (b)(c)	25,227	280,524
Waters Corp (b)	4,979	1,737,870
West Pharmaceutical Services Inc	12,393	2,711,588
		32,393,327
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (b)	84,767	1,210,473
Jazz Pharmaceuticals PLC (b)	10,189	1,081,257
Organon & Co	44,181	427,671
Perrigo Co PLC	23,739	634,306
Royalty Pharma PLC Class A	66,793	2,406,552
Viatris Inc	207,635	1,854,181
		7,614,440
TOTAL HEALTH CARE		121,087,916

Industrials - 17.0%
Aerospace & Defense - 1.5%
ATI Inc (b)	24,003	2,072,419
BWX Technologies Inc	12,904	1,858,950
Curtiss-Wright Corp	6,433	3,142,842
Hexcel Corp	13,809	780,070
Huntington Ingalls Industries Inc	6,711	1,620,438
L3Harris Technologies Inc	32,046	8,038,420
Leonardo DRS Inc	7,802	362,637
Loar Holdings Inc (b)	697	60,060
Spirit AeroSystems Holdings Inc Class A (b)	18,818	717,907
StandardAero Inc	22,043	697,661
Textron Inc	30,824	2,474,859
Woodward Inc	10,168	2,492,075
		24,318,338
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	20,122	1,930,706
Expeditors International of Washington Inc	23,517	2,686,817
GXO Logistics Inc (b)	19,844	966,403
		5,583,926
Building Products - 1.2%
A O Smith Corp	19,323	1,267,009
Advanced Drainage Systems Inc	11,980	1,376,023
Allegion plc	14,475	2,086,137
Armstrong World Industries Inc	4,843	786,697
AZEK Co Inc/The Class A (b)	8,267	449,311
Builders FirstSource Inc (b)	19,087	2,227,262
Carlisle Cos Inc	6,409	2,393,122
Fortune Brands Innovations Inc	20,540	1,057,399
Hayward Holdings Inc (b)	33,166	457,691
Masco Corp	35,545	2,287,676
Owens Corning	14,422	1,983,313
Simpson Manufacturing Co Inc	6,358	987,461
Trex Co Inc (b)	18,179	988,574
		18,347,675
Commercial Services & Supplies - 0.4%
Clean Harbors Inc (b)	8,715	2,014,734
MSA Safety Inc	6,358	1,065,155
Tetra Tech Inc	37,535	1,349,759
Veralto Corp	24,657	2,489,124
		6,918,772
Construction & Engineering - 0.8%
AECOM	22,627	2,553,683
API Group Corp (b)	42,098	2,149,103
EMCOR Group Inc	4,944	2,644,496
Everus Construction Group Inc	8,754	556,141
MasTec Inc (b)	8,370	1,426,499
Quanta Services Inc	5,673	2,144,848
Valmont Industries Inc	3,401	1,110,665
WillScot Holdings Corp	23,017	630,666
		13,216,101
Electrical Equipment - 1.5%
Acuity Inc	5,304	1,582,395
AMETEK Inc	39,526	7,152,626
Generac Holdings Inc (b)	10,072	1,442,411
Hubbell Inc	9,191	3,753,696
nVent Electric PLC	28,142	2,061,402
Regal Rexnord Corp	11,367	1,647,760
Rockwell Automation Inc	17,879	5,938,867
Sensata Technologies Holding PLC	25,066	754,737
		24,333,894
Ground Transportation - 1.0%
Avis Budget Group Inc (b)(c)	1,949	329,478
JB Hunt Transport Services Inc	13,722	1,970,479
Knight-Swift Transportation Holdings Inc	27,289	1,206,992
Landstar System Inc	5,947	826,752
Lyft Inc Class A (b)	57,453	905,459
Old Dominion Freight Line Inc	30,196	4,900,812
Ryder System Inc	6,823	1,084,857
Saia Inc (b)	4,596	1,259,258
Schneider National Inc Class B	9,054	218,654
U-Haul Holding Co (b)(c)	1,132	68,554
U-Haul Holding Co Class N	10,367	563,654
XPO Inc (b)	15,663	1,978,080
		15,313,029
Machinery - 4.9%
AGCO Corp	10,794	1,113,509
Allison Transmission Holdings Inc	12,001	1,139,975
CNH Industrial NV Class A	151,169	1,959,150
Crane Co	8,467	1,607,799
Cummins Inc	23,593	7,726,708
Donaldson Co Inc	20,269	1,405,655
Dover Corp	23,272	4,264,129
Esab Corp	9,780	1,178,979
Flowserve Corp	22,458	1,175,676
Fortive Corp	59,820	3,118,417
Gates Industrial Corp PLC (b)	43,691	1,006,203
Graco Inc	28,346	2,436,906
IDEX Corp	13,022	2,286,273
Ingersoll Rand Inc	69,334	5,767,202
ITT Inc	13,789	2,162,529
Lincoln Electric Holdings Inc	9,299	1,927,869
Middleby Corp/The (b)	8,669	1,248,336
Mueller Industries Inc	18,546	1,473,851
Nordson Corp	9,279	1,989,139
Oshkosh Corp	10,978	1,246,442
Otis Worldwide Corp	67,754	6,709,001
Pentair PLC	28,049	2,879,510
RBC Bearings Inc (b)	4,238	1,630,782
Snap-on Inc	8,765	2,727,493
Stanley Black & Decker Inc	26,635	1,804,521
Timken Co/The	10,855	787,529
Toro Co/The	17,188	1,214,848
Westinghouse Air Brake Technologies Corp	29,028	6,077,012
Xylem Inc/NY	41,749	5,400,651
		75,466,094
Marine Transportation - 0.1%
Kirby Corp (b)	9,646	1,093,952
Passenger Airlines - 0.9%
Alaska Air Group Inc (b)	17,574	869,562
American Airlines Group Inc (b)(c)	105,651	1,185,404
Delta Air Lines Inc	112,155	5,515,783
Southwest Airlines Co	78,852	2,557,959
United Airlines Holdings Inc (b)	55,870	4,448,928
		14,577,636
Professional Services - 2.5%
Amentum Holdings Inc	27,579	651,140
Broadridge Financial Solutions Inc	1,788	434,538
CACI International Inc (b)	3,742	1,783,811
Clarivate PLC (b)(c)	63,570	273,351
Concentrix Corp (c)	7,843	414,542
Dayforce Inc (b)	23,881	1,322,769
Dun & Bradstreet Holdings Inc	53,567	486,924
Equifax Inc	17,601	4,565,171
FTI Consulting Inc (b)	5,815	939,123
Genpact Ltd	27,622	1,215,644
Jacobs Solutions Inc	20,947	2,753,483
KBR Inc	20,434	979,606
Leidos Holdings Inc	21,905	3,455,733
ManpowerGroup Inc	8,223	332,209
Parsons Corp (b)	9,145	656,337
Paychex Inc	38,027	5,531,407
Paycom Software Inc	3,992	923,749
Paylocity Holding Corp (b)	652	118,135
Robert Half Inc	17,318	710,904
Science Applications International Corp	8,129	915,407
SS&C Technologies Holdings Inc	36,302	3,005,806
TransUnion	33,495	2,947,560
Verisk Analytics Inc	9,546	2,973,579
		37,390,928
Trading Companies & Distributors - 1.8%
Air Lease Corp Class A	17,818	1,042,175
Applied Industrial Technologies Inc	6,540	1,520,223
Core & Main Inc Class A (b)	13,626	822,329
Fastenal Co	34,594	1,452,948
Ferguson Enterprises Inc	31,285	6,812,309
MSC Industrial Direct Co Inc Class A	7,546	641,561
QXO Inc (b)	102,343	2,204,468
SiteOne Landscape Supply Inc (b)	5,223	631,669
United Rentals Inc	11,127	8,383,082
Watsco Inc	5,981	2,641,329
Wesco International Inc	8,234	1,524,937
WW Grainger Inc	1,065	1,107,856
		28,784,886
TOTAL INDUSTRIALS		265,345,231

Information Technology - 9.4%
Communications Equipment - 0.5%
Ciena Corp (b)	24,304	1,976,644
F5 Inc (b)	9,860	2,901,995
Juniper Networks Inc	56,672	2,262,913
Lumentum Holdings Inc (b)	11,042	1,049,652
		8,191,204
Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics Inc (b)	9,058	1,154,261
Avnet Inc	15,197	806,657
CDW Corp/DE	21,060	3,761,105
Cognex Corp	14,890	472,311
Coherent Corp (b)	26,495	2,363,619
Corning Inc	134,540	7,075,459
Crane NXT Co	8,730	470,547
Flex Ltd (b)	65,735	3,281,491
Ingram Micro Holding Corp (c)	3,950	82,317
IPG Photonics Corp (b)	4,590	315,104
Jabil Inc	6,339	1,382,536
Keysight Technologies Inc (b)	29,659	4,859,924
Littelfuse Inc	4,330	981,741
Ralliant Corp	19,940	966,891
TD SYNNEX Corp	13,588	1,843,892
Teledyne Technologies Inc (b)	8,011	4,104,115
Trimble Inc (b)	41,089	3,121,942
Vontier Corp	25,869	954,566
Zebra Technologies Corp Class A (b)	8,798	2,712,951
		40,711,429
IT Services - 1.6%
Akamai Technologies Inc (b)	24,707	1,970,630
Amdocs Ltd	18,855	1,720,330
Cognizant Technology Solutions Corp Class A	84,574	6,599,310
DXC Technology Co (b)	30,674	469,005
EPAM Systems Inc (b)	9,424	1,666,352
Globant SA (b)	6,773	615,259
Kyndryl Holdings Inc (b)	37,123	1,557,681
MongoDB Inc Class A (b)	12,281	2,578,887
Okta Inc Class A (b)	17,189	1,718,384
Twilio Inc Class A (b)	20,145	2,505,232
VeriSign Inc	13,667	3,947,031
		25,348,101
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology Inc	19,893	417,554
Cirrus Logic Inc (b)	9,072	945,801
Entegris Inc	21,637	1,745,024
First Solar Inc (b)	17,443	2,887,514
GlobalFoundries Inc (b)	17,653	674,345
Lattice Semiconductor Corp (b)	3,572	174,992
MACOM Technology Solutions Holdings Inc (b)	8,190	1,173,545
Microchip Technology Inc	90,756	6,386,501
MKS Inc	11,639	1,156,451
ON Semiconductor Corp (b)	72,528	3,801,192
Onto Innovation Inc (b)	6,550	661,092
Qorvo Inc (b)	16,100	1,367,051
Skyworks Solutions Inc	26,422	1,968,967
Teradyne Inc	27,700	2,490,784
Universal Display Corp	7,563	1,168,181
		27,018,994
Software - 1.8%
ANSYS Inc (b)	15,011	5,272,164
Aurora Innovation Inc Class A (b)	170,089	891,266
BILL Holdings Inc (b)	15,920	736,459
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	89,136	838,770
Docusign Inc (b)	8,311	647,344
Dolby Laboratories Inc Class A	10,307	765,398
Dropbox Inc Class A (b)	24,967	714,056
Fair Isaac Corp (b)	715	1,306,991
Gen Digital Inc	83,689	2,460,457
Informatica Inc Class A (b)	18,091	440,516
nCino Inc (b)(c)	15,889	444,415
Nutanix Inc Class A (b)	32,958	2,519,310
Pegasystems Inc	9,841	532,693
PTC Inc (b)	18,060	3,112,460
Rubrik Inc Class A (b)	6,721	602,134
SailPoint Inc	10,462	239,161
SentinelOne Inc Class A (b)	14,514	265,316
Teradata Corp (b)	12,327	275,015
Tyler Technologies Inc (b)	1,248	739,864
UiPath Inc Class A (b)	75,232	962,970
Unity Software Inc (b)(c)	51,394	1,243,735
Zoom Communications Inc Class A (b)	44,974	3,507,073
		28,517,567
Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co	225,530	4,612,089
HP Inc	161,875	3,959,463
NetApp Inc	21,079	2,245,967
Pure Storage Inc Class A (b)	7,591	437,089
Sandisk Corp/DE	23,374	1,060,011
Super Micro Computer Inc (b)	47,811	2,343,217
Western Digital Corp	59,646	3,816,748
		18,474,584
TOTAL INFORMATION TECHNOLOGY		148,261,879

Materials - 6.4%
Chemicals - 2.8%
Albemarle Corp	20,442	1,281,100
Ashland Inc	8,389	421,799
Axalta Coating Systems Ltd (b)	37,228	1,105,299
Celanese Corp	19,471	1,077,330
CF Industries Holdings Inc	28,415	2,614,180
Corteva Inc	117,283	8,741,102
Dow Inc	122,297	3,238,425
DuPont de Nemours Inc	71,897	4,931,415
Eastman Chemical Co	19,648	1,466,920
Element Solutions Inc	38,724	877,099
FMC Corp	21,420	894,285
Huntsman Corp	30,449	317,279
International Flavors & Fragrances Inc	44,177	3,249,218
LyondellBasell Industries NV Class A1	44,235	2,559,437
Mosaic Co/The	54,245	1,978,858
NewMarket Corp	997	688,787
Olin Corp	20,242	406,662
PPG Industries Inc	38,946	4,430,108
RPM International Inc	21,697	2,383,198
Scotts Miracle-Gro Co/The	7,550	497,998
Westlake Corp	5,881	446,544
		43,607,043
Construction Materials - 0.8%
Eagle Materials Inc	5,324	1,076,034
Martin Marietta Materials Inc	10,289	5,648,249
Vulcan Materials Co	22,692	5,918,528
		12,642,811
Containers & Packaging - 1.7%
Amcor PLC	391,117	3,594,365
AptarGroup Inc	11,208	1,753,267
Avery Dennison Corp	13,382	2,348,140
Ball Corp	48,701	2,731,639
Crown Holdings Inc	19,802	2,039,210
Graphic Packaging Holding CO	51,111	1,076,909
International Paper Co	90,178	4,223,036
Packaging Corp of America	15,156	2,856,148
Sealed Air Corp	25,116	779,349
Silgan Holdings Inc	15,109	818,606
Smurfit WestRock PLC	89,599	3,866,197
Sonoco Products Co	17,092	744,527
		26,831,393
Metals & Mining - 1.1%
Alcoa Corp	44,434	1,311,247
Carpenter Technology Corp	6,782	1,874,409
Cleveland-Cliffs Inc (b)	85,240	647,824
MP Materials Corp (b)(c)	20,813	692,449
Nucor Corp	39,487	5,115,146
Reliance Inc	9,039	2,837,342
Royal Gold Inc	11,261	2,002,656
Steel Dynamics Inc	21,802	2,790,874
		17,271,947
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	10,804	929,036
TOTAL MATERIALS		101,282,230

Real Estate - 9.4%
Diversified REITs - 0.1%
WP Carey Inc	37,408	2,333,510
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc	29,861	2,168,804
Healthcare Realty Trust Inc	28,441	451,074
Healthpeak Properties Inc	120,622	2,112,091
Medical Properties Trust Inc (c)	23,029	99,255
Omega Healthcare Investors Inc	49,672	1,820,479
Ventas Inc	74,821	4,724,947
		11,376,650
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	118,340	1,817,702
Park Hotels & Resorts Inc	35,488	363,042
		2,180,744
Industrial REITs - 0.4%
Americold Realty Trust Inc	50,406	838,252
EastGroup Properties Inc	9,072	1,516,113
First Industrial Realty Trust Inc	22,396	1,077,919
Lineage Inc	12,647	550,397
Rexford Industrial Realty Inc	41,359	1,471,140
STAG Industrial Inc Class A	32,727	1,187,336
		6,641,157
Office REITs - 0.3%
BXP Inc	27,406	1,849,084
Cousins Properties Inc	29,448	884,323
Highwoods Properties Inc	18,892	587,352
Kilroy Realty Corp	20,695	710,045
Vornado Realty Trust	30,437	1,163,911
		5,194,715
Real Estate Management & Development - 1.0%
CBRE Group Inc Class A (b)	45,382	6,358,926
CoStar Group Inc (b)	62,910	5,057,964
Howard Hughes Holdings Inc (b)	5,336	360,180
Jones Lang LaSalle Inc (b)	5,933	1,517,543
Zillow Group Inc Class A (b)	11,981	820,578
Zillow Group Inc Class C (b)	24,695	1,729,885
		15,845,076
Residential REITs - 1.9%
American Homes 4 Rent Class A	59,164	2,134,045
AvalonBay Communities Inc	24,512	4,988,193
Camden Property Trust	18,708	2,108,205
Equity LifeStyle Properties Inc	32,829	2,024,564
Equity Residential	65,376	4,412,226
Essex Property Trust Inc	11,011	3,120,517
Invitation Homes Inc	105,560	3,462,368
Mid-America Apartment Communities Inc	20,100	2,975,001
Sun Communities Inc	17,718	2,241,150
UDR Inc	54,347	2,218,988
		29,685,257
Retail REITs - 1.7%
Agree Realty Corp	18,802	1,373,674
Brixmor Property Group Inc	52,991	1,379,886
Federal Realty Investment Trust	14,912	1,416,491
Kimco Realty Corp	116,056	2,439,497
NNN REIT Inc	32,492	1,403,005
Realty Income Corp	153,529	8,844,806
Regency Centers Corp	31,289	2,228,715
Simon Property Group Inc	43,299	6,960,747
		26,046,821
Specialized REITs - 3.2%
Crown Castle Inc	75,149	7,720,057
CubeSmart	39,335	1,671,738
Digital Realty Trust Inc	58,004	10,111,837
EPR Properties	12,911	752,195
Extra Space Storage Inc	36,274	5,348,239
Gaming and Leisure Properties Inc	45,430	2,120,672
Iron Mountain Inc	50,439	5,173,528
Millrose Properties Inc Class A	20,819	593,550
National Storage Affiliates Trust	12,810	409,791
Rayonier Inc	26,975	598,306
SBA Communications Corp Class A	18,444	4,331,389
VICI Properties Inc	180,788	5,893,689
Weyerhaeuser Co	125,461	3,223,093
		47,948,084
TOTAL REAL ESTATE		147,252,014

Utilities - 6.9%
Electric Utilities - 3.2%
Alliant Energy Corp	44,243	2,675,374
Edison International	65,519	3,380,780
Entergy Corp	73,925	6,144,646
Evergy Inc	39,540	2,725,492
Eversource Energy	63,090	4,013,786
Exelon Corp	173,499	7,533,328
FirstEnergy Corp	94,513	3,805,093
IDACORP Inc (c)	9,332	1,077,379
OGE Energy Corp	34,583	1,534,794
PG&E Corp	376,715	5,251,407
Pinnacle West Capital Corp	20,561	1,839,593
PPL Corp	126,708	4,294,134
Xcel Energy Inc	99,040	6,744,624
		51,020,430
Gas Utilities - 0.5%
Atmos Energy Corp	27,117	4,179,001
MDU Resources Group Inc	35,772	596,319
National Fuel Gas Co	15,389	1,303,602
UGI Corp	36,966	1,346,302
		7,425,224
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	122,005	1,283,493
Clearway Energy Inc Class A	8,241	249,372
Clearway Energy Inc Class C (c)	11,989	383,648
Talen Energy Corp (b)	7,795	2,266,552
		4,183,065
Multi-Utilities - 2.5%
Ameren Corp	46,280	4,444,731
CenterPoint Energy Inc	111,966	4,113,631
CMS Energy Corp	51,258	3,551,154
Consolidated Edison Inc	62,129	6,234,645
DTE Energy Co	35,574	4,712,132
NiSource Inc	80,916	3,264,151
Public Service Enterprise Group Inc	85,848	7,226,686
WEC Energy Group Inc	54,756	5,705,575
		39,252,705
Water Utilities - 0.4%
American Water Works Co Inc	33,372	4,642,379
Essential Utilities Inc	47,388	1,759,990
		6,402,369
TOTAL UTILITIES		108,283,793

TOTAL UNITED STATES		1,534,467,899
TOTAL COMMON STOCKS (Cost $1,349,119,485)		1,557,577,085

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (f) (Cost $194,830)	4.25	196,000	194,801

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (g)(h) (Cost $17,353,484)	4.32	17,351,749	17,353,484

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,366,667,799)	1,575,125,370
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(4,174,067)
NET ASSETS - 100.0%	1,570,951,303

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	20	Sep 2025	6,251,000	113,526	113,526

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $194,801.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,855,884	147,143,001	148,998,885	95,032	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	9,733,032	142,829,304	135,208,852	97,708	-	-	17,353,484	17,351,749	0.1%
Total	11,588,916	289,972,305	284,207,737	192,740	-	-	17,353,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	53,719,403	53,719,403	-	-
Consumer Discretionary	129,172,115	129,172,115	-	-
Consumer Staples	100,539,543	100,539,543	-	-
Energy	109,298,853	109,298,853	-	-
Financials	265,205,521	265,205,521	-	-
Health Care	121,087,916	121,087,916	-	-
Industrials	268,516,171	268,516,171	-	-
Information Technology	148,988,451	148,988,451	-	-
Materials	104,744,320	104,744,320	-	-
Real Estate	147,252,014	147,252,014	-	-
Utilities	109,052,778	109,052,778	-	-

U.S. Treasury Obligations	194,801	-	194,801	-

Money Market Funds	17,353,484	17,353,484	-	-
Total Investments in Securities:	1,575,125,370	1,574,930,569	194,801	-
Derivative Instruments:

Assets
Futures Contracts	113,526	113,526	-	-
Total Assets	113,526	113,526	-	-
Total Derivative Instruments:	113,526	113,526	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	113,526	0
Total Equity Risk	113,526	0
Total Value of Derivatives	113,526	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $17,089,978) - See accompanying schedule:
Unaffiliated issuers (cost $1,349,314,315)	$1,557,771,886
Fidelity Central Funds (cost $17,353,484)	17,353,484

Total Investment in Securities (cost $1,366,667,799)		$1,575,125,370
Segregated cash with brokers for derivative instruments		282,589
Receivable for investments sold		34,917
Receivable for fund shares sold		109,555,420
Dividends receivable		1,697,830
Distributions receivable from Fidelity Central Funds		12,550
Other receivables		14,752
Total assets		1,686,723,428
Liabilities
Payable to custodian bank	$444,778
Payable for investments purchased	95,796,527
Payable for fund shares redeemed	2,109,973
Accrued management fee	59,953
Payable for daily variation margin on futures contracts	7,410
Collateral on securities loaned	17,353,484
Total liabilities		115,772,125
Net Assets		$1,570,951,303
Net Assets consist of:
Paid in capital		$1,356,910,699
Total accumulated earnings (loss)		214,040,604
Net Assets		$1,570,951,303
Net Asset Value, offering price and redemption price per share ($1,570,951,303 ÷ 56,124,403 shares)		$27.99
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$19,370,138
Interest		10,330
Income from Fidelity Central Funds (including $97,708 from security lending)		192,740
Total income		19,573,208
Expenses
Management fee	$491,729
Independent trustees' fees and expenses	2,372
Interest	3,530
Total expenses before reductions	497,631
Expense reductions	(602)
Total expenses after reductions		497,029
Net Investment income (loss)		19,076,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,845,611
Redemptions in-kind	45,474,110
Foreign currency transactions	(30)
Futures contracts	314,875
Total net realized gain (loss)		50,634,566
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	44,099,028
Futures contracts	113,526
Total change in net unrealized appreciation (depreciation)		44,212,554
Net gain (loss)		94,847,120
Net increase (decrease) in net assets resulting from operations		$113,923,299
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,076,179	$16,868,326
Net realized gain (loss)	50,634,566	52,510,040
Change in net unrealized appreciation (depreciation)	44,212,554	24,212,717
Net increase (decrease) in net assets resulting from operations	113,923,299	93,591,083
Distributions to shareholders	(39,898,493)	(16,377,481)

Share transactions
Proceeds from sales of shares	970,611,332	311,731,686
Reinvestment of distributions	20,715,309	6,481,804
Cost of shares redeemed	(348,646,003)	(387,519,440)

Net increase (decrease) in net assets resulting from share transactions	642,680,638	(69,305,950)
Total increase (decrease) in net assets	716,705,444	7,907,652

Net Assets
Beginning of period	854,245,859	846,338,207
End of period	$1,570,951,303	$854,245,859

Other Information
Shares
Sold	35,609,737	12,544,889
Issued in reinvestment of distributions	789,487	264,647
Redeemed	(12,781,936)	(15,670,880)
Net increase (decrease)	23,617,288	(2,861,344)

Financial Highlights
Fidelity® Mid Cap Value Index Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.28	$23.93	$22.23	$26.19	$17.36
Income from Investment Operations
Net investment income (loss) A,B	.53	.49	.50	.43	.41
Net realized and unrealized gain (loss)	2.39	2.34	1.82	(2.90)	8.69
Total from investment operations	2.92	2.83	2.32	(2.47)	9.10
Distributions from net investment income	(.48)	(.48)	(.45)	(.39)	(.27)
Distributions from net realized gain	(.72)	-	(.17)	(1.11)	-
Total distributions	(1.21) C	(.48)	(.62)	(1.49) C	(.27)
Net asset value, end of period	$27.99	$26.28	$23.93	$22.23	$26.19
Total Return D	11.44%	11.96%	10.56%	(10.08)%	52.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.06%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.06%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.06%	.05%	.05%	.05%
Net investment income (loss)	1.95%	1.98%	2.17%	1.70%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,570,951	$854,246	$846,338	$797,093	$908,686
Portfolio turnover rate G	32 % H	38% H	30%	41%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Growth Index Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 100.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	9,786	114,496
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	8,110	29,034
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	64,151	1,308,039
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	107,721	1,181,699
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA	16,446	205,246
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	914	24,239
BRAZIL - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VTEX Class A (b)	39,063	257,816
Financials - 0.4%
Financial Services - 0.4%
Pagseguro Digital Ltd Class A	74,358	716,811
StoneCo Ltd Class A (b)	163,398	2,620,904
		3,337,715
TOTAL BRAZIL		3,595,531
BRITISH VIRGIN ISLANDS - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Acuren Corp	26,966	297,705
CANADA - 0.9%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	64,752	375,562
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kolibri Global Energy Inc (United States) (b)	5,041	34,531
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	12,263	166,041
Health Care - 0.4%
Biotechnology - 0.4%
Aurinia Pharmaceuticals Inc (b)	79,626	674,432
Bright Minds Biosciences Inc (United States) (b)	3,111	81,228
Fennec Pharmaceuticals Inc (United States) (b)	4,268	35,424
TuHURA Biosciences Inc (b)	17,377	38,751
Xenon Pharmaceuticals Inc (b)	51,062	1,598,241
		2,428,076
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	5,665	176,748
Information Technology - 0.4%
Software - 0.4%
D-Wave Quantum Inc (b)(c)	194,846	2,852,545
Materials - 0.1%
Metals & Mining - 0.1%
Novagold Resources Inc (United States) (b)	156,861	641,562
US Goldmining Inc (b)	1,109	9,094
Vox Royalty Corp (United States)	27,184	85,901
		736,557
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	71,728	323,493
TOTAL CANADA		7,093,553
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	50,337	179,200
Software - 0.0%
Mercurity Fintech Holding Inc (b)	1,381	5,317
TOTAL CHINA		184,517
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	3,229	25,186
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	40,663	571,722
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	2,421	14,695
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	2,175	102,225
TOTAL IRELAND		116,920
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)	18,801	77,460
ISRAEL - 0.1%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	10,343	53,473
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	4,844	93,829
TOTAL HEALTH CARE		147,302

Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	21,056	615,888
TOTAL ISRAEL		763,190
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa	41,764	357,082
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)	11,168	132,788
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	392	3,399
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)(c)	15,532	407,715
Oil, Gas & Consumable Fuels - 0.0%
FLEX LNG Ltd (United States)	3,182	69,940
TOTAL NORWAY		477,655
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.1%
First BanCorp/Puerto Rico	59,319	1,235,614
Financial Services - 0.2%
EVERTEC Inc	43,514	1,568,680
TOTAL PUERTO RICO		2,804,294
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	22,563	512,180
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	20,535	710,511
TOTAL SINGAPORE		1,222,691
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	7,216	147,134
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	48,958	131,207
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (b)	24,393	7,188,129
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Genius Sports Ltd Class A (b)	149,751	1,557,410
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	14,776	583,209
Health Care - 0.1%
Pharmaceuticals - 0.1%
Indivior PLC (United States) (b)	69,797	1,028,808
Industrials - 0.2%
Professional Services - 0.2%
WNS Holdings Ltd (b)	27,225	1,721,709
TOTAL UNITED KINGDOM		4,891,136
UNITED STATES - 96.5%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	8,753	224,514
Bandwidth Inc Class A (b)	4,294	68,275
Cogent Communications Holdings Inc	30,262	1,458,931
Globalstar Inc (b)	33,917	798,745
IDT Corp Class B	8,514	581,676
Lumen Technologies Inc (b)	570,270	2,497,784
		5,629,925
Entertainment - 0.7%
Atlanta Braves Holdings Inc Class A (b)(c)	3,928	193,297
Atlanta Braves Holdings Inc Class C (b)	31,878	1,490,934
Cinemark Holdings Inc (c)	71,774	2,166,139
CuriosityStream Inc Class A	19,879	111,919
Golden Matrix Group Inc (b)(c)	9,951	16,917
IMAX Corp (b)	29,202	816,488
Madison Square Garden Entertainment Corp Class A (b)	26,825	1,072,195
Playtika Holding Corp	8,933	42,253
Reservoir Media Inc (b)(c)	1,141	8,751
Vivid Seats Inc Class A (b)(c)	28,952	48,929
		5,967,822
Interactive Media & Services - 0.7%
Arena Group Holdings Inc/The (b)	8,731	54,132
Bumble Inc Class A (b)	5,537	36,489
Cargurus Inc Class A (b)	55,389	1,853,870
EverQuote Inc Class A (b)	18,521	447,838
fuboTV Inc (b)	225,612	870,862
MediaAlpha Inc Class A (b)	22,535	246,758
QuinStreet Inc (b)	36,806	592,577
Rumble Inc Class A (b)	12,456	111,855
Travelzoo (b)	4,307	54,828
TripAdvisor Inc Class A	37,857	494,034
Vimeo Inc Class A (b)	44,568	180,055
Yelp Inc Class A (b)	41,820	1,433,171
ZipRecruiter Inc Class A (b)	44,294	221,913
		6,598,382
Media - 0.6%
Altice USA Inc Class A (b)	26,584	56,890
Boston Omaha Corp (b)	1,043	14,644
Emerald Holding Inc	9,435	45,760
Entravision Communications Corp Class A	7,992	18,541
Gannett Co Inc (b)	85,775	307,075
Ibotta Inc Class A (b)	8,822	322,885
Integral Ad Science Holding Corp (b)	7,292	60,597
John Wiley & Sons Inc Class A	26,215	1,169,975
Magnite Inc (b)	94,681	2,283,706
Stagwell Inc Class A (b)	78,065	351,293
TechTarget Inc	1,777	13,806
Thryv Holdings Inc (b)	25,206	306,505
		4,951,677
Wireless Telecommunication Services - 0.1%
Gogo Inc (b)(c)	46,316	679,918
TOTAL COMMUNICATION SERVICES		23,827,724

Consumer Discretionary - 9.3%
Automobile Components - 1.0%
Dorman Products Inc (b)	18,596	2,281,171
Fox Factory Holding Corp (b)	7,129	184,926
LCI Industries	1,765	160,950
Luminar Technologies Inc Class A (b)(c)	10,821	31,056
Modine Manufacturing Co (b)	35,364	3,483,355
Patrick Industries Inc	21,879	2,018,775
Solid Power Inc (b)	8,663	18,972
XPEL Inc (b)(d)	16,275	584,273
		8,763,478
Automobiles - 0.0%
Livewire Group Inc (b)	24,843	114,278
Broadline Retail - 0.1%
Groupon Inc (b)	16,916	565,840
Savers Value Village Inc (b)	14,703	149,971
		715,811
Diversified Consumer Services - 1.7%
Adtalem Global Education Inc (b)	24,814	3,157,085
American Public Education Inc (b)	11,124	338,837
Carriage Services Inc	9,598	439,013
Coursera Inc (b)	93,540	819,410
European Wax Center Inc Class A (b)	18,550	104,437
Frontdoor Inc (b)	50,175	2,957,315
KinderCare Learning Cos Inc (b)	21,314	215,271
Laureate Education Inc (b)	30,218	706,497
Lincoln Educational Services Corp (b)	20,048	462,106
Mister Car Wash Inc (b)(c)	59,870	359,819
Nerdy Inc Class A (b)(c)	39,176	63,856
Stride Inc (b)	28,837	4,186,844
Udemy Inc (b)	65,688	461,787
Universal Technical Institute Inc (b)	30,329	1,027,850
Zspace Inc (b)(c)	1,483	4,834
		15,304,961
Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment Inc Class A (b)	36,575	430,488
Bally's Corp	4,961	47,526
BJ's Restaurants Inc (b)	9,266	413,264
Bloomin' Brands Inc	35,521	305,836
Brinker International Inc (b)	29,899	5,391,687
Cheesecake Factory Inc/The (c)	31,138	1,951,107
Cracker Barrel Old Country Store Inc (c)	4,117	251,466
Dave & Buster's Entertainment Inc (b)(c)	18,386	553,051
Denny's Corp (b)(c)	2,811	11,525
Dine Brands Global Inc	1,580	38,441
Empire Resorts Inc (b)(e)	24	0
Everi Holdings Inc (b)	57,051	812,406
First Watch Restaurant Group Inc (b)	27,611	442,880
Global Business Travel Group I Class A (b)	56,725	357,368
Hilton Grand Vacations Inc (b)	41,206	1,711,285
Inspired Entertainment Inc (b)	16,936	138,367
Jack in the Box Inc (c)	10,662	186,159
Krispy Kreme Inc	6,548	19,055
Kura Sushi USA Inc Class A (b)(c)	4,246	365,496
Life Time Group Holdings Inc (b)	91,516	2,775,680
Lindblad Expeditions Holdings Inc (b)	25,445	296,943
Monarch Casino & Resort Inc	8,722	753,930
Nathan's Famous Inc	1,615	178,587
Papa John's International Inc (c)	1,896	92,790
PlayAGS Inc (b)	25,349	316,609
Potbelly Corp (b)	15,441	189,152
Pursuit Attractions and Hospitality Inc (b)	883	25,457
Rci Hospitality Holdings Inc	3,425	130,561
Red Rock Resorts Inc Class A	18,202	947,050
Rush Street Interactive Inc Class A (b)	60,017	894,253
Sabre Corp (b)	64,335	203,299
Serve Robotics Inc (b)	28,199	322,597
Shake Shack Inc Class A (b)	26,231	3,688,079
Six Flags Entertainment Corp (b)	51,554	1,568,788
Sweetgreen Inc Class A (b)	70,013	1,041,793
United Parks & Resorts Inc (b)(c)	17,438	822,202
Xponential Fitness Inc Class A (b)	18,580	139,164
		27,814,341
Household Durables - 1.0%
Cavco Industries Inc (b)	5,140	2,232,970
Champion Homes Inc (b)	36,401	2,279,067
Dream Finders Homes Inc Class A (b)(c)	4,890	122,886
Green Brick Partners Inc (b)	7,306	459,401
Installed Building Products Inc	15,801	2,849,236
Lovesac Co/The (b)	5,735	104,377
Sonos Inc (b)	72,979	788,903
		8,836,840
Leisure Products - 0.3%
Acushnet Holdings Corp	19,060	1,387,950
Latham Group Inc (b)	26,716	170,448
Marine Products Corp	3,320	28,253
Peloton Interactive Inc Class A (b)	87,764	609,082
Sturm Ruger & Co Inc	3,778	135,630
		2,331,363
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (b)	31,884	2,641,589
Arhaus Inc Class A (b)	34,619	300,147
Arko Corp	6,310	26,691
BARK Inc (b)	49,840	43,834
Boot Barn Holdings Inc (b)	20,753	3,154,456
Buckle Inc/The	19,951	904,778
Build-A-Bear Workshop Inc	8,408	433,516
Camping World Holdings Inc Class A	40,734	700,217
Envela Corp (b)	4,516	27,638
EVgo Inc Class A (b)	13,158	48,027
Genesco Inc (b)	351	6,911
Group 1 Automotive Inc	3,728	1,628,055
MarineMax Inc (b)	678	17,045
Petco Health & Wellness Co Inc Class A (b)	4,108	11,626
RealReal Inc/The (b)(c)	16,495	79,011
Revolve Group Inc Class A (b)	27,411	549,591
Sonic Automotive Inc Class A	3,558	284,391
Stitch Fix Inc Class A (b)	5,089	18,829
ThredUp Inc Class A (b)	61,509	460,702
Tile Shop Holdings Inc (b)	8,385	53,329
Upbound Group Inc	12,290	308,479
Urban Outfitters Inc (b)	14,951	1,084,546
Victoria's Secret & Co (b)	13,471	249,483
Warby Parker Inc Class A (b)	66,444	1,457,117
		14,490,008
Textiles, Apparel & Luxury Goods - 0.5%
Figs Inc Class A (b)	59,810	337,328
Hanesbrands Inc (b)	237,636	1,088,373
Kontoor Brands Inc	30,013	1,979,959
Steven Madden Ltd	4,181	100,260
Wolverine World Wide Inc	54,504	985,432
		4,491,352
TOTAL CONSUMER DISCRETIONARY		82,862,432

Consumer Staples - 2.6%
Beverages - 0.2%
National Beverage Corp (b)	16,224	701,526
Vita Coco Co Inc/The (b)	27,177	981,090
Zevia PBC Class A (b)	21,332	68,689
		1,751,305
Consumer Staples Distribution & Retail - 0.4%
Chefs' Warehouse Inc/The (b)	24,524	1,564,876
Guardian Pharmacy Services Inc Class A (b)	8,630	183,905
Natural Grocers by Vitamin Cottage Inc	8,633	338,845
PriceSmart Inc	17,279	1,814,987
		3,902,613
Food Products - 1.3%
Beyond Meat Inc (b)(c)	4,141	14,452
BRC Inc Class A (b)(c)	41,887	54,872
Cal-Maine Foods Inc	30,980	3,086,537
Calavo Growers Inc	10,380	276,004
J & J Snack Foods Corp	10,500	1,190,805
John B Sanfilippo & Son Inc	3,101	196,107
Lancaster Colony Corp	13,539	2,339,133
Lifeway Foods Inc (b)	3,478	85,733
Mama's Creations Inc (b)	23,062	191,415
Simply Good Foods Co/The (b)	40,730	1,286,661
Tootsie Roll Industries Inc Class A	11,892	397,787
Vital Farms Inc (b)(c)	23,423	902,254
Westrock Coffee Co (b)	24,363	139,600
WK Kellogg Co (c)	38,865	619,508
		10,780,868
Household Products - 0.3%
Energizer Holdings Inc	35,156	708,745
Oil-Dri Corp of America	5,318	313,709
WD-40 Co	9,167	2,090,901
		3,113,355
Personal Care Products - 0.3%
Beauty Health Co/The Class A (b)	65,548	125,197
FitLife Brands Inc (b)	2,656	34,581
Herbalife Ltd (b)	50,598	436,155
Honest Co Inc/The (b)	31,604	160,864
Interparfums Inc	12,400	1,628,244
Lifevantage Corp	7,161	93,666
Nature's Sunshine Products Inc (b)	2,553	37,759
		2,516,466
Tobacco - 0.1%
Ispire Technology Inc (b)(c)	12,785	32,729
Turning Point Brands Inc	10,264	777,703
		810,432
TOTAL CONSUMER STAPLES		22,875,039

Energy - 3.0%
Energy Equipment & Services - 1.5%
Archrock Inc	111,208	2,761,295
Aris Water Solutions Inc Class A	20,883	493,883
Atlas Energy Solutions Inc (c)	37,661	503,528
Cactus Inc Class A	46,365	2,027,078
ChampionX Corp	110,381	2,741,864
DMC Global Inc (b)	4,225	34,054
Energy Services of America Corp	7,992	79,440
Flowco Holdings Inc Class A	6,999	124,652
Helix Energy Solutions Group Inc (b)	22,944	143,171
Kodiak Gas Services Inc	36,493	1,250,615
National Energy Services Reunited Corp (b)	4,369	26,300
Natural Gas Services Group Inc (b)	1,828	47,181
Oceaneering International Inc (b)	56,199	1,164,443
Select Water Solutions Inc Class A	3,193	27,588
Solaris Energy Infrastructure Inc Class A	24,663	697,716
Tidewater Inc (b)	32,168	1,483,910
		13,606,718
Oil, Gas & Consumable Fuels - 1.5%
Calumet Inc	5,381	84,778
Centrus Energy Corp Class A (b)(c)	7,751	1,419,828
Comstock Resources Inc (b)	34,837	963,940
Core Natural Resources Inc	12,384	863,660
CVR Energy Inc	20,922	561,756
Delek US Holdings Inc	41,133	871,197
Empire Petroleum Corp (b)(c)	9,253	48,856
Energy Fuels Inc/Canada (United States) (b)	37,583	216,102
Epsilon Energy Ltd	1,109	8,183
Evolution Petroleum Corp	18,579	87,321
Gulfport Energy Corp (b)	10,300	2,072,051
Infinity Natural Resources Inc Class A	1,793	32,830
Kinetik Holdings Inc Class A	21,578	950,511
Lightbridge Corp (b)	12,674	169,451
Magnolia Oil & Gas Corp Class A	25,222	566,991
NextDecade Corp (b)	90,458	805,981
NextNRG Inc (b)	2,923	8,096
OPAL Fuels Inc Class A (b)	12,490	30,226
Par Pacific Holdings Inc (b)	10,352	274,639
PrimeEnergy Resources Corp (b)	60	8,783
REX American Resources Corp (b)	2,681	130,592
Riley Exploration Permian Inc	1,633	42,834
Sable Offshore Corp (b)(c)	46,248	1,016,531
Uranium Energy Corp (b)(c)	287,869	1,957,509
VAALCO Energy Inc (c)	8,292	29,934
Verde Clean Fuels Inc Class A (b)	2,837	9,759
World Kinect Corp	4,646	131,714
		13,364,053
TOTAL ENERGY		26,970,771

Financials - 10.6%
Banks - 2.8%
Amerant Bancorp Inc Class A	10,221	186,329
Arrow Financial Corp	596	15,746
Axos Financial Inc (b)	4,539	345,146
Banc of California Inc	6,025	84,651
BancFirst Corp	12,949	1,600,755
Bancorp Inc/The (b)	30,634	1,745,219
Bank First Corp	1,009	118,709
Bank of Hawaii Corp	20,526	1,386,121
Bank7 Corp	191	7,990
Bankwell Financial Group Inc	760	27,383
Bridgewater Bancshares Inc (b)	6,679	106,263
California BanCorp (b)	2,296	36,185
Capital Bancorp Inc	1,745	58,597
Carter Bankshares Inc (b)	2,722	47,199
Citizens Financial Services Inc	245	14,386
City Holding Co	6,135	751,047
Coastal Financial Corp/WA Class A (b)	8,727	845,384
Columbia Financial Inc (b)	1,225	17,775
Community Financial System Inc	8,044	457,462
Community West Bancshares	2,050	39,996
Connectone Bancorp Inc	7,940	183,890
Customers Bancorp Inc (b)	1,573	92,398
Dime Community Bancshares Inc	4,864	131,036
Eagle Bancorp Inc	3,997	77,862
Eagle Financial Services Inc	168	5,144
Esquire Financial Holdings Inc	4,840	458,154
Finwise Bancorp (b)	3,693	55,432
First Business Financial Services Inc	315	15,958
First Community Corp/SC	1,195	29,134
First Financial Bankshares Inc	90,700	3,263,386
First Financial Corp	964	52,239
First Interstate Bank of Calif	2,545	68,461
First Merchants Corp	2,073	79,396
First National Corp/VA	307	5,977
First Western Financial Inc (b)	1,977	44,601
Five Star Bancorp	6,842	195,271
GBank Financial Holdings Inc (b)	322	11,402
Glacier Bancorp Inc	15,739	678,036
Greene County Bancorp Inc	2,858	63,505
Guaranty Bancshares Inc/TX	576	24,445
Hanover Bancorp Inc	194	4,440
Hingham Institution For Savings The	89	22,103
Hope Bancorp Inc	3,946	42,341
International Bancshares Corp	3,905	259,917
Lakeland Financial Corp	9,594	589,551
LINKBANCORP Inc	1,848	13,509
Live Oak Bancshares Inc	10,376	309,205
MainStreet Bancshares Inc	247	4,667
Meridian Corp	1,101	14,192
Metrocity Bankshares Inc	7,942	226,982
Metropolitan Bank Holding Corp (b)	1,531	107,170
Nbt Bancorp Inc	2,196	91,244
Nicolet Bankshares Inc	2,623	323,888
Northeast Bank	2,998	266,792
Northfield Bancorp Inc	3,097	35,554
Northrim BanCorp Inc	1,910	178,127
Old National Bancorp/IN	25,244	538,707
Old Point Financial Corp	1,119	43,921
OP Bancorp	734	9,535
Orange County Bancorp Inc	1,881	48,605
Origin Bancorp Inc	1,205	43,067
Pathward Financial Inc	15,896	1,257,692
Patriot National Bancorp Inc (b)	29,716	45,168
PCB Bancorp	1,003	21,043
Peapack-Gladstone Financial Corp	4,482	126,617
Peoples Financial Services Corp	641	31,646
Princeton Bancorp Inc	439	13,407
Provident Financial Services Inc	14,336	251,310
Richmond Mutual BanCorp Inc	541	7,466
ServisFirst Bancshares Inc	34,671	2,687,349
Shore Bancshares Inc	3,345	52,583
SmartFinancial Inc	1,699	57,392
Southern Missouri Bancorp Inc	550	30,129
Stock Yards Bancorp Inc	16,754	1,323,231
Texas Capital Bancshares Inc (b)	4,219	334,989
Triumph Financial Inc (b)	6,842	377,063
UMB Financial Corp	4,215	443,249
Union Bankshares Inc/Morrisville VT	2,313	61,572
Unity Bancorp Inc	2,341	110,214
USCB Financial Holdings Inc	2,514	41,582
Valley National Bancorp	80,409	718,052
WesBanco Inc	3,455	109,282
West BanCorp Inc	1,542	30,269
		24,732,892
Capital Markets - 2.8%
Acadian Asset Management Inc	18,781	661,842
Artisan Partners Asset Management Inc Class A	23,265	1,031,337
Bakkt Holdings Inc Class A (b)	736	10,267
BGC Group Inc Class A	241,487	2,470,412
Cohen & Steers Inc	17,093	1,287,958
Diamond Hill Investment Group Inc	293	42,576
Donnelley Financial Solutions Inc (b)	12,986	800,587
GCM Grosvenor Inc Class A	26,766	309,415
Moelis & Co Class A	50,128	3,123,977
P10 Inc Class A	36,797	376,065
Perella Weinberg Partners Class A	41,228	800,648
Piper Sandler Cos	11,830	3,288,030
PJT Partners Inc Class A	15,488	2,555,675
Siebert Financial Corp (b)	999	4,416
StepStone Group Inc Class A	42,112	2,337,216
StoneX Group Inc (b)	30,470	2,777,036
Value Line Inc	505	19,771
Victory Capital Holdings Inc Class A	29,937	1,906,089
WisdomTree Inc	81,386	936,753
		24,740,070
Consumer Finance - 1.3%
Atlanticus Holdings Corp (b)	225	12,319
Dave Inc Class A (b)	6,270	1,682,931
Enova International Inc (b)	16,546	1,845,210
FirstCash Holdings Inc	26,733	3,612,698
Lendingtree Inc (b)	7,110	263,568
NerdWallet Inc Class A (b)	27,984	306,984
OppFi Inc Class A	16,400	229,436
Regional Management Corp	906	26,464
Upstart Holdings Inc (b)(c)	56,761	3,671,301
Vroom Inc	90	2,566
		11,653,477
Financial Services - 1.4%
AvidXchange Holdings Inc (b)	115,558	1,131,313
Burford Capital Ltd	82,451	1,175,751
Cantaloupe Inc (b)	35,952	395,112
Cass Information Systems Inc	7,224	313,883
Federal Agricultural Mortgage Corp Class C	5,733	1,113,807
Flywire Corp (b)	71,716	839,077
International Money Express Inc (b)	19,011	191,821
Marqeta Inc Class A (b)	118,970	693,595
NCR Atleos Corp (b)	49,541	1,413,405
Payoneer Global Inc (b)	188,373	1,290,355
Paysign Inc (b)	23,235	167,292
Priority Technology Holdings Inc (b)(c)	16,886	131,373
Remitly Global Inc (b)	104,412	1,959,813
Sezzle Inc (b)	9,102	1,631,534
		12,448,131
Insurance - 2.3%
American Coastal Insurance Corp	8,746	97,256
Amerisafe Inc	6,722	293,953
Baldwin Insurance Group Inc/The Class A (b)	47,323	2,025,898
Bowhead Specialty Holdings Inc (b)	10,688	401,121
Crawford & Co Class A	11,066	117,078
F&G Annuities & Life Inc	901	28,813
Goosehead Insurance Inc Class A	12,769	1,347,257
HCI Group Inc	5,798	882,456
Heritage Insurance Holdings Inc (b)	11,730	292,546
Hippo Holdings Inc (b)	6,523	182,187
Investors Title Co	183	38,668
Kingstone Cos Inc (b)	7,024	108,240
Lemonade Inc (b)(c)	37,628	1,648,483
Oscar Health Inc Class A (b)(c)	123,859	2,655,537
Palomar Hldgs Inc (b)	17,763	2,739,943
Root Inc/OH Class A (b)	7,198	921,128
Selective Insurance Group Inc	36,169	3,134,044
Selectquote Inc (b)	66,612	158,537
Skyward Specialty Insurance Group Inc (b)	24,176	1,397,131
Tiptree Inc Class A	4,562	107,572
Trupanion Inc (b)	25,087	1,388,565
Universal Insurance Holdings Inc	3,944	109,367
		20,075,780
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
ACRES Commercial Realty Corp (b)	540	9,687
Angel Oak Mortgage REIT Inc	3,542	33,366
Apollo Commercial Real Estate Finance Inc	46,641	451,485
Two Harbors Investment Corp	36,288	390,822
		885,360
TOTAL FINANCIALS		94,535,710

Health Care - 22.4%
Biotechnology - 10.0%
89bio Inc (b)	28,873	283,533
Abeona Therapeutics Inc (b)	27,981	158,932
Absci Corp (b)(c)	58,311	149,859
ACADIA Pharmaceuticals Inc (b)	84,141	1,814,921
Actuate Therapeutics Inc (b)	3,991	24,385
ADMA Biologics Inc (b)	156,738	2,854,199
Akebia Therapeutics Inc (b)	18,731	68,181
Akero Therapeutics Inc (b)	47,080	2,512,189
Aldeyra Therapeutics Inc (b)	29,840	114,287
Alector Inc (b)	4,444	6,222
Alkermes PLC (b)	82,239	2,352,858
Altimmune Inc (b)(c)	52,311	202,444
Amicus Therapeutics Inc (b)	188,265	1,078,758
AnaptysBio Inc (b)	13,180	292,596
Anavex Life Sciences Corp (b)(c)	56,508	521,004
Apogee Therapeutics Inc (b)	21,575	937,002
Arbutus Biopharma Corp (b)(c)	96,766	299,007
Arcellx Inc (b)	24,748	1,629,656
Arcturus Therapeutics Holdings Inc (b)(c)	6,582	85,632
Arcus Biosciences Inc (b)	34,292	279,137
Arcutis Biotherapeutics Inc (b)	72,409	1,015,174
Ardelyx Inc (b)	159,527	625,346
ArriVent Biopharma Inc (b)	15,570	338,959
Arrowhead Pharmaceuticals Inc (b)	80,995	1,279,721
ARS Pharmaceuticals Inc (b)(c)	37,065	646,784
aTyr Pharma Inc (b)	54,833	278,003
Aura Biosciences Inc (b)	8,187	51,251
Avidity Biosciences Inc (b)	70,766	2,009,754
Avita Medical Inc (b)(c)	17,949	94,950
Beam Therapeutics Inc (b)	64,097	1,090,290
Bicara Therapeutics Inc	1,362	12,653
BioCryst Pharmaceuticals Inc (b)	141,611	1,268,835
Biohaven Ltd (b)	61,156	862,911
Blueprint Medicines Corp (b)	43,189	5,535,966
Bridgebio Pharma Inc (b)	105,470	4,554,195
Candel Therapeutics Inc (b)(c)	24,187	122,386
Capricor Therapeutics Inc (b)(c)	26,027	258,448
Cardiff Oncology Inc (b)(c)	19,722	62,124
CareDx Inc (b)	36,849	720,029
Cartesian Therapeutics Inc (b)(c)	764	7,938
Cartesian Therapeutics Inc rights (b)(e)	12,935	3,622
Catalyst Pharmaceuticals Inc (b)	77,866	1,689,692
Celcuity Inc (b)	18,414	245,827
CG oncology Inc (b)	37,773	982,098
Chinook Therapeutics Inc rights (b)(e)	985	0
Cogent Biosciences Inc (b)	67,597	485,346
Coherus Oncology Inc (b)(c)	23,166	16,941
Compass Therapeutics Inc (b)	32,992	85,779
Corvus Pharmaceuticals Inc (b)	35,402	141,608
Crinetics Pharmaceuticals Inc (b)	60,736	1,746,767
Cytokinetics Inc (b)	8,751	289,133
Day One Biopharmaceuticals Inc (b)	2,462	16,003
Denali Therapeutics Inc (b)	5,205	72,818
DiaMedica Therapeutics Inc (b)	17,856	69,638
Dianthus Therapeutics Inc (b)	1,150	21,425
Disc Medicine Inc (b)	16,659	882,261
Dynavax Technologies Corp (b)	71,135	705,659
Dyne Therapeutics Inc (b)	20,291	193,170
Eledon Pharmaceuticals Inc (b)	2,473	6,702
Foghorn Therapeutics Inc (b)	15,274	71,788
Geron Corp (b)	410,381	578,637
Gossamer Bio Inc (b)	128,358	157,880
Greenwich Lifesciences Inc (b)(c)	4,133	37,486
Gyre Therapeutics Inc (b)(c)	9,197	67,598
Heron Therapeutics Inc (b)(c)	11,588	23,987
Humacyte Inc Class A (b)(c)	19,821	41,426
ImmunityBio Inc (b)(c)	128,217	338,493
Immunome Inc (b)	49,800	463,140
Immunovant Inc (b)	46,190	739,040
Inhibikase Therapeutics Inc (b)	3,519	6,862
Inmune Bio Inc (b)(c)	11,290	26,080
Ironwood Pharmaceuticals Inc Class A (b)	99,514	71,371
Janux Therapeutics Inc (b)	8,571	197,990
KalVista Pharmaceuticals Inc (b)	25,511	288,402
Krystal Biotech Inc (b)	16,699	2,295,445
Kymera Therapeutics Inc (b)(c)	31,424	1,371,343
Madrigal Pharmaceuticals Inc (b)(c)	11,384	3,445,254
MannKind Corp (b)	204,695	765,559
MeiraGTx Holdings plc (b)	20,938	136,516
Metsera Inc (c)	6,731	191,497
MiMedx Group Inc (b)	80,038	489,032
Mineralys Therapeutics Inc (b)	26,450	357,869
Mirum Pharmaceuticals Inc (b)	29,394	1,495,861
Monopar Therapeutics Inc (b)	2,749	98,359
Novavax Inc (b)(c)	83,330	524,979
Nuvalent Inc Class A (b)	28,929	2,207,283
Nuvectis Pharma Inc (b)	8,706	65,034
OmniAb Operations Inc (b)(e)	191	76
OmniAb Operations Inc (b)(e)	191	60
Organogenesis Holdings Inc Class A (b)(c)	46,174	168,997
ORIC Pharmaceuticals Inc (b)(c)	8,607	87,361
Palvella Therapeutics Inc (b)	4,335	97,711
Praxis Precision Medicines Inc (b)	970	40,789
Precigen Inc (b)(c)	94,789	134,600
Protagonist Therapeutics Inc (b)	39,358	2,175,317
Protalix BioTherapeutics Inc (b)	47,182	69,829
PTC Therapeutics Inc (b)	42,687	2,084,833
Recursion Pharmaceuticals Inc Class A (b)(c)	229,526	1,161,402
Rezolute Inc (b)	39,062	174,217
Rhythm Pharmaceuticals Inc (b)	36,792	2,324,886
Rigel Pharmaceuticals Inc (b)	11,913	223,130
Rocket Pharmaceuticals Inc (b)	8,668	21,237
Sana Biotechnology Inc (b)(c)	10,152	27,715
Savara Inc (b)(c)	85,505	194,951
Scholar Rock Holding Corp (b)	50,426	1,786,089
SELLAS Life Sciences Group Inc (b)	64,513	141,283
Sionna Therapeutics Inc	8,341	144,716
Soleno Therapeutics Inc (b)	27,165	2,275,884
SpringWorks Therapeutics Inc (b)	49,188	2,311,344
Spyre Therapeutics Inc (b)(c)	22,610	338,472
Stoke Therapeutics Inc (b)	27,711	314,520
Syndax Pharmaceuticals Inc (b)	53,748	503,350
Taysha Gene Therapies Inc (b)	112,049	258,833
Tectonic Therapeutic Inc (b)	1,275	25,334
Tevogen Bio Holdings Inc Class A (b)(c)	10,743	13,429
TG Therapeutics Inc (b)	97,946	3,525,077
Travere Therapeutics Inc (b)	55,832	826,314
TriSalus Life Sciences Inc Class A (b)	2,512	13,690
Twist Bioscience Corp (b)	39,724	1,461,446
UroGen Pharma Ltd (b)(c)	20,532	281,288
Vera Therapeutics Inc Class A (b)	34,792	819,700
Veracyte Inc (b)	52,989	1,432,293
Verastem Inc (b)(c)	17,205	71,401
Vericel Corp (b)	34,072	1,449,764
Viridian Therapeutics Inc (b)	37,208	520,168
XOMA Royalty Corp (b)	4,490	113,148
Y-mAbs Therapeutics Inc (b)(c)	24,924	112,407
Zymeworks Inc (b)	33,156	416,108
		88,852,388
Health Care Equipment & Supplies - 4.5%
Accuray Inc Del (b)	65,019	89,076
Alphatec Holdings Inc (b)	78,439	870,673
AngioDynamics Inc (b)	5,800	57,536
Anteris Technologies Global Corp	14,552	55,152
Artivion Inc (b)	20,953	651,638
AtriCure Inc (b)	32,713	1,072,005
Axogen Inc (b)	29,679	322,017
Beta Bionics Inc (c)	7,752	112,869
Bioventus Inc (b)	31,177	206,392
Butterfly Network Inc Class A (b)	129,834	259,668
Ceribell Inc	16,852	315,638
Cerus Corp (b)	124,729	175,868
ClearPoint Neuro Inc (b)	17,607	210,228
CVRx Inc (b)(c)	10,873	63,933
Delcath Systems Inc (b)	20,371	277,046
Electromed Inc (b)	4,676	102,825
Embecta Corp	4,537	43,964
Glaukos Corp (b)	37,716	3,895,686
Haemonetics Corp (b)	33,967	2,534,278
ICU Medical Inc (b)	12,202	1,612,494
Integer Holdings Corp (b)	23,237	2,857,454
iRadimed Corp	5,505	329,144
iRhythm Technologies Inc (b)	21,503	3,310,602
Kestra Medical Technologies Ltd	7,805	129,407
KORU Medical Systems Inc (b)	28,739	102,886
Lantheus Holdings Inc (b)	45,532	3,727,250
LeMaitre Vascular Inc	14,109	1,171,752
LENSAR Inc (b)	6,365	83,827
Lucid Diagnostics Inc (b)	20,074	23,084
Merit Medical Systems Inc (b)	36,641	3,425,201
Myomo Inc (b)	22,030	47,585
Neuronetics Inc (b)	24,441	85,299
NeuroPace Inc (b)	16,262	181,159
Novocure Ltd (b)	68,685	1,222,593
OrthoPediatrics Corp (b)	2,744	58,941
Outset Medical Inc (b)	4,657	89,461
Pro-Dex Inc (b)	1,431	62,449
PROCEPT BioRobotics Corp (b)	35,519	2,045,894
Pulmonx Corp (b)	25,834	66,910
Pulse Biosciences Inc (b)(c)	11,979	180,763
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	278	1,096
QuidelOrtho Corp (b)	19,822	571,270
RxSight Inc (b)	25,163	327,119
Sanara Medtech Inc (b)	2,056	58,370
SANUWAVE Health Inc (b)	4,744	155,888
Semler Scientific Inc (b)(c)	931	36,066
SI-BONE Inc (b)(c)	25,679	483,279
Sight Sciences Inc (b)	27,916	115,293
STAAR Surgical Co (b)	28,990	486,452
Stereotaxis Inc (b)	36,311	76,979
Surmodics Inc (b)	9,420	279,868
Tandem Diabetes Care Inc (b)	45,197	842,472
TransMedics Group Inc (b)(c)	22,476	3,012,009
Treace Medical Concepts Inc (b)	32,236	189,548
UFP Technologies Inc (b)	5,087	1,242,042
		40,008,398
Health Care Providers & Services - 5.1%
Addus HomeCare Corp (b)	5,949	685,265
agilon health Inc (b)	208,655	479,907
AirSculpt Technologies Inc (b)(c)	6,391	30,868
Alignment Healthcare Inc (b)	86,286	1,208,004
Ardent Health Inc	1,103	15,066
Astrana Health Inc (b)	27,585	686,315
Aveanna Healthcare Holdings Inc (b)	23,665	123,768
BrightSpring Health Services Inc (b)	57,132	1,347,744
Brookdale Senior Living Inc (b)	137,433	956,534
Clover Health Investments Corp Class A (b)	272,939	761,500
Community Health Systems Inc (b)	55,904	190,074
Concentra Group Holdings Parent Inc	74,333	1,529,030
CorVel Corp (b)	19,602	2,014,694
Ensign Group Inc/The	37,937	5,852,162
GeneDx Holdings Corp Class A (b)(c)	12,693	1,171,691
Guardant Health Inc (b)	80,578	4,193,279
HealthEquity Inc (b)	57,614	6,035,643
Hims & Hers Health Inc Class A (b)(c)	128,671	6,414,249
Innovage Holding Corp (b)	5,286	19,504
Joint Corp/The (b)(c)	10,204	117,754
LifeStance Health Group Inc (b)	49,721	257,058
National Research Corp Class A	8,557	143,758
NeoGenomics Inc (b)	8,293	60,622
Nutex Health Inc (b)	2,320	288,817
Oncology Institute Inc/The (b)	39,896	81,787
Option Care Health Inc (b)	111,154	3,610,282
PACS Group Inc (b)	27,738	358,375
Pennant Group Inc/The (b)	22,910	683,864
Performant Healthcare Inc (b)	35,805	143,220
Privia Health Group Inc (b)	77,764	1,788,572
Progyny Inc (b)	46,448	1,021,856
RadNet Inc (b)	36,477	2,075,906
SBC Medical Group Holdings Inc (b)	256	1,187
Sonida Senior Living Inc (b)	2,340	58,382
Talkspace Inc Class A (b)	83,242	231,413
US Physical Therapy Inc	6,194	484,371
Viemed Healthcare Inc (b)	23,577	162,917
		45,285,438
Health Care Technology - 0.6%
Claritev Corp Class A (b)	5,211	235,172
Evolent Health Inc Class A (b)	25,828	290,823
HealthStream Inc	7,007	193,884
LifeMD Inc (b)	17,490	238,214
OptimizeRx Corp (b)	11,679	157,667
Phreesia Inc (b)	38,224	1,087,855
Schrodinger Inc/United States (b)	38,061	765,787
Simulations Plus Inc	11,292	197,045
Teladoc Health Inc (b)	22,848	199,006
TruBridge Inc (b)	6,761	158,343
Waystar Holding Corp (b)	52,220	2,134,232
		5,658,028
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)	18,629	215,724
Adaptive Biotechnologies Corp (b)	101,022	1,176,907
Alpha Teknova Inc (b)	6,882	33,791
Atlantic International Corp (b)	4,094	8,311
BioLife Solutions Inc (b)	25,645	552,393
Codexis Inc (b)	45,156	110,181
CryoPort Inc (b)	7,320	54,607
Lifecore Biomedical Inc (b)	13,444	109,165
Mesa Laboratories Inc	3,505	330,241
Niagen Bioscience Inc (b)	35,298	508,644
OmniAb Inc (b)(c)	9,626	16,749
		3,116,713
Pharmaceuticals - 1.9%
Aardvark Therapeutics Inc	2,151	29,082
Amneal Intermediate Inc Class A (b)	88,773	718,174
Amphastar Pharmaceuticals Inc (b)	1,762	40,456
Amylyx Pharmaceuticals Inc (b)	36,301	232,689
ANI Pharmaceuticals Inc (b)	12,294	802,184
Aquestive Therapeutics Inc (b)(c)	19,664	65,088
Arvinas Inc (b)	4,500	33,120
Avadel Pharmaceuticals PLC Class A (b)	60,405	534,584
Axsome Therapeutics Inc (b)	27,266	2,846,298
Biote Corp Class A (b)	5,915	23,778
Collegium Pharmaceutical Inc (b)	21,675	640,930
CorMedix Inc (b)(c)	43,452	535,329
Edgewise Therapeutics Inc (b)	49,321	646,598
Enliven Therapeutics Inc (b)	21,793	437,168
Esperion Therapeutics Inc (b)(c)	45,601	44,890
Eton Pharmaceuticals Inc (b)	17,337	247,052
Evolus Inc (b)	36,091	332,398
Fulcrum Therapeutics Inc (b)	2,835	19,504
Harmony Biosciences Holdings Inc (b)	29,570	934,412
Harrow Inc (b)	21,340	651,724
Innoviva Inc (b)	37,365	750,663
Journey Medical Corp (b)	8,233	59,113
LENZ Therapeutics Inc (b)	12,031	352,629
Ligand Pharmaceuticals Inc (b)	1,487	169,042
Liquidia Corp (b)	43,416	540,963
Maze Therapeutics Inc (c)	412	5,054
Mind Medicine MindMed Inc (b)(c)	15,908	103,243
Novartis AG rights (b)(e)	7,324	0
Nuvation Bio Inc Class A (b)	13,343	26,019
Ocular Therapeutix Inc (b)	95,024	881,823
Omeros Corp (b)(c)	33,851	101,553
Pacira BioSciences Inc (b)	2,701	64,554
Phathom Pharmaceuticals Inc (b)(c)	7,661	73,469
Phibro Animal Health Corp Class A	13,822	353,014
Prestige Consumer Healthcare Inc (b)	6,103	487,325
scPharmaceuticals Inc (b)(c)	23,164	88,255
SIGA Technologies Inc	22,051	143,773
Supernus Pharmaceuticals Inc (b)	3,075	96,924
Tarsus Pharmaceuticals Inc (b)	26,210	1,061,767
Theravance Biopharma Inc (b)	20,586	227,064
Trevi Therapeutics Inc (b)	51,297	280,595
Tvardi Therapeutics Inc (b)	271	6,321
WaVe Life Sciences Ltd (b)	67,092	436,098
Xeris Biopharma Holdings Inc (b)	101,332	473,220
Zevra Therapeutics Inc (b)	36,698	323,309
		16,921,248
TOTAL HEALTH CARE		199,842,213

Industrials - 20.2%
Aerospace & Defense - 2.5%
AAR Corp (b)	6,038	415,354
AeroVironment Inc (b)	19,069	5,433,713
Archer Aviation Inc Class A (b)(c)	367,813	3,990,771
Astronics Corp (b)	18,716	626,612
Byrna Technologies Inc (b)(c)	12,248	378,218
Cadre Holdings Inc	19,258	613,367
Eve Holding Inc Class A (b)(c)	34,540	236,944
Intuitive Machines Inc Class A (b)(c)	4,246	46,154
Kratos Defense & Security Solutions Inc (b)	111,216	5,165,983
Mercury Systems Inc (b)	8,107	436,643
Moog Inc Class A	18,981	3,434,992
Park Aerospace Corp	6,498	95,975
Redwire Corp Class A (b)(c)	22,713	370,222
Satellogic Inc Class A (b)	36,705	132,872
Triumph Group Inc (b)	19,471	501,378
V2X Inc (b)	922	44,763
		21,923,961
Air Freight & Logistics - 0.0%
Forward Air Corp Class A (b)	5,698	139,829
Building Products - 1.4%
AZZ Inc	20,084	1,897,536
CSW Industrials Inc	10,991	3,152,549
Griffon Corp	26,524	1,919,542
Insteel Industries Inc	6,926	257,716
Janus International Group Inc (b)	34,056	277,216
Tecnoglass Inc	16,457	1,273,114
UFP Industries Inc	2,129	211,537
Zurn Elkay Water Solutions Corp	101,439	3,709,624
		12,698,834
Commercial Services & Supplies - 1.9%
ACV Auctions Inc Class A (b)	113,014	1,833,087
Brink's Co/The	29,189	2,606,287
Casella Waste Systems Inc Class A (b)	42,451	4,897,997
CECO Environmental Corp (b)	19,739	558,811
CompX International Inc Class A	697	18,519
CoreCivic Inc (b)	11,275	237,564
Driven Brands Holdings Inc (b)	40,385	709,161
GEO Group Inc/The (b)	92,484	2,214,992
Healthcare Services Group Inc (b)	22,285	334,944
HNI Corp	18,093	889,814
Interface Inc	4,611	96,508
Liquidity Services Inc (b)	15,731	371,094
Perma-Fix Environmental Services Inc (b)(c)	1,824	19,188
Pitney Bowes Inc	45,573	497,201
Quad/Graphics Inc Class A	13,753	77,704
VSE Corp	11,839	1,550,672
		16,913,543
Construction & Engineering - 2.9%
Arcosa Inc	9,209	798,512
Argan Inc	8,969	1,977,485
Bowman Consulting Group Ltd (b)	9,034	259,728
Centuri Holdings Inc (b)(c)	11,481	257,634
Concrete Pumping Holdings Inc	849	5,221
Construction Partners Inc Class A (b)	31,643	3,363,018
Dycom Industries Inc (b)	18,926	4,625,325
Granite Construction Inc	25,500	2,384,505
IES Holdings Inc (b)	6,111	1,810,262
Limbach Holdings Inc (b)	7,172	1,004,797
Matrix Service Co (b)	4,146	56,012
MYR Group Inc (b)(c)	10,431	1,892,705
Orion Group Holdings Inc (b)	4,741	43,001
Primoris Services Corp	34,112	2,658,689
Sterling Infrastructure Inc (b)	20,126	4,643,672
		25,780,566
Electrical Equipment - 2.0%
Allient Inc	628	22,802
American Superconductor Corp (b)	25,824	947,483
Amprius Technologies Inc (b)(c)	63,011	265,276
Array Technologies Inc (b)(c)	22,242	131,228
Bloom Energy Corp Class A (b)(c)	138,101	3,303,376
Complete Solaria Inc Class A (b)	9,487	17,455
EnerSys	1,500	128,655
Enovix Corp Class B (b)(c)	111,390	1,151,773
Eos Energy Enterprises Inc (b)	150,450	770,304
Fluence Energy Inc Class A (b)(c)	41,603	279,156
KULR Technology Group Inc (b)	22,301	159,006
LSI Industries Inc	13,770	234,228
NANO Nuclear Energy Inc (b)(c)	16,999	586,296
NEXTracker Inc Class A (b)	76,600	4,164,742
NuScale Power Corp Class A (b)(c)	85,490	3,381,984
Powell Industries Inc (c)	6,459	1,359,297
Power Solutions International Inc (b)	4,073	263,442
Preformed Line Products Co	123	19,656
Shoals Technologies Group Inc (b)	18,275	77,669
SKYX Platforms Corp (b)	41,368	43,229
Thermon Group Holdings Inc (b)	2,795	78,484
Vicor Corp (b)	15,797	716,552
		18,102,093
Ground Transportation - 0.1%
Covenant Logistics Group Inc Class A	2,371	57,165
Ftai Infrastructure Inc	66,080	407,714
Hertz Global Holdings Inc (b)	79,858	545,430
RXO Inc (b)	6,500	102,180
Werner Enterprises Inc	6,315	172,778
		1,285,267
Machinery - 5.1%
Alamo Group Inc	2,143	467,988
Albany International Corp Class A	6,208	435,367
Atmus Filtration Technologies Inc	51,043	1,858,986
Blue Bird Corp (b)	21,803	941,017
Chart Industries Inc (b)	30,530	5,026,766
Douglas Dynamics Inc	13,286	391,538
Energy Recovery Inc (b)	36,024	460,387
Enerpac Tool Group Corp Class A	36,679	1,487,700
Enpro Inc	1,835	351,494
ESCO Technologies Inc	17,585	3,374,034
Federal Signal Corp	40,546	4,314,905
Franklin Electric Co Inc	27,010	2,423,877
Gorman-Rupp Co/The	14,190	521,057
Graham Corp (b)	7,038	348,451
JBT Marel Corp	16,961	2,039,730
Kadant Inc	7,939	2,520,236
Lindsay Corp	7,371	1,063,267
Mayville Engineering Co Inc (b)	933	14,891
Microvast Holdings Inc (b)	85,769	311,341
Mueller Water Products Inc Class A1	105,141	2,527,590
Omega Flex Inc	2,416	78,230
REV Group Inc	34,759	1,654,181
Richtech Robotics Inc Class B (b)	46,757	91,176
Shyft Group Inc/The	1,571	19,700
SPX Technologies Inc (b)	30,806	5,165,551
Standex International Corp	6,536	1,022,753
Trinity Industries Inc	25,908	699,775
Watts Water Technologies Inc Class A	18,542	4,559,293
Worthington Enterprises Inc	6,821	434,088
		44,605,369
Passenger Airlines - 0.4%
Allegiant Travel Co (b)	1,735	95,338
Frontier Group Holdings Inc (b)(c)	38,674	140,387
Joby Aviation Inc Class A (b)(c)	312,108	3,292,739
Spirit Aviation Holdings Inc	583	2,909
Sun Country Airlines Holdings Inc (b)	19,670	231,123
		3,762,496
Professional Services - 2.8%
Barrett Business Services Inc	16,851	702,518
BlackSky Technology Inc Class A (b)	18,925	389,477
Cbiz Inc (b)	35,324	2,533,084
CRA International Inc	4,474	838,293
CSG Systems International Inc	16,788	1,096,424
Exponent Inc	34,383	2,568,754
First Advantage Corp (b)(c)	36,524	606,664
Franklin Covey Co (b)	6,468	147,600
HireQuest Inc	394	3,943
Huron Consulting Group Inc (b)	11,531	1,585,974
IBEX Holdings Ltd (b)	6,753	196,512
Innodata Inc (b)(c)	20,494	1,049,703
Insperity Inc	24,249	1,457,850
Kforce Inc	10,241	421,212
Korn Ferry	15,987	1,172,327
Legalzoom.com Inc (b)	74,951	667,813
Maximus Inc	38,284	2,687,537
Planet Labs PBC Class A (b)	144,817	883,384
Rcm Technologies Inc (b)	3,331	78,512
Resolute Holdings Management Inc (c)	1,108	35,311
Spire Global Inc Class A (b)(c)	18,557	220,828
TriNet Group Inc	20,240	1,480,354
Upwork Inc (b)	84,133	1,130,748
Verra Mobility Corp Class A (b)	107,689	2,734,224
Willdan Group Inc (b)	6,406	400,439
		25,089,485
Trading Companies & Distributors - 1.1%
Alta Equipment Group Inc Class A	2,381	15,047
Distribution Solutions Group Inc (b)	6,009	165,067
DXP Enterprises Inc/TX (b)	8,796	770,969
GATX Corp	1,876	288,079
Global Industrial Co	9,714	262,375
GMS Inc (b)	11,557	1,256,824
Herc Holdings Inc	22,027	2,900,736
Karat Packaging Inc	4,626	130,268
McGrath RentCorp	12,608	1,462,024
Rush Enterprises Inc Class A	23,393	1,204,974
Rush Enterprises Inc Class B	2,830	148,518
Transcat Inc (b)(c)	3,135	269,485
Willis Lease Finance Corp	234	33,410
Xometry Inc Class A (b)	29,397	993,325
		9,901,101
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	14,378	140,473
TOTAL INDUSTRIALS		180,343,017

Information Technology - 20.1%
Communications Equipment - 0.8%
ADTRAN Holdings Inc (b)	50,281	451,021
Applied Optoelectronics Inc (b)	28,881	741,953
BK Technologies Corp (b)	1,838	86,625
Calix Inc (b)	39,710	2,112,175
Clearfield Inc (b)	3,463	150,329
CommScope Holding Co Inc (b)	88,901	736,100
Extreme Networks Inc (b)	89,265	1,602,307
Harmonic Inc (b)	19,109	180,962
Inseego Corp (b)	1,581	13,027
Viavi Solutions Inc (b)	149,725	1,507,731
		7,582,230
Electronic Equipment, Instruments & Components - 3.8%
908 Devices Inc (b)(c)	14,178	101,089
Advanced Energy Industries Inc	25,408	3,366,560
Aeva Technologies Inc (b)	20,717	782,895
Arlo Technologies Inc (b)	67,251	1,140,577
Badger Meter Inc	20,035	4,907,574
Belden Inc	26,793	3,102,629
Climb Global Solutions Inc	2,623	280,425
CTS Corp	2,877	122,589
Daktronics Inc (b)	4,886	73,876
Evolv Technologies Holdings Inc Class A (b)	78,173	487,800
FARO Technologies Inc (b)	5,924	260,182
Frequency Electronics Inc	4,457	101,218
Insight Enterprises Inc (b)	6,396	883,192
Itron Inc (b)	14,899	1,961,155
Knowles Corp (b)	3,968	69,916
M-Tron Industries Inc (b)	1,662	69,804
MicroVision Inc (b)(c)	104,853	119,532
Mirion Technologies Inc Class A (b)	141,577	3,048,153
Napco Security Technologies Inc	23,841	707,839
Neonode Inc (b)	6,244	159,222
nLight Inc (b)	2,116	41,643
Novanta Inc (b)	24,347	3,139,059
OSI Systems Inc (b)	10,807	2,430,062
Ouster Inc Class A (b)	34,359	833,206
PAR Technology Corp (b)	15,803	1,096,254
Plexus Corp (b)	16,898	2,286,468
Red Cat Holdings Inc (b)	50,625	368,550
Sanmina Corp (b)	15,832	1,548,845
Vuzix Corp (b)	40,853	119,291
		33,609,605
IT Services - 0.5%
Applied Digital Corp (b)(c)	90,813	914,487
Backblaze Inc Class A (b)	36,234	199,287
BigBear.ai Holdings Inc (b)(c)	45,763	310,731
BigCommerce Holdings Inc (b)	44,525	222,625
Couchbase Inc (b)	29,113	709,775
Crexendo Inc (b)	9,807	59,528
CSP Inc	4,049	52,394
DigitalOcean Holdings Inc (b)	43,751	1,249,529
Grid Dynamics Holdings Inc (b)	36,206	418,179
Hackett Group Inc/The	15,667	398,255
Information Services Group Inc	8,615	41,352
Rackspace Technology Inc (b)	14,331	18,344
TSS Inc/MD (b)	12,339	355,733
Tucows Inc Class A (b)(c)	694	13,679
Unisys Corp (b)	35,973	162,958
		5,126,856
Semiconductors & Semiconductor Equipment - 3.9%
Aehr Test Systems (b)(c)	15,458	199,872
Aeluma Inc (b)	810	13,260
Ambarella Inc (b)	27,542	1,819,562
Atomera Inc (b)	19,788	99,732
Axcelis Technologies Inc (b)	1,642	114,431
CEVA Inc (b)	13,930	306,181
Credo Technology Group Holding Ltd (b)	98,946	9,161,411
FormFactor Inc (b)	39,387	1,355,307
Impinj Inc (b)	17,559	1,950,278
Kopin Corp (b)	101,044	154,597
MaxLinear Inc Class A (b)	7,142	101,488
Navitas Semiconductor Corp Class A (b)(c)	15,166	99,337
NVE Corp	3,273	240,926
PDF Solutions Inc (b)	21,598	461,765
Power Integrations Inc	38,189	2,134,765
Rambus Inc (b)	72,855	4,664,178
Rigetti Computing Inc Class A (b)	191,380	2,269,767
Semtech Corp (b)	58,773	2,653,013
Silicon Laboratories Inc (b)	21,762	3,206,848
SiTime Corp (b)	14,254	3,037,242
SkyWater Technology Inc (b)(c)	17,773	174,886
Synaptics Inc (b)	2,314	149,993
Ultra Clean Holdings Inc (b)	2,093	47,239
		34,416,078
Software - 10.0%
A10 Networks Inc	42,420	820,827
ACI Worldwide Inc (b)	71,162	3,267,047
Adeia Inc	64,447	911,281
Agilysys Inc (b)	17,432	1,998,404
Airship AI Holdings Inc Class A (b)(c)	10,675	62,876
Alarm.com Holdings Inc (b)	32,221	1,822,742
Alkami Technology Inc (b)	46,155	1,391,112
Amplitude Inc Class A (b)	58,942	730,881
Appian Corp Class A (b)	26,671	796,396
Arteris Inc (b)	1,791	17,068
Asana Inc Class A (b)	63,138	852,363
AudioEye Inc (b)(c)	5,418	63,120
AvePoint Inc Class A (b)	89,933	1,736,606
Bitdeer Technologies Group Class A (b)	60,708	696,928
Blackbaud Inc (b)	20,847	1,338,586
BlackLine Inc (b)(c)	35,505	2,010,293
Blend Labs Inc Class A (b)	141,980	468,534
Box Inc Class A (b)	73,627	2,515,835
Braze Inc Class A (b)	51,639	1,451,056
C3.ai Inc Class A (b)(c)	81,884	2,011,890
Cerence Inc (b)	9,218	94,116
Clear Secure Inc Class A	56,609	1,571,466
Clearwater Analytics Holdings Inc Class A (b)	166,502	3,651,389
Commvault Systems Inc (b)	29,866	5,206,541
Core Scientific Inc (b)(c)	154,744	2,641,480
CoreCard Corp (b)	3,798	110,028
CS Disco Inc (b)	11,569	50,557
Daily Journal Corp (b)(c)	664	280,374
Digimarc Corp (b)(c)	10,593	139,934
Digital Turbine Inc (b)	44,828	264,485
Domo Inc Class B (b)	20,218	282,445
eGain Corp (b)	8,577	53,606
EverCommerce Inc (b)(c)	10,021	105,221
Expensify Inc Class A (b)	21,770	56,384
Five9 Inc (b)	51,700	1,369,016
Freshworks Inc Class A (b)	137,295	2,047,068
I3 Verticals Inc Class A (b)(c)	1,116	30,668
Intapp Inc (b)	37,516	1,936,576
InterDigital Inc	17,487	3,921,110
Jamf Holding Corp (b)	45,659	434,217
Kaltura Inc (b)	55,275	111,103
Life360 Inc (b)	10,876	709,659
LiveRamp Holdings Inc (b)	43,747	1,445,401
Meridianlink Inc (b)	21,591	350,422
Mitek Systems Inc (b)	6,137	60,756
NextNav Inc Class A (b)	59,546	905,099
Olo Inc Class A (b)	45,800	407,620
OneSpan Inc	3,092	51,605
Ooma Inc (b)	17,227	222,228
Pagaya Technologies Ltd Class A (b)	28,418	605,872
PagerDuty Inc (b)	57,103	872,534
Porch Group Inc (b)	43,920	517,817
Progress Software Corp	28,981	1,850,147
PROS Holdings Inc (b)	29,609	463,677
Q2 Holdings Inc (b)	41,976	3,928,535
Qualys Inc (b)	24,661	3,523,317
Rapid7 Inc (b)	43,233	999,979
Red Violet Inc	7,647	376,232
ReposiTrak Inc	7,649	150,303
Rezolve AI PLC	61,458	188,983
Rimini Street Inc (b)	5,681	21,417
SEMrush Holdings Inc Class A (b)	31,147	281,880
SoundHound AI Inc Class A (b)(c)	247,721	2,658,046
SoundThinking Inc (b)	6,480	84,596
Sprinklr Inc Class A (b)	74,572	630,879
Sprout Social Inc Class A (b)	34,984	731,515
SPS Commerce Inc (b)	25,707	3,498,466
Synchronoss Technologies Inc (b)	7,300	50,005
Tenable Holdings Inc (b)	80,571	2,721,688
Terawulf Inc (b)(c)	170,153	745,270
Varonis Systems Inc (b)	74,495	3,780,621
Vertex Inc Class A (b)	44,003	1,554,846
Viant Technology Inc Class A (b)	10,628	140,608
Weave Communications Inc (b)	39,483	328,499
Workiva Inc Class A (b)	33,874	2,318,675
Yext Inc (b)	69,912	594,252
Zeta Global Holdings Corp Class A (b)	127,284	1,971,629
		89,064,707
Technology Hardware, Storage & Peripherals - 1.1%
CompoSecure Inc Class A (b)(c)	26,595	374,724
CPI Card Group Inc (b)	4,001	94,903
Diebold Nixdorf Inc (b)	16,147	894,544
IonQ Inc (b)(c)	160,168	6,882,419
Quantum Computing Inc (b)(c)	77,951	1,494,321
Turtle Beach Corp (b)	6,866	94,956
		9,835,867
TOTAL INFORMATION TECHNOLOGY		179,635,343

Materials - 3.0%
Chemicals - 1.7%
ASP Isotopes Inc (b)(c)	38,420	282,771
Balchem Corp	22,150	3,526,280
Cabot Corp	34,290	2,571,750
Chemours Co/The	101,862	1,166,320
Flotek Industries Inc (b)	2,645	39,040
Ginkgo Bioworks Holdings Inc Class A (b)	1,681	18,911
Hawkins Inc	13,141	1,867,336
Ingevity Corp (b)	24,657	1,062,470
Innospec Inc	867	72,906
PureCycle Technologies Inc (b)(c)	87,821	1,203,148
Sensient Technologies Corp	28,501	2,807,919
Solesence Inc (b)	12,739	55,542
		14,674,393
Construction Materials - 0.4%
Knife River Corp (b)	38,537	3,146,162
Smith-Midland Corp (b)(c)	1,849	62,052
United States Lime & Minerals Inc	7,323	730,835
		3,939,049
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	24,119	103,229
Myers Industries Inc	3,542	51,324
O-I Glass Inc (b)	25,472	375,457
		530,010
Metals & Mining - 0.8%
Alpha Metallurgical Resources Inc (b)	2,364	265,903
American Battery Technology Co (b)	28,931	46,868
Century Aluminum Co (b)	35,331	636,665
Coeur Mining Inc (b)	216,564	1,918,757
Compass Minerals International Inc (b)	17,826	358,124
Constellium SE (b)	35,507	472,243
Contango ORE Inc (b)(c)	5,775	112,497
Dakota Gold Corp (b)	58,181	214,688
Hecla Mining Co	96,081	575,525
Idaho Strategic Resources Inc (b)	8,498	111,154
Ivanhoe Electric Inc / US (b)(c)	49,564	449,545
Kaiser Aluminum Corp	5,680	453,832
Materion Corp	2,697	214,061
NioCorp Developments Ltd (b)	35,031	81,622
Perpetua Resources Corp (United States) (b)	31,126	377,870
Piedmont Lithium Inc (b)(c)	13,013	75,736
Ramaco Resources Inc Class A	24,056	316,096
United States Antimony Corp (b)	61,916	134,977
US Gold Corp (b)	7,442	90,792
		6,906,955
Paper & Forest Products - 0.0%
Sylvamo Corp	6,258	313,526
TOTAL MATERIALS		26,363,933

Real Estate - 2.0%
Diversified REITs - 0.0%
Gladstone Commercial Corp	5,756	82,483
Health Care REITs - 0.3%
American Healthcare REIT Inc	38,111	1,400,198
CareTrust REIT Inc	12,600	385,560
National Health Investors Inc	7,072	495,889
Strawberry Fields REIT Inc (c)	4,435	46,744
Universal Health Realty Income Trust	7,549	301,734
		2,630,125
Hotel & Resort REITs - 0.5%
DiamondRock Hospitality Co	81,533	624,543
Ryman Hospitality Properties Inc	39,709	3,918,088
Sunstone Hotel Investors Inc	9,302	80,741
Xenia Hotels & Resorts Inc	10,271	129,106
		4,752,478
Real Estate Management & Development - 0.4%
Compass Inc Class A (b)	308,256	1,935,848
eXp World Holdings Inc (c)	52,991	482,218
Maui Land & Pineapple Co Inc (b)	4,373	79,545
St Joe Co/The	25,757	1,228,609
		3,726,220
Residential REITs - 0.2%
Apartment Investment and Management Co Class A	51,640	446,686
Clipper Realty Inc	677	2,484
NexPoint Residential Trust Inc	4,794	159,736
UMH Properties Inc	52,806	886,613
		1,495,519
Retail REITs - 0.4%
Alexander's Inc	1,454	327,615
CBL & Associates Properties Inc	9,362	237,701
NETSTREIT Corp (c)	13,657	231,213
Phillips Edison & Co Inc	15,374	538,551
Saul Centers Inc	7,652	261,239
Tanger Inc	68,084	2,082,010
		3,678,329
Specialized REITs - 0.2%
Outfront Media Inc	94,192	1,537,213
PotlatchDeltic Corp	2,840	108,971
		1,646,184
TOTAL REAL ESTATE		18,011,338

Utilities - 0.6%
Electric Utilities - 0.3%
Genie Energy Ltd Class B	1,430	38,437
MGE Energy Inc	13,008	1,150,428
Oklo Inc Class A (b)	16,250	909,838
Otter Tail Corp	1,787	137,760
		2,236,463
Gas Utilities - 0.1%
Chesapeake Utilities Corp	5,218	627,308
RGC Resources Inc	315	7,050
		634,358
Independent Power and Renewable Electricity Producers - 0.0%
Hallador Energy Co (b)	19,536	309,255
Montauk Renewables Inc (b)	9,734	21,609
		330,864
Water Utilities - 0.2%
American States Water Co	17,090	1,310,119
Cadiz Inc (b)	37,190	111,198
Consolidated Water Co Ltd	3,082	92,522
Global Water Resources Inc	7,913	80,633
Middlesex Water Co	1,849	100,179
York Water Co/The	1,531	48,380
		1,743,031
TOTAL UTILITIES		4,944,716

TOTAL UNITED STATES		860,212,236
TOTAL COMMON STOCKS (Cost $756,605,753)		893,156,288

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $339,959)	4.25	342,000	339,908

Money Market Funds - 9.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	18,102,915	18,106,536
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	68,449,982	68,456,827
TOTAL MONEY MARKET FUNDS (Cost $86,563,363)			86,563,363

TOTAL INVESTMENT IN SECURITIES - 109.8% (Cost $843,509,075)	980,059,559
NET OTHER ASSETS (LIABILITIES) - (9.8)%	(87,831,436)
NET ASSETS - 100.0%	892,228,123

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	25	Sep 2025	2,739,625	23,136	23,136

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $584,273 or 0.1% of net assets.

(e)	Level 3 security
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $141,131.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,708,509	178,665,525	164,267,498	160,559	-	-	18,106,536	18,102,915	0.0%
Fidelity Securities Lending Cash Central Fund	43,017,692	318,206,474	292,767,339	902,047	-	-	68,456,827	68,449,982	0.2%
Total	46,726,201	496,871,999	457,034,837	1,062,606	-	-	86,563,363

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	24,730,508	24,730,508	-	-
Consumer Discretionary	87,266,662	87,266,662	-	-
Consumer Staples	23,275,787	23,275,787	-	-
Energy	27,482,957	27,482,957	-	-
Financials	102,170,064	102,170,064	-	-
Health Care	203,706,797	203,701,943	1,096	3,758
Industrials	182,644,803	182,644,803	-	-
Information Technology	191,186,933	191,186,933	-	-
Materials	27,412,230	27,412,230	-	-
Real Estate	18,334,831	18,334,831	-	-
Utilities	4,944,716	4,944,716	-	-

U.S. Treasury Obligations	339,908	-	339,908	-

Money Market Funds	86,563,363	86,563,363	-	-
Total Investments in Securities:	980,059,559	979,714,797	341,004	3,758
Derivative Instruments:

Assets
Futures Contracts	23,136	23,136	-	-
Total Assets	23,136	23,136	-	-
Total Derivative Instruments:	23,136	23,136	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	23,136	0
Total Equity Risk	23,136	0
Total Value of Derivatives	23,136	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Growth Index Fund
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $68,282,181) - See accompanying schedule:
Unaffiliated issuers (cost $756,945,712)	$893,496,196
Fidelity Central Funds (cost $86,563,363)	86,563,363

Total Investment in Securities (cost $843,509,075)		$980,059,559
Foreign currency held at value (cost $378)		371
Receivable for investments sold		1,746,729
Receivable for fund shares sold		976,370
Dividends receivable		212,441
Distributions receivable from Fidelity Central Funds		68,173
Receivable for daily variation margin on futures contracts		11,590
Other receivables		2,831
Total assets		983,078,064
Liabilities
Payable to custodian bank	$445,948
Payable for investments purchased	2,219,415
Payable for fund shares redeemed	1,432,282
Accrued management fee	36,308
Notes payable to affiliates	18,254,000
Other payables and accrued expenses	5,160
Collateral on securities loaned	68,456,828
Total liabilities		90,849,941
Net Assets		$892,228,123
Net Assets consist of:
Paid in capital		$829,412,282
Total accumulated earnings (loss)		62,815,841
Net Assets		$892,228,123
Net Asset Value, offering price and redemption price per share ($892,228,123 ÷ 32,351,443 shares)		$27.58
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$4,829,170
Interest		15,322
Income from Fidelity Central Funds (including $902,047 from security lending)		1,062,606
Total income		5,907,098
Expenses
Management fee	$395,295
Independent trustees' fees and expenses	1,954
Interest	5,172
Total expenses before reductions	402,421
Expense reductions	(10,377)
Total expenses after reductions		392,044
Net Investment income (loss)		5,515,054
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,802,824)
Futures contracts	592,995
Total net realized gain (loss)		(7,209,829)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	65,749,061
Assets and liabilities in foreign currencies	1
Futures contracts	(29,521)
Total change in net unrealized appreciation (depreciation)		65,719,541
Net gain (loss)		58,509,712
Net increase (decrease) in net assets resulting from operations		$64,024,766
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,515,054	$4,385,652
Net realized gain (loss)	(7,209,829)	15,324,286
Change in net unrealized appreciation (depreciation)	65,719,541	31,613,062
Net increase (decrease) in net assets resulting from operations	64,024,766	51,323,000
Distributions to shareholders	(9,619,315)	(4,416,179)

Share transactions
Proceeds from sales of shares	437,577,387	352,653,267
Reinvestment of distributions	8,395,178	3,894,236
Cost of shares redeemed	(262,877,104)	(269,202,210)

Net increase (decrease) in net assets resulting from share transactions	183,095,461	87,345,293
Total increase (decrease) in net assets	237,500,912	134,252,114

Net Assets
Beginning of period	654,727,211	520,475,097
End of period	$892,228,123	$654,727,211

Other Information
Shares
Sold	16,106,991	14,713,757
Issued in reinvestment of distributions	316,747	165,518
Redeemed	(9,798,711)	(11,308,549)
Net increase (decrease)	6,625,027	3,570,726

Financial Highlights
Fidelity® Small Cap Growth Index Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.45	$23.49	$19.93	$30.90	$20.66
Income from Investment Operations
Net investment income (loss) A,B	.19	.19	.23	.17	.14
Net realized and unrealized gain (loss)	2.29	1.97	3.50	(10.17)	10.38
Total from investment operations	2.48	2.16	3.73	(10.00)	10.52
Distributions from net investment income	(.35)	(.20)	(.17)	(.16)	(.11)
Distributions from net realized gain	-	-	-	(.81)	(.18)
Total distributions	(.35)	(.20)	(.17)	(.97)	(.28) C
Net asset value, end of period	$27.58	$25.45	$23.49	$19.93	$30.90
Total Return D	9.80%	9.26%	18.78%	(33.33)%	51.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.70%	.78%	1.05%	.64%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$892,228	$654,727	$520,475	$274,753	$336,925
Portfolio turnover rate G	36%	48% H	42%	51%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Value Index Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
MAC Copper Ltd Class A (b)	77,707	939,478
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)	22,363	80,060
BERMUDA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	56,780	468,435
Financials - 0.3%
Banks - 0.2%
Bank of Nt Butterfield & Son Ltd/The (United States)	47,706	2,112,422
Insurance - 0.1%
Hamilton Insurance Group Ltd Class B (b)	49,103	1,061,607
Kestrel Group Ltd	464	12,305
		1,073,912
TOTAL FINANCIALS		3,186,334

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	31,359	180,941
TOTAL BERMUDA		3,835,710
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	74,244	715,712
BRITISH VIRGIN ISLANDS - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
Acuren Corp	69,455	766,783
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd	109,039	4,491,316
CANADA - 1.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	201,090	575,117
Kolibri Global Energy Inc (United States) (b)	30,249	207,206
Teekay Tankers Ltd Class A	26,336	1,098,738
		1,881,061
Health Care - 0.0%
Biotechnology - 0.0%
Fennec Pharmaceuticals Inc (United States) (b)	18,465	153,260
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	16,226	506,251
Information Technology - 0.1%
Software - 0.1%
Hut 8 Corp (United States) (b)(c)	102,917	1,914,256
Materials - 0.3%
Metals & Mining - 0.3%
Novagold Resources Inc (United States) (b)	19,001	77,714
Ssr Mining Inc (United States) (b)	222,195	2,830,764
		2,908,478
Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp (United States)	131,664	5,477,223
TOTAL CANADA		12,840,529
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	129,623	461,458
Software - 0.0%
Mercurity Fintech Holding Inc (b)	32,743	126,060
TOTAL CHINA		587,518
COSTA RICA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Logistic Properties Of The Americas (b)	3,596	24,561
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	60,547	635,138
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	517,442	890,000
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)	28,968	572,987
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)	113,730	105,826
TOTAL HONG KONG		678,813
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp (c)	38,610	370,656
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	38,588	234,229
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	12,833	603,151
TOTAL IRELAND		1,208,036
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	41,190	428,788
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	53,808	278,187
Pharmaceuticals - 0.0%
MediWound Ltd (b)	638	12,358
TOTAL HEALTH CARE		290,545

TOTAL ISRAEL		719,333
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	19,771	179,521
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (c)	244,549	447,525
MONACO - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc (c)	47,761	1,868,888
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Bulkers Holdings Ltd	8,159	70,738
Costamare Inc	48,444	441,325
Safe Bulkers Inc	62,746	226,513
		738,576
TOTAL MONACO		2,607,464
NORWAY - 0.3%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)(c)	43,682	1,146,652
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States)	28,520	626,870
SFL Corp Ltd (c)	133,991	1,116,145
		1,743,015
TOTAL ENERGY		2,889,667

Industrials - 0.1%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	119,263	146,693
Marine Transportation - 0.1%
Golden Ocean Group Ltd	112,872	826,224
TOTAL INDUSTRIALS		972,917

TOTAL NORWAY		3,862,584
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	31,855	1,283,757
PUERTO RICO - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	33,221	202,648
Liberty Latin America Ltd Class C (b)	134,903	839,097
		1,041,745
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	81,052	1,688,313
Ofg Bancorp	49,411	2,114,791
		3,803,104
TOTAL PUERTO RICO		4,844,849
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	23,965	829,189
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	18,241	352,416
SWEDEN - 0.2%
Financials - 0.2%
Insurance - 0.2%
SiriusPoint Ltd (b)	100,087	2,040,774
SWITZERLAND - 0.4%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Garrett Motion Inc	138,329	1,453,838
Health Care - 0.3%
Biotechnology - 0.3%
CRISPR Therapeutics AG (b)(c)	90,391	4,396,618
TOTAL SWITZERLAND		5,850,456
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	17,864	430,880
UNITED KINGDOM - 0.2%
Financials - 0.2%
Capital Markets - 0.0%
Marex Group PLC	10,624	419,329
Insurance - 0.2%
Fidelis Insurance Holdings Ltd	65,275	1,082,260
TOTAL FINANCIALS		1,501,589

Health Care - 0.0%
Pharmaceuticals - 0.0%
Indivior PLC (United States) (b)	19,821	292,161
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	29,910	364,304
TOTAL UNITED KINGDOM		2,158,054
UNITED STATES - 95.6%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.2%
Atn International Inc	11,332	184,144
Bandwidth Inc Class A (b)	22,457	357,066
IDT Corp Class B	4,031	275,398
Lumen Technologies Inc (b)	120,502	527,799
Shenandoah Telecommunications Co	55,580	759,223
		2,103,630
Entertainment - 0.4%
AMC Entertainment Holdings Inc Class A (b)(c)	474,650	1,471,415
CuriosityStream Inc Class A	2,894	16,293
Eventbrite Inc Class A (b)	81,462	214,245
Gaia Inc Class A (b)	18,553	81,448
Lionsgate Studios Corp	209,343	1,216,283
Marcus Corp/The	25,555	430,857
Playstudios Inc Class A (b)	100,765	132,002
Playtika Holding Corp	49,374	233,539
Reservoir Media Inc (b)	19,327	148,238
Sphere Entertainment Co Class A (b)(c)	30,175	1,261,315
Starz Entertainment Corp	13,824	222,152
Vivid Seats Inc Class A (b)	25,370	42,875
		5,470,662
Interactive Media & Services - 0.5%
Angi Inc Class A (b)	47,290	721,645
Bumble Inc Class A (b)	70,393	463,890
Cars.com Inc (b)	63,499	752,463
Getty Images Holdings Inc Class A (b)	120,516	200,057
Nextdoor Holdings Inc Class A (b)	231,076	383,586
Rumble Inc Class A (b)	65,881	591,611
Shutterstock Inc	26,800	508,128
Teads Holding Co (b)	38,461	95,383
TripAdvisor Inc Class A	65,806	858,768
TrueCar Inc (b)	85,775	162,973
Vimeo Inc Class A (b)	99,223	400,861
Ziff Davis Inc (b)	46,405	1,404,680
		6,544,045
Media - 1.0%
Advantage Solutions Inc Class A (b)(c)	102,989	135,945
Altice USA Inc Class A (b)	241,841	517,540
AMC Networks Inc Class A (b)	33,978	213,042
Boston Omaha Corp (b)	21,592	303,152
Cable One Inc (c)	5,681	771,537
EchoStar Corp Class A (b)	148,069	4,101,512
Entravision Communications Corp Class A	56,753	131,667
EW Scripps Co/The Class A (b)	69,800	205,212
Gannett Co Inc (b)	14,957	53,546
Gray Media Inc	98,447	445,965
iHeartMedia Inc Class A (b)	129,455	227,841
Integral Ad Science Holding Corp (b)	71,522	594,348
John Wiley & Sons Inc Class A	2,734	122,018
National CineMedia Inc	70,516	341,650
Newsmax Inc Class B	8,335	126,109
PubMatic Inc Class A (b)	45,580	567,015
Scholastic Corp	23,976	503,016
Sinclair Inc Class A	42,342	585,166
TechTarget Inc	26,110	202,875
TEGNA Inc	175,599	2,943,039
WideOpenWest Inc (b)	52,868	214,644
		13,306,839
Wireless Telecommunication Services - 0.3%
Spok Holdings Inc	23,179	409,805
Telephone and Data Systems Inc	107,050	3,808,839
		4,218,644
TOTAL COMMUNICATION SERVICES		31,643,820

Consumer Discretionary - 10.2%
Automobile Components - 1.4%
Adient PLC (b)	91,782	1,786,078
American Axle & Manufacturing Holdings Inc (b)	125,175	510,714
Cooper-Standard Holdings Inc (b)	18,356	394,654
Dana Inc	144,463	2,477,540
Fox Factory Holding Corp (b)	34,164	886,214
Gentherm Inc (b)	33,264	941,039
Goodyear Tire & Rubber Co/The (b)	285,208	2,957,608
Holley Inc Class A (b)	64,369	128,738
LCI Industries	24,161	2,203,242
Luminar Technologies Inc Class A (b)(c)	26,653	76,494
Motorcar Parts of America Inc (b)	19,877	222,622
Phinia Inc	43,014	1,913,693
Solid Power Inc (b)(c)	144,402	316,240
Standard Motor Products Inc	23,162	711,537
Strattec Security Corp (b)	4,202	261,406
Visteon Corp (b)	30,021	2,800,959
		18,588,778
Automobiles - 0.1%
Faraday Future Intelligent Electric Inc Class A (b)	97,852	164,391
Winnebago Industries Inc	30,054	871,566
		1,035,957
Broadline Retail - 0.1%
Kohl's Corp	120,591	1,022,612
Savers Value Village Inc (b)	2,025	20,655
		1,043,267
Distributors - 0.0%
A-Mark Precious Metals Inc	20,905	463,673
Weyco Group Inc	6,667	221,077
		684,750
Diversified Consumer Services - 0.8%
American Public Education Inc (b)	952	28,998
European Wax Center Inc Class A (b)	2,667	15,015
Graham Holdings Co Class B	3,494	3,305,918
Laureate Education Inc (b)	91,284	2,134,220
Matthews International Corp Class A	32,695	781,737
Mister Car Wash Inc (b)(c)	11,102	66,723
Perdoceo Education Corp	67,066	2,192,388
Strategic Education Inc	26,350	2,243,176
		10,768,175
Hotels, Restaurants & Leisure - 1.1%
Biglari Holdings Inc Class B (b)	726	212,144
BJ's Restaurants Inc (b)	8,370	373,302
Bloomin' Brands Inc	35,084	302,073
Cracker Barrel Old Country Store Inc (c)	17,639	1,077,390
Denny's Corp (b)(c)	50,508	207,083
Dine Brands Global Inc	14,414	350,693
El Pollo Loco Holdings Inc (b)	28,906	318,255
Empire Resorts Inc (b)(d)	41	0
Global Business Travel Group I Class A (b)	10,680	67,284
Golden Entertainment Inc	21,337	627,948
International Game Technology PLC	122,714	1,940,108
Jack in the Box Inc	3,499	61,093
Krispy Kreme Inc	75,129	218,625
Marriott Vacations Worldwide Corp	34,999	2,530,779
Nathan's Famous Inc	137	15,149
Papa John's International Inc (c)	32,686	1,599,653
PlayAGS Inc (b)	826	10,317
Portillo's Inc Class A (b)(c)	61,694	719,969
Potbelly Corp (b)	2,783	34,092
Pursuit Attractions and Hospitality Inc (b)	21,674	624,861
Rci Hospitality Holdings Inc	3,354	127,854
Red Rock Resorts Inc Class A	23,632	1,229,573
Sabre Corp (b)	291,242	920,325
Serve Robotics Inc (b)	5,642	64,544
Six Flags Entertainment Corp (b)	20,933	636,991
Target Hospitality Corp (b)	35,262	251,065
United Parks & Resorts Inc (b)(c)	1,430	67,425
		14,588,595
Household Durables - 2.5%
Bassett Furniture Industries Inc	8,959	136,177
Beazer Homes USA Inc (b)	31,482	704,252
Century Communities Inc	29,461	1,659,244
Cricut Inc Class A	50,387	341,120
Dream Finders Homes Inc Class A (b)	25,171	632,547
Ethan Allen Interiors Inc	25,559	711,818
Flexsteel Industries Inc	4,045	145,741
Green Brick Partners Inc (b)	22,699	1,427,313
Hamilton Beach Brands Holding Co Class A	7,889	141,134
Helen of Troy Ltd (b)	25,045	710,777
Hovnanian Enterprises Inc Class A (b)	5,312	555,370
KB Home	76,627	4,058,932
La-Z-Boy Inc	45,133	1,677,594
Legacy Housing Corp (b)	9,168	207,747
Leggett & Platt Inc	144,875	1,292,285
LGI Homes Inc (b)	22,742	1,171,668
Lovesac Co/The (b)	5,450	99,190
M/I Homes Inc (b)	28,898	3,240,044
Meritage Homes Corp	77,828	5,212,141
Sonos Inc (b)	10,283	111,159
Taylor Morrison Home Corp (b)	107,510	6,603,265
Traeger Inc (b)	32,140	54,959
Tri Pointe Homes Inc (b)	97,473	3,114,262
		34,008,739
Leisure Products - 0.6%
American Outdoor Brands Inc (b)	13,221	138,159
Clarus Corp	32,172	111,637
Escalade Inc	11,482	160,518
Funko Inc Class A (b)	37,644	179,185
JAKKS Pacific Inc	9,804	203,727
Johnson Outdoors Inc Class A	5,873	177,776
Latham Group Inc (b)	5,494	35,052
Malibu Boats Inc Class A (b)	20,521	643,128
Marine Products Corp	5,405	45,997
MasterCraft Boat Holdings Inc (b)	17,569	326,432
Outdoor Holding Co (b)	92,559	118,476
Peloton Interactive Inc Class A (b)	260,394	1,807,134
Polaris Inc	58,575	2,381,074
Smith & Wesson Brands Inc	48,240	418,723
Sturm Ruger & Co Inc	11,410	409,619
Topgolf Callaway Brands Corp (b)(c)	143,893	1,158,339
		8,314,976
Specialty Retail - 3.0%
1-800-Flowers.com Inc Class A (b)(c)	23,666	116,437
Academy Sports & Outdoors Inc	72,464	3,247,112
Advance Auto Parts Inc	65,553	3,047,559
America's Car-Mart Inc/TX (b)	8,090	453,364
American Eagle Outfitters Inc	178,299	1,715,236
Arko Corp	73,159	309,463
Asbury Automotive Group Inc (b)	21,422	5,110,004
BARK Inc (b)	35,352	31,091
Barnes & Noble Education Inc (b)	16,190	190,556
Beyond Inc (b)	60,190	414,107
Buckle Inc/The	2,301	104,350
Caleres Inc	36,449	445,407
Citi Trends Inc (b)	5,118	170,890
Designer Brands Inc Class A (c)	37,841	90,061
EVgo Inc Class A (b)	119,054	434,547
Foot Locker Inc (b)	93,385	2,287,933
Genesco Inc (b)	10,344	203,673
Group 1 Automotive Inc	7,722	3,372,275
Haverty Furniture Cos Inc	15,232	309,971
J Jill Inc	8,131	119,038
Lands' End Inc (b)(c)	13,049	139,755
MarineMax Inc (b)	19,543	491,311
Monro Inc	33,308	496,622
National Vision Holdings Inc (b)	84,987	1,955,551
ODP Corp/The (b)	30,267	548,741
OneWater Marine Inc Class A (b)(c)	12,115	162,220
Petco Health & Wellness Co Inc Class A (b)	78,971	223,488
RealReal Inc/The (b)	76,953	368,605
Sally Beauty Holdings Inc (b)	111,903	1,036,222
Shoe Carnival Inc	20,110	376,258
Signet Jewelers Ltd	45,646	3,631,139
Sleep Number Corp (b)(c)	22,734	153,568
Sonic Automotive Inc Class A	10,293	822,719
Stitch Fix Inc Class A (b)	107,368	397,262
Tile Shop Holdings Inc (b)	16,977	107,974
Torrid Holdings Inc (b)	25,642	75,643
Upbound Group Inc	37,867	950,462
Urban Outfitters Inc (b)	44,918	3,258,352
Victoria's Secret & Co (b)	52,934	980,338
Winmark Corp	3,221	1,216,282
Zumiez Inc (b)	17,208	228,178
		39,793,764
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	126,717	2,242,891
Carter's Inc	39,172	1,180,252
G-III Apparel Group Ltd (b)	42,552	953,165
Kontoor Brands Inc	11,442	754,829
Lakeland Industries Inc	9,748	132,670
Movado Group Inc	17,050	260,013
Oxford Industries Inc	15,548	625,807
Rocky Brands Inc	7,696	170,774
Steven Madden Ltd	69,202	1,659,464
Superior Group of Cos Inc	12,465	128,389
		8,108,254
TOTAL CONSUMER DISCRETIONARY		136,935,255

Consumer Staples - 1.8%
Beverages - 0.0%
MGP Ingredients Inc	15,517	465,044
Consumer Staples Distribution & Retail - 0.6%
Andersons Inc/The	35,756	1,314,033
Grocery Outlet Holding Corp (b)	103,600	1,286,712
HF Foods Group Inc (b)	45,270	143,958
Ingles Markets Inc Class A	15,956	1,011,291
SpartanNash Co	37,006	980,289
United Natural Foods Inc (b)	65,226	1,520,418
Village Super Market Inc Class A	9,827	378,340
Weis Markets Inc	18,093	1,311,562
		7,946,603
Food Products - 0.6%
Alico Inc	5,495	179,577
B&G Foods Inc	87,633	370,688
Beyond Meat Inc (b)	73,544	256,669
Calavo Growers Inc	1,802	47,915
Dole PLC	72,695	1,017,003
Fresh Del Monte Produce Inc	36,496	1,183,201
Hain Celestial Group Inc (b)	103,322	157,049
John B Sanfilippo & Son Inc	3,555	224,818
Limoneira Co	18,411	288,132
Mission Produce Inc (b)	52,546	615,839
Seneca Foods Corp Class A (b)	4,935	500,557
Simply Good Foods Co/The (b)	36,736	1,160,490
TreeHouse Foods Inc (b)	54,996	1,068,022
Utz Brands Inc Class A	79,673	999,896
WK Kellogg Co	5,632	89,774
		8,159,630
Household Products - 0.3%
Central Garden & Pet Co (b)(c)	20,592	724,426
Central Garden & Pet Co Class A (b)	44,944	1,406,298
Energizer Holdings Inc	15,897	320,484
Oil-Dri Corp of America	2,294	135,323
Spectrum Brands Holdings Inc	28,159	1,492,427
		4,078,958
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)	18,098	34,567
Edgewell Personal Care Co	51,010	1,194,144
Herbalife Ltd (b)	28,858	248,756
Honest Co Inc/The (b)	50,218	255,610
Medifast Inc (b)(c)	11,940	167,757
Nature's Sunshine Products Inc (b)	11,755	173,856
Nu Skin Enterprises Inc Class A	53,553	427,888
Olaplex Holdings Inc (b)	149,969	209,957
USANA Health Sciences Inc (b)	12,122	370,085
Waldencast plc Class A (b)(c)	46,087	112,913
		3,195,533
Tobacco - 0.1%
Turning Point Brands Inc	1,985	150,403
Universal Corp/VA	26,572	1,547,554
		1,697,957
TOTAL CONSUMER STAPLES		25,543,725

Energy - 5.7%
Energy Equipment & Services - 1.8%
Atlas Energy Solutions Inc	24,546	328,180
Bristow Group Inc (b)	30,753	1,013,926
ChampionX Corp	31,054	771,381
Core Laboratories Inc	51,314	591,137
DMC Global Inc (b)	13,959	112,510
Expro Group Holdings NV (b)	112,761	968,617
Flowco Holdings Inc Class A	8,989	160,094
Forum Energy Technologies Inc (b)	11,771	229,181
Helix Energy Solutions Group Inc (b)	118,912	742,011
Helmerich & Payne Inc	106,241	1,610,614
Innovex International Inc (b)	42,353	661,554
Liberty Energy Inc Class A	172,710	1,982,711
Mammoth Energy Services Inc (b)	27,695	77,546
Nabors Industries Ltd (b)(c)	15,290	428,426
National Energy Services Reunited Corp (b)	59,462	357,961
Natural Gas Services Group Inc (b)	7,862	202,918
Noble Corp PLC (c)	138,617	3,680,282
Oceaneering International Inc (b)	11,305	234,240
Oil States International Inc (b)	62,519	335,102
Patterson-UTI Energy Inc	385,556	2,286,347
ProFrac Holding Corp Class A (b)(c)	13,304	103,239
ProPetro Holding Corp (b)	86,169	514,429
Ranger Energy Services Inc Class A	18,601	222,096
RPC Inc	99,578	471,004
SEACOR Marine Holdings Inc (b)	21,709	110,716
Select Water Solutions Inc Class A	96,700	835,488
TETRA Technologies Inc (b)	138,343	464,832
Tidewater Inc (b)	3,001	138,436
Transocean Ltd (b)(c)	812,958	2,105,561
Valaris Ltd (b)(c)	69,676	2,934,056
		24,674,595
Oil, Gas & Consumable Fuels - 3.9%
Berry Corp	85,727	237,464
California Resources Corp	71,283	3,255,495
Calumet Inc	66,404	1,046,195
Centrus Energy Corp Class A (b)(c)	3,620	663,112
Chord Energy Corp warrants 9/1/2025 (b)	405	262
Clean Energy Fuels Corp (b)	191,967	374,336
CNX Resources Corp (b)	155,342	5,231,919
Comstock Resources Inc (b)(c)	24,446	676,421
Core Natural Resources Inc	37,789	2,635,405
Crescent Energy Co Class A	194,977	1,676,802
DHT Holdings Inc	139,859	1,511,876
Diversified Energy Co PLC (United States) (e)	59,899	878,718
Dorian LPG Ltd	40,591	989,609
Empire Petroleum Corp (b)	1,887	9,963
Energy Fuels Inc/Canada (United States) (b)(c)	166,767	958,910
Epsilon Energy Ltd	19,207	141,748
Evolution Petroleum Corp	6,329	29,746
Excelerate Energy Inc Class A	24,920	730,654
FutureFuel Corp	29,354	113,894
Gevo Inc (b)	251,942	332,563
Granite Ridge Resources Inc	59,856	381,283
Green Plains Inc (b)	69,871	421,322
HighPeak Energy Inc Class A (c)	19,651	192,580
Infinity Natural Resources Inc Class A	13,140	240,593
International Seaways Inc	44,169	1,611,285
Kinetik Holdings Inc Class A	13,580	598,199
Magnolia Oil & Gas Corp Class A	162,489	3,652,753
Murphy Oil Corp	148,140	3,333,150
NACCO Industries Inc Class A	4,307	190,843
Navigator Holdings Ltd	35,241	498,660
New Fortress Energy Inc Class A	184,645	613,021
NextNRG Inc (b)	14,495	40,151
Nordic American Tankers Ltd	228,009	599,664
Northern Oil & Gas Inc	101,099	2,866,157
OPAL Fuels Inc Class A (b)	3,759	9,096
Par Pacific Holdings Inc (b)	41,535	1,101,924
PBF Energy Inc Class A	91,534	1,983,542
Peabody Energy Corp	133,887	1,796,764
Prairie Operating Co (b)	23,907	71,601
PrimeEnergy Resources Corp (b)(c)	450	65,871
REX American Resources Corp (b)	11,712	570,492
Riley Exploration Permian Inc	11,808	309,724
SandRidge Energy Inc	39,788	430,506
Sitio Royalties Corp Class A	85,683	1,574,854
SM Energy Co	124,693	3,081,164
Summit Midstream Corp Class A	10,321	253,174
Talos Energy Inc (b)	130,540	1,106,979
VAALCO Energy Inc (c)	103,286	372,862
Vital Energy Inc (b)(c)	32,176	517,712
Vitesse Energy Inc (c)	32,636	720,929
W&T Offshore Inc	107,495	177,367
World Kinect Corp	52,515	1,488,800
		52,368,114
TOTAL ENERGY		77,042,709

Financials - 26.8%
Banks - 18.4%
1st Source Corp	20,725	1,286,401
ACNB Corp	11,194	479,551
Amalgamated Financial Corp	25,545	797,004
Amerant Bancorp Inc Class A	23,833	434,476
Ameris Bancorp	71,983	4,657,300
Ames National Corp	10,056	179,097
Arrow Financial Corp	17,474	461,663
Associated Banc-Corp	181,699	4,431,639
Atlantic Union Bankshares Corp	155,987	4,879,273
Axos Financial Inc (b)	49,409	3,757,060
Banc of California Inc (c)	141,782	1,992,037
BancFirst Corp	1,802	222,763
Bank First Corp	8,303	976,848
Bank of Hawaii Corp	10,052	678,812
Bank of Marin Bancorp	16,174	369,414
Bank7 Corp	4,321	180,747
BankFinancial Corp	12,336	142,728
BankUnited Inc	82,603	2,939,841
Bankwell Financial Group Inc	6,359	229,115
Banner Corp	37,152	2,383,301
Bar Harbor Bankshares	16,793	503,118
BayCom Corp	11,197	310,269
BCB Bancorp Inc	18,709	157,530
Berkshire Hills Bancorp Inc	50,738	1,270,480
Blue Foundry Bancorp (b)	19,101	182,797
Blue Ridge Bankshares Inc (b)	67,037	240,663
Bridgewater Bancshares Inc (b)	11,507	183,076
Brookline Bancorp Inc	96,613	1,019,267
Burke & Herbert Financial Services Corp	14,829	885,736
Business First Bancshares Inc	31,050	765,383
BV Financial Inc (b)	8,868	135,060
Byline Bancorp Inc	29,314	783,563
C&F Financial Corp	3,349	206,734
Cadence Bank	191,675	6,129,767
California BanCorp (b)	20,134	317,312
Camden National Corp	18,255	740,788
Capital Bancorp Inc	9,756	327,606
Capital City Bank Group Inc	15,129	595,326
Capitol Federal Financial Inc	135,574	827,001
Carter Bankshares Inc (b)	20,063	347,892
Cathay General Bancorp	73,676	3,354,468
CB Financial Services Inc	5,077	144,695
Central Pacific Financial Corp	29,166	817,523
CF Bankshares Inc Class A	3,926	94,106
Chain Bridge Bancorp Inc Class A	2,409	62,080
Chemung Financial Corp	4,593	222,623
ChoiceOne Financial Services Inc	15,599	447,691
Citizens & Northern Corp	17,004	322,056
Citizens Community Bancorp Inc/WI	10,190	140,622
Citizens Financial Services Inc	4,596	269,877
City Holding Co	5,655	692,285
Civista Bancshares Inc	16,620	385,584
CNB Financial Corp/PA	22,666	518,145
Colony Bankcorp Inc	18,513	304,909
Columbia Financial Inc (b)	26,874	389,942
Community Financial System Inc	44,877	2,552,155
Community Trust Bancorp Inc	17,376	919,538
Community West Bancshares	14,675	286,309
Connectone Bancorp Inc	39,171	907,200
Customers Bancorp Inc (b)	29,642	1,741,171
CVB Financial Corp	144,824	2,866,067
Dime Community Bancshares Inc	35,643	960,222
Eagle Bancorp Inc	26,392	514,116
Eagle Bancorp Montana Inc	7,969	132,843
Eagle Financial Services Inc	4,705	144,067
Eastern Bankshares Inc	214,645	3,277,629
ECB Bancorp Inc/MD (b)	8,087	124,863
Enterprise Bancorp Inc/MA	10,487	415,705
Enterprise Financial Services Corp (c)	39,941	2,200,749
Equity Bancshares Inc Class A	16,980	692,784
ESSA Bancorp Inc	9,477	183,854
Farmers & Merchants Bancorp Inc/Archbold OH	14,129	357,181
Farmers National Banc Corp	40,897	563,970
FB Bancorp Inc	18,489	208,001
FB Financial Corp	38,239	1,732,227
Fidelity D&D Bancorp Inc	5,374	247,204
Financial Institutions Inc	21,475	551,478
Finward Bancorp	3,568	98,548
Finwise Bancorp (b)	3,711	55,702
First Bancorp Inc/The	12,251	311,298
First Bancorp/Southern Pines NC	43,905	1,935,771
First Bank/Hamilton NJ	23,378	361,658
First Busey Corp	93,739	2,145,217
First Business Financial Services Inc	8,129	411,815
First Capital Inc	3,584	147,983
First Commonwealth Financial Corp	110,914	1,800,134
First Community Bankshares Inc	17,187	673,215
First Community Corp/SC	5,993	146,109
First Financial Bancorp	104,445	2,533,836
First Financial Corp	10,868	588,937
First Foundation Inc (b)	68,624	349,982
First Interstate BancSystem Inc Class A	97,227	2,802,082
First Interstate Bank of Calif	4,378	117,768
First Merchants Corp	60,501	2,317,188
First Mid Bancshares Inc	22,581	846,562
First National Corp/VA	7,838	152,606
First Savings Financial Group Inc	5,959	149,213
First United Corp	6,531	202,526
First Western Financial Inc (b)	5,750	129,720
Firstsun Capital Bancorp (b)	13,653	474,442
Five Star Bancorp	5,935	169,385
Flagstar Financial Inc	331,439	3,513,253
Flushing Financial Corp	35,848	425,874
Franklin Financial Services Corp	4,525	156,678
FS Bancorp Inc	7,318	288,183
Fulton Financial Corp	199,883	3,605,889
FVCBankcorp Inc (b)	17,176	202,677
GBank Financial Holdings Inc (b)	9,205	325,949
German American Bancorp Inc	39,483	1,520,490
Glacier Bancorp Inc	99,389	4,281,678
Great Southern Bancorp Inc	9,365	550,475
Greene County Bancorp Inc	3,160	70,215
Guaranty Bancshares Inc/TX	8,849	375,552
Hancock Whitney Corp	94,111	5,401,971
Hanmi Financial Corp	32,919	812,441
Hanover Bancorp Inc	4,715	107,926
Harborone Northeast Bancorp Inc	41,786	488,060
Hawthorn Bancshares Inc	6,392	186,263
HBT Financial Inc	13,988	352,637
Heritage Commerce Corp	66,855	663,870
Heritage Financial Corp Wash	37,258	888,231
Hilltop Holdings Inc	50,069	1,519,594
Hingham Institution For Savings The (c)	1,516	376,499
Home Bancorp Inc	7,482	387,418
Home BancShares Inc/AR	205,429	5,846,509
HomeStreet Inc (b)	19,505	254,930
HomeTrust Bancshares Inc	17,211	643,864
Hope Bancorp Inc	122,992	1,319,704
Horizon Bancorp Inc/IN	47,580	731,780
Independent Bank Corp	46,714	2,937,610
Independent Bank Corp/MI	22,086	715,807
International Bancshares Corp	53,155	3,537,997
Investar Holding Corp	9,842	190,147
John Marshall Bancorp Inc	13,532	250,748
Kearny Financial Corp/MD	62,934	406,554
Lakeland Financial Corp	12,610	774,885
Landmark Bancorp Inc/Manhattan KS	5,026	132,887
LCNB Corp	15,411	223,922
LINKBANCORP Inc	21,681	158,488
Live Oak Bancshares Inc	21,823	650,325
MainStreet Bancshares Inc	7,166	135,437
Mercantile Bank Corp	17,391	807,116
Meridian Corp	8,223	105,994
Metrocity Bankshares Inc	8,592	245,559
Metropolitan Bank Holding Corp (b)	8,018	561,260
Mid Penn Bancorp Inc	21,827	615,521
Middlefield Banc Corp	8,160	245,698
Midland States Bancorp Inc	23,512	407,228
MidWestOne Financial Group Inc	22,182	638,176
MVB Financial Corp	12,634	284,644
National Bank Holdings Corp Class A	41,508	1,561,116
National Bankshares Inc VA	7,374	200,573
NB Bancorp Inc (b)	37,524	670,179
Nbt Bancorp Inc	52,410	2,177,636
Nicolet Bankshares Inc	10,416	1,286,168
Northeast Bank	3,132	278,717
Northeast Community Bancorp Inc	13,475	313,226
Northfield Bancorp Inc	36,329	417,057
Northpointe Bancshares Inc	11,202	153,579
Northrim BanCorp Inc	2,830	263,926
Northwest Bancshares Inc	141,508	1,808,472
Norwood Financial Corp	9,669	249,267
Oak Valley Bancorp	7,530	205,117
OceanFirst Financial Corp	62,642	1,103,126
Ohio Valley Banc Corp	4,218	135,946
Old National Bancorp/IN	308,904	6,592,012
Old Point Financial Corp	2,461	96,594
Old Second Bancorp Inc	46,625	827,128
OP Bancorp	12,127	157,530
Orange County Bancorp Inc	7,536	194,730
Origin Bancorp Inc	30,357	1,084,959
Orrstown Financial Services Inc	20,365	648,218
Pacific Premier Bancorp Inc	105,871	2,232,819
Park National Corp	16,180	2,706,267
Parke Bancorp Inc	10,895	221,931
PCB Bancorp	10,499	220,269
Peapack-Gladstone Financial Corp	9,914	280,071
Penns Woods Bancorp Inc	7,928	240,694
Peoples Bancorp Inc/OH	38,625	1,179,608
Peoples Bancorp of North Carolina Inc	4,743	136,836
Peoples Financial Services Corp	9,344	461,313
Pioneer Bancorp Inc/NY (b)	11,861	142,688
Plumas Bancorp	5,868	260,891
Ponce Financial Group Inc (b)	20,490	283,582
Preferred Bank/Los Angeles CA	13,650	1,181,339
Primis Financial Corp	23,263	252,404
Princeton Bancorp Inc	5,346	163,267
Provident Bancorp Inc (b)	17,097	213,542
Provident Financial Services Inc	118,611	2,079,251
QCR Holdings Inc	17,804	1,208,892
RBB Bancorp	18,740	322,515
Red River Bancshares Inc	5,100	299,370
Renasant Corp	102,833	3,694,790
Republic Bancorp Inc/KY Class A	9,104	665,593
Rhinebeck Bancorp Inc (b)	4,405	51,671
Richmond Mutual BanCorp Inc	9,320	128,616
Riverview Bancorp Inc	21,495	118,223
S&T Bancorp Inc	42,033	1,589,688
SB Financial Group Inc	6,548	125,067
Seacoast Banking Corp of Florida	92,790	2,562,860
Shore Bancshares Inc	28,340	445,505
Sierra Bancorp	13,803	409,811
Simmons First National Corp Class A	137,561	2,608,157
SmartFinancial Inc	12,778	431,641
Sound Financial Bancorp Inc	2,250	103,500
South Plains Financial Inc	13,724	494,613
Southern First Bancshares Inc (b)	8,359	317,893
Southern Missouri Bancorp Inc	9,511	521,013
Southern States Bancshares Inc	9,079	330,203
Southside Bancshares Inc	32,022	942,407
SR Bancorp Inc	7,869	106,232
Stellar Bancorp Inc	51,107	1,429,974
Stock Yards Bancorp Inc	1,548	122,261
Texas Capital Bancshares Inc (b)	42,635	3,385,219
Third Coast Bancshares Inc (b)	13,897	454,015
Timberland Bancorp Inc/WA	8,286	258,523
Tompkins Financial Corp	14,731	924,076
Towne Bank/Portsmouth VA	77,065	2,634,082
TriCo Bancshares	33,530	1,357,630
Triumph Financial Inc (b)	13,318	733,955
TrustCo Bank Corp NY	20,616	688,987
Trustmark Corp	61,690	2,249,217
UMB Financial Corp	72,384	7,611,902
Union Bankshares Inc/Morrisville VT	373	9,929
United Bankshares Inc/WV	154,890	5,642,643
United Community Banks Inc/GA	131,754	3,924,952
United Security Bancshares/Fresno CA	15,645	135,329
Unity Bancorp Inc	4,100	193,028
Univest Financial Corp	31,421	943,887
USCB Financial Holdings Inc	7,460	123,388
Valley National Bancorp	401,415	3,584,636
Veritex Holdings Inc	57,851	1,509,911
Virginia National Bankshares Corp	5,471	202,427
WaFd Inc	88,183	2,581,998
Washington Trust Bancorp Inc	21,405	605,333
WesBanco Inc	98,062	3,101,701
West BanCorp Inc	14,521	285,047
Westamerica BanCorp	27,978	1,355,254
Western New England Bancorp Inc	19,551	180,456
WSFS Financial Corp	63,171	3,474,405
		245,265,160
Capital Markets - 0.5%
AlTi Global Inc Class A (b)(c)	46,311	192,191
Artisan Partners Asset Management Inc Class A	31,203	1,383,229
Bakkt Holdings Inc Class A (b)	4,443	61,980
Cohen & Steers Inc	2,727	205,479
Diamond Hill Investment Group Inc	2,515	365,455
DigitalBridge Group Inc Class A	186,957	1,935,005
Donnelley Financial Solutions Inc (b)	8,014	494,063
Forge Global Holdings Inc Class A (b)(c)	11,163	212,544
GCM Grosvenor Inc Class A	3,265	37,742
MarketWise Inc Class A	2,553	50,524
Open Lending Corp (b)	111,737	216,770
Siebert Financial Corp (b)	13,447	59,436
Silvercrest Asset Management Group Inc Class A	8,958	142,074
Value Line Inc	140	5,480
Virtus Invt Partners Inc	7,180	1,302,452
Westwood Holdings Group Inc	8,286	129,262
		6,793,686
Consumer Finance - 0.9%
Atlanticus Holdings Corp (b)	5,309	290,668
Bread Financial Holdings Inc	50,957	2,910,664
Consumer Portfolio Services Inc (b)	9,673	95,086
Encore Capital Group Inc (b)(c)	25,118	972,318
Green Dot Corp Class A (b)	58,680	632,570
LendingClub Corp (b)	123,732	1,488,496
Lendingtree Inc (b)	776	28,766
Medallion Financial Corp	18,678	178,001
Navient Corp	76,340	1,076,394
Nelnet Inc Class A	15,048	1,822,614
Oportun Financial Corp (b)	36,158	258,891
PRA Group Inc (b)	42,928	633,188
PROG Holdings Inc	43,998	1,291,341
Regional Management Corp	8,756	255,763
Vroom Inc	1,060	30,221
World Acceptance Corp (b)	3,662	604,669
		12,569,650
Financial Services - 3.1%
Acacia Research Corp (b)	36,545	130,831
Alerus Financial Corp	24,608	532,517
Better Home & Finance Holding Co Class A (b)	5,411	67,042
Burford Capital Ltd	76,245	1,087,254
Cannae Holdings Inc	62,619	1,305,606
Cass Information Systems Inc	1,635	71,041
Compass Diversified Holdings	77,033	483,767
Enact Holdings Inc	31,638	1,175,352
Essent Group Ltd	108,560	6,592,849
Federal Agricultural Mortgage Corp Class C	826	160,475
Finance of America Cos Inc Class A (b)	4,761	111,027
Flywire Corp (b)	12,591	147,315
HA Sustainable Infrastructure Capital Inc	134,110	3,602,195
Jackson Financial Inc	78,299	6,952,169
loanDepot Inc Class A (b)	89,525	113,697
Marqeta Inc Class A (b)	227,841	1,328,313
Merchants Bancorp/IN	28,386	938,725
NewtekOne Inc	28,109	317,070
NMI Holdings Inc (b)	85,237	3,596,149
Onity Group Inc (b)	7,023	268,068
Paysafe Ltd (b)	35,363	446,281
PennyMac Financial Services Inc	31,927	3,181,206
Radian Group Inc	154,530	5,566,171
Repay Holdings Corp Class A (b)	85,510	412,158
Security National Financial Corp Class A	15,560	153,266
Sezzle Inc (b)	1,413	253,280
SWK Holdings Corp	3,314	48,848
Velocity Financial Inc (b)	11,586	214,804
Walker & Dunlop Inc	36,178	2,549,825
Waterstone Financial Inc	17,675	244,092
		42,051,393
Insurance - 2.1%
Ambac Financial Group Inc (b)	51,279	364,081
American Coastal Insurance Corp	12,647	140,635
Amerisafe Inc	10,037	438,918
Citizens Inc/TX Class A (b)	49,292	172,029
CNO Financial Group Inc	108,033	4,167,913
Donegal Group Inc Class A	17,988	360,210
eHealth Inc (b)	31,817	138,404
Employers Holdings Inc	26,329	1,242,202
Enstar Group Ltd (b)	12,953	4,356,871
F&G Annuities & Life Inc	21,968	702,537
Genworth Financial Inc Class A (b)	448,331	3,488,015
GoHealth Inc Class A (b)	5,119	28,410
Goosehead Insurance Inc Class A	5,314	560,680
Greenlight Capital Re Ltd Class A (b)	28,297	406,628
Heritage Insurance Holdings Inc (b)	5,231	130,461
Hippo Holdings Inc (b)	9,004	251,482
Horace Mann Educators Corp	44,568	1,915,087
Investors Title Co	1,264	267,083
James River Group Holdings Ltd	40,337	236,375
Kingstone Cos Inc (b)	686	10,571
MBIA Inc (b)(c)	49,752	215,924
Mercury General Corp	29,446	1,982,894
NI Holdings Inc (b)	7,183	91,511
ProAssurance Corp (b)	55,323	1,263,024
Safety Insurance Group Inc	16,215	1,287,309
Selective Insurance Group Inc	7,892	683,842
Selectquote Inc (b)	42,717	101,666
Stewart Information Services Corp	30,440	1,981,644
Tiptree Inc Class A	18,245	430,217
United Fire Group Inc	22,807	654,561
Universal Insurance Holdings Inc	21,444	594,642
		28,665,826
Mortgage Real Estate Investment Trusts (REITs) - 1.8%
ACRES Commercial Realty Corp (b)	5,929	106,365
AG Mortgage Investment Trust Inc	30,315	228,878
Angel Oak Mortgage REIT Inc	8,874	83,592
Apollo Commercial Real Estate Finance Inc	78,631	761,148
Arbor Realty Trust Inc (c)	210,824	2,255,817
Ares Commercial Real Estate Corp	60,193	287,121
ARMOUR Residential REIT Inc (c)	91,380	1,536,098
Blackstone Mortgage Trust Inc Class A	178,126	3,428,926
Brightspire Capital Inc Class A	144,709	730,780
Chimera Investment Corp	87,497	1,213,583
Claros Mortgage Trust Inc	102,996	293,539
Dynex Capital Inc	116,404	1,422,457
Ellington Financial Inc	100,588	1,306,638
Franklin BSP Realty Trust Inc	92,466	988,462
Invesco Mortgage Capital Inc	74,715	585,766
Kkr Real Estate Finance Trust Inc	63,416	556,158
Ladder Capital Corp Class A	125,203	1,345,932
Lument Finance Trust Inc	53,915	119,151
MFA Financial Inc	115,639	1,093,945
New York Mortgage Trust Inc	93,500	626,450
Nexpoint Real Estate Finance Inc	8,959	123,545
Orchid Island Capital Inc	120,054	841,579
Pennymac Mortgage Investment Trust	96,875	1,245,813
Ready Capital Corp	183,401	801,462
Redwood Trust Inc	146,226	864,196
Rithm Property Trust Inc	46,051	124,338
Seven Hills Realty Trust	16,939	204,454
Sunrise Realty Trust Inc	11,318	119,971
TPG RE Finance Trust Inc	78,067	602,677
Two Harbors Investment Corp	57,519	619,480
		24,518,321
TOTAL FINANCIALS		359,864,036

Health Care - 8.1%
Biotechnology - 3.6%
4D Molecular Therapeutics Inc (b)	44,035	163,370
89bio Inc (b)	89,632	880,186
Abeona Therapeutics Inc (b)	2,639	14,990
Absci Corp (b)(c)	24,086	61,901
Agios Pharmaceuticals Inc (b)	61,712	2,052,541
Akebia Therapeutics Inc (b)	242,000	880,880
Aldeyra Therapeutics Inc (b)	11,301	43,283
Alector Inc (b)	80,482	112,675
Alkermes PLC (b)	44,202	1,264,619
Allogene Therapeutics Inc (b)(c)	166,422	188,057
Anika Therapeutics Inc (b)	13,485	142,671
Annexon Inc (b)	105,321	252,770
Arbutus Biopharma Corp (b)(c)	9,978	30,832
Arcturus Therapeutics Holdings Inc (b)	17,085	222,276
Arcus Biosciences Inc (b)	19,848	161,563
Astria Therapeutics Inc (b)	46,602	249,787
aTyr Pharma Inc (b)	6,317	32,027
Aura Biosciences Inc (b)(c)	27,755	173,746
Avidity Biosciences Inc (b)	10,214	290,078
Bicara Therapeutics Inc	35,286	327,807
Candel Therapeutics Inc (b)	3,971	20,093
Cardiff Oncology Inc (b)(c)	35,882	113,028
Cargo Therapeutics Inc (b)(c)	38,818	159,930
Cartesian Therapeutics Inc (b)	8,849	91,941
Cartesian Therapeutics Inc rights (b)(d)	65,209	18,259
Celcuity Inc (b)	1,949	26,019
Celldex Therapeutics Inc (b)	71,610	1,457,264
Chinook Therapeutics Inc rights (b)(d)	488	0
Cidara Therapeutics Inc (b)	18,329	892,806
Cogent Biosciences Inc (b)	6,993	50,210
Coherus Oncology Inc (b)(c)	78,717	57,566
Compass Therapeutics Inc (b)	46,555	121,043
Cullinan Therapeutics Inc (b)	55,647	419,022
Cytokinetics Inc (b)	113,226	3,740,987
Day One Biopharmaceuticals Inc (b)	74,926	487,019
Denali Therapeutics Inc (b)	136,229	1,905,844
Design Therapeutics Inc (b)(c)	33,316	112,275
Dianthus Therapeutics Inc (b)	19,574	364,664
Dyne Therapeutics Inc (b)	69,732	663,849
Editas Medicine Inc (b)	94,902	208,784
Eledon Pharmaceuticals Inc (b)	59,622	161,576
Emergent BioSolutions Inc (b)	58,774	374,978
Enanta Pharmaceuticals Inc (b)	21,597	163,273
Entrada Therapeutics Inc (b)	30,445	204,590
Erasca Inc (b)	190,463	241,888
Fate Therapeutics Inc (b)	124,203	139,107
Foghorn Therapeutics Inc (b)	10,874	51,108
GRAIL Inc (b)	33,283	1,711,412
Heron Therapeutics Inc (b)(c)	148,717	307,844
Humacyte Inc Class A (b)	104,926	219,295
Ideaya Biosciences Inc (b)	91,549	1,924,360
ImmunityBio Inc (b)(c)	44,094	116,408
Inhibikase Therapeutics Inc (b)	59,901	116,807
Inhibrx Biosciences Inc (b)(c)	10,051	143,428
Inozyme Pharma Inc (b)	61,112	244,448
Intellia Therapeutics Inc (b)(c)	112,818	1,058,233
Iovance Biotherapeutics Inc (b)	280,886	483,124
Ironwood Pharmaceuticals Inc Class A (b)	14,504	10,401
iTeos Therapeutics Inc (b)	32,572	324,743
Jade Biosciences Inc	35,445	354,096
Janux Therapeutics Inc (b)	29,218	674,936
Keros Therapeutics Inc (b)	36,975	493,616
Kodiak Sciences Inc (b)	34,469	128,569
Korro Bio Inc (b)	7,253	90,590
Kura Oncology Inc (b)	86,506	499,140
Larimar Therapeutics Inc (b)	46,695	134,949
Lexeo Therapeutics Inc (b)(c)	26,160	105,163
MeiraGTx Holdings plc (b)	11,699	76,277
Metsera Inc (c)	8,539	242,935
Monte Rosa Therapeutics Inc (b)(c)	51,042	230,199
Myriad Genetics Inc (b)	99,599	528,871
Neurogene Inc (b)(c)	10,759	160,847
Nkarta Inc (b)	58,383	96,916
Novavax Inc (b)(c)	29,466	185,636
Nurix Therapeutics Inc (b)	82,407	938,616
Olema Pharmaceuticals Inc (b)	65,225	277,859
OmniAb Operations Inc (b)(d)	3,625	1,450
OmniAb Operations Inc (b)(d)	3,625	1,159
ORIC Pharmaceuticals Inc (b)(c)	35,187	357,148
Oruka Therapeutics Inc	29,789	333,935
Palvella Therapeutics Inc (b)	478	10,773
Perspective Therapeutics Inc (b)	65,357	224,828
Praxis Precision Medicines Inc (b)	17,893	752,401
Precigen Inc (b)(c)	11,377	16,155
Prime Medicine Inc (b)	63,858	157,729
Protara Therapeutics Inc (b)	35,056	106,220
PTC Therapeutics Inc (b)	15,842	773,723
Puma Biotechnology Inc (b)	46,639	159,972
REGENXBIO Inc (b)	51,067	419,260
Relay Therapeutics Inc (b)	143,753	497,385
Replimune Group Inc (b)	71,880	667,765
Rezolute Inc (b)	10,082	44,966
Rocket Pharmaceuticals Inc (b)	78,602	192,575
Sage Therapeutics Inc (b)	61,790	563,525
Sana Biotechnology Inc (b)	130,007	354,919
Scholar Rock Holding Corp (b)	7,141	252,934
Solid Biosciences Inc (b)	72,239	351,804
Spyre Therapeutics Inc (b)(c)	17,917	268,217
Syndax Pharmaceuticals Inc (b)	6,265	58,672
Tango Therapeutics Inc (b)	83,886	429,496
Tectonic Therapeutic Inc (b)	9,934	197,389
Tevogen Bio Holdings Inc Class A (b)(c)	10,743	13,429
Tonix Pharmaceuticals Holding Corp (b)	8,273	297,663
Tourmaline Bio Inc (b)	20,818	332,880
Travere Therapeutics Inc (b)	5,852	86,610
TriSalus Life Sciences Inc Class A (b)	12,921	70,419
Tyra Biosciences Inc (b)	26,291	251,605
Upstream Bio Inc	38,228	419,743
UroGen Pharma Ltd (b)(c)	7,071	96,873
Vanda Pharmaceuticals Inc (b)	60,065	283,507
Vaxcyte Inc (b)	137,395	4,466,711
Verastem Inc (b)	21,630	89,765
Verve Therapeutics Inc (b)	74,643	838,241
Vir Biotechnology Inc (b)	97,254	490,160
Viridian Therapeutics Inc (b)	15,762	220,353
Voyager Therapeutics Inc (b)	50,256	156,296
Xencor Inc (b)	76,823	603,829
XOMA Royalty Corp (b)	2,874	72,425
Zenas Biopharma Inc (c)	17,869	173,151
		47,830,960
Health Care Equipment & Supplies - 1.3%
Accuray Inc Del (b)	4,092	5,606
AngioDynamics Inc (b)	33,023	327,588
Artivion Inc (b)	7,560	235,116
Avanos Medical Inc (b)	48,504	593,689
Beta Bionics Inc (c)	1,804	26,266
CONMED Corp	34,129	1,777,438
Embecta Corp	56,949	551,836
Enovis Corp (b)	62,171	1,949,683
ICU Medical Inc (b)	6,578	869,283
Inogen Inc (b)	26,011	182,857
Integra LifeSciences Holdings Corp (b)	73,297	899,354
Kestra Medical Technologies Ltd	1,722	28,551
LivaNova PLC (b)	59,466	2,677,160
Lucid Diagnostics Inc (b)	42,623	49,016
Merit Medical Systems Inc (b)	4,409	412,153
Neogen Corp (b)	238,979	1,142,320
Omnicell Inc (b)	50,909	1,496,725
OraSure Technologies Inc (b)	80,895	242,685
Orthofix Medical Inc (b)	41,875	466,906
OrthoPediatrics Corp (b)	14,089	302,632
Outset Medical Inc (b)	11,864	227,907
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	1,203	4,746
QuidelOrtho Corp (b)	41,984	1,209,979
Semler Scientific Inc (b)	7,630	295,586
STAAR Surgical Co (b)	7,875	132,143
Stereotaxis Inc (b)	4,228	8,963
Tactile Systems Technology Inc (b)	25,610	259,685
Utah Medical Products Inc	3,326	189,316
Varex Imaging Corp (b)	44,067	382,061
Zimvie Inc (b)	29,555	276,339
		17,223,589
Health Care Providers & Services - 1.4%
AdaptHealth Corp (b)	101,049	952,892
Addus HomeCare Corp (b)	10,252	1,180,928
AirSculpt Technologies Inc (b)	3,664	17,696
AMN Healthcare Services Inc (b)	41,882	865,701
Ardent Health Inc	23,731	324,165
Aveanna Healthcare Holdings Inc (b)	11,983	62,671
Brookdale Senior Living Inc (b)	27,650	192,444
Castle Biosciences Inc (b)	31,109	635,246
Community Health Systems Inc (b)	51,108	173,767
Concentra Group Holdings Parent Inc	7,128	146,623
Cross Country Healthcare Inc (b)	33,761	440,581
DocGo Inc Class A (b)	100,233	157,366
Enhabit Inc (b)	53,674	517,417
Fulgent Genetics Inc (b)	23,025	457,737
Innovage Holding Corp (b)	14,218	52,464
LifeStance Health Group Inc (b)	64,429	333,098
National HealthCare Corp	13,899	1,487,332
NeoGenomics Inc (b)	127,751	933,860
OPKO Health Inc (b)	394,849	521,201
Owens & Minor Inc (b)	82,366	749,531
PACS Group Inc (b)	3,505	45,285
Pediatrix Medical Group Inc (b)	92,930	1,333,546
Performant Healthcare Inc (b)	19,233	76,932
Premier Inc Class A	100,157	2,196,443
RadNet Inc (b)	13,421	763,789
SBC Medical Group Holdings Inc (b)	6,192	28,731
Select Medical Holdings Corp	122,309	1,856,651
Sonida Senior Living Inc (b)	1,972	49,201
Surgery Partners Inc (b)	84,378	1,875,723
US Physical Therapy Inc	6,476	506,423
		18,935,444
Health Care Technology - 0.2%
Definitive Healthcare Corp Class A (b)	38,577	150,450
Evolent Health Inc Class A (b)	86,619	975,330
Health Catalyst Inc (b)	73,796	278,211
HealthStream Inc	15,326	424,070
LifeMD Inc (b)	11,932	162,514
Teladoc Health Inc (b)	154,843	1,348,683
Waystar Holding Corp (b)	15,082	616,401
		3,955,659
Life Sciences Tools & Services - 0.5%
10X Genomics Inc Class A (b)	85,345	988,295
Atlantic International Corp (b)	5,243	10,643
Azenta Inc (b)	44,607	1,373,003
Codexis Inc (b)	16,020	39,089
CryoPort Inc (b)	41,487	309,493
Cytek Biosciences Inc (b)	128,695	437,563
Fortrea Holdings Inc (b)	99,674	492,390
Lifecore Biomedical Inc (b)(c)	7,940	64,473
Maravai LifeSciences Holdings Inc Class A (b)	133,795	322,446
MaxCyte Inc (United States) (b)	111,329	242,697
OmniAb Inc (b)(c)	94,228	163,957
Pacific Biosciences of California Inc (b)(c)	302,056	374,549
Personalis Inc (b)	54,693	358,786
Quanterix Corp (b)	40,320	268,128
Quantum-Si Inc Class A (b)(c)	154,132	302,099
Standard BioTools Inc (b)(c)	328,159	393,791
		6,141,402
Pharmaceuticals - 1.1%
Aardvark Therapeutics Inc	2,747	37,139
Aclaris Therapeutics Inc (b)	98,955	140,516
Alumis Inc (b)(c)	52,169	156,507
Amneal Intermediate Inc Class A (b)	20,055	162,245
Amphastar Pharmaceuticals Inc (b)	37,799	867,865
Amylyx Pharmaceuticals Inc (b)	17,059	109,348
Aquestive Therapeutics Inc (b)(c)	61,419	203,297
Arvinas Inc (b)	64,719	476,332
Atea Pharmaceuticals Inc (b)	82,516	297,058
BioAge Labs Inc	26,068	107,661
Biote Corp Class A (b)	22,571	90,735
Esperion Therapeutics Inc (b)(c)	143,991	141,745
EyePoint Pharmaceuticals Inc (b)	67,755	637,575
Fulcrum Therapeutics Inc (b)	53,868	370,612
Innoviva Inc (b)(c)	7,710	154,894
Ligand Pharmaceuticals Inc (b)	18,390	2,090,575
Maze Therapeutics Inc (c)	9,115	111,841
MBX Biosciences Inc (b)(c)	18,743	213,858
Mind Medicine MindMed Inc (b)	56,828	368,814
Novartis AG rights (b)(d)	31,059	0
Nuvation Bio Inc Class A (b)	251,514	490,452
Omeros Corp (b)(c)	6,815	20,445
Pacira BioSciences Inc (b)	45,889	1,096,747
Phathom Pharmaceuticals Inc (b)(c)	33,749	323,653
Prestige Consumer Healthcare Inc (b)	44,092	3,520,746
Rapport Therapeutics Inc (b)	19,282	219,236
Septerna Inc (c)	23,476	248,141
SIGA Technologies Inc	9,382	61,171
Supernus Pharmaceuticals Inc (b)	53,892	1,698,676
Terns Pharmaceuticals Inc (b)	79,096	295,028
Theravance Biopharma Inc (b)	8,047	88,758
Third Harmonic Bio Inc (b)	27,419	148,885
Tvardi Therapeutics Inc (b)	3,281	76,546
WaVe Life Sciences Ltd (b)	14,101	91,657
		15,118,758
TOTAL HEALTH CARE		109,205,812

Industrials - 13.1%
Aerospace & Defense - 0.7%
AAR Corp (b)	29,207	2,009,150
AerSale Corp (b)	35,255	211,883
Astronics Corp (b)	2,816	94,280
Ducommun Inc (b)	15,003	1,239,698
Intuitive Machines Inc Class A (b)(c)	112,544	1,223,353
Mercury Systems Inc (b)	43,727	2,355,136
National Presto Industries Inc	5,696	557,980
Park Aerospace Corp	10,141	149,783
Satellogic Inc Class A (b)	15,823	57,278
Triumph Group Inc (b)	49,079	1,263,784
V2X Inc (b)	17,314	840,595
		10,002,920
Air Freight & Logistics - 0.2%
Forward Air Corp Class A (b)	15,187	372,689
Hub Group Inc Class A	65,246	2,181,174
Radiant Logistics Inc (b)	35,402	215,244
		2,769,107
Building Products - 1.3%
American Woodmark Corp (b)	16,083	858,350
Apogee Enterprises Inc	23,262	944,437
Gibraltar Industries Inc (b)	32,583	1,922,397
Insteel Industries Inc	9,209	342,667
Janus International Group Inc (b)	93,447	760,659
JELD-WEN Holding Inc (b)	92,907	364,195
Masterbrand Inc (b)	138,830	1,517,412
Quanex Building Products Corp	51,912	981,137
Resideo Technologies Inc (b)	161,815	3,569,639
UFP Industries Inc	62,562	6,216,160
		17,477,053
Commercial Services & Supplies - 1.8%
ABM Industries Inc	67,477	3,185,590
ACCO Brands Corp	96,897	346,891
Acme United Corp	3,532	146,401
BrightView Holdings Inc (b)	65,149	1,084,731
CompX International Inc Class A	790	20,990
CoreCivic Inc (b)	99,262	2,091,450
Deluxe Corp	48,867	777,474
Ennis Inc	27,630	501,208
Enviri Corp (b)	82,146	713,027
Healthcare Services Group Inc (b)	43,344	651,460
HNI Corp	21,401	1,052,501
Interface Inc	55,478	1,161,155
MillerKnoll Inc	74,160	1,440,187
Mobile Infrastructure Corp Class A (b)	15,667	70,972
Montrose Environmental Group Inc (b)	35,434	775,650
NL Industries Inc	10,583	67,731
OPENLANE Inc (b)	115,585	2,826,054
Perma-Fix Environmental Services Inc (b)	15,860	166,847
Pitney Bowes Inc	126,429	1,379,340
Quad/Graphics Inc Class A	9,409	53,161
Steelcase Inc Class A	92,217	961,823
UniFirst Corp/MA	16,451	3,096,408
Vestis Corp	125,756	720,582
Virco Mfg. Corp	11,826	94,371
VSE Corp (c)	3,019	395,429
		23,781,433
Construction & Engineering - 1.4%
Ameresco Inc Class A (b)	35,200	534,688
Arcosa Inc	38,054	3,299,662
Bowman Consulting Group Ltd (b)	780	22,425
Concrete Pumping Holdings Inc	23,312	143,369
Fluor Corp (b)	182,832	9,373,797
Granite Construction Inc	6,515	609,218
Great Lakes Dredge & Dock Corp (b)	72,226	880,435
Matrix Service Co (b)	22,152	299,274
NWPX Infrastructure Inc (b)	10,538	432,163
Orion Group Holdings Inc (b)	33,460	303,482
Primoris Services Corp	3,711	289,235
Southland Holdings Inc (b)	11,409	47,690
Tutor Perini Corp (b)	48,521	2,269,812
		18,505,250
Electrical Equipment - 1.1%
Allient Inc	14,659	532,268
Array Technologies Inc (b)	130,027	767,159
Atkore Inc	37,682	2,658,465
Complete Solaria Inc Class A (b)	50,735	93,352
EnerSys	40,546	3,477,631
Fluence Energy Inc Class A (b)	16,272	109,185
Hyliion Holdings Corp Class A (b)	142,484	188,079
LSI Industries Inc	6,750	114,818
NANO Nuclear Energy Inc (b)(c)	1,761	60,737
Net Power Inc Class A (b)(c)	37,430	92,452
NEXTracker Inc Class A (b)	31,034	1,687,319
Plug Power Inc (b)(c)	1,000,042	1,490,063
Power Solutions International Inc (b)	568	36,738
Preformed Line Products Co	2,456	392,493
Shoals Technologies Group Inc (b)	154,628	657,169
Sunrun Inc (b)	229,019	1,873,375
Thermon Group Holdings Inc (b)	31,863	894,713
		15,126,016
Ground Transportation - 0.6%
ArcBest Corp	25,212	1,941,576
Covenant Logistics Group Inc Class A	13,713	330,620
Heartland Express Inc	55,391	478,578
Marten Transport Ltd	63,864	829,593
PAMT CORP (b)	6,630	85,328
Proficient Auto Logistics Inc (b)	25,908	188,092
RXO Inc (b)	166,879	2,623,339
Universal Logistics Holdings Inc	7,442	188,878
Werner Enterprises Inc	55,427	1,516,483
		8,182,487
Machinery - 2.6%
3D Systems Corp (b)	147,160	226,626
AirJoule Technologies Corp Class A (b)	23,920	110,750
Alamo Group Inc	7,825	1,708,824
Albany International Corp Class A	23,017	1,614,182
Astec Industries Inc	24,980	1,041,416
Atmus Filtration Technologies Inc	8,476	308,696
Columbus McKinnon Corp/NY	31,281	477,661
Douglas Dynamics Inc	3,573	105,296
Eastern Co/The	6,472	147,691
Enpro Inc	20,116	3,853,221
Gencor Industries Inc (b)	11,421	159,894
Greenbrier Cos Inc/The	33,676	1,550,780
Helios Technologies Inc	36,272	1,210,397
Hillenbrand Inc	77,442	1,554,261
Hillman Solutions Corp Class A (b)	216,476	1,545,639
Hyster-Yale Inc Class A	13,057	519,407
JBT Marel Corp	29,532	3,551,519
Kennametal Inc	84,894	1,949,166
L B Foster Co Class A (b)	11,039	241,423
Manitowoc Co Inc/The (b)	37,586	451,784
Mayville Engineering Co Inc (b)	14,242	227,302
Microvast Holdings Inc (b)	78,890	286,371
Miller Industries Inc/TN	12,170	541,078
Palladyne AI Corp Class A (b)	27,925	241,831
Park-Ohio Holdings Corp	10,768	192,316
Proto Labs Inc (b)	25,927	1,038,117
Shyft Group Inc/The	33,115	415,262
Standex International Corp	2,390	373,987
Tennant CO	20,633	1,598,645
Terex Corp	71,238	3,326,102
Titan International Inc (b)	53,095	545,286
Trinity Industries Inc	47,710	1,288,647
Wabash National Corp	45,442	483,048
Worthington Enterprises Inc	23,369	1,487,203
		34,373,828
Marine Transportation - 0.3%
Genco Shipping & Trading Ltd	43,752	571,839
Matson Inc	35,434	3,945,576
Pangaea Logistics Solutions Ltd	32,958	154,902
		4,672,317
Passenger Airlines - 0.6%
Allegiant Travel Co (b)	12,964	712,372
Blade Air Mobility Inc (b)	70,442	283,881
Frontier Group Holdings Inc (b)	29,868	108,421
JetBlue Airways Corp (b)(c)	351,286	1,485,940
SkyWest Inc (b)	44,191	4,550,347
Spirit Aviation Holdings Inc	16,621	82,938
Sun Country Airlines Holdings Inc (b)	24,017	282,200
		7,506,099
Professional Services - 0.9%
Alight Inc Class A	470,965	2,665,662
Asure Software Inc (b)	26,697	260,563
Conduent Inc (b)	163,991	432,936
CSG Systems International Inc	3,144	205,335
First Advantage Corp (b)(c)	27,325	453,868
Forrester Research Inc (b)	12,511	123,859
Franklin Covey Co (b)	1,658	37,835
Heidrick & Struggles International Inc	22,283	1,019,670
HireQuest Inc	5,883	58,889
ICF International Inc	20,141	1,706,144
Kelly Services Inc Class A	33,597	393,421
Kforce Inc	3,401	139,883
Korn Ferry	30,676	2,249,471
Mistras Group Inc (b)	17,672	141,553
NV5 Global Inc (b)	63,437	1,464,760
Resolute Holdings Management Inc (c)	2,813	89,650
Resources Connection Inc	37,200	199,764
Skillsoft Corp Class A (b)	4,775	76,257
TrueBlue Inc (b)	31,202	202,189
TTEC Holdings Inc (b)	22,061	106,113
Willdan Group Inc (b)	4,809	300,611
		12,328,433
Trading Companies & Distributors - 1.6%
Alta Equipment Group Inc Class A	18,008	113,811
BlueLinx Holdings Inc (b)	8,512	633,123
Boise Cascade Co	41,733	3,623,259
Custom Truck One Source Inc Class A (b)(c)	65,384	322,997
Distribution Solutions Group Inc (b)	727	19,971
DNOW Inc (b)	117,662	1,744,927
EVI Industries Inc	5,619	122,663
GATX Corp	36,106	5,544,438
GMS Inc (b)	23,449	2,550,079
Hudson Technologies Inc (b)	42,220	342,826
McGrath RentCorp	6,462	749,334
Mrc Global Inc (b)	92,872	1,273,275
NPK International Inc (b)	87,834	747,467
Rush Enterprises Inc Class A	27,515	1,417,298
Rush Enterprises Inc Class B	8,621	452,430
Titan Machinery Inc (b)	22,524	446,200
Transcat Inc (b)	4,989	428,854
Willis Lease Finance Corp	3,498	499,444
		21,032,396
TOTAL INDUSTRIALS		175,757,339

Information Technology - 7.2%
Communications Equipment - 0.7%
Applied Optoelectronics Inc (b)(c)	12,031	309,076
Aviat Networks Inc (b)	12,773	307,191
Clearfield Inc (b)	7,229	313,811
CommScope Holding Co Inc (b)	89,226	738,791
Digi International Inc (b)	39,637	1,381,746
Harmonic Inc (b)	92,091	872,102
Inseego Corp (b)	11,024	90,838
Netgear Inc (b)	30,158	876,693
NetScout Systems Inc (b)	75,884	1,882,682
Ribbon Communications Inc (b)	100,718	403,879
Viasat Inc (b)	123,789	1,807,319
		8,984,128
Electronic Equipment, Instruments & Components - 2.4%
908 Devices Inc (b)(c)	7,239	51,614
Bel Fuse Inc Class A	1,467	131,809
Bel Fuse Inc Class B	11,579	1,131,153
Benchmark Electronics Inc	39,090	1,517,865
CTS Corp	27,623	1,177,016
Daktronics Inc (b)	37,014	559,652
ePlus Inc (b)	28,809	2,077,129
FARO Technologies Inc (b)	11,058	485,667
Insight Enterprises Inc (b)	19,980	2,758,938
Itron Inc (b)	25,530	3,360,514
Kimball Electronics Inc (b)	26,462	508,864
Knowles Corp (b)	87,692	1,545,133
Methode Electronics Inc	37,296	354,685
MicroVision Inc (b)(c)	99,996	113,995
Neonode Inc (b)	1,383	35,267
nLight Inc (b)	49,105	966,386
PAR Technology Corp (b)	18,208	1,263,089
PC Connection Inc	12,114	796,859
Plexus Corp (b)	2,018	273,056
Powerfleet Inc NJ (b)(c)	135,693	584,837
Richardson Electronics Ltd/United States	13,748	132,668
Rogers Corp (b)	20,376	1,395,348
Sanmina Corp (b)	31,489	3,080,569
ScanSource Inc (b)	23,747	992,862
TTM Technologies Inc (b)	109,861	4,484,527
Vishay Intertechnology Inc	132,597	2,105,640
Vishay Precision Group Inc (b)	13,165	369,937
Vuzix Corp (b)	4,223	12,331
		32,267,410
IT Services - 0.5%
Applied Digital Corp (b)(c)	46,506	468,315
ASGN Inc (b)	46,802	2,336,825
BigBear.ai Holdings Inc (b)(c)	242,027	1,643,363
CSP Inc	1,182	15,295
Fastly Inc Class A (b)	149,446	1,055,089
Grid Dynamics Holdings Inc (b)	13,866	160,152
Hackett Group Inc/The	2,094	53,229
Information Services Group Inc	25,538	122,582
Rackspace Technology Inc (b)	63,309	81,036
Tucows Inc Class A (b)	6,131	120,842
Unisys Corp (b)	14,645	66,342
		6,123,070
Semiconductors & Semiconductor Equipment - 1.4%
ACM Research Inc Class A (b)	55,200	1,429,680
Aehr Test Systems (b)	6,290	81,330
Aeluma Inc (b)	9,171	150,129
Alpha & Omega Semiconductor Ltd (b)	26,939	691,255
Axcelis Technologies Inc (b)	32,625	2,273,636
CEVA Inc (b)	3,002	65,984
Cohu Inc (b)	49,825	958,633
Diodes Inc (b)	50,115	2,650,583
FormFactor Inc (b)	21,466	738,645
Ichor Holdings Ltd (b)	37,087	728,389
MaxLinear Inc Class A (b)	77,578	1,102,383
Navitas Semiconductor Corp Class A (b)(c)	121,960	798,838
Penguin Solutions Inc (b)	58,043	1,149,832
Photronics Inc (b)	67,155	1,264,529
Synaptics Inc (b)	38,831	2,517,025
Ultra Clean Holdings Inc (b)	45,397	1,024,610
Veeco Instruments Inc (b)	62,446	1,268,903
Wolfspeed Inc (b)	171,132	68,247
		18,962,631
Software - 2.1%
8x8 Inc (b)	142,777	279,843
A10 Networks Inc	12,003	232,258
Adeia Inc	14,435	204,111
Airship AI Holdings Inc Class A (b)	4,819	28,383
Arteris Inc (b)	27,460	261,694
Bit Digital Inc (b)(c)	198,589	434,910
Blackbaud Inc (b)	8,097	519,908
Box Inc Class A (b)	33,823	1,155,732
Cerence Inc (b)(c)	32,745	334,326
Cipher Mining Inc (b)(c)	289,710	1,384,814
Cleanspark Inc (b)	303,187	3,344,153
Consensus Cloud Solutions Inc (b)	21,001	484,283
Core Scientific Inc (b)(c)	50,596	863,674
CS Disco Inc (b)	7,413	32,395
Daily Journal Corp (b)(c)	319	134,698
Digital Turbine Inc (b)	38,827	229,079
Domo Inc Class B (b)	4,909	68,579
E2open Parent Holdings Inc Class A (b)	199,358	643,926
eGain Corp (b)	6,672	41,700
Expensify Inc Class A (b)	30,267	78,392
I3 Verticals Inc Class A (b)(c)	23,537	646,797
MARA Holdings Inc (b)(c)	378,959	5,942,077
Mitek Systems Inc (b)	38,701	383,140
N-able Inc/US (b)	78,803	638,304
NCR Voyix Corp (b)	151,683	1,779,242
Olo Inc Class A (b)	51,930	462,177
ON24 Inc (b)	40,046	217,450
OneSpan Inc	34,807	580,929
Porch Group Inc (b)	16,994	200,359
Rimini Street Inc (b)	44,448	167,569
Riot Platforms Inc (b)(c)	360,943	4,078,656
Silvaco Group Inc (b)(c)	8,501	40,125
Telos Corp (b)	58,697	186,069
Terawulf Inc (b)(c)	16,390	71,788
Verint Systems Inc (b)	68,068	1,338,898
Xperi Inc (b)	48,629	384,655
		27,875,093
Technology Hardware, Storage & Peripherals - 0.1%
CompoSecure Inc Class A (b)(c)	5,023	70,774
Corsair Gaming Inc (b)	50,936	480,326
Diebold Nixdorf Inc (b)	1,632	90,413
Eastman Kodak Co (b)(c)	68,977	389,720
Immersion Corp	32,897	259,228
Turtle Beach Corp (b)	5,276	72,967
Xerox Holdings Corp	130,541	687,951
		2,051,379
TOTAL INFORMATION TECHNOLOGY		96,263,711

Materials - 4.2%
Chemicals - 1.7%
AdvanSix Inc	28,684	681,245
American Vanguard Corp (b)	29,873	117,102
Arq Inc (b)	34,495	185,238
Aspen Aerogels Inc (b)	72,469	429,016
Avient Corp	100,431	3,244,926
Cabot Corp	3,909	293,175
Core Molding Technologies Inc (b)	9,084	150,704
Danimer Scientific Inc warrants 7/15/2025 (b)	26,058	14
Ecovyst Inc (b)	117,386	966,087
Flotek Industries Inc (b)	11,167	164,825
Ginkgo Bioworks Holdings Inc Class A (b)	39,796	447,705
HB Fuller Co	59,753	3,594,143
Innospec Inc	26,055	2,190,965
Intrepid Potash Inc (b)	11,661	416,648
Koppers Holdings Inc	20,930	672,900
Kronos Worldwide Inc	24,373	151,113
LSB Industries Inc (b)	58,352	455,146
Mativ Holdings Inc	59,306	404,467
Minerals Technologies Inc	34,813	1,917,152
Perimeter Solutions Inc	152,073	2,116,856
Quaker Chemical Corp	15,300	1,712,682
Rayonier Advanced Materials Inc (b)	68,575	264,014
Stepan Co	23,626	1,289,507
Trinseo PLC	37,042	115,571
Tronox Holdings PLC	131,749	667,967
Valhi Inc	2,732	44,148
		22,693,316
Containers & Packaging - 0.5%
Ardagh Metal Packaging SA	116,184	497,268
Greif Inc Class A	27,938	1,815,691
Greif Inc Class B	4,900	338,149
Myers Industries Inc	35,149	509,309
O-I Glass Inc (b)	126,316	1,861,898
Ranpak Holdings Corp Class A (b)	50,251	179,395
TriMas Corp	36,329	1,039,373
		6,241,083
Metals & Mining - 1.9%
Alpha Metallurgical Resources Inc (b)	8,989	1,011,083
American Battery Technology Co (b)	42,272	68,481
Ascent Industries Co (b)	8,232	103,806
Coeur Mining Inc (b)	349,748	3,098,767
Commercial Metals Co	123,695	6,049,922
Compass Minerals International Inc (b)	8,894	178,680
Constellium SE (b)	98,023	1,303,706
Ferroglobe PLC	130,600	479,302
Friedman Industries Inc	7,284	120,623
Hecla Mining Co	500,465	2,997,785
Ivanhoe Electric Inc / US (b)	13,722	124,459
Kaiser Aluminum Corp	8,392	670,521
Materion Corp	18,197	1,444,296
Metallus Inc (b)	40,029	616,847
Olympic Steel Inc	10,771	351,027
Piedmont Lithium Inc (b)(c)	1,597	9,294
Radius Recycling Inc Class A	30,160	895,450
Ryerson Holding Corp	29,661	639,788
SunCoke Energy Inc	93,598	804,007
Tredegar Corp (b)	27,578	242,686
Warrior Met Coal Inc	56,962	2,610,568
Worthington Steel Inc	35,961	1,072,717
		24,893,815
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	17,148	467,112
Magnera Corp (b)	36,144	436,619
Sylvamo Corp	27,518	1,378,652
		2,282,383
TOTAL MATERIALS		56,110,597

Real Estate - 10.4%
Diversified REITs - 1.3%
Alexander & Baldwin Inc	81,442	1,452,111
Alpine Income Property Trust Inc	15,098	222,091
American Assets Trust Inc	58,442	1,154,230
Armada Hoffler Properties Inc Class A	91,665	629,739
Broadstone Net Lease Inc Class A	211,671	3,397,320
CTO Realty Growth Inc	34,496	595,401
Essential Properties Realty Trust Inc	217,859	6,951,881
Gladstone Commercial Corp	42,564	609,942
Global Net Lease Inc	221,430	1,671,797
Modiv Industrial Inc Class C	11,245	158,329
NexPoint Diversified Real Estate Trust	39,719	166,422
One Liberty Properties Inc	21,349	509,387
		17,518,650
Health Care REITs - 1.7%
American Healthcare REIT Inc	112,343	4,127,482
CareTrust REIT Inc	186,768	5,715,101
Community Healthcare Trust Inc	31,223	519,238
Diversified Healthcare Trust	240,051	859,383
Global Medical REIT Inc	74,703	517,692
LTC Properties Inc	50,752	1,756,527
National Health Investors Inc	39,622	2,778,295
Sabra Health Care REIT Inc	261,434	4,820,843
Sila Realty Trust Inc	62,081	1,469,457
Strawberry Fields REIT Inc	1,041	10,971
Universal Health Realty Income Trust	2,780	111,117
		22,686,106
Hotel & Resort REITs - 0.8%
Apple Hospitality REIT Inc	248,117	2,895,525
Braemar Hotels & Resorts Inc	65,956	161,591
Chatham Lodging Trust	51,779	360,900
DiamondRock Hospitality Co	97,545	747,195
Pebblebrook Hotel Trust	128,267	1,281,387
RLJ Lodging Trust	165,459	1,204,542
Service Properties Trust	170,173	406,713
Summit Hotel Properties Inc	121,012	615,951
Sunstone Hotel Investors Inc	196,970	1,709,700
Xenia Hotels & Resorts Inc	95,236	1,197,117
		10,580,621
Industrial REITs - 0.7%
Industrial Logistics Properties Trust	57,769	262,848
LXP Industrial Trust	323,257	2,670,103
Plymouth Industrial REIT Inc	46,829	752,074
Terreno Realty Corp	112,198	6,290,942
		9,975,967
Office REITs - 1.5%
Brandywine Realty Trust	193,081	828,317
City Office Reit Inc	44,546	237,876
COPT Defense Properties	125,329	3,456,574
Douglas Emmett Inc	177,954	2,676,428
Easterly Government Properties Inc	45,182	1,003,040
Empire State Realty Trust Inc Class A	151,312	1,224,114
Franklin Street Properties Corp	82,417	135,164
Hudson Pacific Properties Inc (b)	349,392	957,334
JBG SMITH Properties (c)	81,233	1,405,331
NET Lease Office Properties (b)	16,001	520,833
Paramount Group Inc (b)	203,828	1,243,351
Peakstone Realty Trust	41,024	541,927
Piedmont Realty Trust Inc Class A1	137,112	999,546
Postal Realty Trust Inc Class A	26,124	384,807
SL Green Realty Corp	78,663	4,869,240
		20,483,882
Real Estate Management & Development - 0.7%
American Realty Investors Inc (b)	1,486	20,982
Anywhere Real Estate Inc (b)	114,719	415,283
Cushman & Wakefield PLC (b)	252,584	2,796,106
Douglas Elliman Inc (b)	79,780	185,090
Forestar Group Inc (b)	21,281	425,620
FRP Holdings Inc (b)	12,343	331,903
Kennedy-Wilson Holdings Inc	132,824	903,203
Marcus & Millichap Inc	26,303	807,765
Maui Land & Pineapple Co Inc (b)	597	10,859
Newmark Group Inc Class A	148,993	1,810,265
RE/MAX Holdings Inc Class A (b)	19,702	161,162
RMR Group Inc/The Class A	18,843	308,083
Seaport Entertainment Group Inc	7,980	148,827
Stratus Properties Inc (b)	7,299	137,805
Tejon Ranch Co (b)	22,702	385,026
Transcontinental Realty Investors Inc (b)	2,029	86,456
		8,934,435
Residential REITs - 0.7%
Apartment Investment and Management Co Class A	59,192	512,011
BRT Apartments Corp	12,608	197,189
Centerspace	18,686	1,124,710
Clipper Realty Inc	15,420	56,591
Elme Communities	97,607	1,551,951
Independence Realty Trust Inc	254,879	4,508,810
NexPoint Residential Trust Inc	17,232	574,170
Veris Residential Inc	86,531	1,288,447
		9,813,879
Retail REITs - 2.2%
Acadia Realty Trust	145,278	2,697,812
CBL & Associates Properties Inc	5,227	132,714
Curbline Properties Corp	106,643	2,434,660
FrontView REIT Inc	19,989	239,868
Getty Realty Corp	58,359	1,613,043
InvenTrust Properties Corp	85,842	2,352,071
Kite Realty Group Trust	242,704	5,497,246
Macerich Co/The	277,907	4,496,535
NETSTREIT Corp (c)	69,296	1,173,181
Phillips Edison & Co Inc	113,952	3,991,739
Saul Centers Inc	1,735	59,232
SITE Centers Corp	56,649	640,700
Tanger Inc	12,098	369,957
Urban Edge Properties	140,353	2,618,987
Whitestone REIT	50,619	631,725
		28,949,470
Specialized REITs - 0.8%
Farmland Partners Inc	45,938	528,746
Four Corners Property Trust Inc	110,722	2,979,529
Gladstone Land Corp	39,128	397,932
PotlatchDeltic Corp	81,587	3,130,493
Safehold Inc	62,609	974,196
Smartstop Self Storage REIT Inc	30,844	1,117,478
Uniti Group Inc (b)	259,940	1,122,941
		10,251,315
TOTAL REAL ESTATE		139,194,325

Utilities - 5.7%
Electric Utilities - 2.1%
ALLETE Inc	63,693	4,080,811
Genie Energy Ltd Class B	20,839	560,152
Hawaiian Electric Industries Inc (b)	190,238	2,022,230
MGE Energy Inc	19,207	1,698,667
Oklo Inc Class A (b)	85,873	4,808,029
Otter Tail Corp	39,218	3,023,316
Portland General Electric Co	120,908	4,912,492
TXNM Energy Inc	100,962	5,686,180
		26,791,877
Gas Utilities - 1.7%
Chesapeake Utilities Corp	16,573	1,992,406
New Jersey Resources Corp	110,501	4,952,655
Northwest Natural Holding Co	44,433	1,764,879
ONE Gas Inc	65,458	4,703,812
RGC Resources Inc	8,773	196,340
Southwest Gas Holdings Inc	70,778	5,265,175
Spire Inc	63,085	4,604,574
		23,479,841
Independent Power and Renewable Electricity Producers - 0.4%
Hallador Energy Co (b)	2,122	33,590
Montauk Renewables Inc (b)	58,648	130,199
Ormat Technologies Inc	66,617	5,579,840
		5,743,629
Multi-Utilities - 0.9%
Avista Corp	88,305	3,351,175
Black Hills Corp	79,396	4,454,116
Northwestern Energy Group Inc	67,654	3,470,650
Unitil Corp	17,525	913,928
		12,189,869
Water Utilities - 0.6%
American States Water Co	14,717	1,128,205
California Water Service Group	65,628	2,984,762
Consolidated Water Co Ltd	11,495	345,080
Global Water Resources Inc	979	9,976
H2O America	35,018	1,819,885
Middlesex Water Co	16,699	904,752
Pure Cycle Corp (b)	21,042	225,570
York Water Co/The	13,401	423,472
		7,841,702
TOTAL UTILITIES		76,046,918

TOTAL UNITED STATES		1,283,608,247
TOTAL COMMON STOCKS (Cost $1,333,491,790)		1,336,908,703

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $275,347)	4.25	277,000	275,305

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.32	11,471,697	11,473,990
Fidelity Securities Lending Cash Central Fund (h)(i)	4.32	43,289,701	43,294,030
TOTAL MONEY MARKET FUNDS (Cost $54,768,020)			54,768,020

TOTAL INVESTMENT IN SECURITIES - 103.6% (Cost $1,388,535,157)	1,391,952,028
NET OTHER ASSETS (LIABILITIES) - (3.6)%	(48,729,523)
NET ASSETS - 100.0%	1,343,222,505

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	60	Sep 2025	6,575,100	78,361	78,361

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $878,718 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $275,305.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,792,321	185,589,210	178,907,541	114,613	-	-	11,473,990	11,471,697	0.0%
Fidelity Securities Lending Cash Central Fund	39,995,498	286,859,713	283,561,181	956,455	-	-	43,294,030	43,289,701	0.1%
Total	44,787,819	472,448,923	462,468,722	1,071,068	-	-	54,768,020

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	33,293,874	33,293,874	-	-
Consumer Discretionary	138,962,080	138,962,080	-	-
Consumer Staples	25,543,725	25,543,725	-	-
Energy	90,781,137	90,781,137	-	-
Financials	372,501,132	372,501,132	-	-
Health Care	114,572,625	114,547,011	4,746	20,868
Industrials	179,890,262	179,890,262	-	-
Information Technology	99,594,674	99,594,674	-	-
Materials	61,026,167	61,026,167	-	-
Real Estate	139,218,886	139,218,886	-	-
Utilities	81,524,141	81,524,141	-	-

U.S. Treasury Obligations	275,305	-	275,305	-

Money Market Funds	54,768,020	54,768,020	-	-
Total Investments in Securities:	1,391,952,028	1,391,651,109	280,051	20,868
Derivative Instruments:

Assets
Futures Contracts	78,361	78,361	-	-
Total Assets	78,361	78,361	-	-
Total Derivative Instruments:	78,361	78,361	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	78,361	0
Total Equity Risk	78,361	0
Total Value of Derivatives	78,361	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Value Index Fund
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value (including securities loaned of $42,166,204) - See accompanying schedule:
Unaffiliated issuers (cost $1,333,767,137)	$1,337,184,008
Fidelity Central Funds (cost $54,768,020)	54,768,020

Total Investment in Securities (cost $1,388,535,157)		$1,391,952,028
Segregated cash with brokers for derivative instruments		22,254
Receivable for investments sold		2,448,427
Receivable for fund shares sold		1,653,384
Dividends receivable		2,292,854
Distributions receivable from Fidelity Central Funds		108,563
Receivable for daily variation margin on futures contracts		2,137
Other receivables		4
Total assets		1,398,479,651
Liabilities
Payable to custodian bank	$941,581
Payable for investments purchased	8,794,466
Payable for fund shares redeemed	2,168,480
Accrued management fee	54,174
Other payables and accrued expenses	4,415
Collateral on securities loaned	43,294,030
Total liabilities		55,257,146
Net Assets		$1,343,222,505
Net Assets consist of:
Paid in capital		$1,353,492,986
Total accumulated earnings (loss)		(10,270,481)
Net Assets		$1,343,222,505
Net Asset Value, offering price and redemption price per share ($1,343,222,505 ÷ 54,151,158 shares)		$24.81
Statement of Operations
Year ended June 30, 2025
Investment Income
Dividends		$24,892,986
Interest		15,209
Income from Fidelity Central Funds (including $956,455 from security lending)		1,071,068
Total income		25,979,263
Expenses
Management fee	$651,232
Independent trustees' fees and expenses	3,267
Interest	3,242
Total expenses before reductions	657,741
Expense reductions	(3,527)
Total expenses after reductions		654,214
Net Investment income (loss)		25,325,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,023,840
Redemptions in-kind	61,707,726
Futures contracts	148,177
Total net realized gain (loss)		64,879,743
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(31,028,247)
Futures contracts	14,922
Total change in net unrealized appreciation (depreciation)		(31,013,325)
Net gain (loss)		33,866,418
Net increase (decrease) in net assets resulting from operations		$59,191,467
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,325,049	$21,199,767
Net realized gain (loss)	64,879,743	35,604,809
Change in net unrealized appreciation (depreciation)	(31,013,325)	45,533,065
Net increase (decrease) in net assets resulting from operations	59,191,467	102,337,641
Distributions to shareholders	(21,949,758)	(20,400,767)

Share transactions
Proceeds from sales of shares	725,369,292	585,215,613
Reinvestment of distributions	19,395,610	16,744,037
Cost of shares redeemed	(590,897,412)	(431,989,211)

Net increase (decrease) in net assets resulting from share transactions	153,867,490	169,970,439
Total increase (decrease) in net assets	191,109,199	251,907,313

Net Assets
Beginning of period	1,152,113,306	900,205,993
End of period	$1,343,222,505	$1,152,113,306

Other Information
Shares
Sold	28,960,560	25,464,870
Issued in reinvestment of distributions	771,909	720,127
Redeemed	(23,842,642)	(18,850,764)
Net increase (decrease)	5,889,827	7,334,233

Financial Highlights
Fidelity® Small Cap Value Index Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.87	$22.00	$21.46	$28.18	$16.52
Income from Investment Operations
Net investment income (loss) A,B	.49	.50	.52	.44	.37
Net realized and unrealized gain (loss)	.88	1.87	.81	(4.69)	11.59
Total from investment operations	1.37	2.37	1.33	(4.25)	11.96
Distributions from net investment income	(.43)	(.50)	(.42)	(.44) C	(.30)
Distributions from net realized gain	-	-	(.38)	(2.03) C	-
Total distributions	(.43)	(.50)	(.79) D	(2.47)	(.30)
Net asset value, end of period	$24.81	$23.87	$22.00	$21.46	$28.18
Total Return E	5.74%	10.83%	6.14%	(16.30)%	73.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	1.95%	2.18%	2.37%	1.77%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,343,223	$1,152,113	$900,206	$808,483	$736,509
Portfolio turnover rate H	31 % I	37% I	33%	38%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Growth Index Fund	2,552,985,758	449,540,428	(94,796,397)	354,744,031
Fidelity Mid Cap Value Index Fund	1,387,920,488	256,055,724	(68,850,842)	187,204,882
Fidelity Small Cap Growth Index Fund	857,486,496	193,311,611	(70,738,548)	122,573,063
Fidelity Small Cap Value Index Fund	1,418,771,775	167,197,238	(194,016,985)	(26,819,747)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Mid Cap Growth Index Fund	9,919,235	37,881,164	-	354,744,029
Fidelity Mid Cap Value Index Fund	15,437,388	11,398,332	-	187,204,882
Fidelity Small Cap Growth Index Fund	1,089,709	-	(60,846,924)	122,573,056
Fidelity Small Cap Value Index Fund	16,549,268	-	-	(26,819,747)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Small Cap Growth Index Fund	(42,216,374)	(18,630,550)	(60,846,924)

The tax character of distributions paid was as follows:

June 30, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Growth Index Fund	6,611,673	-	6,611,673
Fidelity Mid Cap Value Index Fund	17,720,064	22,178,429	39,898,493
Fidelity Small Cap Growth Index Fund	9,619,315	-	9,619,315
Fidelity Small Cap Value Index Fund	21,949,758	-	21,949,758

June 30, 2024
	Ordinary Income ($)	Total ($)
Fidelity Mid Cap Growth Index Fund	5,052,417	5,052,417
Fidelity Mid Cap Value Index Fund	16,377,481	16,377,481
Fidelity Small Cap Growth Index Fund	4,416,179	4,416,179
Fidelity Small Cap Value Index Fund	20,400,767	20,400,767

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	2,435,232,933	908,490,986
Fidelity Mid Cap Value Index Fund	991,968,292	322,870,014
Fidelity Small Cap Growth Index Fund	482,338,114	288,718,934
Fidelity Small Cap Value Index Fund	715,051,151	398,395,694

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Growth Index Fund	2,808,200	63,059,414	100,645,886
Fidelity Mid Cap Value Index Fund	2,657,269	45,474,110	73,747,707
Fidelity Small Cap Value Index Fund	4,989,359	61,707,726	121,037,494

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Growth Index Fund	1,781,348	26,543,179	51,124,694
Fidelity Mid Cap Value Index Fund	1,606,118	28,625,666	42,208,795
Fidelity Small Cap Growth Index Fund	715,990	13,238,375	18,221,957
Fidelity Small Cap Value Index Fund	2,260,128	33,642,050	53,949,254
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, Fidelity Mid Cap Value Index Fund and Fidelity Small Cap Value Index Fund had no interfund loans outstanding. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Growth Index Fund	Borrower	11,281,333	4.60%	4,321
Fidelity Mid Cap Value Index Fund	Borrower	3,068,571	5.58%	3,331
Fidelity Small Cap Growth Index Fund	Borrower	18,262,500	5.10%	5,172
Fidelity Small Cap Value Index Fund	Borrower	5,097,000	4.58%	3,242

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Growth Index Fund	-	745	(100)
Fidelity Mid Cap Value Index Fund	-	-	-
Fidelity Small Cap Growth Index Fund	123,260	573,976	(29,048)
Fidelity Small Cap Value Index Fund	236,928	882,512	(131,293)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Growth Index Fund	7,726	181	48,448
Fidelity Mid Cap Value Index Fund	10,277	312	381,196
Fidelity Small Cap Growth Index Fund	94,152	15,802	2,420,946
Fidelity Small Cap Value Index Fund	100,369	12,289	59,332

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid Cap Growth Index Fund	1,745,636
Fidelity Small Cap Value Index Fund	13,152
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Value Index Fund	614,000	5.83%	199
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Growth Index Fund	1,483
Fidelity Mid Cap Value Index Fund	602
Fidelity Small Cap Growth Index Fund	10,377
Fidelity Small Cap Value Index Fund	3,527
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (two of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the "Funds") as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Growth Index Fund	$37,881,165
Fidelity Mid Cap Value Index Fund	$11,419,833
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Growth Index Fund
August 2024	100%
December 2024	87%
Fidelity Mid Cap Value Index Fund
August 2024	67%
December 2024	74%
Fidelity Small Cap Growth Index Fund
August 2024	31%
December 2024	39%
Fidelity Small Cap Value Index Fund
August 2024	85%
December 2024	60%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Growth Index Fund
August 2024	99.86%
December 2024	94.57%
Fidelity Mid Cap Value Index Fund
August 2024	70.17%
December 2024	81.88%
Fidelity Small Cap Growth Index Fund
August 2024	33.71%
December 2024	46.29%
Fidelity Small Cap Value Index Fund
August 2024	94.70%
December 2024	70.23%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Growth Index Fund
August 2024	0.15%
December 2024	5.44%
Fidelity Mid Cap Value Index Fund
August 2024	13.53%
December 2024	18.12%
Fidelity Small Cap Growth Index Fund
August 2024	0.30%
December 2024	3.93%
Fidelity Small Cap Value Index Fund
August 2024	5.29%
December 2024	28.39%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

August, 2024
Fidelity Mid Cap Value Index Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Mid Cap Growth Index Fund	$220,428
Fidelity Mid Cap Value Index Fund	$102,529
Fidelity Small Cap Growth Index Fund	$251,148
Fidelity Small Cap Value Index Fund	$159,788

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9896342.105
C06-ANN-0825
Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2025 Fund

Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Income 2025 Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Municipal Securities - 51.6%
	Principal Amount (a)	Value ($)
Arizona - 5.3%
Education - 2.0%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) Series 2015B, 5% 7/1/2025	405,000	405,000
Transportation - 2.4%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2025	250,000	250,000
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2025 (b)	250,000	250,000
		500,000
Water & Sewer - 0.9%
Phoenix Arizona Civic Imp Wtr Series 2016 A, 5% 7/1/2025	185,000	185,000
TOTAL ARIZONA		1,090,000
California - 2.0%
Health Care - 1.3%
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2025	270,000	270,000
Transportation - 0.7%
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2025 (b)	150,000	150,000
TOTAL CALIFORNIA		420,000
Connecticut - 6.4%
Education - 4.8%
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	50,000	50,000
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series M, 5% 7/1/2025	40,000	40,000
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2025	400,000	400,000
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2025	200,000	200,000
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2025	280,000	280,000
		970,000
Health Care - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2025	175,000	175,000
Special Tax - 0.7%
Connecticut St Spl Tax Oblig 5% 7/1/2025	150,000	150,000
TOTAL CONNECTICUT		1,295,000
District Of Columbia,Maryland,Virginia - 2.2%
Special Tax - 2.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2025	250,000	250,000
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2025	200,000	200,000
		450,000
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		450,000
Florida - 1.5%
General Obligations - 0.2%
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	40,000	40,000
Health Care - 0.5%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2025	100,000	100,000
Transportation - 0.8%
Florida St Dept Transn Tpk Rev Series 2022 A, 5% 7/1/2025	165,000	165,000
TOTAL FLORIDA		305,000
Georgia - 0.2%
Transportation - 0.2%
Atlanta GA Arpt Rev 5% 7/1/2025 (b)	50,000	50,000
Hawaii - 0.9%
General Obligations - 0.9%
Honolulu HI City & Cnty Gen. Oblig. Series 2022B, 5% 7/1/2025	180,000	180,000
Illinois - 1.0%
General Obligations - 1.0%
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	200,000	200,000
Indiana - 1.7%
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (c)	55,000	55,000
Housing - 1.5%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2025	300,000	300,000
TOTAL INDIANA		355,000
Kentucky - 0.5%
Special Tax - 0.5%
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2016 A, 5% 7/1/2025	110,000	110,000
Maine - 2.7%
Education - 2.7%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 A, 4% 7/1/2025	465,000	465,000
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	100,000	100,000
		565,000
TOTAL MAINE		565,000
Maryland - 0.7%
Health Care - 0.7%
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2017, 5% 7/1/2025	150,000	150,000
Massachusetts - 5.3%
Education - 2.6%
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2025	125,000	125,000
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2025 (Escrowed to Maturity)	170,000	170,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	250,000	250,000
		545,000
Health Care - 0.7%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	40,000	40,000
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	50,000	50,000
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	50,000	50,000
		140,000
Special Tax - 0.5%
Mass Bay Tran Auth Sls Tax 5% 7/1/2025	100,000	100,000
Transportation - 1.5%
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2025 (b)	300,000	300,000
TOTAL MASSACHUSETTS		1,085,000
Michigan - 2.7%
Health Care - 2.7%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	300,000	300,000
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series A, 5% 7/1/2025	150,000	150,000
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2025	100,000	100,000
		550,000
TOTAL MICHIGAN		550,000
Missouri - 4.4%
Transportation - 4.4%
St Louis MO Arpt Rev Series 2017 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	370,000	370,000
St Louis MO Arpt Rev Series 2017 B, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured) (b)	250,000	250,000
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2025	290,000	290,000
		910,000
TOTAL MISSOURI		910,000
New Hampshire - 1.0%
Health Care - 1.0%
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2025	200,000	200,000
New Jersey - 2.8%
Education - 0.8%
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	105,000	105,000
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2025	15,000	15,000
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) Series 2016 E, 5% 7/1/2025	50,000	50,000
		170,000
Health Care - 2.0%
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2025	400,000	400,000
TOTAL NEW JERSEY		570,000
New York - 0.6%
Education - 0.5%
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2025	100,000	100,000
Health Care - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 A, 5% 7/1/2025	30,000	30,000
TOTAL NEW YORK		130,000
Ohio - 1.0%
Education - 1.0%
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2025	200,000	200,000
Oregon - 2.0%
Transportation - 2.0%
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (b)	420,000	420,000
Pennsylvania - 2.3%
Escrowed/Pre-Refunded - 0.1%
Doylestown PA Hosp Auth Hosp 5% 7/1/2025 (Escrowed to Maturity)	20,000	20,000
Health Care - 0.9%
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) Series 2015A, 5% 7/1/2025	30,000	30,000
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2025	105,000	105,000
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2016, 5% 7/1/2025	50,000	50,000
		185,000
Transportation - 1.3%
Philadelphia PA Airport Rev 5% 7/1/2025 (b)	210,000	210,000
Philadelphia PA Airport Rev 5% 7/1/2025	50,000	50,000
		260,000
TOTAL PENNSYLVANIA		465,000
Puerto Rico - 0.2%
General Obligations - 0.2%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	49,931	49,931
Texas - 1.0%
Transportation - 1.0%
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2025 (b)	200,000	200,000
Utah - 0.1%
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (b)	30,000	30,000
Washington - 3.1%
General Obligations - 2.4%
State of Washington Gen. Oblig. Series R 2016B, 5% 7/1/2025	485,000	485,000
Special Tax - 0.7%
Washington St Convention Ctr Pub Facs Dist 5% 7/1/2025	155,000	155,000
TOTAL WASHINGTON		640,000
TOTAL MUNICIPAL SECURITIES (Cost $10,619,949)		10,619,931

Money Market Funds - 45.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (d)(e) (Cost $9,452,685)	2.90	9,450,794	9,452,685

TOTAL INVESTMENT IN SECURITIES - 97.4% (Cost $20,072,634)	20,072,616
NET OTHER ASSETS (LIABILITIES) - 2.6%	528,601
NET ASSETS - 100.0%	20,601,217

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	289,026	14,631,819	5,468,160	46,415	-	-	9,452,685	9,450,794	0.3%
Total	289,026	14,631,819	5,468,160	46,415	-	-	9,452,685

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	2,955,000	-	2,955,000	-
Escrowed/Pre-Refunded	20,000	-	20,000	-
General Obligations	954,931	-	954,931	-
Health Care	2,255,000	-	2,255,000	-
Housing	300,000	-	300,000	-
Special Tax	965,000	-	965,000	-
Transportation	2,985,000	-	2,985,000	-
Water & Sewer	185,000	-	185,000	-

Money Market Funds	9,452,685	9,452,685	-	-
Total Investments in Securities:	20,072,616	9,452,685	10,619,931	-
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,619,949)	$10,619,931
Fidelity Central Funds (cost $9,452,685)	9,452,685

Total Investment in Securities (cost $20,072,634)		$20,072,616
Cash		261,275
Interest receivable		261,490
Distributions receivable from Fidelity Central Funds		18,686
Other receivables		8
Total assets		20,614,075
Liabilities
Payable for fund shares redeemed	$727
Distributions payable	4,546
Accrued management fee	5,171
Transfer agent fee payable	1,725
Distribution and service plan fees payable	689
Total liabilities		12,858
Net Assets		$20,601,217
Net Assets consist of:
Paid in capital		$20,820,979
Total accumulated earnings (loss)		(219,762)
Net Assets		$20,601,217

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,311,720 ÷ 329,543 shares)(a)		$10.05
Maximum offering price per share (100/97.25 of $10.05)		$10.33
Municipal Income 2025 :
Net Asset Value, offering price and redemption price per share ($12,990,137 ÷ 1,292,559 shares)		$10.05
Class I :
Net Asset Value, offering price and redemption price per share ($4,299,360 ÷ 427,770 shares)		$10.05
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended June 30, 2025
Investment Income
Interest		$487,669
Income from Fidelity Central Funds		46,415
Total income		534,084
Expenses
Management fee	$67,212
Transfer agent fees	22,403
Distribution and service plan fees	8,426
Independent trustees' fees and expenses	58
Total expenses before reductions	98,099
Expense reductions	(21)
Total expenses after reductions		98,078
Net Investment income (loss)		436,006
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(33,449)
Total net realized gain (loss)		(33,449)
Change in net unrealized appreciation (depreciation) on investment securities		329,923
Net gain (loss)		296,474
Net increase (decrease) in net assets resulting from operations		$732,480
Statement of Changes in Net Assets

	Year ended June 30, 2025	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$436,006	$462,497
Net realized gain (loss)	(33,449)	(31,492)
Change in net unrealized appreciation (depreciation)	329,923	330,097
Net increase (decrease) in net assets resulting from operations	732,480	761,102
Distributions to shareholders	(434,140)	(462,511)

Share transactions - net increase (decrease)	(3,424,558)	(1,596,350)
Total increase (decrease) in net assets	(3,126,218)	(1,297,759)

Net Assets
Beginning of period	23,727,435	25,025,194
End of period	$20,601,217	$23,727,435

Financial Highlights
Fidelity Advisor® Municipal Income 2025 Fund Class A

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.80	$9.91	$10.59	$10.35
Income from Investment Operations
Net investment income (loss) A,B	.173	.166	.150	.135	.146
Net realized and unrealized gain (loss)	.130	.120	(.110)	(.680)	.241
Total from investment operations	.303	.286	.040	(.545)	.387
Distributions from net investment income	(.173)	(.166)	(.150)	(.135)	(.147)
Total distributions	(.173)	(.166)	(.150)	(.135)	(.147)
Net asset value, end of period	$10.05	$9.92	$9.80	$9.91	$10.59
Total Return C,D	3.07%	2.94%	.41%	(5.18)%	3.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions, if any	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.73%	1.68%	1.52%	1.31%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$3,312	$3,421	$3,367	$3,309	$3,550
Portfolio turnover rate G	0%	6%	6%	7%	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Municipal Income 2025 Fund

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.80	$9.91	$10.59	$10.35
Income from Investment Operations
Net investment income (loss) A,B	.198	.190	.174	.161	.173
Net realized and unrealized gain (loss)	.130	.120	(.110)	(.680)	.240
Total from investment operations	.328	.310	.064	(.519)	.413
Distributions from net investment income	(.198)	(.190)	(.174)	(.161)	(.173)
Total distributions	(.198)	(.190)	(.174)	(.161)	(.173)
Net asset value, end of period	$10.05	$9.92	$9.80	$9.91	$10.59
Total Return C	3.33%	3.20%	.66%	(4.95)%	4.01%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions, if any	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.98%	1.93%	1.77%	1.56%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$12,990	$15,954	$16,925	$15,820	$17,136
Portfolio turnover rate F	0%	6%	6%	7%	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income 2025 Fund Class I

Years ended June 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.80	$9.91	$10.59	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.198	.190	.175	.161	.173
Net realized and unrealized gain (loss)	.130	.120	(.111)	(.680)	.230
Total from investment operations	.328	.310	.064	(.519)	.403
Distributions from net investment income	(.198)	(.190)	(.174)	(.161)	(.173)
Total distributions	(.198)	(.190)	(.174)	(.161)	(.173)
Net asset value, end of period	$10.05	$9.92	$9.80	$9.91	$10.59
Total Return C	3.33%	3.20%	.66%	(4.95)%	3.91%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions, if any	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.98%	1.93%	1.77%	1.56%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,299	$4,352	$4,733	$5,284	$5,827
Portfolio turnover rate F	0%	6%	6%	7%	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity Municipal Income 2025 Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Municipal Income 2025 and Class I shares, each of which has equal rights as to assets and voting privileges. Class A and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(18)
Net unrealized appreciation (depreciation)	$(18)
Tax Cost	$20,072,634

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$1,901
Capital loss carryforward	$(221,646)
Net unrealized appreciation (depreciation) on securities and other investments	$(18)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(76,203)
Long-term	(145,443)
Total capital loss carryforward	$(221,646)

The tax character of distributions paid was as follows:

	June 30, 2025	June 30, 2024
Tax-exempt Income	434,140	462,511

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2025 Fund	-	14,092,059
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. The Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Municipal Income 2025 Fund
Class A	.25%	8,426	7,056

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of class-level average net assets for each class of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	3,370.10
Municipal Income 2025	14,650.10
Class I	4,383.10
	22,403

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Income 2025 Fund	-	3,065,311	(19,301)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $21.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended June 30, 2025	Year ended June 30, 2024
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$58,180	$56,895
Municipal Income 2025	289,352	318,052
Class I	86,608	87,564
Total	$434,140	$462,511
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2025	Year ended June 30, 2024	Year ended June 30, 2025	Year ended June 30, 2024
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	-	8,930	$ -	$87,693
Reinvestment of distributions	5,801	5,768	58,062	56,795
Shares redeemed	(21,135)	(13,456)	(211,438)	(131,235)
Net increase (decrease)	(15,334)	1,242	$(153,376)	$13,253
Municipal Income 2025
Shares sold	-	139,265	$ -	$1,370,484
Reinvestment of distributions	21,333	21,705	213,522	213,747
Shares redeemed	(337,184)	(279,813)	(3,374,792)	(2,758,178)
Net increase (decrease)	(315,851)	(118,843)	$(3,161,270)	$(1,173,947)
Class I
Shares sold	-	6,191	$ -	$61,159
Reinvestment of distributions	8,126	8,372	81,346	82,428
Shares redeemed	(19,057)	(58,818)	(191,258)	(579,243)
Net increase (decrease)	(10,931)	(44,255)	$(109,912)	$(435,656)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %

Fidelity Municipal Income 2025 Fund	56%

In January 2017, Fidelity Municipal Income 2025 Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on July 9, 2025.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2025 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Municipal Income 2025 Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of June 30, 2025, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 24.74% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.926259.114
DMI-ANN-0825
Fidelity® SAI Enhanced Municipal Income Fund

Annual Report
June 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Enhanced Municipal Income Fund
Schedule of Investments June 30, 2025
Showing Percentage of Net Assets
Fixed-Income Funds - 2.0%
	Shares	Value ($)
iShares National Muni Bond ETF	13,974	1,460,004
Vanguard Tax-Exempt Bond Index Fund ETF	42,800	2,098,484
TOTAL FIXED-INCOME FUNDS (Cost $3,525,405)		3,558,488

Municipal Securities - 89.8%
	Principal Amount (a)	Value ($)
Alabama - 3.4%
Education - 0.0%
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2042	25,000	26,478
General Obligations - 3.0%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) Series 2022 A, 5% 7/1/2037	325,000	348,013
Alabama St Gen. Oblig. Series 2018 A, 5% 11/1/2035	160,000	168,278
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2021 A, 4% tender 6/1/2051 (Royal Bank of Canada Guaranteed) (b)	770,000	779,193
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	200,000	214,339
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	40,000	40,102
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	31,525
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	150,000	150,378
Black Belt Energy Gas District Series 2021 C 1, 4% 12/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	25,000	25,145
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	205,000	205,517
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	500,000	501,726
Black Belt Energy Gas District Series 2023 A, 5.25% tender 1/1/2054 (b)	100,000	106,382
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	75,000	79,106
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	90,000	94,752
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 A 1, 5.5% tender 11/1/2053 (Morgan Stanley Guaranteed) (b)	55,000	59,360
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	95,000	103,743
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2040	130,000	138,976
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (b)	60,000	60,182
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	100,000	105,336
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	70,000	73,918
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	500,000	526,925
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (b)	1,500,000	1,612,464
		5,425,360
Health Care - 0.0%
Huntsville AL Hlth Care Auth (Huntsville Hospital AL Proj.) Series 2020 B1, 5% 6/1/2037	50,000	52,070
Other - 0.3%
Mobile Ala Gen. Oblig. Series 2025A, 5% 2/15/2042	250,000	263,168
Mobile Ala Gen. Oblig. Series 2025A, 5% 2/15/2043	200,000	209,270
		472,438
Special Tax - 0.1%
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2036	30,000	30,080
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	150,000	156,812
		186,892
TOTAL ALABAMA		6,163,238
Alaska - 0.1%
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 2, 5% 12/1/2033	25,000	27,065
Alaska St Hsg Fin Corp 5% 12/1/2039	35,000	36,714
		63,779
Other - 0.1%
North Slope Boro Alaska Gen. Oblig. Series 2024 A, 5% 6/30/2036	85,000	92,069
TOTAL ALASKA		155,848
Arizona - 1.3%
Education - 0.1%
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2045	100,000	84,469
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2039	30,000	31,543
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2043	45,000	46,380
University AZ Univ Revs Series 2021 A, 5% 6/1/2038	40,000	42,324
University AZ Univ Revs Series 2021 A, 5% 6/1/2040	75,000	78,449
		283,165
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2019 A, 4% 1/1/2039	25,000	24,725
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2036	45,000	47,932
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	200,000	205,118
		277,775
General Obligations - 0.1%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	20,000	19,279
Maricopa County Special Health Care District Gen. Oblig. Series C, 5% 7/1/2033	20,000	20,895
Phoenix Uhsd #210 5% 7/1/2037	185,000	201,431
		241,605
Health Care - 0.5%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	50,000	53,123
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2038	95,000	98,502
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2040	65,000	67,724
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2041	210,000	216,523
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033	35,000	35,783
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	200,000	138,018
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	170,000	171,875
		781,548
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	100,000	100,533
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	120,000	119,716
		220,249
Other - 0.0%
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2040	40,000	42,440
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2041	40,000	42,118
		84,558
Special Tax - 0.1%
AZ Dept of Trans Series 2016 A, 5% 7/1/2031	30,000	30,545
Glendale Ariz Sr Excise Tax Rev Series 2024, 5% 7/1/2038	100,000	109,024
Phoenix AZ Civic Impt Corp Series 2020 A, 5% 7/1/2035	45,000	48,206
		187,775
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (c)	20,000	20,810
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	105,000	106,794
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2027 (c)	25,000	25,857
		153,461
Water & Sewer - 0.1%
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	100,000	83,433
Phoenix Arizona Civic Imp Wtr Series 2020 B, 5% 7/1/2036	45,000	47,916
Phoenix Arizona Civic Imp Wtr Series 2020A, 5% 7/1/2040	35,000	36,318
		167,667
TOTAL ARIZONA		2,397,803
California - 5.5%
Education - 0.4%
California Infrastructure & Economic Development Bank Series 2025, 5% 5/15/2045	45,000	47,107
California Mun Fn Auth Rev (Emory University GA Proj.) Series 2019 A, 5% 10/1/2044	165,000	169,168
California St Univ Rev Series 2020C, 3% 11/1/2039	50,000	42,403
California St Univ Rev Series 2024 A, 5.5% 11/1/2055	350,000	377,792
University CA Revs Series 2024 BS, 5% 5/15/2042	50,000	53,112
		689,582
Electric Utilities - 1.0%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2035	30,000	31,749
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2038	85,000	88,959
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2032	330,000	343,971
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2033	245,000	254,349
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2039	135,000	139,299
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2041	70,000	72,152
Los Angeles CA Wtr & Pwr Rev Series 2023 B, 5% 7/1/2037	250,000	265,316
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	140,000	147,793
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2039	55,000	57,714
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2043	50,000	51,623
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2037	30,000	32,044
Riverside CA Elec Rev 5% 10/1/2043	65,000	66,960
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2036	130,000	137,531
Riverside CA Elec Rev Series 2024 A, 5% 10/1/2044	45,000	47,765
Southern CA Pub Pwr Auth Series 2019 1, 5% 7/1/2029	25,000	26,603
		1,763,828
General Obligations - 2.0%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	150,000	154,964
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	180,000	188,012
California Community Choice Financing Authority 5% tender 7/1/2053 (b)	50,000	52,185
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	195,000	193,814
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	150,000	154,776
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	100,000	103,208
California Enterprise Development Authority (Riverside Cnty CA Proj.) Series 2024A, 5.25% 11/1/2054	150,000	158,380
California St Pub Wks Brd Lse 5% 8/1/2035	40,000	43,550
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2030	85,000	90,396
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2031	30,000	31,876
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	110,000	117,248
City of Oakland CA Gen. Oblig. Series 2023 D, 5.25% 7/15/2048	50,000	52,843
Inglewood CA Uni Sch Dist 5.5% 8/1/2044	150,000	162,705
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	170,000	181,301
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2032 (Merrill Lynch & Co Inc Guaranteed)	45,000	49,485
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	40,000	44,198
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2029	45,000	46,133
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2032	160,000	163,630
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2019 E1, 5% 12/1/2039	45,000	46,708
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 5% 12/1/2038	80,000	85,275
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	65,000	65,584
Los Angeles Unified School District/CA Series 2021 RYRR, 4% 7/1/2036	40,000	40,685
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	40,000	42,261
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2043	75,000	79,647
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2045	160,000	168,285
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2019 A, 5% 8/1/2044	145,000	149,411
Peralta Calif Cmnty College Dist Gen. Oblig. 5.25% 8/1/2042	180,000	192,911
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 4% 8/1/2036	25,000	25,214
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2034	25,000	25,455
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2036	45,000	45,059
San Francisco CA City & Cnty Gen. Oblig. Series 2021 D1, 4% 6/15/2036	50,000	50,243
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2018 A, 4% 4/1/2038	100,000	99,826
State of California Gen. Oblig. 3.5% 9/1/2031	150,000	150,008
State of California Gen. Oblig. 4% 10/1/2036	40,000	40,428
State of California Gen. Oblig. 5% 11/1/2034	20,000	21,130
State of California Gen. Oblig. 5% 4/1/2033	50,000	53,362
Vista CA Uni Sch Dist Series 2022B, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	207,748
		3,577,944
Health Care - 0.3%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 4% 8/15/2035	60,000	60,155
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 5% 8/15/2031	115,000	117,275
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2043	50,000	51,426
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (b)	120,000	123,879
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2036	100,000	102,661
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2037	60,000	64,938
		520,334
Other - 0.1%
Citrus Calif Cmnty College Dist Gen. Oblig. 5% 8/1/2046	60,000	63,487
Fremont Calif Uni Sch Dist Alameda Cnty Series A, 4% 8/1/2045	140,000	130,991
Los Angeles CA Dept Arpts Rev Series 2025E, 5% 5/15/2044	30,000	31,568
		226,046
Special Tax - 0.2%
Anaheim Calif Redev Agy Successor Agy Tax Allocation 5% 2/1/2029	25,000	26,402
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2020 A, 4% 6/1/2036	35,000	35,309
San Francisco CA BART Dist Tax Series 2019 A, 4% 7/1/2035	90,000	90,181
San Francisco Calif City & Cnty Cmnty Facs Dist No 2014-1 Spl Tax 5% 9/1/2047	50,000	51,695
San Francisco Calif City & Cnty Redev Agy Successor Agy Cmnty Facs Dist Spl Tax Series 2023, 5.25% 8/1/2042 (Assured Guaranty Ltd Insured), (Federal Agricultural Mortgage Corp Insured)	200,000	213,382
		416,969
Tobacco Bonds - 0.0%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	85,000	88,518
Transportation - 1.1%
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (c)	35,000	36,964
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2029 (c)	165,000	172,115
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	45,000	46,478
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (c)	175,000	181,250
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2045	30,000	30,872
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2034 (c)	130,000	138,185
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2047 (c)	120,000	117,795
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023 A, 5% 7/1/2048	95,000	97,812
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2050 (c)(d)	500,000	510,838
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (c)	65,000	66,654
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2039 (c)	105,000	113,232
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2041 (c)	40,000	42,442
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5% 5/1/2032 (c)	155,000	167,983
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2042 (c)	60,000	61,724
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2037 (c)	65,000	66,551
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	25,000	25,848
		1,876,743
Water & Sewer - 0.4%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2037	80,000	81,757
City of Los Angeles CA Wastewater System Revenue Series 2017 B, 5% 6/1/2039	50,000	50,943
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020A, 5% 7/1/2040	40,000	41,201
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2037	115,000	121,493
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2037	75,000	79,517
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2043	25,000	25,755
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2038	85,000	90,229
Sacramento Cnty CA Santn Dist Series 2020 A, 5% 12/1/2041	40,000	42,186
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2042	100,000	106,996
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2044	50,000	52,798
		692,875
TOTAL CALIFORNIA		9,852,839
Colorado - 3.2%
Education - 0.0%
University Colo Enterprise Sys 3.25% 6/1/2037	135,000	122,762
Electric Utilities - 0.2%
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2039	30,000	29,201
Colorado Springs Colo Utils Series 2023 B, 5% 11/15/2041	90,000	95,323
Colorado Springs Colo Utils Series 2023A, 5.25% 11/15/2048	55,000	57,214
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2036	25,000	25,804
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2039	20,000	20,449
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2040	50,000	50,909
		278,900
General Obligations - 1.0%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	200,000	194,367
Denver CO City & Cnty Gen. Oblig. Series 2024A, 5% 8/1/2039	195,000	212,718
Denver CO Cty & Cnty Sch Dis 1 Series 2021, 5% 12/1/2038	35,000	37,025
Douglas Cnty CO Sch Dist Series 2019, 5% 12/15/2038	45,000	46,311
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2039	50,000	53,024
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2041	230,000	240,508
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2033	65,000	68,608
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2038	35,000	36,088
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2038	175,000	183,233
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2040	200,000	207,947
Weld County School District No RE-4 5% 12/1/2041	265,000	278,896
Weld County School District No RE-4 5.25% 12/1/2047	170,000	177,300
		1,736,025
Health Care - 0.7%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2037	150,000	158,969
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2038	85,000	89,305
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2040	80,000	82,972
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2041	250,000	255,194
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2034	20,000	20,869
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	350,000	363,253
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	100,000	98,486
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2052	25,000	25,097
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	75,000	79,230
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2037	70,000	74,926
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2044	50,000	51,131
		1,299,432
Housing - 0.1%
Colorado Hsg & Fin Auth (CO Single Family Mortgage Proj.) Series 2025 I, 3.9% 11/1/2027 (c)(d)	130,000	130,383
Colorado Hsg Fin Auth Series 2018C, 4.25% 11/1/2048	130,000	130,905
		261,288
Other - 0.0%
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2031	55,000	58,523
Transportation - 0.3%
Denver CO City & Cnty Arpt 5.25% 11/15/2047	75,000	77,965
Denver CO City & Cnty Arpt 5.75% 11/15/2039 (c)	110,000	119,334
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	115,000	116,528
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (c)	70,000	75,127
Denver CO City & Cnty Arpt Series 2022B, 5% 11/15/2047	55,000	56,151
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2028 (c)	25,000	26,354
		471,459
Water & Sewer - 0.9%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2047	1,500,000	1,542,111
Denver CO City & Cnty Brd Wtr Series 2024A, 5% 9/15/2037	40,000	44,392
		1,586,503
TOTAL COLORADO		5,814,892
Connecticut - 0.9%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,550,000	1,546,651
General Obligations - 0.0%
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2033	50,000	52,507
University Connecticut (Connecticut St Proj.) Series 2020A, 5% 2/15/2038	45,000	47,236
		99,743
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2021D, 5% 11/1/2041	35,000	36,486
TOTAL CONNECTICUT		1,682,880
Delaware - 0.2%
Housing - 0.2%
Delaware State Hsg Auth Rev Series 2024 C, 4.45% 7/1/2044	325,000	314,335
District Of Columbia - 2.5%
Education - 0.1%
District Columbia Rev Series 2017 A, 5% 7/1/2042	30,000	30,044
District Columbia Univ Rev Series 2017, 5% 4/1/2034	130,000	132,516
		162,560
General Obligations - 0.6%
District Columbia Gen. Oblig. Series 2016 A, 5% 6/1/2033	40,000	40,539
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2034	305,000	313,752
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2029	90,000	93,477
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2038	135,000	142,762
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2038	125,000	134,771
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2045	80,000	82,223
District Columbia Gen. Oblig. Series 2023A, 5.25% 1/1/2048	35,000	36,287
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2037	60,000	66,016
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2038	90,000	97,890
District Columbia Gen. Oblig. Series D, 5% 6/1/2032	45,000	46,046
District Columbia Gen. Oblig. Series E, 5% 6/1/2027	75,000	77,386
District Columbia Gen. Oblig. Series E, 5% 6/1/2031	30,000	30,722
		1,161,871
Health Care - 0.2%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 5% 7/15/2034	45,000	45,241
District Columbia Hosp Rev Series 2015, 5% 7/15/2035	225,000	226,005
		271,246
Special Tax - 1.1%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2032	60,000	64,543
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2036	65,000	68,457
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2035	40,000	42,786
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2036	45,000	47,773
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2038	90,000	96,312
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	220,000	231,684
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2041	135,000	140,955
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2038	80,000	86,320
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2041	355,000	373,202
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2043	50,000	51,959
District Columbia Income Tax Rev Series 2025 A, 5% 6/1/2050	100,000	102,013
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2030	40,000	41,505
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2031	245,000	253,503
Washington DC Met Area Tran Auth Rev Series A 2, 5% 7/1/2032	75,000	77,297
Washington Metropolitan Area Transit Authority 5% 7/15/2034	60,000	64,480
Washington Metropolitan Area Transit Authority 5% 7/15/2042	265,000	275,183
		2,017,972
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	45,000	46,718
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2029 (c)	85,000	90,562
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2036 (c)	30,000	30,907
Metropolitan Wash DC Arpts Ath Series 2020 A, 5% 10/1/2030 (c)	20,000	21,453
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2046 (c)	25,000	25,005
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2028 (c)	25,000	26,321
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (c)	200,000	202,822
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2038 (c)	180,000	186,582
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2046 (c)	175,000	178,452
		808,822
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022B, 5% 10/1/2039	35,000	36,973
TOTAL DISTRICT OF COLUMBIA		4,459,444
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2031	50,000	51,735
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2032	40,000	41,225
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2032	65,000	66,991
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2035	95,000	96,795
Washington Metropolitan Area Transit Authority 5% 7/15/2037	105,000	110,750
		367,496
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		367,496
Florida - 6.0%
Education - 0.1%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2033	25,000	25,166
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2042	65,000	67,870
Usf Fing Corp Fla Ctfs Partn Series 2012A, 3.75% 7/1/2035	120,000	119,995
		213,031
Electric Utilities - 0.2%
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2037	250,000	274,061
Orange Cnty FL Wtr & Wastewtr Series 2020, 5% 10/1/2037	30,000	32,090
Orlando Fla Utils Commn Util Sys Rev Series 2018 A, 5% 10/1/2037	100,000	102,774
		408,925
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (Escrowed to Maturity) (c)	55,000	56,350
General Obligations - 1.2%
Broward County FL School District Series 2019, 5% 7/1/2038	70,000	72,169
Broward County FL School District Series 2019, 5% 7/1/2039	40,000	41,056
Broward County FL School District Series 2019, 5% 7/1/2040	20,000	20,459
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 B, 4% 6/1/2033	31,000	31,156
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2021 A, 4% 11/1/2034	110,000	112,257
Florida St Dept Transn Fing Corp Rev (Florida St Proj.) Series 2020, 3% 7/1/2033	225,000	212,723
Florida St Gen. Oblig. Series 2017A, 4% 7/1/2032	50,000	50,895
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2033	250,000	266,725
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2022A, 5% 4/1/2052	100,000	100,392
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2048	315,000	319,346
Miami-Dade Cnty Fla Gen. Oblig. Series 2013 A, 4% 7/1/2033	105,000	105,031
Miami-Dade Cnty Fla Gen. Oblig. Series 2015B, 4% 7/1/2033	100,000	100,018
Miami-Dade Cnty Fla Gen. Oblig. Series 2018A, 5% 7/1/2041	75,000	76,710
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2040	75,000	72,593
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2022B, 5.25% 8/1/2040	70,000	74,556
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2042 (Assured Guaranty Municipal Corp Insured)	45,000	46,209
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2043 (Assured Guaranty Ltd Insured)	25,000	25,775
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2044 (Assured Guaranty Ltd Insured)	400,000	410,822
		2,138,892
Health Care - 0.9%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series A, 4% 12/1/2044	140,000	121,844
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2022 A, 5% 4/1/2042	25,000	25,363
Brevard Cnty FL Health Fac 5% 4/1/2029	200,000	213,796
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	50,000	51,052
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2037	120,000	116,865
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2042	35,000	35,431
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 4.125% 11/15/2051	20,000	17,510
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.25% 11/15/2049	65,000	67,611
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2041	115,000	118,497
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	45,000	45,980
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) Series 2019 A 1, 4% 4/1/2037	125,000	119,775
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 4% 8/1/2051	215,000	183,609
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2042	40,000	40,019
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2042	105,000	107,209
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2033	30,000	30,355
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2025A, 5.25% 10/1/2056	225,000	228,584
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2030	50,000	51,823
		1,575,323
Lease Revenue - 0.0%
Marion Cnty FL Sch Brd Ctfs Partn Series 2024, 5% 6/1/2038 (Assured Guaranty Ltd Insured)	40,000	42,784
Other - 0.1%
Miami-Dade Cnty FL Edl Fac Rev Series 2024 A, 5.25% 4/1/2047	35,000	35,642
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2039	40,000	42,377
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2046	95,000	97,398
Orange Cnty FL Health Facs Auth Rev Series 2024, 5% 8/1/2047	65,000	63,247
		238,664
Special Tax - 0.5%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	45,000	46,917
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2035	30,000	30,476
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2038	100,000	99,047
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2039	135,000	131,498
County of Pasco FL Series 2023 A, 5.5% 9/1/2037 (Assured Guaranty Municipal Corp Insured)	50,000	54,697
Lee Cnty-Tallahassee City Flablueprint Intergovernmental Agy Sales Tax Rev Series 2024, 5% 10/1/2038	20,000	21,395
Miami FL Spl Oblig Series 2023A, 5% 3/1/2043	150,000	155,822
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2042	25,000	25,901
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2017, 4% 7/1/2032	70,000	70,361
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2018, 4% 7/1/2048	60,000	52,156
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2032	145,000	155,455
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2033	20,000	21,330
		865,055
Transportation - 1.2%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	55,000	57,075
Florida St Dept Transn Fed Hwy Reimbursement Rev Series 2021 A, 5% 7/1/2026	50,000	51,126
Florida St Dept Transn Tpk Rev Series 2024 C, 5% 7/1/2042	45,000	47,350
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	25,000	25,954
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2026 (c)	30,000	30,685
Greater Orlando Aviation Auth Series 2022 A, 5% 10/1/2046 (c)	30,000	29,825
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	40,000	42,040
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.25% 10/1/2040 (c)	220,000	233,080
Lee Cnty FL Airport 5% 10/1/2037 (c)	405,000	416,024
Lee Cnty FL Airport 5% 10/1/2039 (c)	100,000	101,356
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	380,000	379,501
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (c)	60,000	60,036
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (c)	125,000	122,801
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	45,000	46,136
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2027 (c)	195,000	201,849
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 A, 4% 7/1/2031	35,000	35,211
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2037	50,000	52,064
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2038	55,000	56,962
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	65,000	64,509
		2,053,584
Water & Sewer - 1.8%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2042	30,000	31,286
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2038	35,000	34,570
Orange Cnty FL Wtr & Wastewtr Series 2025, 4% 10/1/2040	1,500,000	1,473,295
Tampa Fla Wtr & Wastewtr Sys Series 2022A, 5.25% 10/1/2057	1,500,000	1,550,065
Tampa Fla Wtr & Wastewtr Sys Series 2024 B, 5% 10/1/2041	100,000	106,293
		3,195,509
TOTAL FLORIDA		10,788,117
Georgia - 2.0%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2037	80,000	79,794
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	20,000	21,590
		101,384
Electric Utilities - 0.3%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	20,000	21,155
Georgia Mun Elec Auth Pwr Rev Series 2021 A, 5% 1/1/2034	20,000	21,791
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2043 (Macquarie Group Ltd Guaranteed)	450,000	450,566
		493,512
General Obligations - 1.1%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,000,000	1,005,258
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	25,000	25,235
Main Street Natural Gas Inc 5% tender 12/1/2053 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	110,000	115,901
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	250,000	264,199
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	315,000	315,772
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	160,000	166,091
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	50,000	52,836
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	40,000	42,097
		1,987,389
Health Care - 0.3%
Cobb Cnty GA Kennestone Hosp Series 2023A, 5% 4/1/2042	20,000	20,473
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	40,000	40,368
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2038	20,000	19,324
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2045	390,000	342,166
Lagrange-Troup Cnty GA Hosp Rev 4% 4/1/2042	80,000	71,603
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2042	30,000	30,680
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2043	25,000	25,425
		550,039
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5% 7/1/2046	100,000	104,432
Transportation - 0.1%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2042 (c)	30,000	30,978
Atlanta GA Arpt Rev Series 2021 B, 5% 7/1/2037	45,000	48,180
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	50,000	52,147
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2043	45,000	47,282
		178,587
Water & Sewer - 0.1%
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2038	40,000	43,082
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2052	100,000	102,105
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2036	25,000	22,892
		168,079
TOTAL GEORGIA		3,583,422
Hawaii - 1.3%
General Obligations - 0.3%
Hawaii St Gen. Oblig. 5% 1/1/2033	35,000	37,184
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2032	45,000	46,774
Honolulu HI City & Cnty Gen. Oblig. Series 2018 A, 5% 9/1/2032	35,000	37,019
Honolulu HI City & Cnty Gen. Oblig. Series 2019C, 5% 8/1/2042	75,000	76,851
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2039	25,000	24,429
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 5% 7/1/2035	40,000	43,098
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	220,000	233,697
Honolulu HI City & Cnty Gen. Oblig. Series A, 4% 10/1/2034	60,000	60,014
Honolulu HI City & Cnty Gen. Oblig. Series C, 4% 10/1/2031	55,000	55,505
		614,571
Health Care - 0.2%
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2015A, 5% 7/1/2026	200,000	200,000
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2023C, 5% 7/1/2039	140,000	147,694
		347,694
Special Tax - 0.1%
Hawaii St Hwy Rev Series 2021, 5% 1/1/2037	20,000	21,453
Hawaii St Hwy Rev Series 2021, 5% 1/1/2039	105,000	110,896
Hawaii St Hwy Rev Series 2021, 5% 1/1/2040	75,000	78,812
		211,161
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2049	70,000	72,298
Hawaii St Arpts Sys Rev 5.5% 7/1/2054 (c)	100,000	104,304
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2028 (c)	20,000	20,989
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2038 (c)	100,000	103,359
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	50,000	49,807
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	300,000	292,609
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2039	150,000	145,956
		789,322
Water & Sewer - 0.2%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 4% 7/1/2038	255,000	252,288
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2036	50,000	52,694
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2040	30,000	30,944
		335,926
TOTAL HAWAII		2,298,674
Idaho - 0.4%
Health Care - 0.1%
Idaho Health Facs Auth Rev 5% 3/1/2036	225,000	246,764
Special Tax - 0.2%
Idaho Hsg & Fin Assn Sales Tax Rev Series 2023A, 5% 8/15/2042	120,000	126,329
Idaho Hsg & Fin Assn Sales Tax Rev Series 2024A, 5% 8/15/2042	75,000	79,298
Idaho Hsg & Fin Assn Sales Tax Rev Series 2024A, 5% 8/15/2043	135,000	141,811
		347,438
Transportation - 0.1%
Idaho Hsg & Fin Assn Sales Tax Rev Series 2022 A, 5% 8/15/2037	80,000	86,793
Idaho Hsg & Fin Assn Sales Tax Rev Series 2022 A, 5% 8/15/2041	60,000	63,275
		150,068
TOTAL IDAHO		744,270
Illinois - 7.1%
Education - 0.3%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	25,000	25,067
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	20,000	20,212
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5.25% 5/15/2054	135,000	137,001
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2044	65,000	67,617
University of Illinois (University of Illinois Proj.) Series 2024A, 5% 4/1/2037	135,000	146,461
University of Illinois (University of Illinois Proj.) Series 2024A, 5% 4/1/2039	150,000	159,563
University of Illinois Series 2021 A, 5% 4/1/2027	45,000	46,648
		602,569
Electric Utilities - 0.0%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2029	75,000	76,688
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	10,000	10,353
General Obligations - 1.6%
Chicago IL Gen. Oblig. 5.25% 1/1/2045	150,000	145,881
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	120,000	122,084
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2039	50,000	50,069
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2031	110,000	112,494
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2017B, 5% 12/1/2026	75,000	77,277
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2020, 4% 12/15/2031	150,000	153,433
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	20,000	19,795
Illinois St Gen. Oblig. 5% 2/1/2027	40,000	41,128
Illinois St Gen. Oblig. 5% 3/1/2027	65,000	66,925
Illinois St Gen. Oblig. Series 2016, 4% 1/1/2037 (Assured Guaranty Ltd Insured)	100,000	94,371
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	102,529
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	45,000	46,102
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2032	25,000	25,982
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2034	40,000	41,189
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2035	30,000	30,776
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	20,000	20,785
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2027	40,000	41,608
Illinois St Gen. Oblig. Series 2019 B, 5% 11/1/2031	85,000	89,903
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2027	120,000	123,554
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	145,000	156,164
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	230,000	242,452
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2026	70,000	71,868
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2039	65,000	59,117
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	120,000	123,554
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	50,000	53,004
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	295,000	310,989
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	25,000	25,518
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	310,000	326,623
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2030	45,000	45,863
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2027	50,000	51,950
		2,872,987
Health Care - 1.2%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	450,000	461,023
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2031	65,000	65,121
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	175,000	159,314
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 4% 7/15/2037	30,000	29,552
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	250,000	260,418
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	170,000	173,057
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	45,000	46,014
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	50,000	50,806
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2035	95,000	101,217
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2036	255,000	269,603
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2041	40,000	36,213
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2027	50,000	52,180
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2051	350,000	349,972
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	110,000	108,682
		2,163,172
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	55,000	48,124
Illinois Housing Development Authority Series 2023 A, 4.5% 10/1/2038	50,000	50,136
Illinois Housing Development Authority Series 2023 K, 5.25% 10/1/2043	60,000	61,736
		159,996
Other - 0.2%
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2036	105,000	111,221
Illinois St Gen. Oblig. Series OCTOBER 2024C, 4% 10/1/2040	155,000	138,947
Southwestern IL Dev Auth Rev Series 2023 A, 5.5% 12/1/2035	95,000	105,205
		355,373
Special Tax - 1.2%
Chicago IL Board of Education Series 2023, 5.25% 4/1/2033	60,000	65,710
Chicago IL Board of Education Series 2023, 5.25% 4/1/2034	145,000	157,686
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2045	200,000	200,773
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2043	195,000	199,176
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5.25% 11/15/2045	150,000	154,646
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	100,000	102,370
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	65,000	66,317
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	45,000	45,746
Illinois St Sales Tax Rev Series FEBRUARY 2024 C, 5% 6/15/2040	45,000	46,835
Illinois St Sales Tax Rev Series MARCH 2025 C, 5% 6/15/2043	40,000	40,817
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 4% 6/15/2030	85,000	85,211
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2031	390,000	390,716
Sales Tax Securitization Corp 5% 1/1/2044	170,000	171,637
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2043	55,000	55,870
Sales Tax Securitization Corp Series 2018C, 5.5% 1/1/2036	100,000	105,252
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2038	95,000	101,959
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2044	80,000	81,364
		2,072,085
Transportation - 1.5%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2038 (c)	35,000	36,271
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	40,000	40,139
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036	60,000	60,024
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	235,000	233,742
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	105,000	102,458
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2042 (c)	30,000	30,090
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2053 (c)	150,000	149,856
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	400,000	429,922
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2048 (c)	300,000	304,847
Chicago IL O'Hare Intl Arpt Rev Series D, 5.25% 1/1/2037	80,000	81,354
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2032	100,000	100,719
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2033	155,000	161,480
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2035	50,000	51,825
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 4% 1/1/2044	25,000	22,242
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2041	75,000	76,546
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	50,000	52,001
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	50,000	51,288
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	100,000	100,869
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2041	45,000	46,623
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2046	590,000	596,386
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2042	30,000	31,304
		2,759,986
Water & Sewer - 1.0%
Chicago IL Wastewater Transmission Rev Series 2023 B, 5% 1/1/2039 (Assured Guaranty Ltd Insured)	40,000	41,977
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2044	50,000	51,025
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2039 (Build America Mutual Assurance Co Insured)	150,000	159,904
Chicago IL Wtr Rev 5% 11/1/2037	215,000	228,804
Chicago IL Wtr Rev 5% 11/1/2039	250,000	262,190
Chicago IL Wtr Rev Series 2000, 5% 11/1/2029	90,000	91,848
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	205,000	208,918
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2033	70,000	71,709
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2037	225,000	234,864
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2039	355,000	366,561
		1,717,800
TOTAL ILLINOIS		12,791,009
Indiana - 1.6%
Electric Utilities - 0.0%
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2029	40,000	40,690
General Obligations - 0.6%
Brownsburg IN 99 Sch Bldg Corp (Brownsburg Ind Bldg Corp Proj.) Series 2024B, 5% 7/15/2042	285,000	295,816
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 7/15/2035	30,000	27,449
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2031	45,000	47,585
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2032	25,000	26,356
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2033	70,000	73,535
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2034	30,000	31,407
Tri-Creek 2002 High Sch Bldg Corp Ind (Tri-Creek Sch Corp Ind Proj.) Series 2023, 5.25% 7/15/2038	305,000	330,332
		832,480
Health Care - 0.0%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 B, 5% 11/1/2028	35,000	36,520
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	50,000	50,592
		87,112
Lease Revenue - 0.4%
Allen County Building Corp Series 2024, 5% 7/15/2041	110,000	115,864
Avon Ind Cmnty Sch Bldg Corp Series 2023, 5.25% 7/15/2038	350,000	380,823
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2038	40,000	42,724
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2039	30,000	31,843
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.625% 7/15/2053	65,000	70,250
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2038	85,000	89,285
		730,789
Other - 0.0%
Indianapolis Local Public Improvement Bond Bank Series 2023I 1, 5% 1/1/2048	40,000	40,564
Special Tax - 0.2%
Indianapolis Ind Loc Pub Impt Bd Bank Series 2017 C, 5% 1/1/2036	125,000	129,348
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2036	195,000	203,714
Indianapolis Ind Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2032	50,000	54,644
		387,706
Transportation - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2053	100,000	100,241
Water & Sewer - 0.3%
Indiana Finance Authority Series 2021 1, 5% 10/1/2037	25,000	26,577
Indiana Finance Authority Series 2022 A, 5% 10/1/2037	50,000	53,823
Indiana Finance Authority Series 2023A, 5% 10/1/2038	95,000	102,562
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019 A, 5% 2/1/2039	130,000	134,400
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	120,000	125,691
Indiana St Fin Auth Rev Series 2024 A, 5% 2/1/2040	60,000	64,789
Indiana St Fin Auth Rev Series 2024 A, 5% 2/1/2041	35,000	37,384
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) 5% 10/1/2032	35,000	36,893
		582,119
TOTAL INDIANA		2,801,701
Iowa - 0.4%
General Obligations - 0.0%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	70,000	70,854
Health Care - 0.0%
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2036	30,000	32,193
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2038	35,000	37,006
		69,199
Lease Revenue - 0.1%
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2037	70,000	75,193
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2040	80,000	84,375
		159,568
Water & Sewer - 0.3%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2023 C, 5% 8/1/2037	70,000	76,667
Iowa Fin Auth Rev Series 2020 A, 5% 8/1/2035	50,000	53,801
Iowa Fin Auth Rev Series 2023 C, 5.25% 8/1/2053	75,000	77,605
Iowa Fin Auth Rev Series 2025A, 5% 8/1/2038	125,000	137,524
		345,597
TOTAL IOWA		645,218
Kansas - 0.3%
General Obligations - 0.0%
Johnson Cnty Kans Usd #512 Series 2023 A, 5% 10/1/2038	70,000	76,455
Health Care - 0.2%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2035	100,000	99,650
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2036	20,000	19,719
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2032	25,000	26,710
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2034	235,000	248,485
		394,564
Special Tax - 0.1%
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2039	90,000	97,824
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2041	35,000	37,437
		135,261
TOTAL KANSAS		606,280
Kentucky - 1.0%
General Obligations - 0.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	65,000	68,220
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	200,000	201,021
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	275,000	276,126
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (b)	25,000	24,893
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	115,000	121,573
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 11/1/2038 (Assured Guaranty Ltd Insured)	145,000	151,506
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	20,000	21,082
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2042	50,000	53,763
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2043	150,000	160,298
		1,078,482
Health Care - 0.3%
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 4% 6/1/2037 (Assured Guaranty Ltd Insured)	60,000	57,454
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	175,000	177,846
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	35,000	37,142
Warren Cnty KY Hosp Rev Series 2024, 5.25% 4/1/2054	185,000	187,466
		459,908
Lease Revenue - 0.0%
Kentucky St Pty & Bldgs Commn Series A, 5.25% 6/1/2038	55,000	59,287
Other - 0.0%
Kentucky Bond Development Corp Series 2025A, 5% tender 8/15/2055 (b)	20,000	22,010
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2023 C, 5% 5/15/2051	160,000	163,191
TOTAL KENTUCKY		1,782,878
Louisiana - 0.9%
Education - 0.1%
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 10/15/2036	50,000	53,881
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2016 A, 4% 12/15/2031	40,000	40,340
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2036	75,000	79,089
		173,310
General Obligations - 0.2%
Louisiana St Gen. Oblig. Series 2019 A, 5% 3/1/2037	25,000	25,975
Louisiana St Gen. Oblig. Series 2020 A, 5% 3/1/2038	20,000	21,011
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2037	30,000	32,106
Louisiana St Gen. Oblig. Series 2022 A, 5% 4/1/2037	60,000	65,029
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2036	40,000	42,264
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2037	100,000	104,791
		291,176
Health Care - 0.0%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	85,000	60,698
Tangipahoa Parish LA Hosp Svc (North Oaks Med Center Proj.) Series 2021, 4% 2/1/2041	20,000	17,968
		78,666
Other - 0.1%
Louisiana Pub Facs Rev Series 2024 A, 5% 4/15/2038	60,000	64,648
Louisiana St Gas & Fuel Tax Rv Series 2025A, 5% 5/1/2040	45,000	48,185
		112,833
Special Tax - 0.2%
Jefferson LA Sales Tax Dist Series 2019 B, 5% 12/1/2031 (Assured Guaranty Ltd Insured)	250,000	269,270
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2043	120,000	122,672
		391,942
Transportation - 0.3%
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2031	30,000	31,733
New Orleans LA Aviation Board 5.25% 1/1/2041 (c)	35,000	36,428
New Orleans LA Aviation Board 5.25% 1/1/2042 (c)	60,000	61,970
New Orleans LA Aviation Board 5.25% 1/1/2045 (c)	360,000	368,389
		498,520
Water & Sewer - 0.0%
Jefferson Parish LA Cons Wtr Series 2022, 4% 2/1/2027 (Build America Mutual Assurance Co Insured)	50,000	50,896
TOTAL LOUISIANA		1,597,343
Maine - 0.1%
Education - 0.0%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5% 10/1/2036	25,000	27,411
General Obligations - 0.1%
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 3% 10/1/2039	65,000	54,601
Health Care - 0.0%
Maine Health & Higher Edl Facsauth Rev Series 2024 A, 5.25% 7/1/2049	40,000	41,144
Special Tax - 0.0%
Maine Municipal Bond Bank Series 2024A, 5% 11/1/2039	30,000	32,375
TOTAL MAINE		155,531
Maryland - 0.4%
General Obligations - 0.1%
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2037	60,000	60,347
Prince Georges County MD Gen. Oblig. Series 2016 A, 4% 7/1/2029	50,000	50,438
		110,785
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority Series 2025, 5% 7/1/2038	200,000	212,396
Special Tax - 0.0%
Maryland St Stad Auth Rev (MD Stadium Auth Baltimore City Sch Proj.) Series 2018 A, 5% 5/1/2034	25,000	26,112
Transportation - 0.0%
Maryland St Transn Auth Transn 4% 7/1/2038	50,000	49,617
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	170,000	152,006
Baltimore MD Proj Rev Series 2019 A, 4% 7/1/2044	130,000	118,298
		270,304
TOTAL MARYLAND		669,214
Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority 5% 7/15/2036	130,000	138,009
Washington Metropolitan Area Transit Authority 5% 7/15/2039	190,000	197,236
		335,245
TOTAL MARYLAND,VIRGINIA		335,245
Massachusetts - 2.5%
Education - 0.5%
Massachusetts Development Finance Agency (Boston University Mass Proj.) Series 2023 FF, 5% 10/1/2048	80,000	81,746
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) 5% 7/15/2033	375,000	380,350
University Mass Bldg Auth Proj Series 2017 1, 5.25% 11/1/2042	360,000	366,915
		829,011
General Obligations - 0.6%
Massachusetts St (Massachusetts St Proj.) Gen. Oblig. Series 2022B, 4% 2/1/2040	80,000	77,801
Massachusetts St Gen. Oblig. 5% 11/1/2042	45,000	46,896
Massachusetts St Gen. Oblig. Series 2018 D, 3.625% 5/1/2043	125,000	109,307
Massachusetts St Gen. Oblig. Series 2018 D, 4% 5/1/2036	50,000	50,146
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	600,000	615,154
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2038	40,000	43,798
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	135,000	146,572
		1,089,674
Health Care - 0.6%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2033	30,000	31,138
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2034	25,000	25,832
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2032	210,000	221,676
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2034	75,000	78,268
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 2, 5% 7/1/2037	45,000	47,303
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	120,000	123,674
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	295,000	268,531
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2017 S, 4% 7/1/2035	100,000	100,063
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5.25% 3/1/2054	125,000	128,958
		1,025,443
Housing - 0.0%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2020 D 1, 2.65% 12/1/2055	200,000	121,158
Special Tax - 0.3%
Mass Bay Tran Auth Assemnt 5% 7/1/2037	145,000	157,960
Mass Bay Tran Auth Sls Tax Series 2024 A, 5% 7/1/2041	30,000	32,054
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	125,000	130,900
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	35,000	37,011
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	55,000	57,273
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	160,000	162,484
		577,682
Transportation - 0.2%
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2039 (c)	55,000	55,799
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2035 (c)	200,000	206,677
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	65,000	66,198
		328,674
Water & Sewer - 0.3%
Massachusetts Clean Water Trust/The 5% 2/1/2039	30,000	32,094
Massachusetts Clean Water Trust/The 5% 2/1/2043	190,000	198,056
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	50,000	52,612
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2042	150,000	158,663
Massachusetts St Wtr Res Auth Series 2016C, 4% 8/1/2036	105,000	104,778
		546,203
TOTAL MASSACHUSETTS		4,517,845
Michigan - 2.4%
Education - 0.3%
Michigan St Univ Revs Series 2023A, 5% 8/15/2037	20,000	21,613
Michigan St Univ Revs Series 2023A, 5% 8/15/2041	75,000	78,555
Michigan St Univ Revs Series 2024A, 5% 8/15/2044	85,000	88,019
Michigan St Univ Revs Series 2024A, 5% 8/15/2049	235,000	239,400
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	40,000	41,562
		469,149
General Obligations - 0.4%
City of Lansing MI Gen. Oblig. Series 2023B, 5% 6/1/2042 (Assured Guaranty Municipal Corp Insured)	100,000	103,718
Howell MI Pub Schs 5% 5/1/2043 (State of Michigan Guaranteed)	200,000	207,136
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2033	220,000	220,872
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 5% 10/15/2047	95,000	96,569
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 5.25% 10/15/2057	65,000	66,615
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 4% 10/15/2043	20,000	18,450
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	50,000	54,335
		767,695
Health Care - 0.5%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2037	30,000	31,852
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2038	30,000	31,581
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2032	65,000	68,981
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2036	190,000	197,592
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	155,000	160,411
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2037	45,000	45,871
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 2, 4% 12/1/2036	105,000	102,593
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 5, 4% 12/1/2040	135,000	125,572
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 5% 12/1/2041	65,000	66,141
		830,594
Housing - 0.4%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	150,000	165,759
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 4.65% 12/1/2049	450,000	431,421
Michigan Hsg Dev Rental Hsg (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2018 A, 4.15% 10/1/2053	50,000	43,596
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	150,000	104,578
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.5% 10/1/2054	190,000	144,455
		889,809
Other - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 A, 4.5% 10/1/2038	90,000	90,190
Michigan St Hosp Fin Auth Rev Series SUB 2025 B1, 5% tender 8/15/2055 (b)	250,000	270,139
		360,329
Special Tax - 0.3%
Detroit Mich Regl Convention Fac Auth Convention Fac Tax Rev Series 2024C, 5% 10/1/2039	25,000	26,077
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2045	150,000	134,985
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	150,000	129,045
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2031	30,000	31,615
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2033	95,000	99,406
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038	20,000	20,452
Michigan St Trunk Line Fd 5% 11/15/2034	45,000	48,678
		490,258
Water & Sewer - 0.3%
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2042	40,000	42,309
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2052	300,000	310,405
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5.25% 7/1/2042	75,000	79,330
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2030	65,000	66,099
		498,143
TOTAL MICHIGAN		4,305,977
Minnesota - 0.5%
General Obligations - 0.1%
Minnesota St Gen. Oblig. Series 2023B, 5% 8/1/2038	100,000	109,193
South Washington Cnty MN Ind Sch Dist No 833 Series 2024A, 5% 2/1/2037 (Minnesota St Guaranteed)	175,000	187,694
		296,887
Health Care - 0.4%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	200,000	200,040
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	80,000	85,755
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2042	65,000	66,073
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2047	190,000	192,999
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	80,000	82,533
		627,400
Other - 0.0%
Minnesota St Hsg Fin Agy 6.25% 7/1/2055	30,000	33,447
TOTAL MINNESOTA		957,734
Mississippi - 0.6%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2019 B, 4% 10/1/2036	35,000	34,684
Mississippi St Gen. Oblig. Series 2021C, 5% 10/1/2035	30,000	31,403
		66,087
Health Care - 0.2%
Mississippi Hosp Eq & Facs Aut (Ochsner Clinic Foundation Proj.) Series 2025 C, 5.5% 5/15/2055	400,000	415,404
Housing - 0.4%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) 4.8% 12/1/2045	125,000	123,581
Mississippi Home Corp Single Family Mtg Rev 4.95% 6/1/2053	355,000	354,568
		478,149
Other - 0.0%
Mississippi Dev Bank Spl Obl 5% 1/1/2028	40,000	42,129
Special Tax - 0.0%
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	35,000	37,046
TOTAL MISSISSIPPI		1,038,815
Missouri - 1.2%
General Obligations - 0.1%
Clay Cnty MO Pub Sch Dist N 53 Series 2023, 5% 3/1/2040	30,000	31,415
Hazelwood MO Sch Dist 4% 3/1/2041	75,000	71,790
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	30,000	31,500
St Louis Cnty MO Spl Oblig Series 2022A, 5% 12/1/2036	95,000	99,757
		234,462
Health Care - 0.4%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 2.25% 7/1/2036	70,000	55,752
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2034	40,000	40,696
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2035	110,000	111,210
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2040	100,000	95,061
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) Series 2017A, 4% 5/15/2048	110,000	95,246
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2031	70,000	73,808
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4% 11/15/2045	60,000	52,240
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	65,000	57,860
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 4% 11/15/2047	60,000	51,187
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 3% 6/1/2050	60,000	42,094
		675,154
Housing - 0.1%
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.95% 11/1/2050	100,000	99,976
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2024C, 4.7% 11/1/2054	90,000	85,702
		185,678
Lease Revenue - 0.2%
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2036	200,000	220,425
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2038	105,000	113,413
		333,838
Other - 0.3%
Springfield MO Pub Utils Brd Ctfs Partn Series 2025, 5% 11/1/2038	500,000	545,241
Special Tax - 0.0%
Kansas City MO Spl Oblig Series 2022C, 5% 9/1/2036	25,000	27,065
St Louis Cnty MO Spl Oblig (St Louis Cnty MO Pkwy Sch Dist Proj.) Series 2020A, 3% 12/1/2031	60,000	58,233
		85,298
Transportation - 0.1%
St Louis MO Arpt Rev Series 2024A, 5% 7/1/2041 (Assured Guaranty Municipal Corp Insured)	45,000	47,217
St Louis MO Arpt Rev Series 2024A, 5.25% 7/1/2049 (Assured Guaranty Ltd Insured)	100,000	103,724
		150,941
TOTAL MISSOURI		2,210,612
Montana - 0.0%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2031	20,000	20,447
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 4.125% 7/1/2038	50,000	48,109
		68,556
TOTAL MONTANA		68,556
Nebraska - 0.6%
Education - 0.0%
University NE Facs Corp Rev Series 2018, 5% 7/15/2029	40,000	42,526
Electric Utilities - 0.2%
Lincoln NE Series 2018, 5% 9/1/2031	45,000	46,353
Omaha Public Power District Series 2019 A, 3% 2/1/2034	20,000	18,778
Omaha Public Power District Series 2024 A, 5% 2/1/2040	90,000	95,958
Omaha Public Power District Series 2024 B, 5% 2/1/2038	55,000	59,498
Omaha Public Power District Series 2024C, 5% 2/1/2054	65,000	66,141
		286,728
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	400,000	423,379
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev Series 2023 G, 4.95% 9/1/2038	150,000	154,037
Nebraska Invt Fin Auth Sfh Rev Series 2023E, 4.65% 9/1/2043	25,000	24,381
		178,418
Other - 0.1%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2049 (Assured Guaranty Municipal Corp Insured) (c)	150,000	152,602
TOTAL NEBRASKA		1,083,653
Nevada - 1.3%
Electric Utilities - 0.0%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	35,000	35,071
General Obligations - 0.7%
Clark Cnty NV Gen. Oblig. Series 2018, 4% 12/1/2037	30,000	29,397
Clark Cnty NV Gen. Oblig. Series 2019, 4% 6/1/2036	130,000	130,503
Clark Cnty NV School Dist Series 2015 C, 4% 6/15/2033	165,000	165,172
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2035	45,000	45,173
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2036	100,000	99,932
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2032	50,000	52,465
Clark Cnty NV School Dist Series 2021 B, 3% 6/15/2036	270,000	236,066
Clark Cnty NV School Dist Series 2024A, 5% 6/15/2039	55,000	58,580
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2040	80,000	84,992
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2043	200,000	207,822
Nevada St Gen. Oblig. Series 2024A, 5% 5/1/2036	70,000	78,817
Washoe Cnty Nev Sch Dist Series 2017 C, 3.125% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	50,000	41,354
		1,230,273
Other - 0.0%
Washoe Cnty Nev Sch Dist Series 2024A, 4% 6/1/2043	75,000	70,438
Special Tax - 0.3%
Clark Cnty Nev Sales & Excise Tax Rev Series 2023, 5% 7/1/2037	85,000	92,611
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2031	65,000	67,330
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2034	50,000	51,547
Clark Cnty NV Hwy Impt Rev Series 2023, 4% 7/1/2042	100,000	91,625
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2041	110,000	115,901
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	25,000	26,881
Las Vegas Convention & Visitors Authority Series 2023 A, 5% 7/1/2049	80,000	81,494
		527,389
Transportation - 0.1%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2031	50,000	53,638
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2026 (c)	45,000	45,791
		99,429
Water & Sewer - 0.2%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2044	100,000	92,033
Las Vegas Valley NV Gen. Oblig. Series 2023 A, 5% 6/1/2043	140,000	145,295
Truckee Meadows NV Wtr Au Rev Series 2016, 5% 7/1/2037	100,000	101,226
		338,554
TOTAL NEVADA		2,301,154
New Hampshire - 0.2%
Health Care - 0.2%
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) 5.25% 8/1/2055	400,000	406,552
New Jersey - 0.5%
Education - 0.0%
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	30,000	30,228
General Obligations - 0.0%
New Jersey Trans Trust Fund Auth 5% 6/15/2038	30,000	31,624
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	45,000	47,296
		78,920
Housing - 0.4%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 5.1% 10/1/2050 (d)	500,000	502,543
Other - 0.1%
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2023 SUB E2, 3.3% 11/1/2026	100,000	100,219
Transportation - 0.0%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	50,000	50,307
Port Auth NY & NJ Series 243, 5% 12/1/2038	75,000	81,289
		131,596
TOTAL NEW JERSEY		843,506
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 9/15/2030 (c)	150,000	155,602
Port Auth NY & NJ Series 231, 5% 8/1/2026 (c)	130,000	132,451
Port Auth NY & NJ Series 231, 5% 8/1/2038 (c)	40,000	41,140
Port Auth NY & NJ Series 242, 5% 12/1/2040 (c)	85,000	86,856
Port Auth NY & NJ Series 246, 5% 9/1/2041 (c)	20,000	20,500
		436,549
TOTAL NEW JERSEY,NEW YORK		436,549
New Jersey,Pennsylvania - 0.2%
Transportation - 0.2%
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	25,000	25,935
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	235,000	243,054
		268,989
TOTAL NEW JERSEY,PENNSYLVANIA		268,989
New Mexico - 0.5%
Health Care - 0.1%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2017 A, 4% 8/1/2035	90,000	89,007
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 5% 8/1/2044	100,000	99,076
		188,083
Housing - 0.3%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2025A, 4.55% 9/1/2045	500,000	480,354
New Mexico Mtg Fin Auth Series 2022D, 5.25% 3/1/2053	30,000	31,509
New Mexico Mtg Fin Auth Series 2024C, 6% 3/1/2055	80,000	87,491
		599,354
Special Tax - 0.1%
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2036	70,000	76,409
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2039	25,000	26,706
		103,115
TOTAL NEW MEXICO		890,552
New York - 8.8%
Education - 0.4%
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 4% 7/1/2037	250,000	247,771
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2027	500,000	522,652
		770,423
Electric Utilities - 0.0%
Utility Debt Securitization Authority Series 2023 TE 1, 5% 12/15/2039	50,000	54,731
General Obligations - 0.7%
City of New York NY Gen. Oblig. 5.25% 4/1/2047	395,000	411,030
City of New York NY Gen. Oblig. Series 1, 5% 8/1/2033	25,000	25,882
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	100,000	101,634
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2035	20,000	20,693
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	125,000	134,340
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2033	125,000	132,935
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2039	45,000	48,284
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2037	90,000	96,425
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2042	50,000	51,907
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2043	30,000	31,429
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2037	30,000	32,812
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	80,000	84,994
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 2A, 5% 7/15/2036	50,000	51,652
		1,224,017
Health Care - 0.3%
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 5% 5/1/2038	90,000	95,026
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2047 (Assured Guaranty Municipal Corp Insured)	350,000	356,356
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2049	100,000	106,883
		558,265
Housing - 0.4%
New York City Housing Development Corp Series 2017 G 1, 3.7% 11/1/2047	55,000	45,357
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 L 1, 2.5% 11/1/2045	125,000	82,910
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.25% 11/1/2041	180,000	145,595
New York St Hsg Fin Agy Series 2019 P, 3% 11/1/2044	65,000	49,754
New York St Hsg Fin Agy Series 2020 E, 2.2% 11/1/2040	100,000	70,572
New York St Hsg Fin Agy Series 2024 A, 3.45% tender 11/1/2063 (b)	50,000	50,046
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 I 1, 2.55% 11/1/2045	235,000	157,628
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	130,000	103,639
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	30,000	25,551
		731,052
Other - 0.4%
Build NYC Resource Corp Series 2025, 4% 9/1/2041	150,000	137,346
New York City Housing Development Corp Series 2024 A1, 4.55% 11/1/2044	400,000	383,764
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2037	60,000	62,871
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2039	50,000	51,786
New York St Dorm Auth Revs Non St Supported Debt 5% 7/1/2038	85,000	90,236
		726,003
Special Tax - 5.2%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2042	40,000	41,933
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2045	195,000	205,283
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	70,000	74,415
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2044	135,000	139,636
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2045	30,000	30,927
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2046	95,000	97,631
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5.25% 5/1/2048	50,000	52,046
New York City Transitional Finance Authority Series FISCAL 2025ASUB A1, 5% 11/1/2037	2,000,000	2,187,878
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 1, 5% 5/1/2042	50,000	52,416
New York NY City Transitional Fin Auth Rev (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024A SUB A 1, 5% 5/1/2045	500,000	512,689
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	95,000	92,871
New York NY City Transitional Fin Auth Rev 5% 5/1/2033	40,000	41,269
New York NY City Transitional Fin Auth Rev 5% 8/1/2043	25,000	25,814
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	70,000	71,614
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2033	50,000	52,328
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2038	25,000	24,390
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2039	30,000	28,667
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	90,000	93,219
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2036	1,500,000	1,649,860
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2044	130,000	134,639
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048	75,000	76,311
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2039	35,000	36,145
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	60,000	58,350
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2046	75,000	76,258
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	25,000	26,813
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2043	35,000	32,096
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2015 A, 5% 3/15/2037	125,000	125,357
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2038	30,000	29,460
New York State Urban Development Corp (New York State Pit Proj.) Series 2023A, 5% 3/15/2042	100,000	104,574
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 4% 3/15/2038	35,000	34,744
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2042	40,000	41,589
New York Twy Auth Pers Income Tax Rev Series 2022A, 5% 3/15/2048	1,000,000	1,015,930
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2043	50,000	52,046
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2044	255,000	265,780
NY Mta Dedicated Tax Fund Series B 1, 5% 11/15/2047	100,000	100,682
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2037	70,000	74,850
NY Payroll Mobility Tax Series 2021 SUB C 3, 3% 5/15/2051	400,000	279,168
NY Payroll Mobility Tax Series 2022A, 5% 5/15/2047	245,000	249,221
NY Payroll Mobility Tax Series 2024 B B 1, 5.25% 5/15/2054	500,000	516,482
NY Payroll Mobility Tax Series 2024A, 5% 5/15/2044	50,000	51,769
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2038	35,000	37,617
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2044	40,000	41,159
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2047	50,000	50,883
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2043	30,000	31,200
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2048	45,000	45,969
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5% 5/15/2044	55,000	57,103
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5% 5/15/2054	90,000	91,617
		9,212,698
Transportation - 1.3%
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	65,000	65,914
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2036	30,000	29,462
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	45,000	46,152
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2046	70,000	59,666
Metropolitan Transn Auth NY Rv Series 2021 A 2, 4% 11/15/2041	25,000	22,688
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2039	50,000	52,409
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2038	95,000	93,560
New York St Twy Auth Gen Rev Series O, 4% 1/1/2043	100,000	91,526
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2042 (c)	510,000	439,745
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2032 (c)	100,000	105,255
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Municipal Corp Insured) (c)	500,000	492,140
Triborough Brdg & Tunl NY Revs 5% 11/15/2037	140,000	152,117
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2048	205,000	208,747
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5% 11/15/2042	95,000	100,055
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2043	220,000	230,171
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2044	40,000	41,604
		2,231,211
Water & Sewer - 0.1%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2046	70,000	73,013
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 3% 6/15/2038	40,000	34,532
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB AA 2, 3% 6/15/2040	125,000	101,450
		208,995
TOTAL NEW YORK		15,717,395
North Carolina - 0.2%
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2018 A, 3.25% 6/1/2036	25,000	23,601
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Novant Health Inc Proj.) Series 2019A, 4% 11/1/2052	85,000	70,804
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2053	200,000	204,281
TOTAL NORTH CAROLINA		298,686
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2046 (Assured Guaranty Ltd Insured)	25,000	22,557
Other - 0.1%
North Dakota Pub Fin Auth Series 2024A, 5% 10/1/2036	65,000	72,840
TOTAL NORTH DAKOTA		95,397
Ohio - 2.0%
Education - 0.1%
Ohio St Higher Ed Fac Comm Series A, 5% 2/1/2041	20,000	20,543
Ohio St Univ Gen Rcpts Series 2021 A, 5% 12/1/2036	40,000	43,278
University Cincinnati OH Gen Series 2024A, 5% 6/1/2049	200,000	203,954
		267,775
Electric Utilities - 0.1%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	100,000	99,345
General Obligations - 0.6%
City of Columbus OH Gen. Oblig. Series 2021 A, 5% 4/1/2036	40,000	42,989
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	250,000	259,914
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 4% 7/1/2040	90,000	83,764
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2040	30,000	25,921
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	40,000	42,293
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2037	75,000	77,090
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2018 A, 5% 12/1/2038	25,000	25,789
State of Ohio 5% 3/1/2040	115,000	122,986
State of Ohio Gen. Oblig. 5% 3/1/2037	50,000	54,900
State of Ohio Gen. Oblig. 5% 3/1/2039	45,000	48,568
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2036	40,000	43,205
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2038	70,000	74,585
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2040	75,000	79,046
State of Ohio Gen. Oblig. Series 2023A, 5% 9/1/2037	100,000	109,960
State of Ohio Series 2018A, 5% 4/1/2031	35,000	36,913
State of Ohio Series 2018A, 5% 4/1/2032	30,000	31,599
		1,159,522
Health Care - 0.2%
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2042	265,000	265,329
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2042	25,000	21,813
		287,142
Housing - 0.4%
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) 4.55% 9/1/2045	500,000	486,624
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) 4.9% 9/1/2048	115,000	115,422
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 4.55% 9/1/2047	65,000	61,837
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 D, 4% 3/1/2048	35,000	35,037
		698,920
Other - 0.1%
Toledo Lucas County Public Library Gen. Oblig. 5% 12/1/2050	125,000	127,328
Special Tax - 0.1%
Akron OH Income Tax Rev 4% 12/1/2026	60,000	60,937
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	60,000	60,695
State of Ohio Gen. Oblig. Series Y, 5% 5/1/2038	35,000	38,283
		159,915
Water & Sewer - 0.4%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2035	55,000	49,909
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2037	40,000	42,332
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2040	120,000	125,620
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2046	20,000	20,551
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024A, 5% 12/1/2039	90,000	97,648
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2036	85,000	91,689
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2037	55,000	58,769
Ohio Water Development Authority 5% 12/1/2042	200,000	209,989
		696,507
TOTAL OHIO		3,496,454
Oklahoma - 0.6%
Education - 0.1%
Oklahoma Development Finance Authority Series 2016 D, 3% 6/1/2041	325,000	259,185
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series 2023, 5% 6/1/2038	70,000	74,796
General Obligations - 0.3%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2028	45,000	45,816
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5.25% 7/1/2050	300,000	314,518
		360,334
Lease Revenue - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev 5% 9/1/2036	50,000	53,488
OK Cnty Okla Fin Auth Edl Facs Lease Rev 5% 9/1/2041	140,000	144,065
		197,553
Pooled Loans - 0.0%
Oklahoma St Wtr Res Bd St Loan Series 2024B, 5.25% 10/1/2044	60,000	62,454
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	25,000	26,366
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2036	35,000	35,759
Oklahoma St Tpk Auth Tpk Rev Series 2018A, 5% 1/1/2036	30,000	30,651
		92,776
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2024, 5% 4/1/2045	65,000	67,566
TOTAL OKLAHOMA		1,114,664
Oregon - 2.1%
General Obligations - 1.2%
Benton & Lynch Cnty or SD 509j Series 2018A, 5% 6/15/2038 (e)	145,000	149,046
Oregon St Gen. Oblig. Series 2017 H, 5% 8/1/2042	1,500,000	1,529,694
Oregon St Gen. Oblig. Series 2019 G, 5% 8/1/2039	55,000	57,054
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2040	60,000	64,208
Salem Keizer School Dist Series 2018, 5% 6/15/2029	25,000	26,437
Salem Keizer School Dist Series 2018, 5% 6/15/2032 (Oregon St Guaranteed)	20,000	20,963
Washington Clark County SD23 Series 2019 A, 5% 6/15/2038	35,000	36,490
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2035 (Oregon St Guaranteed)	90,000	92,721
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	50,000	51,244
		2,027,857
Health Care - 0.1%
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2038	225,000	227,075
Special Tax - 0.5%
Oregon St Dept Admin Lottery 5% 4/1/2043	115,000	119,983
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2039	135,000	144,393
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2040	70,000	74,312
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2038	55,000	57,148
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2042	355,000	362,536
Oregon St Dept Trans Hwy User Tax Rev Series 2020 A, 5% 11/15/2035	140,000	150,896
		909,268
Transportation - 0.1%
Port of Portland Arpt Rev Series TWENTY EIGHT, 5% 7/1/2033 (c)	50,000	53,604
Port of Portland Arpt Rev Series TWENTY FIVE B, 5% 7/1/2039 (c)	95,000	96,174
Tri County Met Dist Series 2018 A, 5% 10/1/2029	80,000	83,939
		233,717
Water & Sewer - 0.2%
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2036	190,000	191,415
Portland OR Swr Sys Rev Series 2025A, 5% 10/1/2042	200,000	211,607
		403,022
TOTAL OREGON		3,800,939
Pennsylvania - 4.3%
Education - 0.6%
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2031 (c)	500,000	524,607
Pennsylvania St Univ Series 2023, 5% 9/1/2043	75,000	78,301
Pennsylvania St Univ Series 2025A, 5.5% 9/1/2055	500,000	534,498
		1,137,406
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2034	100,000	102,417
General Obligations - 0.9%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	140,000	130,789
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2032	240,000	249,124
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2033	85,000	87,933
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	40,000	41,233
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2031	25,000	25,107
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	250,000	250,969
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2033	80,000	80,258
Pennsylvania St Gen. Oblig. Series 2016, 4% 9/15/2031	50,000	50,411
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2042	110,000	101,864
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	260,000	274,664
Philadelphia PA Sch Dist 4% 9/1/2037	125,000	121,817
Philadelphia PA Sch Dist 5% 9/1/2031	30,000	32,063
Philadelphia PA Sch Dist 5% 9/1/2037	50,000	51,460
Philadelphia PA Sch Dist Series F, 5% 9/1/2027	55,000	56,140
		1,553,832
Health Care - 0.5%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2034	100,000	102,981
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	50,000	48,626
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	100,000	86,470
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2032	65,000	66,405
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 5% 2/15/2038	230,000	239,850
Northampton Cnty PA Gen Purp Auth Hosp Rev Series 2024A 1, 5% 8/15/2027	40,000	41,491
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	90,000	90,740
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2024A, 5.25% 7/1/2049	105,000	109,246
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2032	45,000	45,906
		831,715
Housing - 0.5%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 3.1% 10/1/2036	70,000	62,196
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage 1982 Adopted April 1, 1982 Sf&Mf Mbs Open Go Proj.) Series 2024 145A, 4.75% 10/1/2049	100,000	97,148
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage 1982 Adopted April 1, 1982 Sf&Mf Mbs Open Go Proj.) Series 2025 148A, 4.625% 10/1/2045	200,000	193,720
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.125% 10/1/2035	25,000	19,932
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 144A, 4.6% 10/1/2049	205,000	194,911
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 146A, 4.75% 4/1/2053	130,000	125,792
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 149A, 5.2% 10/1/2050 (d)	250,000	249,675
		943,374
Special Tax - 0.1%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 5% 12/1/2046	30,000	30,354
Southeastern PA Transn Auth Rev 5.25% 6/1/2040	50,000	53,372
Southeastern PA Transn Auth Rev 5.25% 6/1/2043	65,000	68,310
Southeastern PA Transn Auth Rev 5.25% 6/1/2047	95,000	98,467
		250,503
Transportation - 1.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	200,000	200,189
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Municipal Corp Insured) (c)	70,000	73,321
Pennslyvania Dev Fing Auth Rev Series 2015, 5% 12/31/2029 (c)	205,000	206,845
Pennsylvania Turnpike Commission 4.125% 12/1/2050	125,000	115,273
Pennsylvania Turnpike Commission 5% 12/1/2043	125,000	130,416
Pennsylvania Turnpike Commission 5% 12/1/2043	100,000	104,333
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	135,000	140,948
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	45,000	46,982
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2034	60,000	62,080
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2036	120,000	123,283
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2037	50,000	51,218
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2038	300,000	313,123
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	100,000	103,630
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	75,000	77,863
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2034	30,000	32,309
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2036	85,000	90,277
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	50,000	50,936
Pennsylvania Turnpike Commission Series 2023 A, 5% 12/1/2037	40,000	43,461
Pennsylvania Turnpike Commission Series 2023 A, 5.25% 12/1/2053	30,000	31,140
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2041	25,000	26,495
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2047	115,000	118,033
Pennsylvania Turnpike Commission Series B 1, 5% 6/1/2032	45,000	46,458
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2034 (Assured Guaranty Ltd Insured)	45,000	46,326
		2,234,939
Water & Sewer - 0.3%
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2053	400,000	401,552
Philadelphia PA Wtr & Wastewtr Series 2020A, 5% 11/1/2050	200,000	199,183
		600,735
TOTAL PENNSYLVANIA		7,654,921
Rhode Island - 0.4%
Education - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	20,000	20,976
General Obligations - 0.2%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5.25% 9/15/2040	45,000	48,299
Rhode Island & Providence Plantations Gen. Oblig. Series 2018 A, 4% 4/1/2034	45,000	45,472
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 3% 1/15/2039	30,000	25,272
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 4% 1/15/2035	40,000	40,461
Rhode Island Health and Educational Building Corp (East Providence RI Proj.) 5% 5/15/2046	200,000	203,173
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2040	60,000	63,401
		426,078
Housing - 0.2%
Rhode Is Hsg & Mtg Fin Cor Series 84 A, 4.4% 10/1/2044	130,000	124,722
Rhode Island Hsg & Mtg Fin Cp 4.95% 10/1/2053	100,000	99,849
Rhode Island Hsg & Mtg Fin Cp 5% 10/1/2042	60,000	61,180
		285,751
TOTAL RHODE ISLAND		732,805
South Carolina - 0.8%
Education - 0.0%
Univ SC Higher Ed Rev (Univ SC Higher Ed Rev Proj.) Series 2021 A, 5% 5/1/2046	30,000	30,576
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev 5.5% 12/1/2040	50,000	53,953
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2044	20,000	20,344
		74,297
General Obligations - 0.1%
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2035	100,000	110,140
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2038	60,000	64,658
		174,798
Health Care - 0.4%
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2016, 5% 11/1/2035	40,000	40,258
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	175,000	187,369
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.25% 11/1/2041	285,000	298,772
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	40,000	42,172
		568,571
Housing - 0.0%
South Carolina Hsg Fin Dev Aut Series 2023A, 5.75% 1/1/2054	20,000	21,565
Lease Revenue - 0.2%
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2041	200,000	206,826
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2042	110,000	113,202
		320,028
Special Tax - 0.1%
Charlston Cnty SC Gen. Oblig. Series 2021 A, 2% 11/1/2038	250,000	185,498
Transportation - 0.0%
South Carolina St Ports Auth Series 2018, 5% 7/1/2035 (c)	20,000	20,465
TOTAL SOUTH CAROLINA		1,395,798
South Dakota - 0.3%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2043	50,000	51,754
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	295,000	301,814
		353,568
Housing - 0.1%
South Dakota Hsg Dev Aut Series 2024C, 4.5% 11/1/2044	150,000	143,400
TOTAL SOUTH DAKOTA		496,968
Tennessee - 1.9%
Education - 0.0%
Tennessee St Sch Bd Auth 5% 11/1/2040	70,000	73,768
General Obligations - 0.5%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	25,000	23,282
Tennergy Corp Tenn Gas Revenue 5% tender 10/1/2054 (b)	80,000	84,133
Tennergy Corp Tenn Gas Revenue Series 2021 A, 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	70,000	70,394
Tennessee Energy Acquisition Corp Commodity Proj Rev Series 2021 A, 5% tender 5/1/2052 (b)	300,000	316,047
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	40,000	40,631
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (b)	130,000	134,042
Tennessee St Sch Bd Auth 5% 11/1/2038	60,000	63,883
Tennessee St Sch Bd Auth 5% 11/1/2041	25,000	26,173
Tennessee St Sch Bd Auth 5% 11/1/2042	45,000	46,820
		805,405
Health Care - 0.2%
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2038	55,000	57,485
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2039	70,000	72,284
Chattanooga Health Educational & Housing Facility Board Series 2024, 5.25% 12/1/2042	75,000	77,441
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2036	100,000	100,009
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2031	35,000	35,439
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2030	85,000	87,151
		429,809
Housing - 0.1%
Tennessee Hsg Dev Agy Residential Fin Prog Rev 6% 1/1/2056	150,000	164,512
Other - 0.8%
Hamilton Cntytenn Gen. Oblig. Series 2024 A, 5% 8/1/2039	160,000	174,937
Memphis TN Gen. Oblig. 5% 4/1/2044	85,000	87,626
Memphis TN Gen. Oblig. Series 2024A, 5% 4/1/2039	140,000	149,253
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2024C, 5% 1/1/2042	200,000	212,449
Rutherford Cnty TN Gen. Oblig. Series 2023, 5% 4/1/2038	205,000	222,399
Shelby Cnty TN Gen. Oblig. 5% 4/1/2038	80,000	86,316
Shelby Cnty TN Gen. Oblig. 5% 4/1/2039	75,000	80,039
Shelby Cnty TN Gen. Oblig. 5% 4/1/2040	55,000	58,233
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2039	60,000	65,133
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2043	150,000	157,433
		1,293,818
Special Tax - 0.1%
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2040 (Assured Guaranty Ltd Insured)	95,000	100,117
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2041 (Assured Guaranty Ltd Insured)	55,000	57,462
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2048 (Assured Guaranty Ltd Insured)	100,000	103,710
		261,289
Transportation - 0.2%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	30,000	30,557
Metro Nashville Arpt Auth Rev 5.5% 7/1/2041 (c)	100,000	105,438
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2033 (c)	100,000	104,967
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	205,000	200,422
		441,384
TOTAL TENNESSEE		3,469,985
Texas - 10.2%
Education - 0.6%
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2037	40,000	44,020
Clifton Higher Education Finance Corp Series 2019, 4% 8/15/2037	30,000	29,471
Texas A&M Univ Perm Univ Fund Series 2025A, 5% 7/1/2052	110,000	113,109
Texas A&M Univ Revs Series 2024A, 5% 5/15/2038	180,000	196,641
Texas A&M Univ Revs Series 2024A, 5% 5/15/2042	350,000	369,786
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2033	35,000	35,933
Texas Tech Univ Revs Series 2023A, 5% 2/15/2040	190,000	201,171
University Houston TX Univ Rev Series 2022A, 5% 2/15/2040	50,000	52,191
		1,042,322
Electric Utilities - 1.0%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2038	125,000	135,404
City of Georgetown TX Series 2022, 5% 8/15/2037 (Assured Guaranty Municipal Corp Insured)	70,000	74,561
City of Georgetown TX Series 2022, 5% 8/15/2039 (Assured Guaranty Municipal Corp Insured)	75,000	78,774
City of Georgetown TX Series 2024, 5% 8/15/2043	165,000	171,062
Corpus Christi TX Util Sys Rev Series 2022B, 5% 7/15/2047	25,000	25,470
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2037	30,000	30,518
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2037	145,000	153,685
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2042	145,000	148,228
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2044 (Assured Guaranty Ltd Insured)	80,000	82,388
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2042 (Assured Guaranty Municipal Corp Insured)	85,000	88,478
Lower Colorado River Authority Series 2019 A, 5% 5/15/2044	50,000	50,568
Lower Colorado River Authority Series 2020 A, 5% 5/15/2045	30,000	30,237
Lower Colorado River Authority Series 2022, 5% 5/15/2039 (Assured Guaranty Ltd Insured)	120,000	125,240
Lower Colorado River Authority Series 2023A, 5.25% 5/15/2048	50,000	51,450
Lower Colorado River Authority Series 2024, 5% 5/15/2036	40,000	43,441
San Antonio TX Elec & Gas Rev 5% 2/1/2036	40,000	43,126
San Antonio TX Elec & Gas Rev 5% 2/1/2038	120,000	126,915
San Antonio TX Elec & Gas Rev 5% 2/1/2040	75,000	79,556
San Antonio TX Elec & Gas Rev 5.25% 2/1/2044	35,000	36,901
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	100,000	103,814
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2037	130,000	137,656
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2038	35,000	36,743
		1,854,215
General Obligations - 5.4%
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	55,000	59,509
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	95,000	101,957
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	60,000	63,808
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2042	40,000	41,866
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2043	40,000	41,686
Arlington TX Ind Sch Dist Series 2022, 5% 2/15/2037	60,000	64,004
Austin Tex Gen. Oblig. Series 2020, 5% 9/1/2040	55,000	57,264
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2039	125,000	133,853
Austin TX Indpt Sch Dist 5% 8/1/2037 (Permanent Sch Fund of Texas Guaranteed)	40,000	43,816
Austin TX Indpt Sch Dist 5% 8/1/2042	75,000	78,260
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2037	125,000	134,753
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2042	105,000	109,468
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2034	50,000	46,580
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2036	20,000	17,830
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 4% 2/15/2037	90,000	89,286
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2022, 5% 2/15/2037	60,000	63,844
Birdville TX Indpt Sch Dist Series 2023A, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	81,897
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	124,517
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 4% 8/15/2032	130,000	131,664
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 5% 8/15/2026	75,000	76,900
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2020A, 4% 8/15/2034	90,000	91,479
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	260,000	282,507
County of Collin TX Gen. Oblig. 4% 2/15/2035	25,000	25,279
County of Collin TX Gen. Oblig. 5% 2/15/2038	35,000	38,036
Cypress-Fairbanks TX Isd Series 2022A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	70,000	72,856
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	90,000	97,507
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	130,000	139,594
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	200,000	213,894
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	40,000	41,924
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2027	50,000	51,801
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2035	85,000	93,222
Dallas TX ISD 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	35,000	38,324
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	40,000	43,171
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,751
Dallas TX ISD 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	110,000	117,641
Dallas TX ISD Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,736
Del Valle Tex Indpt Sch Dist Series 2022, 4% 6/15/2037 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,234
Denton Independent School District Series 2025A, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	500,000	519,138
Eagle Mtn & Saginaw TX Isd Series 2021, 3% 8/15/2039	55,000	45,707
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2043	120,000	123,515
El Paso Cnty TX Hosp Dist Gen. Oblig. Series 2025, 5.5% 2/15/2050 (Assured Guaranty Municipal Corp Insured) (d)	250,000	260,138
El Paso Independent School District Series 2019, 4% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	125,000	126,239
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2029	75,000	75,626
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2031	45,000	45,293
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2038	35,000	36,919
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	80,000	83,893
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2040	30,000	31,324
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2038	60,000	63,963
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2039	345,000	364,453
Fredericksburg Tex Indpt Sch Dist Series 2022, 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	235,000	239,788
Frisco Tex Indpt Sch Dis Series 2023, 5% 2/15/2043	55,000	57,093
Frisco Tex Indpt Sch Dis Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	110,000	119,354
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2020A, 3% 10/1/2038	135,000	113,171
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2040	60,000	63,929
Harris Cnty TX Series 2016 A, 5% 8/15/2033	25,000	25,454
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	25,000	24,712
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,652
Houston TX Gen. Oblig. 5% 3/1/2039	225,000	240,035
Houston TX Gen. Oblig. 5% 3/1/2040	45,000	47,456
Houston TX Gen. Oblig. Series 2019 A, 5% 3/1/2028	25,000	26,433
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	100,000	107,994
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	25,000	26,914
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	25,000	26,637
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	75,000	78,425
Houston TX Indpt Sch Dist Series 2018, 5% 7/15/2029	30,000	31,819
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	124,680
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	65,000	71,328
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	85,000	91,739
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	40,000	42,783
Judson TX Indpt Sch Dist Series 2016, 4% 2/1/2033	50,000	50,095
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,902
Lake Travis TX Indpt Sch Dist Series 2023, 5% 2/15/2037	50,000	53,474
Lamar TX Isd Series 2023 A, 5% 2/15/2040	45,000	47,664
Lamar TX Isd Series 2023, 5% 2/15/2036 (Assured Guaranty Municipal Corp Insured)	95,000	103,545
Lamar TX Isd Series 2023, 5% 2/15/2037	40,000	43,225
Lamar TX Isd Series 2023, 5% 2/15/2038	30,000	32,136
Lamar TX Isd Series 2023, 5% 2/15/2041 (Assured Guaranty Municipal Corp Insured)	25,000	26,139
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2040	35,000	28,376
Liberty Hill TX Indpt Sch Dist Series 2022, 3% 2/1/2051	120,000	81,854
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	35,000	37,237
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2040	40,000	41,891
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2041	100,000	103,776
New Caney TX Indpt Sch Dist New Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	155,000	166,632
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	70,000	75,418
Northwest Tex Indpt Sch Dist Series 2024, 5% 2/15/2049	105,000	107,198
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	75,000	78,199
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,089
Pflugerville Tex Indpt Sch Dist 5% 2/15/2037	225,000	240,363
Pflugerville Tex Indpt Sch Dist 5% 2/15/2039	35,000	36,682
Plano Independent School District 5% 2/15/2036	35,000	37,973
Plano Independent School District 5% 2/15/2037	55,000	59,225
Port Houston Auth TX Harris Gen. Oblig. Series 2020 A 2, 4% 10/1/2037	30,000	29,867
Princeton TX Indpt Sch Dist Series 2023, 5.25% 2/15/2048	25,000	25,958
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	40,000	42,449
Royse City TX Indpt Sch Dist Series 2023, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	45,000	46,009
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 5.25% 2/15/2041	45,000	46,888
San Antonio TX Gen. Oblig. Series 2019, 3% 8/1/2035	90,000	81,892
San Antonio TX Gen. Oblig. Series 2024, 5% 2/1/2039	35,000	37,837
San Antonio TX Indpt Sch Dist Series 2018, 5% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	160,000	160,233
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	75,000	81,021
Spring Branch Tex Indp Sch Dst Series 2022, 5% 2/1/2037	60,000	64,459
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2036	270,000	292,011
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2037	30,000	32,199
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2038	40,000	42,560
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2039	105,000	110,978
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2028	35,000	35,537
Tomball TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	100,000	108,617
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	130,000	139,950
Travis Cnty TX Gen. Oblig. Series 2024, 5% 3/1/2037	145,000	159,147
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	50,000	53,622
Williamson Cnty Tex Gen. Oblig. Series 2020, 5% 2/15/2032	75,000	79,923
Wylie Tex Indpt Sch Dist Collin Cnty Series 2024, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	45,000	48,884
		9,598,456
Health Care - 0.8%
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	45,000	46,798
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	100,000	100,031
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2044	505,000	518,092
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2037	155,000	164,734
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2038	55,000	57,846
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	275,000	285,033
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2034	75,000	77,836
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2038	100,000	101,883
		1,352,253
Housing - 0.0%
Texas St Dept Hsg & Cmnty Sfr Series 2023A, 5.75% 3/1/2054	20,000	21,584
Other - 1.0%
Aldine TX Indpt Sch Dist 5% 2/15/2039	105,000	112,689
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2044	100,000	104,083
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2042	35,000	36,684
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2037	50,000	54,115
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2039	120,000	127,837
County of Smith TX Gen. Oblig. Series 2023, 5% 8/15/2039	145,000	152,158
Longview Tex Indpt Sch Dist Series 2024, 5% 2/15/2038	40,000	43,567
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2037	245,000	264,584
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2042	30,000	31,089
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2043	150,000	155,119
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2044	90,000	92,705
Pflugerville Tex Gen. Oblig. Series 2023, 5% 8/1/2048	30,000	30,345
Plano Independent School District Series 2025, 5% 2/15/2039	150,000	160,871
San Antonio TX Gen. Oblig. Series 2024, 5% 2/1/2037	30,000	33,043
Tarrant Regional Water District 5% 9/1/2036	285,000	317,445
Williamson Cnty Tex Gen. Oblig. Series 2022, 4% 2/15/2041	45,000	43,035
Williamson Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2038	85,000	92,242
		1,851,611
Special Tax - 0.1%
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	30,000	30,478
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2035	30,000	30,132
Texas Transn Commn Gen. Oblig. Series 2024, 5% 4/1/2040	50,000	53,231
		113,841
Transportation - 0.2%
Central TX Regl Mobility Auth Rev 5% 1/1/2038	50,000	52,347
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2050	50,000	42,736
Central TX Regl Mobility Auth Rev Series 2021 D, 4% 1/1/2037	35,000	34,671
Dallas Fort Worth International Airport Series 2021 A, 4% 11/1/2038	40,000	39,014
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5% 8/15/2036	40,000	44,060
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	50,000	52,252
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2029	65,000	66,449
Port of Houston Auth Series 2023, 5% 10/1/2038	30,000	32,142
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2039	80,000	74,549
		438,220
Water & Sewer - 1.1%
Austin TX Wtr & Wastewtr Sys 5% 11/15/2036	60,000	63,922
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	120,000	130,399
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	40,000	42,216
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	25,000	26,223
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	30,000	31,014
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2037	135,000	147,734
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2037	125,000	132,641
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2038	110,000	119,178
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2032	40,000	42,323
North Harris Cnty Regl Wtr TX Series 2016, 5% 12/15/2033	35,000	35,719
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2034	35,000	36,526
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2037	115,000	124,285
San Antonio TX Wtr Rev Series 2024B, 5% 5/15/2038	300,000	328,430
Texas Wtr Dev Brd 3% 10/15/2040	100,000	82,713
Texas Wtr Dev Brd 4% 10/15/2033	30,000	30,675
Texas Wtr Dev Brd 5% 8/1/2040	40,000	43,330
Texas Wtr Dev Brd 5% 8/1/2046	100,000	103,068
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2033	30,000	30,233
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2036	40,000	39,618
Texas Wtr Dev Brd Series 2019, 5% 8/1/2036	75,000	79,050
Texas Wtr Dev Brd Series 2022, 5% 8/1/2041	55,000	57,794
Texas Wtr Dev Brd Series A, 5% 10/15/2031	150,000	156,325
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2017, 5% 8/1/2032	25,000	25,867
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2018, 5% 8/1/2032	80,000	84,283
		1,993,566
TOTAL TEXAS		18,266,068
Utah - 1.3%
Education - 0.4%
University UT Univ Revs 5% 8/1/2039	185,000	196,386
University UT Univ Revs 5% 8/1/2041	255,000	267,382
University UT Univ Revs Series 2022B, 5% 8/1/2037	30,000	32,263
University UT Univ Revs Series 2022B, 5% 8/1/2038	75,000	79,999
University UT Univ Revs Series 2022B, 5% 8/1/2039	80,000	84,721
University UT Univ Revs Series 2024 A 1, 5% 8/1/2043	120,000	126,062
		786,813
Electric Utilities - 0.2%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2038	25,000	26,029
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2039	105,000	109,032
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2042	245,000	250,579
Intermountain Pwr Agy UT Pwr Series 2024A, 5% 7/1/2042	50,000	51,307
		436,947
General Obligations - 0.0%
Alpine Sch UT Series 2017, 5% 3/15/2028	30,000	30,981
Health Care - 0.4%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 4% 5/15/2047	75,000	65,686
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	150,000	150,187
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2043	55,000	55,923
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2050	400,000	400,202
		671,998
Special Tax - 0.1%
Utah Telecommunication Open Infrastructure Agy Sales Tax & Telecommunications Rev 5.25% 6/1/2037	65,000	70,664
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	35,000	35,271
Utah Tran Auth Sales Tax Rev Series 2018 2, 3.75% 12/15/2041	20,000	17,706
		123,641
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	45,000	46,454
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	150,000	152,637
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	100,000	104,258
		303,349
Water & Sewer - 0.0%
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 5% 10/1/2035	10,000	10,725
TOTAL UTAH		2,364,454
Vermont - 0.2%
Other - 0.2%
Burlington VT Series 2023 A, 5% 11/1/2041	300,000	317,970
Virginia - 0.5%
Electric Utilities - 0.1%
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2041	80,000	64,861
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2045	60,000	45,328
		110,189
General Obligations - 0.2%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) Series 2020F, 2% 4/1/2041	145,000	95,894
Fairfax Cnty VA Gen. Oblig. Series 2020A, 5% 10/1/2035	75,000	80,505
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2037	115,000	123,777
Virginia St Pub Bldg Auth Pub Series 2018A, 3% 8/1/2033	20,000	19,015
		319,191
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	50,000	42,747
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2038	100,000	96,124
Virginia Small Business Fing Auth Healthcare Facs Rev Series 2025 A 1, 5.25% 6/15/2050	75,000	75,940
		214,811
Other - 0.0%
Virginia Comwlth Transn Brd Tr Series 2023, 5% 5/15/2038	40,000	43,301
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2041 (c)	45,000	40,036
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2031 (c)	120,000	119,926
		159,962
TOTAL VIRGINIA		847,454
Washington - 4.2%
Electric Utilities - 0.7%
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2036	175,000	186,011
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2037	125,000	132,140
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	40,000	42,722
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	65,000	68,156
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2037 (Bonneville Power Administration Guaranteed)	60,000	62,746
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2038	220,000	230,933
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2023 A, 5% 1/1/2038	175,000	188,218
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2038	50,000	52,162
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2036	35,000	35,497
Seattle WA Mun Lt & Pwr Rev Series 2022, 5% 7/1/2042	45,000	46,844
Seattle WA Mun Lt & Pwr Rev Series 2023A, 5% 3/1/2038	80,000	86,017
Seattle Wash Drain & Wstwtr Rv Series 2017, 4% 7/1/2036	30,000	30,072
Tacoma WA Elec Sys Rev Series 2024A, 5% 1/1/2054	50,000	50,491
Tacoma WA Elec Sys Rev Series 2024B, 5% 1/1/2037	100,000	109,521
		1,321,530
General Obligations - 2.1%
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2033	20,000	20,303
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2034	20,000	20,205
Clark Cnty Wash Sch Dist 37 Vancouver Series 2018, 5% 12/1/2035 (State of Washington Guaranteed)	80,000	83,458
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2037 (State of Washington Guaranteed)	60,000	64,533
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2038 (State of Washington Guaranteed)	235,000	250,784
King Cnty WA Pub Hosp Dist 1 Gen. Oblig. Series 2018, 5% 12/1/2037	50,000	51,336
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	260,000	279,422
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	140,000	149,423
King County WA Gen. Oblig. Series 2024, 5% 12/1/2044	30,000	31,320
Pierce Cnty WA Sch Dist No 3 Puyallup Series 2017, 5% 12/1/2032	35,000	36,121
Pierce Cnty WA SD 403 Bethel Series 2019, 5% 12/1/2035 (State of Washington Guaranteed)	65,000	68,435
Snohomish Cnty WA Sch Dist 15 Edmonds Series 2024, 5% 12/1/2038 (State of Washington Guaranteed)	195,000	211,434
State of Washington Gen. Oblig. 5% 2/1/2040	30,000	31,901
State of Washington Gen. Oblig. 5% 2/1/2046	35,000	35,971
State of Washington Gen. Oblig. 5% 6/1/2044	80,000	82,920
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2037	40,000	40,287
State of Washington Gen. Oblig. Series 2019 D, 5% 6/1/2039	35,000	36,064
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2040	110,000	113,443
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2039	60,000	62,114
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2040	25,000	25,753
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2038	85,000	89,062
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2040	40,000	41,566
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2041	30,000	31,000
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2037	75,000	80,199
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2042	225,000	232,861
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2037	60,000	64,252
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2045	430,000	439,997
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2036	60,000	64,662
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2042	45,000	46,637
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2043	80,000	82,483
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2044	40,000	41,100
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2045	30,000	30,764
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2040	30,000	31,761
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2042	40,000	41,712
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2039	30,000	32,497
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2040	55,000	58,954
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2039	85,000	91,860
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	170,000	179,434
State of Washington Gen. Oblig. Series R 2017B, 5% 8/1/2034	35,000	35,610
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2037	35,000	36,891
State of Washington Gen. Oblig. Series R 2023 A, 5% 8/1/2038	55,000	59,492
		3,508,021
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	135,000	138,506
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	25,000	24,893
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	175,000	177,846
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2026	415,000	425,610
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	20,000	20,728
		787,583
Lease Revenue - 0.0%
Fyi Properties Wash Lease Rev Series 2019, 5% 6/1/2038	65,000	66,713
Other - 0.4%
Everett Housing Authority/WA Series 2022, 4% 7/1/2037	195,000	181,555
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2037	100,000	108,496
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2038	190,000	204,343
Grant Cnty Wash Gen. Oblig. Series 2022, 5.25% 12/1/2047	65,000	66,931
King County WA Gen. Oblig. Series 2024, 5% 12/1/2043	65,000	68,212
Whatcom Cnty Wash Sch Dist No 501 Bellingham 5% 12/1/2039	75,000	79,814
		709,351
Special Tax - 0.0%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2021 S 1, 5% 11/1/2043	35,000	36,310
Fyi Properties Wash Lease Rev (State of Washington Proj.) Series 2019, 5% 6/1/2033	35,000	36,594
		72,904
Transportation - 0.6%
Port Seattle WA Rev 5% 2/1/2029	25,000	25,262
Port Seattle WA Rev Series 2018A, 5% 5/1/2034 (c)	25,000	25,385
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	45,000	46,102
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	810,000	826,313
Port Seattle WA Rev Series 2022B, 5% 8/1/2038 (c)	145,000	149,381
Port Seattle WA Rev Series D, 5% 5/1/2027 (c)	20,000	20,625
		1,093,068
Water & Sewer - 0.0%
King Cnty WA Swr Rev 5% 1/1/2040	30,000	32,161
TOTAL WASHINGTON		7,591,331
West Virginia - 0.5%
General Obligations - 0.2%
Berkeley Cnty WV Brd Ed Series 2023, 4% 6/1/2036	50,000	50,469
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2036	210,000	217,458
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2033	30,000	31,486
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2037	25,000	25,823
		325,236
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	45,000	46,683
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	20,000	20,554
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	125,000	127,162
		194,399
Transportation - 0.2%
West VA Commr of Hwys Spl Oblig Series 2018A, 5% 9/1/2033	45,000	46,443
West Virginia Parkways Authority Series 2021, 3% 6/1/2041	25,000	20,123
West Virginia Parkways Authority Series 2021, 5% 6/1/2036	50,000	53,834
West Virginia Parkways Authority Series 2021, 5% 6/1/2038	30,000	31,754
West Virginia Parkways Authority Series 2021, 5% 6/1/2039	205,000	215,504
West Virginia Parkways Authority Series 2021, 5% 6/1/2040	65,000	67,875
		435,533
TOTAL WEST VIRGINIA		955,168
Wisconsin - 1.6%
General Obligations - 0.5%
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Ltd Insured)	65,000	68,809
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Ltd Insured)	80,000	84,211
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Ltd Insured)	65,000	68,012
Racine WI Uni Sch Dist 5% 4/1/2041	100,000	104,471
Racine WI Uni Sch Dist 5% 4/1/2041 (Assured Guaranty Ltd Insured)	40,000	41,600
Wisconsin St Gen. Oblig. 5% 5/1/2039	355,000	378,679
Wisconsin St Gen. Oblig. 5% 5/1/2039	45,000	48,002
Wisconsin St Gen. Oblig. Series 2019 B, 4% 5/1/2032	30,000	30,391
Wisconsin St Gen. Oblig. Series 2023B, 5% 5/1/2038	40,000	43,031
Wisconsin St Gen. Oblig. Series 2024C, 5% 5/1/2040	30,000	32,211
		899,417
Health Care - 0.6%
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2049	290,000	292,243
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 4% 8/15/2036	105,000	102,179
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 5% 8/15/2034	85,000	88,296
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	50,000	52,419
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2027	60,000	62,021
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2036	50,000	49,047
Wisconsin Health & Educational Facilities Authority Series 2018 A, 4% 8/15/2035	100,000	97,956
Wisconsin Health & Educational Facilities Authority Series 2018, 4.125% 4/1/2046	185,000	162,041
Wisconsin Health & Educational Facilities Authority Series 2018, 5% 4/1/2037	100,000	103,083
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2039	105,000	111,218
		1,120,503
Housing - 0.4%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership 1988 Adopted May 20, 1988 Sf Wl Open Go Proj.) Series 2024 C, 4.5% 9/1/2044	200,000	189,342
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.75% 3/1/2051	500,000	484,040
		673,382
Other - 0.0%
Racine WI Uni Sch Dist 5% 4/1/2039	95,000	100,229
Special Tax - 0.1%
Wisconsin St Transn Rev Series 2021 A, 5% 7/1/2035	110,000	118,460
Water & Sewer - 0.0%
State of Wisconsin Series 2020 A, 5% 6/1/2038	40,000	41,771
TOTAL WISCONSIN		2,953,762
Wyoming - 0.1%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2040 (Assured Guaranty Ltd Insured)	25,000	24,245
Housing - 0.1%
Wyoming Community Development Authority (WY Single Family 1994 Adopted December 1, 1994 Sf Wl Open Proj.) 4.4% 12/1/2043	90,000	88,381
TOTAL WYOMING		112,626
TOTAL MUNICIPAL SECURITIES (Cost $160,629,055)		161,021,016

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $14,116,704)	2.90	14,113,881	14,116,704

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $178,271,164)	178,696,208
NET OTHER ASSETS (LIABILITIES) - 0.3%	555,700
NET ASSETS - 100.0%	179,251,908

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	33,569,638	19,452,934	51,241	-	-	14,116,704	14,113,881	0.5%
Total	-	33,569,638	19,452,934	51,241	-	-	14,116,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Fixed-Income Funds	3,558,488	3,558,488	-	-

Municipal Securities
Education	9,755,863	-	9,755,863	-
Electric Utilities	7,790,584	-	7,790,584	-
Escrowed/Pre-Refunded	66,703	-	66,703	-
General Obligations	48,995,343	-	48,995,343	-
Health Care	21,056,293	-	21,056,293	-
Housing	7,526,428	-	7,526,428	-
Industrial Development	220,249	-	220,249	-
Lease Revenue	1,910,560	-	1,910,560	-
Other	8,249,934	-	8,249,934	-
Pooled Loans	62,454	-	62,454	-
Special Tax	21,351,207	-	21,351,207	-
Tobacco Bonds	88,518	-	88,518	-
Transportation	19,195,493	-	19,195,493	-
Water & Sewer	14,751,387	-	14,751,387	-

Money Market Funds	14,116,704	14,116,704	-	-
Total Investments in Securities:	178,696,208	17,675,192	161,021,016	-
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $164,154,460)	$164,579,504
Fidelity Central Funds (cost $14,116,704)	14,116,704

Total Investment in Securities (cost $178,271,164)		$178,696,208
Cash		100,000
Receivable for fund shares sold		3,107,393
Interest receivable		2,016,394
Distributions receivable from Fidelity Central Funds		33,165
Prepaid expenses		21,028
Receivable from investment adviser for expense reductions		43,471
Other receivables		36
Total assets		184,017,695
Liabilities
Payable for investments purchased
Regular delivery	$3,176,910
Delayed delivery	1,147,208
Payable for fund shares redeemed	97,522
Distributions payable	255,950
Accrued management fee	20,237
Other payables and accrued expenses	67,960
Total liabilities		4,765,787
Net Assets		$179,251,908
Net Assets consist of:
Paid in capital		$178,815,869
Total accumulated earnings (loss)		436,039
Net Assets		$179,251,908
Net Asset Value, offering price and redemption price per share ($179,251,908 ÷ 18,152,706 shares)		$9.87
Statement of Operations
For the period March 18, 2025 (commencement of operations) through June 30, 2025
Investment Income
Dividends		$14,481
Interest		567,134
Income from Fidelity Central Funds		51,241
Total income		632,856
Expenses
Management fee	$32,483
Custodian fees and expenses	2,319
Independent trustees' fees and expenses	16
Registration fees	38,107
Audit fees	42,492
Legal	1
Miscellaneous	1
Total expenses before reductions	115,419
Expense reductions	(90,766)
Total expenses after reductions		24,653
Net Investment income (loss)		608,203
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,651)
Futures contracts	8,571
Total net realized gain (loss)		1,920
Change in net unrealized appreciation (depreciation) on investment securities		425,044
Net gain (loss)		426,964
Net increase (decrease) in net assets resulting from operations		$1,035,167
Statement of Changes in Net Assets

For the period March 18, 2025 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$608,203
Net realized gain (loss)	1,920
Change in net unrealized appreciation (depreciation)	425,044
Net increase (decrease) in net assets resulting from operations	1,035,167
Distributions to shareholders	(599,129)

Share transactions
Proceeds from sales of shares	179,310,222
Reinvestment of distributions	337,846
Cost of shares redeemed	(832,198)

Net increase (decrease) in net assets resulting from share transactions	178,815,870
Total increase (decrease) in net assets	179,251,908

Net Assets
Beginning of period	-
End of period	$179,251,908

Other Information
Shares
Sold	18,202,945
Issued in reinvestment of distributions	34,248
Redeemed	(84,487)
Net increase (decrease)	18,152,706

Financial Highlights
Fidelity® SAI Enhanced Municipal Income Fund

Years ended June 30,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.103
Net realized and unrealized gain (loss)	(.131) D
Total from investment operations	(.028)
Distributions from net investment income	(.102)
Total distributions	(.102)
Net asset value, end of period	$9.87
Total Return E,F	(.27) %
Ratios to Average Net Assets C,G,H
Expenses before reductions	.52% I,J
Expenses net of fee waivers, if any	.15 % I
Expenses net of all reductions, if any	.15% I
Net investment income (loss)	3.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$179,252
Portfolio turnover rate K	21 % L

AFor the period March 18, 2025 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements

For the period ended June 30, 2025

1. Organization.
Fidelity SAI Enhanced Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$788,801
Gross unrealized depreciation	(363,738)
Net unrealized appreciation (depreciation)	$425,063
Tax Cost	$178,271,145

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$1,196
Undistributed ordinary income	$4,637
Undistributed long-term capital gain	$5,143
Net unrealized appreciation (depreciation) on securities and other investments	$425,063

The tax character of distributions paid was as follows:

June 30, 2025 A
Tax-exempt Income	$599,129

A For the period March 18, 2025 (commencement of operations) through June 30, 2025.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Enhanced Municipal Income Fund	177,519,931	13,288,885
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Enhanced Municipal Income Fund	20

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Enhanced Municipal Income Fund	1
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through October 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $90,724.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $42.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Municipal Bond Fund
Fidelity SAI Enhanced Municipal Income Fund	17%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Enhanced Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Enhanced Municipal Income Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of June 30, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 18, 2025 (commencement of operations) through June 30, 2025, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period from March 18, 2025 (commencement of operations) through June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2025, $5,143, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 10.68% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Enhanced Municipal Income Fund

At its January 2025 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors. The Board also considered that the fund is offered exclusively to Fidelity's managed account programs and other Fidelity proprietary investment solutions, and is not offered to the general public.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered FMR's research-driven systematic investment approach, which is used for existing Fidelity funds. The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's proposed management fee and total expenses, the Board noted that FMR may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fees and Total Expense Ratios. The information provided to the Board indicated that the fund's proposed management fee rate ranked below the competitive median fee rate of funds with similar Morningstar classifications, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total gross and net (after reflecting the agreement by FMR referred to in the next paragraph) expense ratios of the fund ranked below the competitive medians of the similar sales load structure group.
Other Contractual Arrangements. The Board also noted that FMR has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 15 basis points through October 31, 2026.
Based on its review, the Board concluded that the fund's management fee and projected total net expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, ultimately concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be approved through September 2026.

1.9918392.100
SEB-ANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025